UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Small Cap Value Index Fund Fidelity® Small Cap Value Index Fund : FISVX

This annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, financials gained 21% and contributed most. Energy stocks also helped (+22%). Industrials rose 13%, consumer discretionary gained 12%, and materials advanced 15%.
•Conversely, health care returned approximately -3% and detracted most. This group was hampered by the health care equipment & services industry (-23%). Utilities (-7%) and communication services (-9%) also hurt.
•Turning to individual stocks, the biggest contributor was Carvana (+395%), from the consumer discretionary distribution & retail category. Also in consumer discretionary distribution & retail, Abercrombie & Fitch (+372%) helped. Jackson Financial, within the financial services industry, also contributed, gaining 155%.
•In contrast, the biggest individual detractor was Spirit Airlines (-77%), from the transportation category. Intellia Therapeutics (-45%) and Pacific Biosciences (-90%), within the pharmaceuticals, biotechnology & life sciences group, also hindered the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Small Cap Value Index Fund	10.83%	7.25%
Russell 2000® Value Index	10.90%	7.29%
Russell 3000® Index	23.13%	13.80%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,152,113,306
Number of Holdings	1,453
Total Advisory Fee	$487,130
Portfolio Turnover	37%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Industrials	12.3
Real Estate	10.7
Consumer Discretionary	10.0
Energy	9.2
Health Care	9.1
Information Technology	6.1
Materials	5.2
Utilities	5.0
Communication Services	2.8
Consumer Staples	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Commercial Metals Co	0.6
Murphy Oil Corp	0.6
Essent Group Ltd	0.6
SouthState Corp	0.6
Meritage Homes Corp	0.6
Taylor Morrison Home Corp	0.5
Terreno Realty Corp	0.5
Jackson Financial Inc	0.5
Cytokinetics Inc	0.5
Old National Bancorp/IN	0.5
5.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913368.100    3406-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Small Cap Growth Index Fund Fidelity® Small Cap Growth Index Fund : FECGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, information technology gained roughly 17% and contributed. Industrials stocks also helped (+11%), benefiting from capital goods (+15%). Consumer staples rose 25%, energy gained about 19%, and consumer discretionary advanced 7%.
•In contrast, utilities returned roughly -12% and detracted most. Materials (-4%) also hurt.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+227%), from the technology hardware & equipment group. Microstrategy, within the software & services group, gained about 303% and boosted the fund. In capital goods, Ftai Aviation gained 234% and contributed. Insmed, within the pharmaceuticals, biotechnology & life sciences category, gained 218% and contributed.
•Conversely, the biggest individual detractor was Arcadium Lithium (-51%), from the materials group. In capital goods, Shoals Technologies returned about -76% and detracted. Fox Factory Holding (-56%), from the automobiles & components group, also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Small Cap Growth Index Fund	9.26%	6.32%
Russell 2000® Growth Index	9.14%	6.24%
Russell 3000® Index	23.13%	13.80%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$654,727,211
Number of Holdings	1,131
Total Advisory Fee	$279,883
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	25.3
Industrials	22.0
Information Technology	20.6
Consumer Discretionary	10.0
Financials	7.9
Energy	4.2
Materials	3.9
Consumer Staples	3.2
Communication Services	2.1
Real Estate	1.4
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Insmed Inc	0.9
FTAI Aviation Ltd	0.9
Abercrombie & Fitch Co Class A	0.8
Fabrinet	0.8
Vaxcyte Inc	0.8
Sprouts Farmers Market Inc	0.7
Applied Industrial Technologies Inc	0.7
HealthEquity Inc	0.7
SPS Commerce Inc	0.7
Ensign Group Inc/The	0.6
7.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913367.100    3405-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Mid Cap Growth Index Fund Fidelity® Mid Cap Growth Index Fund : FMDGX

This annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, information technology gained 25% and contributed most, driven by the software & services industry (+28%). Financials stocks also helped (+28%), benefiting from financial services (+27%). Consumer discretionary rose about 20%, industrials gained 13%, and communication services advanced roughly 24%.
•Conversely, health care returned approximately -3% and detracted most. This group was hampered by the health care equipment & services industry (-11%). Consumer staples (-6%) also hurt, hampered by the food, beverage & tobacco industry (-16%).
•Turning to individual stocks, the biggest contributor was CrowdStrike Holdings (+161%), from the software & services category. Also in software & services, Palantir Technologies (+65%) and Fair Isaac (+84%) helped. Another notable contributor was Apollo Global Management (+57%), a stock in the financial services group, as well as Spotify Technology (+96%) in the media & entertainment category.
•In contrast, the biggest individual detractor was MongoDB (-39%), from the software & services category. Paycom Software (-55%), a stock in the commercial & professional services category, detracted. Enphase Energy, within the semiconductors & semiconductor equipment industry, returned approximately -40% and hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Mid Cap Growth Index Fund	15.01%	9.35%
Russell Midcap® Growth Index	15.05%	9.49%
Russell 3000® Index	23.13%	13.80%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,106,274,971
Number of Holdings	292
Total Advisory Fee	$419,189
Portfolio Turnover	54%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.7
Industrials	17.0
Consumer Discretionary	15.1
Health Care	14.4
Financials	12.4
Communication Services	4.4
Energy	4.0
Consumer Staples	2.8
Utilities	1.4
Materials	1.4
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	1.9
Dexcom Inc	1.8
Trade Desk Inc (The) Class A	1.6
NU Holdings Ltd/Cayman Islands Class A	1.6
Super Micro Computer Inc	1.6
IDEXX Laboratories Inc	1.5
Ameriprise Financial Inc	1.5
Datadog Inc Class A	1.5
Verisk Analytics Inc	1.5
Monolithic Power Sys Inc	1.4
15.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913365.100    3403-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income 2025 Fund Fidelity Advisor® Municipal Income 2025 Fund Class I : FAMYX

This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.40%
What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •The past 12 months, we focused on long-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return.
  •Versus the 2025 index, the fund's carry advantage, meaning its larger-than-index exposure to higher-coupon municipal bonds, was the biggest contributor by far this period.
  •An overweight to lower-rated investment-grade municipal bonds also added value. These securities, helped by strong demand from investors seeking higher levels of income, bested higher-quality bonds this period.
  •Specifically, larger-than-index exposure to lower-rated health care and higher education bonds was helpful. Exposure to lower-rated tax-backed bonds that received credit rating upgrades was beneficial as well.
  •In contrast, differences in the way fund holdings and index components were priced detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's fair-value processes. Securities within the index, however, are priced by the index provider.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	3.20%	1.03%	1.70%
Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index	2.94%	1.18%	1.86%
Bloomberg Municipal Bond Index	3.21%	1.16%	1.97%
A   From May 25, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$23,727,435
Number of Holdings	123
Total Advisory Fee	$73,069
Portfolio Turnover	6%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	27.1
Transportation	23.5
Education	21.0
General Obligations	9.9
Housing	5.4
Others(Individually Less Than 5%)	13.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	11.0
Pennsylvania	10.3
Illinois	8.0
Florida	6.7
Massachusetts	5.8

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on June 28, 2024, in anticipation of its liquidation shortly after its target end date of June 30, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913364.100    2950-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Municipal Bond Index Fund Fidelity® Municipal Bond Index Fund : FMBIX

This annual shareholder report contains information about Fidelity® Municipal Bond Index Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Index Fund	$ 7	0.07%
What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return.
  •We use statistical sampling techniques based on duration, maturity, interest-rate sensitivity, security structure and credit quality to attempt to replicate the returns of the Bloomberg Municipal Bond Index using a smaller number of securities.
  •This period, trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark, as market volatility triggered uneven shareholder flows.
  •Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Municipal Bond Index Fund	3.01%	0.18%
Bloomberg Municipal Bond Index	3.21%	1.10%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$164,812,968
Number of Holdings	1,847
Total Advisory Fee	$108,081
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	35.7
Transportation	15.6
Special Tax	11.1
Water & Sewer	10.4
Health Care	8.7
Education	6.7
Others(Individually Less Than 5%)	11.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	22.9
New York	15.0
Texas	7.8
Florida	4.7
Illinois	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913369.100    3469-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Index Fund Fidelity® Mid Cap Value Index Fund : FIMVX

This annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 6	0.06%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, financials gained 28% and contributed most. Industrials stocks also helped (+18%), benefiting from capital goods (+23%). Energy rose approximately 26%, information technology gained 11%, and utilities advanced roughly 12%.
•In contrast, health care returned -8% and detracted most. Consumer staples (-7%) and communication services (-7%) also hurt.
•Turning to individual stocks, the top contributor was Constellation Energy (+120%), from the utilities group. In financial services, Coinbase Global (+210%) and KKR (+89%) boosted the fund. Phillips (+53%), a stock in the energy industry, lifted the fund.
•Conversely, the biggest individual detractor was Albemarle (-57%), from the materials group. ON Semiconductor (-28%), from the semiconductors & semiconductor equipment group, also hurt. Warner Bros Discovery, within the media & entertainment industry, returned -41% and hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Mid Cap Value Index Fund	11.96%	8.28%
Russell Midcap® Value Index	11.98%	8.38%
Russell 3000® Index	23.13%	13.80%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$854,245,859
Number of Holdings	717
Total Advisory Fee	$426,336
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.3
Financials	16.7
Real Estate	9.9
Consumer Discretionary	9.6
Information Technology	9.3
Health Care	9.3
Materials	7.6
Utilities	6.7
Consumer Staples	6.3
Energy	6.0
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Arthur J Gallagher & Co	0.7
Williams Cos Inc/The	0.7
Digital Realty Trust Inc	0.7
Microchip Technology Inc	0.7
ONEOK Inc	0.7
Humana Inc	0.7
AFLAC Inc	0.6
Realty Income Corp	0.6
Bank of New York Mellon Corp/The	0.6
L3Harris Technologies Inc	0.6
6.6

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913366.100    3404-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® SAI Municipal Bond Index Fund Fidelity® SAI Municipal Bond Index Fund : FSABX

This annual shareholder report contains information about Fidelity® SAI Municipal Bond Index Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Bond Index Fund	$ 7	0.07%
What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return.
  •We use statistical sampling techniques based on duration, maturity, interest-rate sensitivity, security structure and credit quality to attempt to replicate the returns of the Bloomberg Municipal Bond Index using a smaller number of securities.
  •This period, trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark, as market volatility triggered uneven shareholder flows.
  •Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Municipal Bond Index Fund	2.90%	0.33%
Bloomberg Municipal Bond Index	3.21%	1.10%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$80,747,568
Number of Holdings	1,351
Total Advisory Fee	$41,212
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.0
Transportation	16.0
Special Tax	13.8
Water & Sewer	9.3
Health Care	9.0
Electric Utilities	6.1
Education	6.0
Others(Individually Less Than 5%)	5.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	19.3
New York	16.9
Texas	8.1
Illinois	4.7
Washington	4.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913370.100    3470-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income 2025 Fund Fidelity® Municipal Income 2025 Fund : FIMSX

This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income 2025 Fund	$ 41	0.40%
What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •The past 12 months, we focused on long-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return.
  •Versus the 2025 index, the fund's carry advantage, meaning its larger-than-index exposure to higher-coupon municipal bonds, was the biggest contributor by far this period.
  •An overweight to lower-rated investment-grade municipal bonds also added value. These securities, helped by strong demand from investors seeking higher levels of income, bested higher-quality bonds this period.
  •Specifically, larger-than-index exposure to lower-rated health care and higher education bonds was helpful. Exposure to lower-rated tax-backed bonds that received credit rating upgrades was beneficial as well.
  •In contrast, differences in the way fund holdings and index components were priced detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's fair-value processes. Securities within the index, however, are priced by the index provider.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Municipal Income 2025 Fund	3.20%	1.03%	1.70%
Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index	2.94%	1.18%	1.86%
Bloomberg Municipal Bond Index	3.21%	1.16%	1.97%
A   From May 25, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$23,727,435
Number of Holdings	123
Total Advisory Fee	$73,069
Portfolio Turnover	6%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	27.1
Transportation	23.5
Education	21.0
General Obligations	9.9
Housing	5.4
Others(Individually Less Than 5%)	13.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	11.0
Pennsylvania	10.3
Illinois	8.0
Florida	6.7
Massachusetts	5.8

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on June 28, 2024, in anticipation of its liquidation shortly after its target end date of June 30, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913362.100    2948-TSRA-0824

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income 2025 Fund Fidelity Advisor® Municipal Income 2025 Fund Class A : FAMHX

This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%
What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •The past 12 months, we focused on long-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return.
  •Versus the 2025 index, the fund's carry advantage, meaning its larger-than-index exposure to higher-coupon municipal bonds, was the biggest contributor by far this period.
  •An overweight to lower-rated investment-grade municipal bonds also added value. These securities, helped by strong demand from investors seeking higher levels of income, bested higher-quality bonds this period.
  •Specifically, larger-than-index exposure to lower-rated health care and higher education bonds was helpful. Exposure to lower-rated tax-backed bonds that received credit rating upgrades was beneficial as well.
  •In contrast, differences in the way fund holdings and index components were priced detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's fair-value processes. Securities within the index, however, are priced by the index provider.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through June 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 2.75% sales charge)	0.11%	0.21%	1.05%
Class A (without 2.75% sales charge)	2.94%	0.77%	1.44%
Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index	2.94%	1.18%	1.86%
Bloomberg Municipal Bond Index	3.21%	1.16%	1.97%
A   From May 25, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$23,727,435
Number of Holdings	123
Total Advisory Fee	$73,069
Portfolio Turnover	6%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	27.1
Transportation	23.5
Education	21.0
General Obligations	9.9
Housing	5.4
Others(Individually Less Than 5%)	13.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	11.0
Pennsylvania	10.3
Illinois	8.0
Florida	6.7
Massachusetts	5.8

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on June 28, 2024, in anticipation of its liquidation shortly after its target end date of June 30, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913363.100    2949-TSRA-0824

Item 2.

Code of Ethics

As of the end of the period, June 30, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Mid Cap Growth Index Fund	$38,900	$-	$7,900	$1,000
Fidelity Mid Cap Value Index Fund	$38,900	$-	$7,900	$1,000
Fidelity Municipal Income 2025 Fund	$35,900	$-	$7,900	$900

June 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$39,100	$-	$7,400	$1,000
Fidelity Mid Cap Value Index Fund	$39,100	$-	$7,400	$1,000
Fidelity Municipal Income 2025 Fund	$36,100	$-	$7,400	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the “Funds”):

Services Billed by PwC

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$49,500	$4,000	$5,500	$1,700
Fidelity SAI Municipal Bond Index Fund	$49,500	$4,000	$5,500	$1,700
Fidelity Small Cap Growth Index Fund	$38,500	$3,400	$11,000	$1,500
Fidelity Small Cap Value Index Fund	$39,800	$3,500	$8,800	$1,500

June 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$49,700	$4,000	$5,500	$1,700
Fidelity SAI Municipal Bond Index Fund	$49,700	$4,000	$5,500	$1,700
Fidelity Small Cap Growth Index Fund	$38,700	$3,400	$11,500	$1,500
Fidelity Small Cap Value Index Fund	$39,900	$3,500	$9,400	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2024A	June 30, 2023A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	June 30, 2024A	June 30, 2023A
Audit-Related Fees	$9,437,800	$8,699,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2024A	June 30, 2023A
Deloitte Entities	$6,225,500	$2,081,400
PwC	$15,060,500	$14,206,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Growth Index Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	4,520	120,322
Entertainment - 1.6%
Liberty Media Corp. Liberty Formula One:
Class A	3,423	219,859
Class C	28,913	2,077,110
Live Nation Entertainment, Inc. (a)	65,462	6,136,408
Madison Square Garden Sports Corp. (a)	616	115,888
Roblox Corp. (a)	211,825	7,882,008
Roku, Inc. Class A (a)	7,857	470,870
TKO Group Holdings, Inc.	4,480	483,795
		17,385,938
Interactive Media & Services - 1.0%
Pinterest, Inc. Class A (a)	245,480	10,818,304
TripAdvisor, Inc. (a)	2,370	42,210
Trump Media & Technology Group (a)	14,958	489,875
		11,350,389
Media - 1.8%
Liberty Broadband Corp.:
Class A (a)	1,678	91,619
Class C (a)	11,207	614,368
Nexstar Media Group, Inc.	5,049	838,184
The Trade Desk, Inc. Class A (a)	183,242	17,897,246
		19,441,417
TOTAL COMMUNICATION SERVICES		48,298,066
CONSUMER DISCRETIONARY - 15.1%
Broadline Retail - 1.1%
Coupang, Inc. Class A (a)	480,166	10,059,478
Etsy, Inc. (a)	31,433	1,853,918
		11,913,396
Distributors - 0.4%
Pool Corp. (b)	15,452	4,748,863
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	3,583	394,417
Duolingo, Inc. (a)	15,207	3,173,245
Grand Canyon Education, Inc. (a)	3,913	547,468
H&R Block, Inc.	11,217	608,298
		4,723,428
Hotels, Restaurants & Leisure - 7.3%
Cava Group, Inc. (b)	31,274	2,900,664
Choice Hotels International, Inc. (b)	10,127	1,205,113
Churchill Downs, Inc.	28,880	4,031,648
Darden Restaurants, Inc.	26,056	3,942,794
Domino's Pizza, Inc.	5,030	2,597,140
Draftkings Holdings, Inc. (a)	184,231	7,032,097
Dutch Bros, Inc. (a)	14,989	620,545
Expedia Group, Inc. (a)	52,420	6,604,396
Hilton Worldwide Holdings, Inc.	52,258	11,402,696
Hyatt Hotels Corp. Class A	2,631	399,702
Las Vegas Sands Corp.	148,418	6,567,497
Light & Wonder, Inc. Class A (a)	37,406	3,923,141
Norwegian Cruise Line Holdings Ltd. (a)	177,435	3,334,004
Planet Fitness, Inc. (a)	19,589	1,441,555
Royal Caribbean Cruises Ltd. (a)	34,106	5,437,520
Texas Roadhouse, Inc.	27,638	4,745,721
Vail Resorts, Inc.	13,222	2,381,679
Wendy's Co.	35,177	596,602
Wingstop, Inc.	12,162	5,140,391
Wyndham Hotels & Resorts, Inc.	2,829	209,346
Wynn Resorts Ltd.	3,176	284,252
Yum! Brands, Inc.	44,858	5,941,891
		80,740,394
Household Durables - 0.4%
SharkNinja, Inc.	5,432	408,215
Tempur Sealy International, Inc.	69,544	3,292,213
TopBuild Corp. (a)	1,053	405,689
		4,106,117
Leisure Products - 0.3%
Hasbro, Inc.	50,382	2,947,347
YETI Holdings, Inc. (a)	10,520	401,338
		3,348,685
Specialty Retail - 4.2%
Burlington Stores, Inc. (a)	26,286	6,308,640
CarMax, Inc. (a)	4,562	334,577
Carvana Co. Class A (a)	15,298	1,969,159
Dick's Sporting Goods, Inc.	2,147	461,283
Five Below, Inc. (a)	17,935	1,954,377
Floor & Decor Holdings, Inc. Class A (a)(b)	15,882	1,578,830
Murphy U.S.A., Inc.	7,806	3,664,605
RH (a)	1,209	295,528
Ross Stores, Inc.	31,509	4,578,888
Tractor Supply Co.	44,719	12,074,130
Ulta Beauty, Inc. (a)	17,178	6,628,475
Valvoline, Inc. (a)	53,538	2,312,842
Williams-Sonoma, Inc.	15,616	4,409,490
		46,570,824
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	4,437	647,536
Deckers Outdoor Corp. (a)	10,586	10,246,719
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,874	336,891
		11,231,146
TOTAL CONSUMER DISCRETIONARY		167,382,853
CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	765	233,363
Celsius Holdings, Inc. (a)	72,999	4,167,513
		4,400,876
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores, Inc.	2,654	1,012,660
Performance Food Group Co. (a)	9,058	598,824
Sysco Corp.	128,246	9,155,482
		10,766,966
Food Products - 0.4%
Freshpet, Inc. (a)	6,154	796,266
Lamb Weston Holdings, Inc.	19,145	1,609,712
Pilgrim's Pride Corp. (a)	1,607	61,853
The Hershey Co.	8,502	1,562,923
		4,030,754
Household Products - 0.6%
The Clorox Co.	51,464	7,023,292
Personal Care Products - 0.4%
elf Beauty, Inc. (a)	21,932	4,621,511
TOTAL CONSUMER STAPLES		30,843,399
ENERGY - 4.0%
Energy Equipment & Services - 0.3%
Weatherford International PLC (a)	29,910	3,662,480
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream GP LP	53,670	791,096
Cheniere Energy, Inc.	48,655	8,506,354
Civitas Resources, Inc.	11,391	785,979
Hess Corp.	74,940	11,055,149
Matador Resources Co.	3,703	220,699
New Fortress Energy, Inc. Class A (b)	14,277	313,808
Permian Resource Corp. Class A	55,443	895,404
Targa Resources Corp.	91,100	11,731,858
Texas Pacific Land Corp.	7,785	5,716,292
Viper Energy, Inc.	11,053	414,819
		40,431,458
TOTAL ENERGY		44,093,938
FINANCIALS - 12.4%
Banks - 1.6%
Nu Holdings Ltd. Class A (a)	1,319,306	17,005,854
Popular, Inc.	3,045	269,269
		17,275,123
Capital Markets - 6.6%
Ameriprise Financial, Inc.	37,887	16,184,948
Ares Management Corp. Class A,	73,925	9,852,724
Blue Owl Capital, Inc. Class A	207,969	3,691,450
Coinbase Global, Inc. (a)	68,739	15,275,868
FactSet Research Systems, Inc.	5,581	2,278,555
Houlihan Lokey	1,961	264,460
Jefferies Financial Group, Inc.	21,054	1,047,647
Lazard, Inc. Class A	42,466	1,621,352
LPL Financial	30,861	8,619,477
Morningstar, Inc.	11,064	3,273,284
MSCI, Inc.	18,444	8,885,397
TPG, Inc.	8,637	358,004
Tradeweb Markets, Inc. Class A	19,006	2,014,636
XP, Inc. Class A	17,081	300,455
		73,668,257
Consumer Finance - 0.2%
Ally Financial, Inc.	15,472	613,774
Credit Acceptance Corp. (a)	2,031	1,045,315
SoFi Technologies, Inc. (a)	67,481	446,049
		2,105,138
Financial Services - 2.4%
Block, Inc. Class A (a)	97,190	6,267,783
Corpay, Inc. (a)	28,684	7,641,704
Equitable Holdings, Inc.	135,433	5,533,792
Shift4 Payments, Inc. (a)(b)	24,908	1,827,002
The Western Union Co.	24,665	301,406
Toast, Inc. (a)	183,869	4,738,304
UWM Holdings Corp. Class A	26,860	186,140
WEX, Inc. (a)	1,609	285,018
		26,781,149
Insurance - 1.6%
Allstate Corp.	16,990	2,712,623
Arthur J. Gallagher & Co.	6,174	1,600,980
Brown & Brown, Inc.	43,564	3,895,057
Everest Re Group Ltd.	2,908	1,108,006
Kinsale Capital Group, Inc.	9,129	3,517,221
Markel Group, Inc. (a)	1,256	1,979,029
RLI Corp.	1,047	147,302
Ryan Specialty Group Holdings, Inc. (b)	42,412	2,456,079
		17,416,297
TOTAL FINANCIALS		137,245,964
HEALTH CARE - 14.4%
Biotechnology - 3.7%
Alnylam Pharmaceuticals, Inc. (a)	46,493	11,297,799
Apellis Pharmaceuticals, Inc. (a)	43,286	1,660,451
Cerevel Therapeutics Holdings (a)	28,584	1,168,800
Exact Sciences Corp. (a)	29,869	1,261,965
Exelixis, Inc. (a)	98,955	2,223,519
Incyte Corp. (a)	4,534	274,851
Ionis Pharmaceuticals, Inc. (a)	55,908	2,664,575
Natera, Inc. (a)	46,915	5,080,425
Neurocrine Biosciences, Inc. (a)	41,342	5,691,553
Repligen Corp. (a)	3,302	416,250
Sarepta Therapeutics, Inc. (a)	37,541	5,931,478
Ultragenyx Pharmaceutical, Inc. (a)	36,172	1,486,669
Viking Therapeutics, Inc. (a)	43,593	2,310,865
		41,469,200
Health Care Equipment & Supplies - 5.0%
Align Technology, Inc. (a)	18,205	4,395,233
DexCom, Inc. (a)	164,009	18,595,340
GE Healthcare Technologies, Inc.	16,616	1,294,719
IDEXX Laboratories, Inc. (a)	34,178	16,651,522
Inspire Medical Systems, Inc. (a)	12,335	1,650,793
Insulet Corp. (a)	28,952	5,842,514
Masimo Corp. (a)	9,233	1,162,804
Penumbra, Inc. (a)	15,283	2,750,482
ResMed, Inc.	16,456	3,150,008
		55,493,415
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	59,981	5,897,332
Cencora, Inc.	69,710	15,705,663
Chemed Corp.	627	340,198
DaVita, Inc. (a)	20,901	2,896,252
Molina Healthcare, Inc. (a)	15,191	4,516,284
		29,355,729
Health Care Technology - 1.0%
Doximity, Inc. (a)	3,723	104,132
Veeva Systems, Inc. Class A (a)	61,150	11,191,062
		11,295,194
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	28,905	562,202
Bruker Corp.	27,554	1,758,221
Fortrea Holdings, Inc.	3,745	87,408
IQVIA Holdings, Inc. (a)	8,444	1,785,399
Medpace Holdings, Inc. (a)	10,533	4,338,016
Waters Corp. (a)	14,904	4,323,948
West Pharmaceutical Services, Inc.	18,268	6,017,297
		18,872,491
Pharmaceuticals - 0.3%
Intra-Cellular Therapies, Inc. (a)	42,665	2,922,126
TOTAL HEALTH CARE		159,408,155
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	29,767	8,758,642
BWX Technologies, Inc.	7,709	732,355
HEICO Corp.	18,271	4,085,578
HEICO Corp. Class A	33,669	5,976,921
Howmet Aerospace, Inc.	10,248	795,552
Loar Holdings, Inc.	3,904	208,513
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	6,007	197,450
		20,755,011
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	9,538	1,190,247
Building Products - 1.7%
AAON, Inc.	28,307	2,469,503
Advanced Drain Systems, Inc.	10,439	1,674,311
Armstrong World Industries, Inc.	6,069	687,254
Builders FirstSource, Inc. (a)	4,527	626,582
Carlisle Companies, Inc.	2,663	1,079,074
Lennox International, Inc.	13,287	7,108,279
Simpson Manufacturing Co. Ltd.	1,651	278,243
The AZEK Co., Inc. Class A, (a)	41,773	1,759,896
Trex Co., Inc. (a)	44,924	3,329,767
		19,012,909
Commercial Services & Supplies - 1.0%
Rollins, Inc.	115,836	5,651,638
Tetra Tech, Inc.	4,749	971,076
Veralto Corp.	46,075	4,398,780
		11,021,494
Construction & Engineering - 1.1%
Comfort Systems U.S.A., Inc.	14,568	4,430,420
EMCOR Group, Inc.	7,612	2,778,989
Quanta Services, Inc.	18,427	4,682,116
Willscot Mobile Mini Holdings (a)	22,506	847,126
		12,738,651
Electrical Equipment - 1.4%
Generac Holdings, Inc. (a)	11,958	1,581,087
Rockwell Automation, Inc.	4,371	1,203,249
Vertiv Holdings Co.	148,424	12,849,066
		15,633,402
Ground Transportation - 2.3%
Avis Budget Group, Inc.	2,800	292,656
Lyft, Inc. (a)	103,100	1,453,710
Old Dominion Freight Lines, Inc.	81,440	14,382,304
Saia, Inc. (a)	6,411	3,040,673
U-Haul Holding Co. (a)(b)	1,382	85,311
U-Haul Holding Co. (non-vtg.)	17,999	1,080,300
XPO, Inc. (a)	47,386	5,030,024
		25,364,978
Machinery - 0.1%
Lincoln Electric Holdings, Inc.	6,382	1,203,900
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)(b)	19,535	221,332
Professional Services - 4.2%
Booz Allen Hamilton Holding Corp. Class A	53,080	8,169,012
Broadridge Financial Solutions, Inc.	44,321	8,731,237
Dayforce, Inc. (a)(b)	6,512	322,995
Equifax, Inc.	10,236	2,481,821
KBR, Inc.	4,744	304,280
Paychex, Inc.	47,868	5,675,230
Paycom Software, Inc.	13,298	1,902,146
Paycor HCM, Inc. (a)	2,918	37,059
Paylocity Holding Corp. (a)	18,171	2,395,846
TransUnion	4,585	340,024
Verisk Analytics, Inc.	59,053	15,917,736
		46,277,386
Trading Companies & Distributors - 3.2%
Core & Main, Inc. (a)	45,181	2,211,158
Fastenal Co.	200,064	12,572,022
Ferguson PLC	5,619	1,088,119
SiteOne Landscape Supply, Inc. (a)	6,820	828,016
United Rentals, Inc.	6,666	4,311,102
W.W. Grainger, Inc.	15,678	14,145,319
		35,155,736
TOTAL INDUSTRIALS		188,575,046
INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 0.0%
Ubiquiti, Inc. (b)	773	112,595
Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	28,016	6,271,101
Cognex Corp.	3,847	179,886
Jabil, Inc.	3,993	434,398
Zebra Technologies Corp. Class A (a)	4,537	1,401,615
		8,287,000
IT Services - 4.2%
Cloudflare, Inc. (a)	124,320	10,297,426
EPAM Systems, Inc. (a)	1,450	272,760
Gartner, Inc. (a)	31,248	14,032,227
Globant SA (a)	13,109	2,336,810
GoDaddy, Inc. (a)	58,611	8,188,543
MongoDB, Inc. Class A (a)	28,236	7,057,871
Okta, Inc. (a)	28,637	2,680,710
Twilio, Inc. Class A (a)	14,295	812,099
VeriSign, Inc. (a)	2,337	415,519
		46,093,965
Semiconductors & Semiconductor Equipment - 4.0%
Astera Labs, Inc.	456	27,593
Enphase Energy, Inc. (a)	54,622	5,446,360
Entegris, Inc.	62,421	8,451,803
Lattice Semiconductor Corp. (a)	48,885	2,834,841
MKS Instruments, Inc.	1,635	213,498
Monolithic Power Systems, Inc.	19,471	15,998,931
Onto Innovation, Inc. (a)	5,217	1,145,445
Teradyne, Inc.	57,798	8,570,865
Universal Display Corp.	9,745	2,048,886
		44,738,222
Software - 12.8%
AppFolio, Inc. Class A, (a)	9,113	2,228,766
AppLovin Corp. Class A, (a)	108,735	9,048,927
Bentley Systems, Inc. Class B (b)	58,086	2,867,125
Bill Holdings, Inc. (a)	10,570	556,193
Confluent, Inc. (a)	100,198	2,958,847
Datadog, Inc. Class A (a)	123,930	16,072,482
DocuSign, Inc. (a)	84,220	4,505,770
DoubleVerify Holdings, Inc. (a)	33,878	659,605
Dropbox, Inc. Class A (a)	31,435	706,344
Dynatrace, Inc. (a)	107,881	4,826,596
Elastic NV (a)	33,725	3,841,615
Fair Isaac Corp. (a)	8,429	12,547,915
Five9, Inc. (a)	30,375	1,339,538
GitLab, Inc. (a)	49,112	2,441,849
Guidewire Software, Inc. (a)	15,437	2,128,608
HashiCorp, Inc. (a)	31,181	1,050,488
HubSpot, Inc. (a)	20,259	11,948,556
Manhattan Associates, Inc. (a)	25,389	6,262,959
MicroStrategy, Inc. Class A (a)	409	563,389
nCino, Inc. (a)	21,173	665,891
Nutanix, Inc. Class A (a)	28,589	1,625,285
Palantir Technologies, Inc. Class A (a)	834,186	21,129,925
Pegasystems, Inc.	18,478	1,118,473
Procore Technologies, Inc. (a)	43,641	2,893,835
PTC, Inc. (a)	29,789	5,411,768
RingCentral, Inc. (a)	34,056	960,379
SentinelOne, Inc. (a)	15,298	322,023
Smartsheet, Inc. (a)	52,551	2,316,448
Teradata Corp. (a)	40,220	1,390,003
Tyler Technologies, Inc. (a)	14,939	7,511,030
UiPath, Inc. Class A (a)	138,528	1,756,535
Unity Software, Inc. (a)(b)	54,739	890,056
Zscaler, Inc. (a)	37,951	7,293,803
		141,841,026
Technology Hardware, Storage & Peripherals - 2.9%
HP, Inc.	98,129	3,436,478
NetApp, Inc.	38,267	4,928,790
Pure Storage, Inc. Class A (a)	104,824	6,730,749
Super Micro Computer, Inc. (a)	20,540	16,829,449
		31,925,466
TOTAL INFORMATION TECHNOLOGY		272,998,274
MATERIALS - 1.4%
Chemicals - 0.3%
Celanese Corp.	11,774	1,588,195
RPM International, Inc.	11,908	1,282,253
The Chemours Co. LLC	4,572	103,190
		2,973,638
Construction Materials - 0.6%
Eagle Materials, Inc.	10,697	2,326,170
Martin Marietta Materials, Inc.	1,423	770,981
Vulcan Materials Co.	14,154	3,519,817
		6,616,968
Containers & Packaging - 0.3%
Avery Dennison Corp.	12,521	2,737,717
Sealed Air Corp.	3,256	113,276
		2,850,993
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc. (a)	63,441	976,357
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	18,637	1,534,384
TOTAL MATERIALS		14,952,340
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain, Inc.	68,922	6,176,790
Lamar Advertising Co. Class A	9,096	1,087,245
Simon Property Group, Inc.	34,339	5,212,660
		12,476,695
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	6,071	1,246,255
TOTAL REAL ESTATE		13,722,950
UTILITIES - 1.4%
Electric Utilities - 0.3%
NRG Energy, Inc.	36,256	2,822,892
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp.	142,827	12,280,265
TOTAL UTILITIES		15,103,157
TOTAL COMMON STOCKS (Cost $951,450,237)		1,092,624,142

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $169,705)	171,000	169,709

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (e)	4,426,430	4,427,315
Fidelity Securities Lending Cash Central Fund 5.38% (e)(f)	14,175,532	14,176,950
TOTAL MONEY MARKET FUNDS (Cost $18,604,265)		18,604,265

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $970,224,207)	1,111,398,116
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(5,123,145)
NET ASSETS - 100.0%	1,106,274,971

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sep 2024	591,620	6,242	6,242

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,709.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,930,833	331,766,736	329,270,204	218,432	(50)	-	4,427,315	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	25,697,964	161,683,510	173,204,524	45,323	-	-	14,176,950	0.1%
Total	27,628,797	493,450,246	502,474,728	263,755	(50)	-	18,604,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	48,298,066	48,298,066	-	-
Consumer Discretionary	167,382,853	167,382,853	-	-
Consumer Staples	30,843,399	30,843,399	-	-
Energy	44,093,938	44,093,938	-	-
Financials	137,245,964	137,245,964	-	-
Health Care	159,408,155	159,408,155	-	-
Industrials	188,575,046	188,575,046	-	-
Information Technology	272,998,274	272,998,274	-	-
Materials	14,952,340	14,952,340	-	-
Real Estate	13,722,950	13,722,950	-	-
Utilities	15,103,157	15,103,157	-	-

U.S. Government and Government Agency Obligations	169,709	-	169,709	-

Money Market Funds	18,604,265	18,604,265	-	-
Total Investments in Securities:	1,111,398,116	1,111,228,407	169,709	-
Derivative Instruments: Assets
Futures Contracts	6,242	6,242	-	-
Total Assets	6,242	6,242	-	-
Total Derivative Instruments:	6,242	6,242	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,242	0
Total Equity Risk	6,242	0
Total Value of Derivatives	6,242	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $13,802,534) - See accompanying schedule:
Unaffiliated issuers (cost $951,619,942)	$1,092,793,851
Fidelity Central Funds (cost $18,604,265)	18,604,265

Total Investment in Securities (cost $970,224,207)		$1,111,398,116
Segregated cash with brokers for derivative instruments		118,112
Cash		28,486
Foreign currency held at value (cost $300)		297
Receivable for investments sold		409,811,110
Receivable for fund shares sold		17,050,438
Dividends receivable		257,505
Distributions receivable from Fidelity Central Funds		17,457
Receivable for daily variation margin on futures contracts		8,087
Other receivables		13,962
Total assets		1,538,703,570
Liabilities
Payable for investments purchased	$365,269,273
Payable for fund shares redeemed	52,937,553
Accrued management fee	44,823
Collateral on securities loaned	14,176,950
Total liabilities		432,428,599
Net Assets		$1,106,274,971
Net Assets consist of:
Paid in capital		$1,001,063,902
Total accumulated earnings (loss)		105,211,069
Net Assets		$1,106,274,971
Net Asset Value, offering price and redemption price per share ($1,106,274,971 ÷ 38,548,045 shares)		$28.70
Statement of Operations
		Year ended June 30, 2024
Investment Income
Dividends		$6,204,404
Interest		8,992
Income from Fidelity Central Funds (including $45,323 from security lending)		263,755
Total income		6,477,151
Expenses
Management fee	$419,189
Independent trustees' fees and expenses	2,489
Interest	10,607
Miscellaneous	18,782
Total expenses before reductions	451,067
Expense reductions	(959)
Total expenses after reductions		450,108
Net Investment income (loss)		6,027,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	33,290,954
Redemptions in-kind	26,543,179
Fidelity Central Funds	(50)
Foreign currency transactions	(6)
Futures contracts	(58,099)
Total net realized gain (loss)		59,775,978
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,381,331
Assets and liabilities in foreign currencies	(3)
Futures contracts	(49,853)
Total change in net unrealized appreciation (depreciation)		52,331,475
Net gain (loss)		112,107,453
Net increase (decrease) in net assets resulting from operations		$118,134,496
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,027,043	$4,626,920
Net realized gain (loss)	59,775,978	19,298,283
Change in net unrealized appreciation (depreciation)	52,331,475	92,667,607
Net increase (decrease) in net assets resulting from operations	118,134,496	116,592,810
Distributions to shareholders	(5,052,417)	(4,150,490)

Share transactions
Proceeds from sales of shares	649,400,298	300,411,658
Reinvestment of distributions	3,453,892	2,724,805
Cost of shares redeemed	(369,176,470)	(163,391,944)

Net increase (decrease) in net assets resulting from share transactions	283,677,720	139,744,519
Total increase (decrease) in net assets	396,759,799	252,186,839

Net Assets
Beginning of period	709,515,172	457,328,333
End of period	$1,106,274,971	$709,515,172

Other Information
Shares
Sold	23,879,699	13,089,461
Issued in reinvestment of distributions	133,872	120,408
Redeemed	(13,714,932)	(7,201,423)
Net increase (decrease)	10,298,639	6,008,446

Financial Highlights
Fidelity® Mid Cap Growth Index Fund

Years ended June 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$25.12	$20.56	$31.08	$21.71	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.18	.17	.13	.15
Net realized and unrealized gain (loss)	3.56	4.56	(8.78)	9.34	1.62
Total from investment operations	3.75	4.74	(8.61)	9.47	1.77
Distributions from net investment income	(.17)	(.18)	(.12)	(.10)	(.06)
Distributions from net realized gain	-	-	(1.79)	-	- D
Total distributions	(.17)	(.18)	(1.91)	(.10)	(.06)
Net asset value, end of period	$28.70	$25.12	$20.56	$31.08	$21.71
Total Return E,F	15.01%	23.13%	(29.57)%	43.70%	8.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% I
Net investment income (loss)	.72%	.81%	.62%	.47%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,106,275	$709,515	$457,328	$653,513	$208,955
Portfolio turnover rate J	54 % K	46%	62%	54%	109% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Index Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 101.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	26,230	686,701
GCI Liberty, Inc. Class A (Escrow) (b)	9,740	0
Iridium Communications, Inc.	11,637	309,777
Liberty Global Ltd.:
Class A	17,722	308,894
Class C	18,382	328,119
		1,633,491
Entertainment - 1.4%
Electronic Arts, Inc.	28,579	3,981,912
Liberty Media Corp. Liberty Formula One:
Class A	1,596	102,511
Class C	13,482	968,547
Liberty Media Corp. Liberty Live:
Class C	4,960	189,819
Series A	2,096	78,621
Madison Square Garden Sports Corp. (a)	1,827	343,714
Playtika Holding Corp.	7,516	59,151
Roku, Inc. Class A (a)	11,477	687,817
Take-Two Interactive Software, Inc. (a)	17,931	2,788,091
TKO Group Holdings, Inc.	7,275	785,627
Warner Bros Discovery, Inc. (a)	259,394	1,929,891
		11,915,701
Interactive Media & Services - 0.2%
IAC, Inc. (a)	7,948	372,364
Match Group, Inc. (a)	28,285	859,298
TripAdvisor, Inc. (a)	10,917	194,432
Trump Media & Technology Group (a)	2,304	75,456
Zoominfo Technologies, Inc. (a)	33,342	425,777
		1,927,327
Media - 1.4%
Charter Communications, Inc. Class A (a)	10,028	2,997,971
Fox Corp.:
Class A	25,404	873,135
Class B	14,128	452,379
Interpublic Group of Companies, Inc.	40,255	1,171,018
Liberty Broadband Corp.:
Class A (a)	1,334	72,836
Class C (a)	8,902	488,008
Liberty Media Corp. Liberty SiriusXM:
Class A	7,582	167,941
Class C	15,752	349,064
News Corp.:
Class A	40,661	1,121,024
Class B	12,144	344,768
Nexstar Media Group, Inc.	2,027	336,502
Omnicom Group, Inc.	20,686	1,855,534
Paramount Global:
Class A (c)	986	18,123
Class B	63,225	656,908
Sirius XM Holdings, Inc. (c)	65,306	184,816
The New York Times Co. Class A	17,177	879,634
		11,969,661
TOTAL COMMUNICATION SERVICES		27,446,180
CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 0.5%
Aptiv PLC (a)	29,098	2,049,081
BorgWarner, Inc.	24,573	792,234
Gentex Corp.	24,714	833,109
Lear Corp.	6,032	688,915
QuantumScape Corp. Class A (a)(c)	37,445	184,229
		4,547,568
Automobiles - 0.3%
Harley-Davidson, Inc.	12,929	433,639
Lucid Group, Inc. Class A (a)(c)	94,834	247,517
Rivian Automotive, Inc. (a)(c)	87,926	1,179,967
Thor Industries, Inc.	5,434	507,807
		2,368,930
Broadline Retail - 0.6%
Dillard's, Inc. Class A	328	144,448
eBay, Inc.	54,088	2,905,607
Etsy, Inc. (a)	4,324	255,030
Kohl's Corp. (c)	11,801	271,305
Macy's, Inc.	29,260	561,792
Nordstrom, Inc.	10,688	226,799
Ollie's Bargain Outlet Holdings, Inc. (a)	6,513	639,381
		5,004,362
Distributors - 0.4%
Genuine Parts Co.	14,862	2,055,712
LKQ Corp.	28,433	1,182,528
		3,238,240
Diversified Consumer Services - 0.3%
ADT, Inc. (c)	30,993	235,547
Bright Horizons Family Solutions, Inc. (a)	5,234	576,159
Grand Canyon Education, Inc. (a)	2,114	295,770
H&R Block, Inc.	11,936	647,289
Service Corp. International	15,241	1,084,092
		2,838,857
Hotels, Restaurants & Leisure - 2.3%
Aramark	27,978	951,812
Boyd Gaming Corp.	7,336	404,214
Caesars Entertainment, Inc. (a)	22,981	913,265
Carnival Corp. (a)	106,640	1,996,301
Choice Hotels International, Inc.	464	55,216
Darden Restaurants, Inc.	6,004	908,525
Domino's Pizza, Inc.	2,419	1,249,002
Dutch Bros, Inc. (a)	5,918	245,005
Hilton Worldwide Holdings, Inc.	12,787	2,790,123
Hyatt Hotels Corp. Class A	4,000	607,680
Marriott Vacations Worldwide Corp.	3,718	324,656
MGM Resorts International (a)	26,057	1,157,973
Penn Entertainment, Inc. (a)	16,096	311,538
Planet Fitness, Inc. (a)	4,250	312,758
Royal Caribbean Cruises Ltd. (a)	16,544	2,637,610
Travel+Leisure Co.	7,315	329,029
Vail Resorts, Inc.	649	116,904
Wendy's Co.	9,363	158,796
Wyndham Hotels & Resorts, Inc.	7,652	566,248
Wynn Resorts Ltd.	10,097	903,682
Yum! Brands, Inc.	18,549	2,457,001
		19,397,338
Household Durables - 2.4%
D.R. Horton, Inc.	31,693	4,466,494
Garmin Ltd.	16,548	2,696,000
Leggett & Platt, Inc.	14,208	162,824
Lennar Corp.:
Class A	25,772	3,862,450
Class B	1,213	169,129
Mohawk Industries, Inc. (a)	5,670	644,055
Newell Brands, Inc.	44,322	284,104
NVR, Inc. (a)	318	2,413,162
PulteGroup, Inc.	22,352	2,460,955
SharkNinja, Inc.	5,671	426,176
Toll Brothers, Inc.	11,083	1,276,540
TopBuild Corp. (a)	3,122	1,202,813
Whirlpool Corp.	5,653	577,737
		20,642,439
Leisure Products - 0.2%
Brunswick Corp.	7,213	524,890
Hasbro, Inc.	1,872	109,512
Mattel, Inc. (a)	36,604	595,181
Polaris, Inc.	5,579	436,891
YETI Holdings, Inc. (a)	6,388	243,702
		1,910,176
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	6,360	402,779
AutoNation, Inc. (a)	2,754	438,933
Bath & Body Works, Inc.	24,041	938,801
Best Buy Co., Inc.	23,034	1,941,536
CarMax, Inc. (a)	15,622	1,145,717
Carvana Co. Class A (a)	7,324	942,745
Dick's Sporting Goods, Inc.	5,528	1,187,691
Five Below, Inc. (a)	1,185	129,129
Floor & Decor Holdings, Inc. Class A (a)	7,123	708,097
GameStop Corp. Class A (a)(c)	28,755	709,961
Gap, Inc.	21,444	512,297
Lithia Motors, Inc. Class A (sub. vtg.)	2,895	730,843
Penske Automotive Group, Inc.	1,971	293,718
RH (a)	1,279	312,639
Ross Stores, Inc.	27,039	3,929,307
Ulta Beauty, Inc. (a)	685	264,321
Wayfair LLC Class A (a)(c)	9,863	520,076
Williams-Sonoma, Inc.	2,774	783,294
		15,891,884
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports, Inc.	12,942	162,681
Birkenstock Holding PLC	2,697	146,744
Capri Holdings Ltd. (a)	12,122	400,996
Carter's, Inc.	3,831	237,407
Columbia Sportswear Co. (c)	3,553	280,971
Crocs, Inc. (a)	5,210	760,347
PVH Corp.	6,120	647,924
Ralph Lauren Corp. Class A	4,114	720,197
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,185	911,347
Tapestry, Inc.	24,467	1,046,943
Under Armour, Inc.:
Class A (sub. vtg.) (a)	20,159	134,461
Class C (non-vtg.) (a)	20,680	135,040
VF Corp. (c)	37,384	504,684
		6,089,742
TOTAL CONSUMER DISCRETIONARY		81,929,536
CONSUMER STAPLES - 6.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	774	236,109
Brown-Forman Corp.:
Class A	5,202	229,564
Class B (non-vtg.) (c)	18,410	795,128
Coca-Cola Consolidated, Inc.	630	683,550
Molson Coors Beverage Co. Class B	18,702	950,623
		2,894,974
Consumer Staples Distribution & Retail - 2.1%
Albertsons Companies, Inc.	44,650	881,838
BJ's Wholesale Club Holdings, Inc. (a)	14,094	1,238,017
Casey's General Stores, Inc.	3,271	1,248,083
Dollar General Corp.	23,478	3,104,496
Dollar Tree, Inc. (a)	21,915	2,339,865
Grocery Outlet Holding Corp. (a)	10,354	229,030
Kroger Co.	70,905	3,540,287
Maplebear, Inc. (NASDAQ)	18,386	590,926
Performance Food Group Co. (a)	13,993	925,077
Sysco Corp.	20,175	1,440,293
U.S. Foods Holding Corp. (a)	24,475	1,296,686
Walgreens Boots Alliance, Inc. (c)	76,502	925,292
		17,759,890
Food Products - 2.9%
Archer Daniels Midland Co.	52,696	3,185,473
Bunge Global SA	15,050	1,606,889
Campbell Soup Co.	20,515	927,073
Conagra Brands, Inc.	50,920	1,447,146
Darling Ingredients, Inc. (a)	16,939	622,508
Flowers Foods, Inc.	20,023	444,511
Freshpet, Inc. (a)	3,387	438,244
General Mills, Inc.	60,359	3,818,310
Hormel Foods Corp.	30,981	944,611
Ingredion, Inc.	7,001	803,015
Kellanova	28,016	1,615,963
Lamb Weston Holdings, Inc.	10,439	877,711
McCormick & Co., Inc. (non-vtg.)	26,918	1,909,563
Pilgrim's Pride Corp. (a)	3,993	153,691
Post Holdings, Inc. (a)	5,278	549,756
Seaboard Corp.	27	85,340
The Hershey Co.	13,575	2,495,492
The J.M. Smucker Co.	11,027	1,202,384
Tyson Foods, Inc. Class A	30,057	1,717,457
		24,845,137
Household Products - 0.4%
Church & Dwight Co., Inc.	26,072	2,703,145
Reynolds Consumer Products, Inc.	5,809	162,536
Spectrum Brands Holdings, Inc.	3,131	269,047
		3,134,728
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	13,923	795,560
Coty, Inc. Class A (a)	42,035	421,191
Kenvue, Inc.	204,659	3,720,701
		4,937,452
TOTAL CONSUMER STAPLES		53,572,181
ENERGY - 6.0%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	106,671	3,751,619
Halliburton Co.	94,213	3,182,515
NOV, Inc.	42,071	799,770
TechnipFMC PLC	45,826	1,198,350
		8,932,254
Oil, Gas & Consumable Fuels - 5.0%
Antero Midstream GP LP	22,381	329,896
Antero Resources Corp. (a)	30,994	1,011,334
APA Corp.	38,664	1,138,268
Cheniere Energy, Inc.	12,002	2,098,310
Chesapeake Energy Corp.	14,024	1,152,633
Chord Energy Corp.	6,602	1,107,023
Civitas Resources, Inc.	7,741	534,129
Coterra Energy, Inc.	79,277	2,114,318
Devon Energy Corp.	67,250	3,187,650
Diamondback Energy, Inc.	19,003	3,804,211
DT Midstream, Inc.	10,376	737,007
EQT Corp.	46,829	1,731,736
Hess Corp.	10,539	1,554,713
HF Sinclair Corp.	17,310	923,315
Kinder Morgan, Inc.	207,185	4,116,766
Marathon Oil Corp.	61,038	1,749,959
Matador Resources Co.	11,604	691,598
New Fortress Energy, Inc. Class A	3,277	72,028
ONEOK, Inc.	62,363	5,085,703
Ovintiv, Inc.	28,659	1,343,247
Permian Resource Corp. Class A	52,805	852,801
Range Resources Corp.	25,330	849,315
Southwestern Energy Co. (a)	117,186	788,662
The Williams Companies, Inc.	130,068	5,527,890
Viper Energy, Inc.	6,908	259,257
		42,761,769
TOTAL ENERGY		51,694,023
FINANCIALS - 16.7%
Banks - 3.1%
Bank OZK	11,355	465,555
BOK Financial Corp.	2,424	222,135
Citizens Financial Group, Inc.	48,829	1,759,309
Columbia Banking Systems, Inc.	22,278	443,109
Comerica, Inc.	14,165	722,982
Commerce Bancshares, Inc.	12,729	710,024
Cullen/Frost Bankers, Inc.	6,284	638,643
East West Bancorp, Inc.	14,741	1,079,483
Fifth Third Bancorp	72,975	2,662,858
First Citizens Bancshares, Inc.	1,280	2,155,021
First Hawaiian, Inc.	13,609	282,523
First Horizon National Corp.	58,323	919,754
FNB Corp., Pennsylvania	38,003	519,881
Huntington Bancshares, Inc.	154,284	2,033,463
KeyCorp	98,893	1,405,270
M&T Bank Corp.	17,759	2,688,002
Pinnacle Financial Partners, Inc.	8,098	648,164
Popular, Inc.	6,836	604,507
Prosperity Bancshares, Inc.	9,585	586,027
Regions Financial Corp.	98,177	1,967,467
Synovus Financial Corp.	15,593	626,683
TFS Financial Corp.	5,398	68,123
Webster Financial Corp.	18,236	794,907
Western Alliance Bancorp.	11,471	720,608
Wintrust Financial Corp.	6,551	645,667
Zions Bancorporation NA	15,452	670,153
		26,040,318
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	3,413	533,213
Ameriprise Financial, Inc.	942	402,413
Bank of New York Mellon Corp.	80,038	4,793,476
Carlyle Group LP	23,393	939,229
Cboe Global Markets, Inc.	11,272	1,916,916
Coinbase Global, Inc. (a)	3,375	750,026
Evercore, Inc. Class A	3,832	798,704
FactSet Research Systems, Inc.	2,625	1,071,709
Franklin Resources, Inc.	30,447	680,490
Houlihan Lokey	4,990	672,951
Interactive Brokers Group, Inc.	11,098	1,360,615
Invesco Ltd.	39,041	584,053
Janus Henderson Group PLC	13,809	465,501
Jefferies Financial Group, Inc.	13,818	687,584
Lazard, Inc. Class A	748	28,559
MarketAxess Holdings, Inc.	3,947	791,492
MSCI, Inc.	3,457	1,665,410
NASDAQ, Inc.	39,656	2,389,671
Northern Trust Corp.	21,613	1,815,060
Raymond James Financial, Inc.	20,206	2,497,664
Robinhood Markets, Inc. (a)	70,966	1,611,638
SEI Investments Co.	10,799	698,587
State Street Corp.	32,210	2,383,540
Stifel Financial Corp.	10,607	892,579
T. Rowe Price Group, Inc.	23,440	2,702,866
TPG, Inc.	6,751	279,829
Tradeweb Markets, Inc. Class A	7,504	795,424
Virtu Financial, Inc. Class A	8,816	197,919
XP, Inc. Class A	39,191	689,370
		35,096,488
Consumer Finance - 1.0%
Ally Financial, Inc.	25,338	1,005,158
Credit Acceptance Corp. (a)	141	72,570
Discover Financial Services	26,723	3,495,636
OneMain Holdings, Inc.	12,059	584,741
SLM Corp.	23,310	484,615
SoFi Technologies, Inc. (a)(c)	92,698	612,734
Synchrony Financial	42,850	2,022,092
		8,277,546
Financial Services - 1.8%
Affirm Holdings, Inc. Class A, (a)	24,337	735,221
Block, Inc. Class A (a)	34,314	2,212,910
Corebridge Financial, Inc.	27,314	795,384
Euronet Worldwide, Inc. (a)	4,617	477,860
Fidelity National Information Services, Inc.	60,073	4,527,101
Global Payments, Inc.	27,201	2,630,337
Jack Henry & Associates, Inc.	7,749	1,286,489
MGIC Investment Corp.	28,502	614,218
Rocket Companies, Inc. (a)(c)	14,788	202,596
The Western Union Co.	29,767	363,753
UWM Holdings Corp. Class A	3,154	21,857
Voya Financial, Inc.	10,827	770,341
WEX, Inc. (a)	4,045	716,531
		15,354,598
Insurance - 6.4%
AFLAC, Inc.	61,127	5,459,252
Allstate Corp.	23,694	3,782,984
American Financial Group, Inc.	7,669	943,440
Arch Capital Group Ltd. (a)	38,552	3,889,511
Arthur J. Gallagher & Co.	21,476	5,568,929
Assurant, Inc.	5,557	923,851
Assured Guaranty Ltd.	5,663	436,900
Axis Capital Holdings Ltd.	8,295	586,042
Brighthouse Financial, Inc. (a)	6,597	285,914
Brown & Brown, Inc.	14,292	1,277,848
Cincinnati Financial Corp.	16,360	1,932,116
CNA Financial Corp.	2,345	108,034
Everest Re Group Ltd.	3,849	1,466,546
Fidelity National Financial, Inc.	27,728	1,370,318
First American Financial Corp.	10,676	575,970
Globe Life, Inc.	9,909	815,313
Hanover Insurance Group, Inc.	3,813	478,303
Hartford Financial Services Group, Inc.	31,725	3,189,632
Kemper Corp.	6,472	383,984
Lincoln National Corp.	18,177	565,305
Loews Corp.	19,358	1,446,817
Markel Group, Inc. (a)	1,048	1,651,292
Old Republic International Corp.	26,916	831,704
Primerica, Inc.	3,692	873,453
Principal Financial Group, Inc.	24,930	1,955,759
Prudential Financial, Inc.	38,415	4,501,854
Reinsurance Group of America, Inc.	7,018	1,440,585
RenaissanceRe Holdings Ltd.	5,540	1,238,245
RLI Corp.	4,156	584,708
Unum Group	20,391	1,042,184
W.R. Berkley Corp.	22,125	1,738,583
White Mountains Insurance Group Ltd.	267	485,259
Willis Towers Watson PLC	10,923	2,863,355
		54,693,990
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	74,164	707,525
Annaly Capital Management, Inc.	53,468	1,019,100
Rithm Capital Corp.	51,579	562,727
Starwood Property Trust, Inc.	31,666	599,754
		2,889,106
TOTAL FINANCIALS		142,352,046
HEALTH CARE - 9.3%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)	1,511	367,173
Biogen, Inc. (a)	15,568	3,608,974
BioMarin Pharmaceutical, Inc. (a)	20,177	1,661,172
Exact Sciences Corp. (a)	11,793	498,254
Exelixis, Inc. (a)	5,077	114,080
Grail, Inc. (c)	2,837	43,605
Incyte Corp. (a)	18,642	1,130,078
Ionis Pharmaceuticals, Inc. (a)	1,085	51,711
Repligen Corp. (a)	5,101	643,032
Roivant Sciences Ltd. (a)	37,448	395,825
United Therapeutics Corp. (a)	4,666	1,486,354
		10,000,258
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	3,315	800,340
Baxter International, Inc.	54,416	1,820,215
Dentsply Sirona, Inc.	22,114	550,860
Enovis Corp. (a)	5,810	262,612
Envista Holdings Corp. (a)	18,360	305,327
GE Healthcare Technologies, Inc.	41,282	3,216,693
Globus Medical, Inc. (a)	11,962	819,277
Hologic, Inc. (a)	24,695	1,833,604
Masimo Corp. (a)	2,197	276,690
QuidelOrtho Corp. (a)	5,759	191,314
ResMed, Inc.	11,296	2,162,280
Solventum Corp.	14,812	783,259
STERIS PLC	10,532	2,312,195
Teleflex, Inc.	5,032	1,058,381
The Cooper Companies, Inc.	20,856	1,820,729
Zimmer Biomet Holdings, Inc.	21,849	2,371,272
		20,585,048
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	9,722	656,624
Amedisys, Inc. (a)	3,424	314,323
Cardinal Health, Inc.	10,568	1,039,046
Centene Corp. (a)	57,012	3,779,896
Chemed Corp.	1,424	772,634
Encompass Health Corp.	10,574	907,143
Henry Schein, Inc. (a)	13,649	874,901
Humana, Inc.	12,884	4,814,107
Labcorp Holdings, Inc.	8,982	1,827,927
Molina Healthcare, Inc. (a)	2,290	680,817
Premier, Inc. Class A	12,720	237,482
Quest Diagnostics, Inc.	11,861	1,623,534
R1 RCM, Inc. (a)(c)	16,760	210,506
Tenet Healthcare Corp. (a)	10,359	1,378,058
Universal Health Services, Inc. Class B	6,184	1,143,607
		20,260,605
Health Care Technology - 0.0%
Certara, Inc. (a)	12,850	177,973
Doximity, Inc. (a)	11,836	331,053
		509,026
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	3,670	71,382
Agilent Technologies, Inc.	31,303	4,057,808
Avantor, Inc. (a)	72,474	1,536,449
Azenta, Inc. (a)(c)	5,856	308,143
Bio-Rad Laboratories, Inc. Class A (a)	2,063	563,426
Bio-Techne Corp.	16,597	1,189,175
Bruker Corp.	4,100	261,621
Charles River Laboratories International, Inc. (a)	5,458	1,127,514
Fortrea Holdings, Inc.	8,592	200,537
Illumina, Inc. (a)	17,023	1,776,861
IQVIA Holdings, Inc. (a)	17,086	3,612,664
Mettler-Toledo International, Inc. (a)	2,255	3,151,565
QIAGEN NV	23,603	969,847
Revvity, Inc.	13,146	1,378,490
Sotera Health Co. (a)	13,418	159,272
Waters Corp. (a)	2,456	712,535
West Pharmaceutical Services, Inc.	3,049	1,004,310
		22,081,599
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	19,338	1,087,376
Elanco Animal Health, Inc. (a)	52,600	759,018
Jazz Pharmaceuticals PLC (a)	6,502	693,958
Organon & Co.	27,488	569,002
Perrigo Co. PLC	14,479	371,821
Royalty Pharma PLC	41,817	1,102,714
Viatris, Inc.	126,821	1,348,107
		5,931,996
TOTAL HEALTH CARE		79,368,532
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	7,754	736,630
Curtiss-Wright Corp.	4,076	1,104,514
Hexcel Corp.	8,840	552,058
Howmet Aerospace, Inc.	40,662	3,156,591
Huntington Ingalls Industries, Inc.	4,220	1,039,513
L3Harris Technologies, Inc.	20,239	4,545,275
Loar Holdings, Inc.	101	5,394
Spirit AeroSystems Holdings, Inc. Class A (a)	10,840	356,311
Textron, Inc.	20,325	1,745,105
Woodward, Inc.	6,358	1,108,708
		14,350,099
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	12,256	1,079,999
Expeditors International of Washington, Inc.	12,626	1,575,599
GXO Logistics, Inc. (a)	12,542	633,371
		3,288,969
Building Products - 1.4%
A.O. Smith Corp.	12,842	1,050,219
Advanced Drain Systems, Inc.	4,409	707,160
Allegion PLC	9,345	1,104,112
Armstrong World Industries, Inc.	3,078	348,553
Builders FirstSource, Inc. (a)	11,657	1,613,445
Carlisle Companies, Inc.	4,398	1,782,114
Fortune Brands Innovations, Inc.	13,326	865,390
Hayward Holdings, Inc. (a)	15,232	187,354
Masco Corp.	23,515	1,567,745
Owens Corning	9,218	1,601,351
Simpson Manufacturing Co. Ltd.	4,103	691,479
The AZEK Co., Inc. Class A, (a)	4,571	192,576
		11,711,498
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	5,508	1,245,634
MSA Safety, Inc.	3,954	742,126
RB Global, Inc.	19,565	1,493,983
Stericycle, Inc. (a)	9,848	572,464
Tetra Tech, Inc.	4,470	914,026
Veralto Corp.	14,516	1,385,843
Vestis Corp.	14,047	171,795
		6,525,871
Construction & Engineering - 1.0%
AECOM	14,503	1,278,294
API Group Corp. (a)	24,300	914,409
EMCOR Group, Inc.	3,006	1,097,430
MasTec, Inc. (a)	6,694	716,191
MDU Resources Group, Inc.	21,700	544,670
Quanta Services, Inc.	10,773	2,737,312
Valmont Industries, Inc.	2,126	583,481
Willscot Mobile Mini Holdings (a)	13,931	524,363
		8,396,150
Electrical Equipment - 1.6%
Acuity Brands, Inc.	3,290	794,338
AMETEK, Inc.	24,672	4,113,069
Generac Holdings, Inc. (a)	3,208	424,162
Hubbell, Inc.	5,722	2,091,277
nVent Electric PLC	17,650	1,352,167
Regal Rexnord Corp.	7,093	959,115
Rockwell Automation, Inc.	11,121	3,061,389
Sensata Technologies PLC	15,966	596,969
		13,392,486
Ground Transportation - 0.6%
Avis Budget Group, Inc.	1,115	116,540
J.B. Hunt Transport Services, Inc.	8,873	1,419,680
Knight-Swift Transportation Holdings, Inc.	16,719	834,612
Landstar System, Inc.	3,800	701,024
Lyft, Inc. (a)	11,996	169,144
Ryder System, Inc.	4,603	570,220
Saia, Inc. (a)	1,177	558,239
Schneider National, Inc. Class B	5,015	121,162
U-Haul Holding Co. (a)(c)	468	28,890
U-Haul Holding Co. (non-vtg.)	6,074	364,561
		4,884,072
Machinery - 5.1%
AGCO Corp.	6,649	650,804
Allison Transmission Holdings, Inc.	9,338	708,754
CNH Industrial NV	93,277	944,896
Crane Co.	5,225	757,521
Cummins, Inc.	14,601	4,043,455
Donaldson Co., Inc.	12,829	918,043
Dover Corp.	14,654	2,644,314
ESAB Corp.	6,042	570,546
Flowserve Corp.	14,030	674,843
Fortive Corp.	37,604	2,786,456
Gates Industrial Corp. PLC (a)	21,896	346,176
Graco, Inc.	17,872	1,416,892
IDEX Corp.	8,094	1,628,513
Ingersoll Rand, Inc.	43,130	3,917,929
ITT, Inc.	8,803	1,137,172
Lincoln Electric Holdings, Inc.	4,252	802,097
Middleby Corp. (a)	5,689	697,528
Nordson Corp.	6,063	1,406,252
Oshkosh Corp.	6,970	754,154
Otis Worldwide Corp.	43,175	4,156,026
Pentair PLC	17,641	1,352,535
RBC Bearings, Inc. (a)	3,037	819,322
Snap-On, Inc.	5,528	1,444,964
Stanley Black & Decker, Inc.	16,422	1,311,954
Timken Co.	6,904	553,218
Toro Co.	11,157	1,043,291
Westinghouse Air Brake Tech Co.	18,694	2,954,587
Xylem, Inc.	25,824	3,502,509
		43,944,751
Marine Transportation - 0.1%
Kirby Corp. (a)	6,198	742,087
Passenger Airlines - 0.9%
Alaska Air Group, Inc. (a)	13,407	541,643
American Airlines Group, Inc. (a)(c)	64,903	735,351
Delta Air Lines, Inc.	68,840	3,265,770
Southwest Airlines Co.	63,842	1,826,520
United Airlines Holdings, Inc. (a)	34,982	1,702,224
		8,071,508
Professional Services - 2.3%
Broadridge Financial Solutions, Inc.	1,089	214,533
CACI International, Inc. (a)	2,358	1,014,247
Clarivate PLC (a)(c)	43,613	248,158
Concentrix Corp.	5,074	321,083
Dayforce, Inc. (a)(c)	14,157	702,187
Dun & Bradstreet Holdings, Inc.	32,313	299,218
Equifax, Inc.	10,489	2,543,163
FTI Consulting, Inc. (a)	3,757	809,746
Genpact Ltd.	18,768	604,142
Jacobs Solutions, Inc.	13,321	1,861,077
KBR, Inc.	12,997	833,628
Leidos Holdings, Inc.	14,406	2,101,547
ManpowerGroup, Inc.	5,107	356,469
Parsons Corp. (a)	4,888	399,887
Paychex, Inc.	22,031	2,611,995
Paycom Software, Inc.	2,013	287,940
Paycor HCM, Inc. (a)	7,002	88,925
Robert Half, Inc.	10,919	698,598
Science Applications International Corp.	5,459	641,705
SS&C Technologies Holdings, Inc.	22,964	1,439,154
TransUnion	19,553	1,450,050
		19,527,452
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	11,142	529,579
Core & Main, Inc. (a)	6,080	297,555
Fastenal Co.	9,604	603,515
Ferguson PLC	20,172	3,906,308
MSC Industrial Direct Co., Inc. Class A	4,903	388,857
SiteOne Landscape Supply, Inc. (a)	3,006	364,958
United Rentals, Inc.	5,382	3,480,701
W.W. Grainger, Inc.	609	549,464
Watsco, Inc.	3,695	1,711,672
WESCO International, Inc.	4,660	738,703
		12,571,312
TOTAL INDUSTRIALS		147,406,255
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.4%
Ciena Corp. (a)	15,379	740,960
F5, Inc. (a)	6,241	1,074,887
Juniper Networks, Inc.	34,348	1,252,328
Lumentum Holdings, Inc. (a)	7,130	363,060
Ubiquiti, Inc.	246	35,832
		3,467,067
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc. (a)	5,753	694,732
Avnet, Inc.	9,592	493,892
CDW Corp.	7,135	1,597,098
Cognex Corp.	17,373	812,361
Coherent Corp. (a)	14,125	1,023,498
Corning, Inc.	81,912	3,182,281
Crane NXT Co.	5,236	321,595
IPG Photonics Corp. (a)	3,038	256,377
Jabil, Inc.	11,522	1,253,478
Keysight Technologies, Inc. (a)	18,621	2,546,422
Littelfuse, Inc.	2,608	666,579
TD SYNNEX Corp.	8,053	929,316
Teledyne Technologies, Inc. (a)	5,014	1,945,332
Trimble, Inc. (a)	26,023	1,455,206
Vontier Corp.	16,499	630,262
Zebra Technologies Corp. Class A (a)	4,296	1,327,163
		19,135,592
IT Services - 1.4%
Akamai Technologies, Inc. (a)	16,087	1,449,117
Amdocs Ltd.	12,238	965,823
Cognizant Technology Solutions Corp. Class A	53,193	3,617,124
DXC Technology Co. (a)	19,384	370,041
EPAM Systems, Inc. (a)	5,562	1,046,268
Globant SA (a)	1,114	198,582
Kyndryl Holdings, Inc. (a)	24,291	639,096
Okta, Inc. (a)	9,132	854,847
Twilio, Inc. Class A (a)	14,926	847,946
VeriSign, Inc. (a)	8,667	1,540,993
		11,529,837
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems LLC (a)	8,036	226,937
Amkor Technology, Inc.	12,045	482,041
Astera Labs, Inc.	2,236	135,300
Cirrus Logic, Inc. (a)	5,744	733,279
First Solar, Inc. (a)	11,393	2,568,666
GlobalFoundries, Inc. (a)(c)	10,506	531,183
Lattice Semiconductor Corp. (a)	1,950	113,081
MACOM Technology Solutions Holdings, Inc. (a)	5,960	664,361
Microchip Technology, Inc.	56,670	5,185,305
MKS Instruments, Inc.	6,722	877,759
ON Semiconductor Corp. (a)	45,879	3,145,005
Onto Innovation, Inc. (a)	3,888	853,649
Qorvo, Inc. (a)	10,293	1,194,400
Skyworks Solutions, Inc.	17,163	1,829,233
Teradyne, Inc.	1,455	215,762
Universal Display Corp.	2,472	519,738
Wolfspeed, Inc. (a)(c)	13,299	302,685
		19,578,384
Software - 1.8%
ANSYS, Inc. (a)	9,323	2,997,345
Aspen Technology, Inc. (a)	2,873	570,664
Bill Holdings, Inc. (a)	8,218	432,431
CCC Intelligent Solutions Holdings, Inc. Class A (a)	44,953	499,428
Dolby Laboratories, Inc. Class A	6,245	494,791
DoubleVerify Holdings, Inc. (a)	6,751	131,442
Dropbox, Inc. Class A (a)	18,464	414,886
Fair Isaac Corp. (a)	395	588,021
Gen Digital, Inc.	60,138	1,502,247
Guidewire Software, Inc. (a)	4,766	657,184
HashiCorp, Inc. (a)	2,241	75,499
Informatica, Inc. (a)(c)	6,823	210,694
MicroStrategy, Inc. Class A (a)	1,568	2,159,889
nCino, Inc. (a)	3,359	105,641
Nutanix, Inc. Class A (a)	18,579	1,056,216
PTC, Inc. (a)	4,972	903,263
SentinelOne, Inc. (a)	20,549	432,556
Tyler Technologies, Inc. (a)	679	341,388
UiPath, Inc. Class A (a)	5,861	74,317
Unity Software, Inc. (a)(c)	17,669	287,298
Zoom Video Communications, Inc. Class A (a)	26,633	1,576,407
		15,511,607
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co.	138,662	2,935,475
HP, Inc.	79,228	2,774,565
NetApp, Inc.	12,154	1,565,435
Pure Storage, Inc. Class A (a)	3,966	254,657
Western Digital Corp. (a)	34,867	2,641,873
		10,172,005
TOTAL INFORMATION TECHNOLOGY		79,394,492
MATERIALS - 7.6%
Chemicals - 3.8%
Albemarle Corp. (c)	12,535	1,197,343
Ashland, Inc.	5,336	504,199
Axalta Coating Systems Ltd. (a)	23,533	804,123
Celanese Corp.	8,867	1,196,070
CF Industries Holdings, Inc.	20,004	1,482,696
Corteva, Inc.	74,757	4,032,393
Dow, Inc.	75,217	3,990,262
DuPont de Nemours, Inc.	44,693	3,597,340
Eastman Chemical Co.	12,496	1,224,233
Element Solutions, Inc.	23,911	648,466
FMC Corp.	13,304	765,645
Huntsman Corp.	17,458	397,519
International Flavors & Fragrances, Inc.	27,325	2,601,613
LyondellBasell Industries NV Class A	27,819	2,661,166
NewMarket Corp.	719	370,695
Olin Corp.	12,759	601,587
PPG Industries, Inc.	24,975	3,144,103
RPM International, Inc.	10,512	1,131,932
The Chemours Co. LLC	14,750	332,908
The Mosaic Co.	34,183	987,889
The Scotts Miracle-Gro Co.	4,538	295,242
Westlake Corp.	3,582	518,745
		32,486,169
Construction Materials - 0.7%
Eagle Materials, Inc.	885	192,452
Martin Marietta Materials, Inc.	6,184	3,350,491
Vulcan Materials Co.	10,493	2,609,399
		6,152,342
Containers & Packaging - 1.7%
Amcor PLC	153,689	1,503,078
Aptargroup, Inc.	7,053	993,133
Avery Dennison Corp.	5,334	1,166,279
Ball Corp.	33,273	1,997,045
Berry Global Group, Inc.	12,375	728,269
Crown Holdings, Inc.	12,493	929,354
Graphic Packaging Holding Co.	32,491	851,589
International Paper Co.	37,017	1,597,284
Packaging Corp. of America	9,473	1,729,391
Sealed Air Corp.	14,704	511,552
Silgan Holdings, Inc.	8,855	374,832
Sonoco Products Co.	10,463	530,683
WestRock Co.	27,331	1,373,656
		14,286,145
Metals & Mining - 1.4%
Alcoa Corp.	19,069	758,565
ATI, Inc. (a)	13,183	730,997
Cleveland-Cliffs, Inc. (a)	33,656	517,966
MP Materials Corp. (a)(c)	13,994	178,144
Nucor Corp.	25,617	4,049,535
Reliance, Inc.	6,102	1,742,731
Royal Gold, Inc.	7,017	878,248
Steel Dynamics, Inc.	15,881	2,056,590
United States Steel Corp.	23,806	899,867
		11,812,643
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,079	171,164
TOTAL MATERIALS		64,908,463
REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Agree Realty Corp.	10,581	655,387
Alexandria Real Estate Equities, Inc.	18,510	2,165,115
American Homes 4 Rent Class A	36,075	1,340,547
Americold Realty Trust	30,360	775,394
AvalonBay Communities, Inc.	15,159	3,136,246
Brixmor Property Group, Inc.	32,015	739,226
BXP, Inc.	16,780	1,032,977
Camden Property Trust (SBI)	11,056	1,206,320
Cousins Properties, Inc.	16,184	374,660
Crown Castle, Inc.	46,462	4,539,337
CubeSmart	23,906	1,079,834
Digital Realty Trust, Inc.	34,514	5,247,854
EastGroup Properties, Inc.	5,104	868,190
EPR Properties	7,983	335,126
Equity Lifestyle Properties, Inc.	19,689	1,282,345
Equity Residential (SBI)	40,364	2,798,840
Essex Property Trust, Inc.	6,822	1,856,948
Extra Space Storage, Inc.	22,350	3,473,414
Federal Realty Investment Trust (SBI)	8,806	889,142
First Industrial Realty Trust, Inc.	14,110	670,366
Gaming & Leisure Properties	27,830	1,258,194
Healthcare Realty Trust, Inc.	40,621	669,434
Healthpeak Properties, Inc.	75,749	1,484,680
Highwoods Properties, Inc. (SBI)	11,142	292,700
Host Hotels & Resorts, Inc.	74,472	1,339,007
Invitation Homes, Inc.	65,394	2,346,991
Iron Mountain, Inc.	13,348	1,196,248
Kilroy Realty Corp.	12,487	389,220
Kimco Realty Corp.	70,388	1,369,750
Lamar Advertising Co. Class A	6,959	831,809
Medical Properties Trust, Inc. (c)	63,420	273,340
Mid-America Apartment Communities, Inc.	12,408	1,769,505
National Storage Affiliates Trust	7,653	315,457
NNN (REIT), Inc.	19,365	824,949
Omega Healthcare Investors, Inc.	26,362	902,899
Park Hotels & Resorts, Inc.	22,188	332,376
Rayonier, Inc.	15,784	459,157
Realty Income Corp.	92,109	4,865,197
Regency Centers Corp.	19,641	1,221,670
Rexford Industrial Realty, Inc.	23,040	1,027,354
SBA Communications Corp. Class A	11,467	2,250,972
Simon Property Group, Inc.	25,725	3,905,055
STAG Industrial, Inc.	19,333	697,148
Sun Communities, Inc.	13,179	1,585,961
UDR, Inc.	35,077	1,443,419
Ventas, Inc.	43,095	2,209,050
VICI Properties, Inc.	111,410	3,190,782
Vornado Realty Trust	18,725	492,280
Weyerhaeuser Co.	77,898	2,211,524
WP Carey, Inc.	23,153	1,274,573
		76,897,969
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	32,690	2,913,006
CoStar Group, Inc. (a)	43,375	3,215,823
Howard Hughes Holdings, Inc.	3,309	214,489
Jones Lang LaSalle, Inc. (a)	3,484	715,196
Zillow Group, Inc.:
Class A (a)	5,025	226,326
Class C (a)	16,946	786,125
		8,070,965
TOTAL REAL ESTATE		84,968,934
UTILITIES - 6.7%
Electric Utilities - 3.4%
Alliant Energy Corp.	27,380	1,393,642
Avangrid, Inc.	7,578	269,246
Edison International	40,654	2,919,364
Entergy Corp.	22,781	2,437,567
Evergy, Inc.	23,795	1,260,421
Eversource Energy	37,532	2,128,440
Exelon Corp.	106,933	3,700,951
FirstEnergy Corp.	61,526	2,354,600
IDACORP, Inc.	5,402	503,196
NRG Energy, Inc.	13,505	1,051,499
OGE Energy Corp.	21,358	762,481
PG&E Corp.	228,461	3,988,929
Pinnacle West Capital Corp.	12,131	926,566
PPL Corp.	78,922	2,182,193
Xcel Energy, Inc.	59,440	3,174,690
		29,053,785
Gas Utilities - 0.4%
Atmos Energy Corp.	16,074	1,875,032
National Fuel Gas Co.	9,733	527,431
UGI Corp.	22,419	513,395
		2,915,858
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	14,437	409,722
Clearway Energy, Inc.:
Class A	3,702	83,887
Class C	8,756	216,186
The AES Corp.	75,774	1,331,349
		2,041,144
Multi-Utilities - 2.3%
Ameren Corp.	28,433	2,021,871
CenterPoint Energy, Inc.	67,693	2,097,129
CMS Energy Corp.	31,804	1,893,292
Consolidated Edison, Inc.	37,012	3,309,613
DTE Energy Co.	22,092	2,452,433
NiSource, Inc.	47,923	1,380,662
Public Service Enterprise Group, Inc.	53,293	3,927,694
WEC Energy Group, Inc.	33,800	2,651,948
		19,734,642
Water Utilities - 0.4%
American Water Works Co., Inc.	20,843	2,692,082
Essential Utilities, Inc.	26,904	1,004,326
		3,696,408
TOTAL UTILITIES		57,441,837
TOTAL COMMON STOCKS (Cost $706,123,938)		870,482,479

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $124,054)	125,000	124,056

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	1,855,513	1,855,884
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	9,732,059	9,733,032
TOTAL MONEY MARKET FUNDS (Cost $11,588,916)		11,588,916

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $717,836,908)	882,195,451
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(27,949,592)
NET ASSETS - 100.0%	854,245,859

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $124,056.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	596,456	157,740,465	156,481,028	80,404	(9)	-	1,855,884	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	44,022,747	101,852,797	136,142,512	267,385	-	-	9,733,032	0.0%
Total	44,619,203	259,593,262	292,623,540	347,789	(9)	-	11,588,916

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	27,446,180	27,446,180	-	-
Consumer Discretionary	81,929,536	81,929,536	-	-
Consumer Staples	53,572,181	53,572,181	-	-
Energy	51,694,023	51,694,023	-	-
Financials	142,352,046	142,352,046	-	-
Health Care	79,368,532	79,368,532	-	-
Industrials	147,406,255	147,406,255	-	-
Information Technology	79,394,492	79,394,492	-	-
Materials	64,908,463	64,908,463	-	-
Real Estate	84,968,934	84,968,934	-	-
Utilities	57,441,837	57,441,837	-	-

U.S. Government and Government Agency Obligations	124,056	-	124,056	-

Money Market Funds	11,588,916	11,588,916	-	-
Total Investments in Securities:	882,195,451	882,071,395	124,056	-
Fidelity® Mid Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $9,236,258) - See accompanying schedule:
Unaffiliated issuers (cost $706,247,992)	$870,606,535
Fidelity Central Funds (cost $11,588,916)	11,588,916

Total Investment in Securities (cost $717,836,908)		$882,195,451
Segregated cash with brokers for derivative instruments		103,133
Receivable for investments sold		190,658,507
Receivable for fund shares sold		263,055
Dividends receivable		1,067,747
Distributions receivable from Fidelity Central Funds		10,350
Receivable for daily variation margin on futures contracts		6,312
Other receivables		14,599
Total assets		1,074,319,154
Liabilities
Payable to custodian bank	$31,279
Payable for investments purchased	150,423,452
Payable for fund shares redeemed	59,848,413
Accrued management fee	37,119
Collateral on securities loaned	9,733,032
Total liabilities		220,073,295
Net Assets		$854,245,859
Net Assets consist of:
Paid in capital		$667,391,930
Total accumulated earnings (loss)		186,853,929
Net Assets		$854,245,859
Net Asset Value, offering price and redemption price per share ($854,245,859 ÷ 32,507,115 shares)		$26.28
Statement of Operations
		Year ended June 30, 2024
Investment Income
Dividends		$16,984,751
Interest		6,856
Income from Fidelity Central Funds (including $267,385 from security lending)		347,789
Total income		17,339,396
Expenses
Management fee	$426,336
Independent trustees' fees and expenses	2,693
Interest	30,901
Miscellaneous	11,199
Total expenses before reductions	471,129
Expense reductions	(59)
Total expenses after reductions		471,070
Net Investment income (loss)		16,868,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,576,318
Redemptions in-kind	28,625,666
Fidelity Central Funds	(9)
Foreign currency transactions	718
Futures contracts	307,347
Total net realized gain (loss)		52,510,040
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,239,621
Futures contracts	(26,904)
Total change in net unrealized appreciation (depreciation)		24,212,717
Net gain (loss)		76,722,757
Net increase (decrease) in net assets resulting from operations		$93,591,083
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,868,326	$17,408,189
Net realized gain (loss)	52,510,040	1,144,761
Change in net unrealized appreciation (depreciation)	24,212,717	64,951,688
Net increase (decrease) in net assets resulting from operations	93,591,083	83,504,638
Distributions to shareholders	(16,377,481)	(21,922,393)

Share transactions
Proceeds from sales of shares	311,731,686	250,959,317
Reinvestment of distributions	6,481,804	7,596,612
Cost of shares redeemed	(387,519,440)	(270,893,428)

Net increase (decrease) in net assets resulting from share transactions	(69,305,950)	(12,337,499)
Total increase (decrease) in net assets	7,907,652	49,244,746

Net Assets
Beginning of period	846,338,207	797,093,461
End of period	$854,245,859	$846,338,207

Other Information
Shares
Sold	12,544,889	10,842,771
Issued in reinvestment of distributions	264,647	327,643
Redeemed	(15,670,880)	(11,650,806)
Net increase (decrease)	(2,861,344)	(480,392)

Financial Highlights
Fidelity® Mid Cap Value Index Fund

Years ended June 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$23.93	$22.23	$26.19	$17.36	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.49	.50	.43	.41	.46
Net realized and unrealized gain (loss)	2.34	1.82	(2.90)	8.69	(2.97)
Total from investment operations	2.83	2.32	(2.47)	9.10	(2.51)
Distributions from net investment income	(.48)	(.45)	(.39)	(.27)	(.13)
Distributions from net realized gain	-	(.17)	(1.11)	-	-
Total distributions	(.48)	(.62)	(1.49) D	(.27)	(.13)
Net asset value, end of period	$26.28	$23.93	$22.23	$26.19	$17.36
Total Return E,F	11.96%	10.56%	(10.08)%	52.83%	(12.65)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.06%	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.06%	.05%	.05%	.05%	.05% I
Net investment income (loss)	1.98%	2.17%	1.70%	1.80%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$854,246	$846,338	$797,093	$908,686	$249,744
Portfolio turnover rate J	38 % K	30%	41%	32%	89% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Index Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 101.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	5,946	235,402
Bandwidth, Inc. Class A, (a)	11,708	197,631
Cogent Communications Group, Inc.	23,353	1,318,043
Globalstar, Inc. (a)(b)	327,241	366,510
IDT Corp. Class B	5,804	208,480
		2,326,066
Entertainment - 0.5%
Atlanta Braves Holdings, Inc.:
Class A	5,537	228,844
Class C,	26,470	1,043,977
Cinemark Holdings, Inc. (a)(b)	46,403	1,003,233
Eventbrite, Inc. (a)	38,791	187,748
Golden Matrix Group, Inc. (a)	10,605	26,194
IMAX Corp. (a)	22,737	381,299
LiveOne, Inc. (a)	31,353	49,224
Madison Square Garden Entertainment Corp. Class A (a)	2,035	69,658
Reservoir Media, Inc. (a)	690	5,451
Vivid Seats, Inc. Class A (a)	41,500	238,625
		3,234,253
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	4,789	50,332
CarGurus, Inc. Class A (a)	46,825	1,226,815
EverQuote, Inc. Class A (a)	13,312	277,688
fuboTV, Inc. (a)	12,280	15,227
Getty Images Holdings, Inc. (a)	53,237	173,553
Grindr, Inc. (a)	13,029	159,475
MediaAlpha, Inc. Class A (a)	13,179	173,567
QuinStreet, Inc. (a)	27,930	463,359
Shutterstock, Inc. (b)	10,423	403,370
System1, Inc. (a)	12,455	18,932
Yelp, Inc. (a)	34,780	1,285,121
ZipRecruiter, Inc. (a)	38,059	345,956
		4,593,395
Media - 0.5%
Boston Omaha Corp. (a)	803	10,808
Cardlytics, Inc. (a)	21,281	174,717
Clear Channel Outdoor Holdings, Inc. (a)	24,421	34,434
Entravision Communication Corp. Class A	5,120	10,394
Gambling.com Group Ltd. (a)	9,209	75,698
Ibotta, Inc.	4,038	303,496
Innovid Corp. (a)	6,499	12,023
Integral Ad Science Holding Corp. (a)	4,489	43,633
John Wiley & Sons, Inc. Class A	10,017	407,692
Magnite, Inc. (a)	59,364	788,948
PubMatic, Inc. Class A (a)	22,178	450,435
Sinclair, Inc. Class A (b)	16,976	226,290
Stagwell, Inc. (a)	8,402	57,302
TechTarget, Inc. (a)	13,707	427,247
Thryv Holdings, Inc. (a)	16,876	300,730
Townsquare Media, Inc.	6,946	76,128
		3,399,975
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	14,637	140,808
TOTAL COMMUNICATION SERVICES		13,694,497
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 1.5%
Dorman Products, Inc. (a)	13,907	1,272,212
Gentherm, Inc. (a)	16,656	821,474
Holley, Inc. (a)	11,157	39,942
LCI Industries	13,148	1,359,240
Luminar Technologies, Inc. Class A (a)(b)	154,622	230,387
Modine Manufacturing Co. (a)	27,388	2,744,004
Patrick Industries, Inc.	11,446	1,242,463
Visteon Corp. (a)	14,465	1,543,416
XPEL, Inc. (a)	13,393	476,255
		9,729,393
Automobiles - 0.0%
LiveWire Group, Inc. (a)	9,669	74,065
Broadline Retail - 0.0%
1stDibs.com, Inc. (a)	3,014	13,533
Groupon, Inc. (a)	6,027	92,213
Qurate Retail, Inc. Class B (a)	543	2,297
Savers Value Village, Inc. (b)	12,404	151,825
		259,868
Distributors - 0.0%
GigaCloud Technology, Inc. Class A (a)	12,449	378,699
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	3,811	259,948
American Public Education, Inc. (a)	713	12,535
Carriage Services, Inc.	5,461	146,573
Coursera, Inc. (a)	72,951	522,329
European Wax Center, Inc. (a)(b)	16,626	165,096
Frontdoor, Inc. (a)	41,610	1,406,002
Laureate Education, Inc.	57,401	857,571
Mister Car Wash, Inc. (a)	42,983	306,039
Nerdy, Inc. Class A (a)	38,592	64,449
OneSpaWorld Holdings Ltd. (a)	53,275	818,837
Stride, Inc. (a)	22,578	1,591,749
Udemy, Inc. (a)	50,704	437,576
Universal Technical Institute, Inc. (a)	20,949	329,528
		6,918,232
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc. (a)	27,791	285,136
BJ's Restaurants, Inc. (a)	5,466	189,670
Bloomin' Brands, Inc.	22,141	425,771
Brinker International, Inc. (a)	21,075	1,525,619
Cracker Barrel Old Country Store, Inc. (b)	2,593	109,321
Dave & Buster's Entertainment, Inc. (a)	17,462	695,162
Denny's Corp. (a)	19,460	138,166
Despegar.com Corp. (a)	4,540	60,064
Dine Brands Global, Inc.	1,018	36,852
Empire Resorts, Inc. (c)	24	0
Everi Holdings, Inc. (a)	22,786	191,402
First Watch Restaurant Group, Inc. (a)	16,096	282,646
Global Business Travel Group, Inc. (a)	57,151	377,197
Hilton Grand Vacations, Inc. (a)	39,107	1,581,096
Inspired Entertainment, Inc. (a)	11,636	106,469
International Game Technology PLC	8,018	164,048
Jack in the Box, Inc.	10,408	530,184
Krispy Kreme, Inc. (b)	45,363	488,106
Kura Sushi U.S.A., Inc. Class A (a)(b)	3,141	198,166
Lindblad Expeditions Holdings (a)	13,271	128,065
Monarch Casino & Resort, Inc.	6,949	473,435
Mondee Holdings, Inc. Class A (a)(b)	16,770	40,248
Nathan's Famous, Inc.	1,316	89,198
Papa John's International, Inc. (b)	12,762	599,559
PlayAGS, Inc. (a)	20,835	239,603
Portillo's, Inc. Class A (a)(b)	22,776	221,383
Potbelly Corp. (a)	14,537	116,732
RCI Hospitality Holdings, Inc.	2,389	104,065
Red Rock Resorts, Inc.	11,859	651,415
Rush Street Interactive, Inc. (a)	40,298	386,458
Sabre Corp. (a)	42,095	112,394
Shake Shack, Inc. Class A (a)	20,158	1,814,220
Six Flags Entertainment Corp.	28,791	954,134
Super Group SGHC Ltd.	79,404	256,475
Sweetgreen, Inc. Class A (a)	52,368	1,578,372
Target Hospitality Corp. (a)	17,478	152,233
The Cheesecake Factory, Inc.	25,593	1,005,549
The ONE Group Hospitality, Inc. (a)	11,063	47,018
United Parks & Resorts, Inc. (a)(b)	17,768	964,980
Xponential Fitness, Inc. (a)(b)	12,700	198,120
		17,518,731
Household Durables - 1.4%
Cavco Industries, Inc. (a)	4,440	1,536,995
Century Communities, Inc.	1,860	151,888
Cricut, Inc.	19,905	119,231
Dream Finders Homes, Inc. (a)(b)	14,835	383,040
Green Brick Partners, Inc. (a)	4,580	262,159
Hovnanian Enterprises, Inc. Class A (a)	166	23,559
Installed Building Products, Inc.	12,705	2,613,164
KB Home	4,911	344,654
Landsea Homes Corp. Class A (a)	1,159	10,651
LGI Homes, Inc. (a)	773	69,176
Lovesac (a)	3,981	89,891
Skyline Champion Corp. (a)	13,453	911,441
Sonos, Inc. (a)	58,662	865,851
TRI Pointe Homes, Inc. (a)	14,499	540,088
United Homes Group, Inc. (a)	2,215	12,603
Vizio Holding Corp. (a)(b)	47,094	508,615
Worthington Enterprises, Inc.	14,853	702,992
		9,145,998
Leisure Products - 0.3%
Acushnet Holdings Corp.	15,360	975,053
Marine Products Corp.	2,144	21,654
Peloton Interactive, Inc. Class A (a)	166,550	562,939
Smith & Wesson Brands, Inc.	1,969	28,235
Sturm, Ruger & Co., Inc.	2,514	104,708
		1,692,589
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	3,329	31,692
Abercrombie & Fitch Co. Class A (a)	26,667	4,742,459
Academy Sports & Outdoors, Inc.	9,964	530,583
American Eagle Outfitters, Inc.	76,770	1,532,329
Arhaus, Inc. Class A,	23,233	393,567
Arko Corp.	4,356	27,312
Boot Barn Holdings, Inc. (a)	15,688	2,022,654
Build-A-Bear Workshop, Inc.	6,849	173,074
Caleres, Inc.	5,493	184,565
Camping World Holdings, Inc. (b)	22,448	400,921
EVgo, Inc. Class A (a)(b)	6,705	16,427
Genesco, Inc. (a)	1,561	40,367
GrowGeneration Corp. (a)	2,194	4,717
Hibbett, Inc.	4,876	425,236
J. Jill, Inc.	2,245	78,508
Leslie's, Inc. (a)(b)	57,847	242,379
National Vision Holdings, Inc. (a)	2,689	35,199
Revolve Group, Inc. (a)(b)	20,342	323,641
Sonic Automotive, Inc. Class A (sub. vtg.)	2,216	120,706
The Buckle, Inc.	16,376	604,929
The RealReal, Inc. (a)	36,381	116,055
thredUP, Inc. (a)	6,487	11,028
Tile Shop Holdings, Inc. (a)	5,297	36,708
Torrid Holdings, Inc. (a)(b)	6,492	48,625
Upbound Group, Inc.	28,438	873,047
Urban Outfitters, Inc. (a)	9,548	391,945
Victoria's Secret & Co. (a)	9,739	172,088
Warby Parker, Inc. (a)	46,232	742,486
		14,323,247
Textiles, Apparel & Luxury Goods - 0.9%
Figs, Inc. Class A (a)	3,805	20,281
Hanesbrands, Inc. (a)	187,309	923,433
Kontoor Brands, Inc.	29,507	1,951,888
Oxford Industries, Inc. (b)	5,473	548,121
Rocky Brands, Inc.	1,379	50,968
Steven Madden Ltd.	38,417	1,625,039
Superior Group of Companies, Inc.	1,060	20,045
Wolverine World Wide, Inc.	42,095	569,124
		5,708,899
TOTAL CONSUMER DISCRETIONARY		65,749,721
CONSUMER STAPLES - 3.3%
Beverages - 0.3%
MGP Ingredients, Inc.	7,513	558,967
National Beverage Corp.	12,456	638,245
Primo Water Corp.	10,194	222,841
The Vita Coco Co., Inc. (a)	20,816	579,726
		1,999,779
Consumer Staples Distribution & Retail - 0.9%
Andersons, Inc.	2,097	104,011
Chefs' Warehouse Holdings (a)	18,554	725,647
Natural Grocers by Vitamin Cottage, Inc.	1,268	26,882
PriceSmart, Inc.	8,399	681,999
Sprouts Farmers Market LLC (a)	53,408	4,468,113
		6,006,652
Food Products - 1.3%
Beyond Meat, Inc. (a)(b)	31,661	212,445
BRC, Inc. Class A (a)(b)	25,042	153,507
Cal-Maine Foods, Inc.	1,284	78,465
Calavo Growers, Inc.	1,426	32,370
Forafric Global PLC (a)	2,887	30,804
J&J Snack Foods Corp.	8,088	1,313,249
John B. Sanfilippo & Son, Inc.	4,756	462,141
Lancaster Colony Corp.	10,372	1,959,997
Lifeway Foods, Inc. (a)	2,392	30,546
Mama's Creations, Inc. (a)	17,459	117,674
Mission Produce, Inc. (a)	2,848	28,138
SunOpta, Inc. (a)	48,650	262,710
The Simply Good Foods Co. (a)	48,394	1,748,475
Utz Brands, Inc. Class A	23,513	391,256
Vital Farms, Inc. (a)	17,278	808,092
Westrock Coffee Holdings (a)(b)	17,947	183,598
WK Kellogg Co.	34,787	572,594
		8,386,061
Household Products - 0.4%
Central Garden & Pet Co. (a)	1,778	68,453
Central Garden & Pet Co. Class A (non-vtg.)	3,807	125,745
Energizer Holdings, Inc.	38,114	1,125,888
Oil-Dri Corp. of America	570	36,531
WD-40 Co.	7,221	1,586,020
		2,942,637
Personal Care Products - 0.3%
Herbalife Ltd. (a)	35,407	367,879
Inter Parfums, Inc.	9,661	1,120,966
Nature's Sunshine Products, Inc. (a)	1,426	21,490
The Beauty Health Co. Class A, (a)	39,522	75,882
The Honest Co., Inc. (a)	17,402	50,814
Veru, Inc. (a)	51,908	43,670
		1,680,701
Tobacco - 0.1%
Ispire Technology, Inc. (a)	10,198	81,584
Turning Point Brands, Inc.	7,801	250,334
Vector Group Ltd.	11,623	122,855
		454,773
TOTAL CONSUMER STAPLES		21,470,603
ENERGY - 4.2%
Energy Equipment & Services - 2.6%
Archrock, Inc.	81,840	1,654,805
Atlas Energy Solutions, Inc. (b)	36,028	718,038
Cactus, Inc.	34,733	1,831,818
Championx Corp.	101,139	3,358,826
Core Laboratories, Inc. (b)	24,905	505,322
DMC Global, Inc. (a)	2,715	39,150
Drilling Tools International Corp. (a)	1,990	11,184
Helix Energy Solutions Group, Inc. (a)	14,577	174,049
Kodiak Gas Services, Inc.	2,923	79,681
Liberty Energy, Inc. Class A	4,887	102,089
Nabors Industries Ltd. (a)	1,501	106,811
Natural Gas Services Group, Inc. (a)	1,215	24,446
Noble Corp. PLC	47,720	2,130,698
Oceaneering International, Inc. (a)	53,586	1,267,845
Seadrill Ltd. (a)	11,633	599,100
TETRA Technologies, Inc. (a)	66,584	230,381
Tidewater, Inc. (a)	25,861	2,462,226
Valaris Ltd. (a)	21,266	1,584,317
		16,880,786
Oil, Gas & Consumable Fuels - 1.6%
Berry Corp.	12,302	79,471
Centrus Energy Corp. Class A (a)	5,326	227,687
Crescent Energy, Inc. Class A	16,638	197,160
CVR Energy, Inc.	16,223	434,290
Delek U.S. Holdings, Inc.	9,247	228,956
Diversified Energy Co. PLC	1,330	17,942
Dorian LPG Ltd.	9,181	385,235
Empire Petroleum Corp. (a)(b)	7,467	38,530
enCore Energy Corp. (a)	69,269	272,920
Equitrans Midstream Corp.	55,983	726,659
Evolution Petroleum Corp.	4,662	24,569
FLEX LNG Ltd.	9,653	261,017
Gulfport Energy Corp. (a)	3,558	537,258
Kinetik Holdings, Inc.	1,925	79,772
Kosmos Energy Ltd. (a)	248,051	1,374,203
Magnolia Oil & Gas Corp. Class A (b)	84,828	2,149,542
Nextdecade Corp. (a)	61,319	486,873
Northern Oil & Gas, Inc.	3,147	116,974
Rex American Resources Corp. (a)	1,767	80,558
Riley Exploration Permian, Inc.	901	25,507
Sable Offshore Corp. (a)	26,758	403,243
SFL Corp. Ltd.	12,523	173,819
SilverBow Resources, Inc. (a)	1,084	41,008
SM Energy Co.	10,246	442,935
Ur-Energy, Inc. (a)	132,954	186,136
Uranium Energy Corp. (a)	208,559	1,253,440
VAALCO Energy, Inc.	5,449	34,165
Verde Clean Fuels, Inc. (a)	1,762	7,295
W&T Offshore, Inc. (b)	52,270	111,858
World Kinect Corp.	3,234	83,437
		10,482,459
TOTAL ENERGY		27,363,245
FINANCIALS - 7.9%
Banks - 1.0%
Axos Financial, Inc. (a)	3,099	177,108
BancFirst Corp.	1,278	112,081
Bancorp, Inc., Delaware (a)	25,169	950,381
Bank7 Corp.	122	3,819
Citizens Financial Services, Inc.	166	7,460
City Holding Co.	596	63,325
Coastal Financial Corp. of Washington (a)	5,626	259,584
Columbia Financial, Inc. (a)	827	12,380
Esquire Financial Holdings, Inc.	3,223	153,415
First Bancorp, Puerto Rico	6,887	125,963
First Business Finance Services, Inc.	220	8,138
First Financial Bankshares, Inc.	68,975	2,036,832
First Foundation, Inc.	7,882	51,627
First Internet Bancorp	1,703	46,015
First Western Financial, Inc. (a)	1,203	20,451
Greene County Bancorp, Inc.	3,721	125,435
Lakeland Financial Corp.	806	49,585
Live Oak Bancshares, Inc.	15,973	560,013
Metrocity Bankshares, Inc.	791	20,882
Nicolet Bankshares, Inc.	1,631	135,438
Pathward Financial, Inc.	3,803	215,136
Peoples Financial Services Corp.	1,171	53,327
ServisFirst Bancshares, Inc.	7,613	481,065
Shore Bancshares, Inc.	2,110	24,160
Triumph Bancorp, Inc. (a)	10,719	876,278
USCB Financial Holdings, Inc.	1,552	19,912
		6,589,810
Capital Markets - 2.6%
Artisan Partners Asset Management, Inc. Class A,	33,387	1,377,881
Assetmark Financial Holdings, Inc. (a)	6,539	225,922
B. Riley Financial, Inc. (b)	10,825	190,953
BrightSphere Investment Group, Inc. (b)	14,639	324,547
Cohen & Steers, Inc. (b)	14,578	1,057,780
Diamond Hill Investment Group, Inc.	1,220	171,715
Donnelley Financial Solutions, Inc. (a)	8,938	532,884
GCM Grosvenor, Inc. Class A	19,061	186,035
Hamilton Lane, Inc. Class A	20,365	2,516,707
MarketWise, Inc. Class A	2,860	3,318
Moelis & Co. Class A	37,464	2,130,203
Open Lending Corp. (a)	54,180	302,324
P10, Inc. Class A	18,961	160,789
Patria Investments Ltd.	29,163	351,706
Perella Weinberg Partners Class A	27,878	453,018
Piper Sandler Cos.	9,204	2,118,485
PJT Partners, Inc. Class A (b)	12,511	1,350,062
StepStone Group, Inc. Class A	28,401	1,303,322
StoneX Group, Inc. (a)	1,424	107,241
Value Line, Inc.	392	16,883
Victory Capital Holdings, Inc.	21,802	1,040,609
Virtus Investment Partners, Inc.	2,964	669,419
WisdomTree Investments, Inc.	73,987	733,211
		17,325,014
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	159	4,481
FirstCash Holdings, Inc.	20,750	2,176,260
LendingTree, Inc. (a)	4,917	204,498
MoneyLion, Inc. Class A (a)	4,507	331,445
NerdWallet, Inc. (a)	20,528	299,709
OppFi, Inc. Class A	9,625	32,629
PROG Holdings, Inc.	3,689	127,935
Regional Management Corp.	514	14,772
Upstart Holdings, Inc. (a)(b)	40,835	963,298
World Acceptance Corp. (a)	1,751	216,389
		4,371,416
Financial Services - 2.1%
AvidXchange Holdings, Inc. (a)	92,134	1,111,136
Cantaloupe, Inc. (a)	29,407	194,086
Cass Information Systems, Inc.	6,120	245,228
EVERTEC, Inc. (b)	34,193	1,136,917
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	4,300	777,526
Flywire Corp. (a)	64,023	1,049,337
i3 Verticals, Inc. Class A (a)	721	15,920
International Money Express, Inc. (a)	16,819	350,508
Marqeta, Inc. Class A (a)	213,579	1,170,413
Mr. Cooper Group, Inc. (a)	12,381	1,005,709
NCR Atleos Corp.	38,253	1,033,596
NMI Holdings, Inc. Class A (a)	3,115	106,035
PagSeguro Digital Ltd. (a)	52,289	611,258
Payoneer Global, Inc. (a)	114,471	634,169
Paysign, Inc. (a)	17,509	75,464
PennyMac Financial Services, Inc.	7,790	736,934
Priority Technology Holdings, Inc. (a)	9,631	50,852
Remitly Global, Inc. (a)	76,896	931,980
Sezzle, Inc.	1,115	98,365
StoneCo Ltd. Class A (a)	78,911	946,143
Walker & Dunlop, Inc.	12,365	1,214,243
		13,495,819
Insurance - 1.5%
American Coastal Insurance Cor (a)	5,564	58,700
Amerisafe, Inc.	4,337	190,351
Crawford & Co. Class A	8,060	69,638
F&G Annuities & Life, Inc.	537	20,433
Goosehead Insurance (a)	12,426	713,749
HCI Group, Inc. (b)	4,303	396,608
Investors Title Co.	116	20,895
Kingsway Financial Services, Inc. (a)	6,819	56,189
Lemonade, Inc. (a)(b)	22,498	371,217
Mercury General Corp.	1,761	93,580
Oscar Health, Inc. Class A (a)	103,087	1,630,836
Palomar Holdings, Inc. (a)	12,981	1,053,408
Root, Inc. (a)	4,579	236,322
Selective Insurance Group, Inc.	27,447	2,575,352
Siriuspoint Ltd. (a)	4,533	55,303
Skyward Specialty Insurance Group, Inc. (a)	4,651	168,273
The Baldwin Insurance Group, Inc. Class A, (a)	34,915	1,238,435
Tiptree, Inc.	3,091	50,971
Trupanion, Inc. (a)(b)	17,471	513,647
Universal Insurance Holdings, Inc.	2,346	44,011
		9,557,918
Mortgage Real Estate Investment Trusts - 0.0%
AG Mortgage Investment Trust, Inc.	2,500	16,600
Angel Oak Mortgage (REIT), Inc.	2,169	28,414
KKR Real Estate Finance Trust, Inc.	8,295	75,070
		120,084
TOTAL FINANCIALS		51,460,061
HEALTH CARE - 25.2%
Biotechnology - 13.1%
4D Molecular Therapeutics, Inc. (a)	17,117	359,286
Absci Corp. (a)	31,016	95,529
ACADIA Pharmaceuticals, Inc. (a)	63,437	1,030,851
Achieve Life Sciences, Inc. (a)	11,045	51,912
Actinium Pharmaceuticals, Inc. (a)(b)	15,953	118,052
ADC Therapeutics SA (a)	22,496	71,087
ADMA Biologics, Inc. (a)	119,379	1,334,657
Aerovate Therapeutics, Inc. (a)(b)	7,130	11,836
Agenus, Inc. (a)	1,435	24,036
Akebia Therapeutics, Inc. (a)	10,202	10,406
Akero Therapeutics, Inc. (a)	6,037	141,628
Aldeyra Therapeutics, Inc. (a)	2,714	8,983
Alector, Inc. (a)	42,771	194,180
Alkermes PLC (a)	89,264	2,151,262
Altimmune, Inc. (a)	20,483	136,212
ALX Oncology Holdings, Inc. (a)	17,513	105,603
Amicus Therapeutics, Inc. (a)	155,531	1,542,868
AnaptysBio, Inc. (a)	10,372	259,922
Anavex Life Sciences Corp. (a)(b)	10,213	43,099
Anika Therapeutics, Inc. (a)	1,462	37,032
Apogee Therapeutics, Inc.	19,174	754,497
Applied Therapeutics, Inc. (a)	30,891	144,261
Arbutus Biopharma Corp. (a)	69,101	213,522
Arcellx, Inc. (a)	22,849	1,261,036
Arcturus Therapeutics Holdings, Inc. (a)	10,823	263,540
Arcus Biosciences, Inc. (a)	28,823	438,974
Arcutis Biotherapeutics, Inc. (a)	56,327	523,841
Ardelyx, Inc. (a)	123,199	912,905
ArriVent Biopharma, Inc. (b)	3,154	58,507
Arrowhead Pharmaceuticals, Inc. (a)	63,289	1,644,881
Ars Pharmaceuticals, Inc. (a)(b)	26,104	222,145
Astria Therapeutics, Inc. (a)	20,317	184,885
Atossa Therapeutics, Inc. (a)	11,525	13,715
Aurinia Pharmaceuticals, Inc. (a)(b)	55,711	318,110
Avid Bioservices, Inc. (a)	31,097	222,033
Avidity Biosciences, Inc. (a)	53,585	2,188,947
Avita Medical, Inc. (a)	13,533	107,181
BioCryst Pharmaceuticals, Inc. (a)	109,553	677,038
Biohaven Ltd. (a)	39,808	1,381,736
Biomea Fusion, Inc. (a)(b)	14,662	65,979
Black Diamond Therapeutics, Inc. (a)	13,360	62,258
Blueprint Medicines Corp. (a)	33,331	3,592,415
Boundless Bio, Inc.	2,032	7,864
BridgeBio Pharma, Inc. (a)	46,424	1,175,920
Cabaletta Bio, Inc. (a)	5,102	38,163
Candel Therapeutics, Inc. (a)	10,510	65,162
Capricor Therapeutics, Inc. (a)	11,434	54,540
Cardiff Oncology, Inc. (a)	7,979	17,713
CareDx, Inc. (a)	5,839	90,680
Cargo Therapeutics, Inc. (b)	1,041	17,093
Cartesian Therapeutics, Inc. (a)	3,834	103,556
Cartesian Therapeutics, Inc. rights (a)(c)	12,935	1,811
Catalyst Pharmaceutical Partners, Inc. (a)	61,692	955,609
Celcuity, Inc. (a)	11,641	190,680
Celldex Therapeutics, Inc. (a)	27,942	1,034,133
Cervomed, Inc. (a)	2,867	49,083
CG Oncology, Inc.	7,481	236,175
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Cogent Biosciences, Inc. (a)	45,247	381,432
Coherus BioSciences, Inc. (a)(b)	15,247	26,377
Corbus Pharmaceuticals Holdings, Inc. (a)	3,266	147,787
Crinetics Pharmaceuticals, Inc. (a)	41,251	1,847,632
Cullinan Oncology, Inc. (a)	18,200	317,408
Cytokinetics, Inc. (a)	5,508	298,423
Day One Biopharmaceuticals, Inc. (a)	24,630	339,401
Denali Therapeutics, Inc. (a)	37,756	876,694
Dianthus Therapeutics, Inc. (a)	941	24,353
Disc Medicine, Inc. (a)	961	43,312
Dynavax Technologies Corp. (a)	55,917	627,948
Dyne Therapeutics, Inc. (a)	42,781	1,509,741
Elevation Oncology, Inc. (a)	16,801	45,363
Eliem Therapeutics, Inc. (a)	234	1,664
Fennec Pharmaceuticals, Inc. (a)	2,692	16,448
FibroBiologics, Inc.	13,495	67,340
Foghorn Therapeutics, Inc. (a)	8,126	46,725
G1 Therapeutics, Inc. (a)	26,169	59,665
Galectin Therapeutics, Inc. (a)	6,577	14,864
Geron Corp. (a)	212,489	900,953
Greenwich Lifesciences, Inc. (a)	3,170	54,714
Gyre Therapeutics, Inc. (a)	350	4,176
Halozyme Therapeutics, Inc. (a)	66,132	3,462,672
Heron Therapeutics, Inc. (a)	5,846	20,461
HilleVax, Inc. (a)	3,366	48,672
Humacyte, Inc. Class A (a)(b)	46,610	223,728
Ideaya Biosciences, Inc. (a)	39,626	1,391,269
IGM Biosciences, Inc. (a)	7,378	50,687
ImmunityBio, Inc. (a)(b)	58,297	368,437
Immunome, Inc. (a)	27,262	329,870
Immunovant, Inc. (a)	30,771	812,354
Inhibrx Biosciences, Inc.	3,231	45,783
Inmune Bio, Inc. (a)	6,482	57,171
Insmed, Inc. (a)	82,347	5,517,243
Iovance Biotherapeutics, Inc. (a)	134,226	1,076,493
Ironwood Pharmaceuticals, Inc. Class A (a)	25,435	165,836
Janux Therapeutics, Inc. (a)	14,865	622,695
Jasper Therapeutics, Inc. (a)	6,004	136,291
Kalvista Pharmaceuticals, Inc. (a)	20,189	237,826
Keros Therapeutics, Inc. (a)	15,623	713,971
Kiniksa Pharmaceuticals Intern (a)	19,773	369,162
Korro Bio, Inc. (a)	866	29,331
Krystal Biotech, Inc. (a)	13,151	2,415,050
Kura Oncology, Inc. (a)	38,440	791,480
Kymera Therapeutics, Inc. (a)(b)	23,580	703,863
Kyverna Therapeutics, Inc.	5,409	40,568
Larimar Therapeutics, Inc. (a)	22,307	161,726
Lexeo Therapeutics, Inc.	5,149	82,590
Lexicon Pharmaceuticals, Inc. (a)	22,877	38,433
Lineage Cell Therapeutics, Inc. (a)(b)	78,322	78,111
Macrogenics, Inc. (a)	27,642	117,479
Madrigal Pharmaceuticals, Inc. (a)(b)	9,300	2,605,488
MannKind Corp. (a)	107,972	563,614
MeiraGTx Holdings PLC (a)	13,806	58,123
Mersana Therapeutics, Inc. (a)	31,494	63,303
Metagenomi, Inc.	2,034	8,299
MiMedx Group, Inc. (a)	29,722	205,973
Mineralys Therapeutics, Inc. (a)	3,268	38,236
Mirum Pharmaceuticals, Inc. (a)(b)	20,800	711,152
Neurogene, Inc. (a)	2,885	104,985
Novavax, Inc. (a)	57,963	733,812
Nurix Therapeutics, Inc. (a)	22,136	461,978
Nuvalent, Inc. Class A (a)	16,931	1,284,386
Ocugen, Inc. (a)	135,676	210,298
Olema Pharmaceuticals, Inc. (a)	5,486	59,359
Omniab, Inc. (a)(c)	191	546
Omniab, Inc. (a)(c)	191	500
Organogenesis Holdings, Inc. Class A (a)	4,008	11,222
ORIC Pharmaceuticals, Inc. (a)	7,439	52,594
Outlook Therapeutics, Inc. (a)(b)	2,535	18,708
Ovid Therapeutics, Inc. (a)	30,981	23,831
PepGen, Inc. (a)	7,300	116,508
Perspective Therapeutics, Inc. (a)	20,324	202,630
Poseida Therapeutics, Inc. (a)	10,374	30,292
Praxis Precision Medicines, Inc. (a)	9,143	378,154
Precigen, Inc. (a)	5,240	8,279
Prime Medicine, Inc. (a)(b)	30,070	154,560
ProKidney Corp. Class A (a)(b)	26,254	64,585
Protagonist Therapeutics, Inc. (a)	30,984	1,073,596
Prothena Corp. PLC (a)	13,165	271,726
PTC Therapeutics, Inc. (a)	30,686	938,378
Puma Biotechnology, Inc. (a)	7,754	25,278
Recursion Pharmaceuticals, Inc. Class A (a)	109,591	821,933
Regulus Therapeutics, Inc. (a)	8,482	15,140
Renovaro, Inc. (a)	16,400	28,700
Revolution Medicines, Inc. (a)	52,663	2,043,851
Rhythm Pharmaceuticals, Inc. (a)	29,026	1,191,808
Rigel Pharmaceuticals, Inc. (a)	7,509	61,724
Rocket Pharmaceuticals, Inc. (a)	34,866	750,665
Sana Biotechnology, Inc. (a)(b)	70,093	382,708
Savara, Inc. (a)	41,260	166,278
Scholar Rock Holding Corp. (a)	32,672	272,158
Sera Prognostics, Inc. (a)	14,645	86,698
Shattuck Labs, Inc. (a)	13,897	53,642
Skye Bioscience, Inc. (a)	1,373	10,998
Soleno Therapeutics, Inc. (a)	11,658	475,646
Solid Biosciences, Inc. (a)	1,135	6,435
SpringWorks Therapeutics, Inc. (a)	36,444	1,372,845
Spyre Therapeutics, Inc. (a)	1,707	40,132
Stoke Therapeutics, Inc. (a)	18,856	254,745
Summit Therapeutics, Inc. (a)	43,954	342,841
Syndax Pharmaceuticals, Inc. (a)	43,554	894,164
Tango Therapeutics, Inc. (a)	25,300	217,074
Taysha Gene Therapies, Inc. (a)	84,804	189,961
Tenaya Therapeutics, Inc. (a)	8,066	25,005
Tevogen Bio Holdings, Inc. Class A (a)	6,540	4,730
TG Therapeutics, Inc. (a)	74,012	1,316,673
TScan Therapeutics, Inc. (a)	13,282	77,700
Twist Bioscience Corp. (a)	30,493	1,502,695
Tyra Biosciences, Inc. (a)	10,769	172,196
UroGen Pharma Ltd. (a)(b)	14,102	236,632
Vaxcyte, Inc. (a)	57,878	4,370,368
Vera Therapeutics, Inc. (a)	20,661	747,515
Verastem, Inc. (a)	13,458	40,105
Vericel Corp. (a)	25,689	1,178,611
Viridian Therapeutics, Inc. (a)	24,339	316,650
Werewolf Therapeutics, Inc. (a)	4,064	9,916
X4 Pharmaceuticals, Inc. (a)	89,086	51,670
Xencor, Inc. (a)	14,458	273,690
XOMA Corp. (a)	2,669	63,229
Y-mAbs Therapeutics, Inc. (a)	19,503	235,596
Zura Bio Ltd. Class A (a)	10,630	37,205
		85,601,426
Health Care Equipment & Supplies - 5.1%
Accuray, Inc. (a)	47,717	86,845
Alphatec Holdings, Inc. (a)	54,411	568,595
Artivion, Inc. (a)	16,009	410,631
Atricure, Inc. (a)	16,364	372,608
Atrion Corp.	727	328,917
AxoGen, Inc. (a)	22,488	162,813
Axonics, Inc. (a)	26,998	1,815,076
Bioventus, Inc. (a)	7,178	41,274
Cerus Corp. (a)	95,638	168,323
CONMED Corp.	16,353	1,133,590
CVRx, Inc. (a)(b)	7,049	84,518
Embecta Corp.	2,954	36,925
Fractyl Health, Inc.	2,424	10,350
Glaukos Corp. (a)	25,941	3,070,117
Haemonetics Corp. (a)	26,607	2,201,197
Inari Medical, Inc. (a)	28,058	1,350,993
InMode Ltd. (a)(b)	5,308	96,818
Integer Holdings Corp. (a)	12,389	1,434,522
IRadimed Corp.	4,270	187,624
iRhythm Technologies, Inc. (a)	16,573	1,783,918
Lantheus Holdings, Inc. (a)	36,046	2,894,133
LeMaitre Vascular, Inc.	10,752	884,675
LivaNova PLC (a)	1,735	95,113
Merit Medical Systems, Inc. (a)	30,333	2,607,121
NeuroPace, Inc. (a)	7,239	54,727
Novocure Ltd. (a)	56,459	967,143
Orchestra BioMed Holdings, Inc. (a)(b)	5,274	42,983
Paragon 28, Inc. (a)(b)	24,986	170,904
PROCEPT BioRobotics Corp. (a)	22,455	1,371,776
Pulmonx Corp. (a)	20,064	127,206
Pulse Biosciences, Inc. (a)(b)	9,708	108,633
Pulse Biosciences, Inc. rights (a)(b)	2,567	332
RxSight, Inc. (a)	18,035	1,085,166
Sanara Medtech, Inc. (a)	2,121	59,855
Semler Scientific, Inc. (a)(b)	2,518	86,619
SI-BONE, Inc. (a)	17,510	226,404
Sight Sciences, Inc. (a)	18,623	124,215
Silk Road Medical, Inc. (a)	20,796	562,324
Staar Surgical Co. (a)	26,230	1,248,810
Stereotaxis, Inc. (a)	26,895	48,949
SurModics, Inc. (a)	4,693	197,294
Tandem Diabetes Care, Inc. (a)	34,332	1,383,236
TransMedics Group, Inc. (a)	17,016	2,562,950
Treace Medical Concepts, Inc. (a)	25,859	171,962
UFP Technologies, Inc. (a)	3,851	1,016,163
Vicarious Surgical, Inc. (a)	1	6
Zynex, Inc. (a)(b)	8,105	75,539
		33,519,892
Health Care Providers & Services - 4.2%
Accolade, Inc. (a)	13,121	46,973
AdaptHealth Corp. (a)	23,476	234,760
Addus HomeCare Corp. (a)	3,310	384,324
agilon health, Inc. (a)	163,564	1,069,709
AirSculpt Technologies, Inc. (a)(b)	7,061	28,244
Alignment Healthcare, Inc. (a)	53,073	415,031
AMN Healthcare Services, Inc. (a)	20,095	1,029,467
Astrana Health, Inc. (a)	22,845	926,593
Aveanna Healthcare Holdings, Inc. (a)	19,102	52,722
BrightSpring Health Services, Inc. (b)	28,547	324,294
Brookdale Senior Living, Inc. (a)	86,949	593,862
Castle Biosciences, Inc. (a)	4,419	96,202
Community Health Systems, Inc. (a)	36,136	121,417
Corvel Corp. (a)	4,702	1,195,578
DocGo, Inc. Class A (a)(b)	9,936	30,702
Enhabit Home Health & Hospice (a)	2,583	23,040
GeneDx Holdings Corp. Class A (a)	826	21,592
Guardant Health, Inc. (a)	62,565	1,806,877
HealthEquity, Inc. (a)	44,890	3,869,518
Hims & Hers Health, Inc. (a)	100,611	2,031,336
InfuSystems Holdings, Inc. (a)	10,550	72,057
Innovage Holding Corp. (a)	3,172	15,733
LifeStance Health Group, Inc. (a)	29,037	142,572
Modivcare, Inc. (a)	2,946	77,303
Nano-X Imaging Ltd. (a)(b)	27,266	200,132
National Research Corp. Class A	8,130	186,584
NeoGenomics, Inc. (a)	5,390	74,759
Option Care Health, Inc. (a)	43,362	1,201,127
Owens & Minor, Inc. (a)	6,075	82,013
PACS Group, Inc.	13,186	388,987
Patterson Companies, Inc.	7,844	189,197
Pennant Group, Inc. (a)	15,323	355,340
Performant Financial Corp. (a)	25,780	74,762
PetIQ, Inc. Class A (a)	2,134	47,076
Privia Health Group, Inc. (a)	54,094	940,154
Progyny, Inc. (a)	44,774	1,280,984
Quipt Home Medical Corp. (a)	1,941	6,250
RadNet, Inc. (a)	35,048	2,065,028
Select Medical Holdings Corp.	38,749	1,358,540
Sonida Senior Living, Inc. (a)	975	26,813
Talkspace, Inc. Class A (a)	65,181	149,916
The Ensign Group, Inc.	29,421	3,639,083
The Joint Corp. (a)	5,775	81,197
U.S. Physical Therapy, Inc.	7,929	732,798
Viemed Healthcare, Inc. (a)	18,192	119,158
		27,809,804
Health Care Technology - 0.5%
Evolent Health, Inc. Class A (a)	61,213	1,170,393
Health Catalyst, Inc. (a)	2,775	17,732
HealthStream, Inc.	4,432	123,653
Lifemd, Inc. (a)	11,441	78,485
OptimizeRx Corp. (a)	9,321	93,210
Phreesia, Inc. (a)	27,006	572,527
Schrodinger, Inc. (a)(b)	29,483	570,201
Simulations Plus, Inc.	8,422	409,478
Teladoc Health, Inc. (a)	14,068	137,585
		3,173,264
Life Sciences Tools & Services - 0.2%
Akoya Biosciences, Inc. (a)(b)	14,102	32,999
BioLife Solutions, Inc. (a)	16,796	359,938
ChromaDex, Inc. (a)	25,991	70,955
Codexis, Inc. (a)	4,150	12,865
Conduit Pharmaceuticals, Inc. Class A (a)	7,421	7,866
CryoPort, Inc. (a)	18,937	130,855
Harvard Bioscience, Inc. (a)	5,676	16,177
Maravai LifeSciences Holdings, Inc. Class A (a)	58,560	419,290
Mesa Laboratories, Inc.	906	78,614
OmniAb, Inc. (a)	5,715	21,431
Quanterix Corp. (a)	2,643	34,914
Standard BioTools, Inc. (a)	35,964	63,656
		1,249,560
Pharmaceuticals - 2.1%
Alimera Sciences, Inc. (a)	10,054	55,900
Alto Neuroscience, Inc.	2,856	30,531
Amneal Intermediate, Inc. Class A, (a)	70,768	449,377
Amphastar Pharmaceuticals, Inc. (a)	20,399	815,960
ANI Pharmaceuticals, Inc. (a)	6,952	442,703
Aquestive Therapeutics, Inc. (a)	10,714	27,856
Arvinas Holding Co. LLC (a)	34,055	906,544
Avadel Pharmaceuticals PLC sponsored (a)	48,999	688,926
Axsome Therapeutics, Inc. (a)(b)	19,314	1,554,777
Biote Corp. Class A (a)	13,577	101,420
Cassava Sciences, Inc. (a)(b)	21,532	265,920
Collegium Pharmaceutical, Inc. (a)	17,264	555,901
Contineum Therapeutics, Inc. Class A	2,230	39,270
Corcept Therapeutics, Inc. (a)(b)	42,870	1,392,846
CorMedix, Inc. (a)(b)	26,586	115,117
Edgewise Therapeutics, Inc. (a)	38,487	693,151
Enliven Therapeutics, Inc. (a)	17,696	413,556
Esperion Therapeutics, Inc. (a)	27,252	60,499
Evolus, Inc. (a)	29,295	317,851
Eyepoint Pharmaceuticals, Inc. (a)(b)	12,115	105,401
Fulcrum Therapeutics, Inc. (a)	13,969	86,608
Harmony Biosciences Holdings, Inc. (a)	16,010	483,022
Harrow, Inc. (a)(b)	16,197	338,355
Innoviva, Inc. (a)	2,532	41,525
Liquidia Corp. (a)(b)	30,567	366,804
Longboard Pharmaceuticals, Inc. (a)	17,149	463,537
Lyra Therapeutics, Inc. (a)	15,791	4,369
MediWound Ltd. (a)	4,249	65,944
Mind Medicine (MindMed), Inc. (a)	38,169	275,198
Neumora Therapeutics, Inc.	44,597	438,389
Novartis AG rights (a)(c)	7,324	0
Ocular Therapeutix, Inc. (a)(b)	82,503	564,321
Omeros Corp. (a)(b)	10,133	41,140
Pacira Biosciences, Inc. (a)	1,799	51,469
Phathom Pharmaceuticals, Inc. (a)(b)	3,915	40,325
Phibro Animal Health Corp. Class A	2,607	43,719
Revance Therapeutics, Inc. (a)(b)	55,201	141,867
Scilex Holding Co. (a)(b)(h)	2,699	4,688
scPharmaceuticals, Inc. (a)(b)	15,087	65,628
SIGA Technologies, Inc. (b)	18,089	137,296
Supernus Pharmaceuticals, Inc. (a)	1,916	51,253
Tarsus Pharmaceuticals, Inc. (a)	19,507	530,200
Telomir Pharmaceuticals, Inc.	1,452	6,984
Terns Pharmaceuticals, Inc. (a)	1,639	11,162
Trevi Therapeutics, Inc. (a)	19,119	56,975
Verrica Pharmaceuticals, Inc. (a)(b)	10,045	73,228
WAVE Life Sciences (a)	35,162	175,458
Xeris Biopharma Holdings, Inc. (a)	74,321	167,222
Zevra Therapeutics, Inc. (a)	11,785	57,747
		13,817,939
TOTAL HEALTH CARE		165,171,885
INDUSTRIALS - 22.0%
Aerospace & Defense - 1.4%
AAR Corp. (a)	3,689	268,190
AeroVironment, Inc. (a)	13,877	2,527,834
Archer Aviation, Inc. Class A (a)	116,955	411,682
Byrna Technologies, Inc. (a)	9,178	91,596
Cadre Holdings, Inc.	13,811	463,497
Eve Holding, Inc. (a)(b)	9,476	38,378
Intuitive Machines, Inc. Class A (a)	777	2,564
Kratos Defense & Security Solutions, Inc. (a)	34,831	696,968
Leonardo DRS, Inc. (a)	39,036	995,808
Moog, Inc. Class A	15,060	2,519,538
Park Aerospace Corp.	4,260	58,277
Redwire Corp. Class A (a)(b)	3,224	23,116
Rocket Lab U.S.A., Inc. Class A (a)(b)	184,451	885,365
Terran Orbital Corp. Class A (a)(b)	5,411	4,437
Virgin Galactic Holdings, Inc. (a)(b)	791	6,668
VirTra, Inc. (a)	5,617	43,195
		9,037,113
Building Products - 1.7%
American Woodmark Corp. (a)	505	39,693
Apogee Enterprises, Inc.	3,700	232,490
AZZ, Inc.	12,875	994,594
CSW Industrials, Inc.	8,204	2,176,603
Gibraltar Industries, Inc. (a)	7,720	529,206
Griffon Corp.	20,492	1,308,619
Insteel Industries, Inc.	4,484	138,825
Janus International Group, Inc. (a)	75,213	949,940
Jeld-Wen Holding, Inc. (a)	15,756	212,233
Tecnoglass, Inc.	11,910	597,644
UFP Industries, Inc.	18,123	2,029,776
Zurn Elkay Water Solutions Cor	73,071	2,148,287
		11,357,910
Commercial Services & Supplies - 1.7%
ACV Auctions, Inc. Class A (a)	78,446	1,431,640
Aris Water Solution, Inc. Class A	908	14,228
Bridger Aerospace Group Holdings, Inc. (a)	1,325	4,956
Casella Waste Systems, Inc. Class A (a)	30,338	3,010,136
CECO Environmental Corp. (a)	15,515	447,608
Cimpress PLC (a)	6,510	570,341
CompX International, Inc. Class A	470	11,595
Driven Brands Holdings, Inc. (a)	31,764	404,356
HNI Corp.	11,902	535,828
Interface, Inc.	2,983	43,790
LanzaTech Global, Inc. Class A (a)(b)	59,303	109,711
Liquidity Services, Inc. (a)	11,381	227,392
Montrose Environmental Group, Inc. (a)	16,857	751,148
Perma-Fix Environmental Services, Inc. (a)	6,688	67,749
Pitney Bowes, Inc.	25,226	128,148
Quad/Graphics, Inc. Class A	9,917	54,048
Quest Resource Holding Corp. (a)	9,175	80,740
The Brink's Co.	23,820	2,439,168
Viad Corp. (a)	10,846	368,764
Virco Manufacturing Co.	378	5,269
VSE Corp.	1,160	102,405
		10,809,020
Construction & Engineering - 2.3%
Ameresco, Inc. Class A (a)(b)	5,705	164,361
Argan, Inc.	6,570	480,661
Bowman Consulting Group Ltd. (a)	7,074	224,882
Centuri Holdings, Inc.	7,245	141,133
Construction Partners, Inc. Class A (a)	22,767	1,256,966
Dycom Industries, Inc. (a)	15,059	2,541,357
Fluor Corp. (a)	83,011	3,615,129
Granite Construction, Inc.	19,232	1,191,807
IES Holdings, Inc. (a)	4,417	615,421
Limbach Holdings, Inc. (a)	5,417	308,390
MYR Group, Inc. (a)	8,812	1,195,877
Northwest Pipe Co. (a)	809	27,482
Orion Group Holdings, Inc. (a)	2,461	23,404
Primoris Services Corp.	26,127	1,303,476
Sterling Construction Co., Inc. (a)	16,034	1,897,464
		14,987,810
Electrical Equipment - 2.4%
374Water, Inc. (a)(b)	34,686	41,623
Allient, Inc.	442	11,169
American Superconductor Corp. (a)	18,097	423,289
Amprius Technologies, Inc. (a)(b)	7,444	9,454
Array Technologies, Inc. (a)	80,969	830,742
Atkore, Inc.	19,471	2,627,222
Blink Charging Co. (a)(b)	22,826	62,543
Bloom Energy Corp. Class A (a)(b)	96,384	1,179,740
ChargePoint Holdings, Inc. Class A (a)	114,130	172,336
Encore Wire Corp.	6,633	1,922,442
EnerSys	19,447	2,013,153
Enovix Corp. (a)(b)	78,797	1,218,202
Fluence Energy, Inc. (a)(b)	32,278	559,701
GrafTech International Ltd.	126,410	122,618
LSI Industries, Inc.	10,369	150,039
Nextracker, Inc. Class A (a)	45,994	2,156,199
NuScale Power Corp. Class A (a)(b)	41,145	480,985
Plug Power, Inc. (a)	27,079	63,094
Powell Industries, Inc.	4,956	710,690
Preformed Line Products Co.	84	10,461
SES AI Corp. Class A (a)(b)	5,796	7,245
Shoals Technologies Group, Inc. (a)	90,948	567,516
SolarMax Technology, Inc.	1,150	3,784
Solidion Technology, Inc. Class A (a)	3,696	2,033
Thermon Group Holdings, Inc. (a)	1,828	56,229
Ultralife Corp. (a)	653	6,935
Vicor Corp. (a)	6,563	217,629
		15,627,073
Ground Transportation - 0.5%
ArcBest Corp.	12,483	1,336,680
Covenant Transport Group, Inc. Class A	744	36,672
Heartland Express, Inc.	10,064	124,089
Marten Transport Ltd.	6,438	118,781
P.A.M. Transportation Services, Inc. (a)	374	6,496
RXO, Inc. (a)	61,806	1,616,227
Universal Logistics Holdings, Inc.	1,279	51,915
Werner Enterprises, Inc.	4,276	153,209
		3,444,069
Machinery - 4.9%
Alamo Group, Inc.	5,431	939,563
Albany International Corp. Class A	4,033	340,587
Atmus Filtration Technologies, Inc. (a)	44,422	1,278,465
Blue Bird Corp. (a)	17,041	917,658
Chart Industries, Inc. (a)(b)	22,383	3,230,762
Douglas Dynamics, Inc.	10,008	234,187
Energy Recovery, Inc. (a)	30,115	400,228
Enerpac Tool Group Corp. Class A	28,829	1,100,691
EnPro Industries, Inc.	1,180	171,773
ESCO Technologies, Inc.	6,724	706,289
Federal Signal Corp.	31,881	2,667,483
Franklin Electric Co., Inc.	24,014	2,313,028
Gorman-Rupp Co.	11,111	407,885
Graham Corp. (a)	5,441	153,219
Helios Technologies, Inc.	12,043	575,053
Hillenbrand, Inc.	12,469	499,009
Hillman Solutions Corp. Class A (a)	17,778	157,335
Hyster-Yale Materials Handling, Inc. Class A	3,690	257,304
John Bean Technologies Corp.	1,179	111,970
Kadant, Inc.	6,215	1,825,843
Lindsay Corp.	2,893	355,492
Mayville Engineering Co., Inc. (a)	551	9,180
Miller Industries, Inc.	357	19,642
Mueller Industries, Inc.	54,802	3,120,426
Mueller Water Products, Inc.	82,364	1,475,963
Omega Flex, Inc.	1,884	96,612
REV Group, Inc.	21,269	529,385
Shyft Group, Inc. (The)	1,097	13,010
SPX Technologies, Inc. (a)	23,868	3,392,598
Standex International Corp.	4,714	759,661
Taylor Devices, Inc. (a)	1,267	56,990
Tennant Co.	4,461	439,141
Trinity Industries, Inc.	39,771	1,189,948
Velo3D, Inc. (a)	1	3
Watts Water Technologies, Inc. Class A	14,520	2,662,532
		32,408,915
Marine Transportation - 0.0%
Costamare, Inc.	1,561	25,647
Himalaya Shipping Ltd.	14,792	135,495
		161,142
Passenger Airlines - 0.2%
Frontier Group Holdings, Inc. (a)(b)	22,354	110,205
Joby Aviation, Inc. (a)(b)	213,024	1,086,422
Sun Country Airlines Holdings, Inc. (a)	9,857	123,804
Wheels Up Experience, Inc. Class A (a)	47,543	89,856
		1,410,287
Professional Services - 3.7%
Barrett Business Services, Inc.	12,350	404,710
CBIZ, Inc. (a)	25,406	1,882,585
CRA International, Inc.	3,535	608,798
CSG Systems International, Inc.	15,699	646,328
DLH Holdings Corp. (a)	1,606	16,959
ExlService Holdings, Inc. (a)	83,349	2,613,825
Exponent, Inc.	26,801	2,549,311
First Advantage Corp. (b)	16,058	258,052
FiscalNote Holdings, Inc. Class A (a)(b)	31,947	46,643
Franklin Covey Co. (a)	6,045	229,710
Hirequest, Inc.	2,401	29,652
Huron Consulting Group, Inc. (a)	9,428	928,658
ICF International, Inc.	9,891	1,468,418
Innodata, Inc. (a)(b)	14,347	212,766
Insperity, Inc.	19,038	1,736,456
Kforce, Inc.	9,895	614,776
LegalZoom.com, Inc. (a)	73,074	613,091
Maximus, Inc.	32,336	2,771,195
NV5 Global, Inc. (a)	1,392	129,414
Spire Global, Inc. (a)	11,831	128,248
Sterling Check Corp. (a)	10,518	155,666
TriNet Group, Inc.	17,249	1,724,900
Upwork, Inc. (a)	66,029	709,812
Verra Mobility Corp. (a)	88,281	2,401,243
WNS Holdings Ltd.	24,580	1,290,450
		24,171,666
Trading Companies & Distributors - 3.2%
Alta Equipment Group, Inc.	14,235	114,449
Applied Industrial Technologies, Inc.	20,390	3,955,660
Beacon Roofing Supply, Inc. (a)	31,505	2,851,203
Boise Cascade Co.	10,015	1,193,988
Custom Truck One Source, Inc. Class A (a)(b)	17,968	78,161
Distribution Solutions Group I (a)	5,005	150,150
DXP Enterprises, Inc. (a)	580	26,587
EVI Industries, Inc.	2,187	41,378
FTAI Aviation Ltd.	52,816	5,452,196
Global Industrial Co.	7,223	226,513
GMS, Inc. (a)	19,096	1,539,329
H&E Equipment Services, Inc.	15,739	695,192
Herc Holdings, Inc.	14,920	1,988,687
Hudson Technologies, Inc. (a)	3,336	29,323
Karat Packaging, Inc.	3,630	107,375
McGrath RentCorp.	12,936	1,378,331
Transcat, Inc. (a)	4,580	548,134
Xometry, Inc. (a)(b)	22,303	257,823
		20,634,479
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)	6,018	55,667
TOTAL INDUSTRIALS		144,105,151
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.4%
Calix, Inc. (a)	23,004	815,032
Extreme Networks, Inc. (a)	35,649	479,479
Harmonic, Inc. (a)	58,566	689,322
Infinera Corp. (a)(b)	105,645	643,378
		2,627,211
Electronic Equipment, Instruments & Components - 3.9%
908 Devices, Inc. (a)	979	5,042
Advanced Energy Industries, Inc.	19,841	2,157,907
Arlo Technologies, Inc. (a)	50,463	658,038
Badger Meter, Inc.	15,584	2,904,078
Belden, Inc.	11,478	1,076,636
Climb Global Solutions, Inc.	2,231	140,129
CTS Corp.	12,554	635,609
Daktronics, Inc. (a)	2,815	39,269
ePlus, Inc. (a)	9,391	691,929
Evolv Technologies Holdings, Inc. (a)(b)	69,280	176,664
Fabrinet (a)	19,336	4,733,259
Insight Enterprises, Inc. (a)	14,789	2,933,546
Iteris, Inc. (a)	21,317	92,303
Itron, Inc. (a)	22,009	2,178,011
Lightwave Logic, Inc. (a)(b)	63,674	190,385
MicroVision, Inc. (a)(b)	58,953	62,490
Mirion Technologies, Inc. Class A (a)	13,772	147,911
Napco Security Technologies, Inc.	18,668	969,803
nLIGHT, Inc. (a)	1,366	14,930
Novanta, Inc. (a)	19,019	3,102,189
OSI Systems, Inc. (a)	8,085	1,111,849
Ouster, Inc. Class A (a)	3,969	39,015
Par Technology Corp. (a)(b)	16,837	792,854
Plexus Corp. (a)	4,309	444,603
		25,298,449
IT Services - 1.1%
Applied Digital Corp. (a)(b)	36,153	215,110
ASGN, Inc. (a)	5,339	470,740
Backblaze, Inc. Class A (a)	21,171	130,413
BigBear.ai Holdings, Inc. (a)(b)	40,321	60,885
BigCommerce Holdings, Inc. (a)(b)	37,389	301,355
Core Scientific, Inc.	74,233	690,367
Couchbase, Inc. (a)	20,636	376,813
Digitalocean Holdings, Inc. (a)	34,800	1,209,300
Fastly, Inc. Class A (a)	54,389	400,847
Grid Dynamics Holdings, Inc. (a)	22,978	241,499
Hackett Group, Inc.	12,137	263,616
Perficient, Inc. (a)	18,401	1,376,211
Squarespace, Inc. Class A (a)	32,196	1,404,711
Tucows, Inc. (a)(b)	4,228	81,685
		7,223,552
Semiconductors & Semiconductor Equipment - 4.0%
ACM Research, Inc. Class A, (a)	18,529	427,279
AEHR Test Systems (a)(b)	14,674	163,909
Ambarella, Inc. (a)	10,543	568,795
Axcelis Technologies, Inc. (a)	17,273	2,456,048
CEVA, Inc. (a)	10,492	202,391
Credo Technology Group Holding Ltd. (a)	67,489	2,155,599
Diodes, Inc. (a)	2,560	184,141
Everspin Technologies, Inc. (a)	8,656	51,849
FormFactor, Inc. (a)	41,047	2,484,575
GCT Semiconductor Holding, Inc.	4,024	20,965
Ichor Holdings Ltd. (a)	5,431	209,365
Impinj, Inc. (a)	11,986	1,879,045
indie Semiconductor, Inc. (a)(b)	26,972	166,417
Kulicke & Soffa Industries, Inc.	29,077	1,430,298
MaxLinear, Inc. Class A (a)	39,591	797,363
Navitas Semiconductor Corp. Class A (a)(b)	9,184	36,093
NVE Corp.	2,538	189,563
PDF Solutions, Inc. (a)	16,497	600,161
Photronics, Inc. (a)	11,141	274,848
Power Integrations, Inc.	30,000	2,105,700
QuickLogic Corp. (a)	7,319	76,044
Rambus, Inc. (a)	57,716	3,391,392
Semtech Corp. (a)	34,349	1,026,348
Silicon Laboratories, Inc. (a)	16,802	1,858,805
SiTime Corp. (a)	9,745	1,212,083
SkyWater Technology, Inc. (a)	14,441	110,474
Synaptics, Inc. (a)	1,526	134,593
Ultra Clean Holdings, Inc. (a)	23,463	1,149,687
Veeco Instruments, Inc. (a)	24,906	1,163,359
		26,527,189
Software - 10.9%
8x8, Inc. (a)	62,117	137,900
A10 Networks, Inc.	37,630	521,176
ACI Worldwide, Inc. (a)	55,926	2,214,110
Adeia, Inc.	48,740	545,157
Agilysys, Inc. (a)	11,728	1,221,354
Airship AI Holdings, Inc. Class A (a)	1,649	5,920
Alarm.com Holdings, Inc. (a)	25,592	1,626,116
Alkami Technology, Inc. (a)	23,365	665,435
Altair Engineering, Inc. Class A (a)	30,314	2,973,197
Amplitude, Inc. Class A, (a)	40,546	360,859
Appian Corp. Class A (a)	21,369	659,447
Arteris, Inc. (a)	14,652	110,037
Asana, Inc. (a)(b)	42,096	588,923
AudioEye, Inc. (a)	3,712	65,368
Aurora Innovation, Inc. Class A, (a)	240,753	666,886
AvePoint, Inc. (a)	67,352	701,808
Blackbaud, Inc. (a)	21,892	1,667,514
BlackLine, Inc. (a)	30,605	1,482,812
Blend Labs, Inc. (a)	122,444	288,968
Box, Inc. Class A (a)	74,688	1,974,751
Braze, Inc. (a)	27,768	1,078,509
C3.ai, Inc. (a)(b)	43,828	1,269,259
Cipher Mining, Inc. (a)	61,619	255,719
Cleanspark, Inc. (a)(b)	117,491	1,873,981
Clear Secure, Inc.	46,568	871,287
Clearwater Analytics Holdings, Inc. (a)	74,258	1,375,258
CommVault Systems, Inc. (a)	21,598	2,625,669
CS Disco, Inc. (a)	9,850	58,706
D-Wave Quantum, Inc. (a)	25,250	28,785
Daily Journal Corp. (a)	528	208,285
Dave, Inc. (a)	4,149	125,715
Digimarc Corp. (a)(b)	7,616	236,172
Domo, Inc. Class B (a)	17,963	138,674
eGain Communications Corp. (a)	10,827	68,318
Enfusion, Inc. Class A (a)	25,713	219,075
Envestnet, Inc. (a)	26,867	1,681,606
Everbridge, Inc. (a)	22,083	772,684
EverCommerce, Inc. (a)(b)	8,326	91,419
Freshworks, Inc. (a)	108,111	1,371,929
Ilearningengines Holdings, Inc. Class A (a)	15,544	141,140
Instructure Holdings, Inc. (a)(b)	6,491	151,954
Intapp, Inc. (a)	20,708	759,362
InterDigital, Inc.	13,414	1,563,536
Jamf Holding Corp. (a)	39,343	649,160
Kaltura, Inc. (a)	51,082	61,298
Liveramp Holdings, Inc. (a)	34,560	1,069,286
Marathon Digital Holdings, Inc. (a)(b)	118,725	2,356,691
Matterport, Inc. Class A (a)	138,880	620,794
MeridianLink, Inc. (a)	8,661	184,999
Mitek Systems, Inc. (a)	24,566	274,648
N-able, Inc. (a)	37,929	577,659
NCR Voyix Corp. (a)	69,983	864,290
Nextnav, Inc. Class A (a)(b)	39,798	322,762
Olo, Inc. Class A (a)	27,227	120,343
Onespan, Inc. (a)	18,293	234,516
Ooma, Inc. (a)	1,859	18,460
Pagerduty, Inc. (a)	47,339	1,085,483
Porch Group, Inc. (a)	40,946	61,828
PowerSchool Holdings, Inc. Class A (a)(b)	28,145	630,167
Prairie Operating Co. (a)	2,057	22,318
Progress Software Corp.	22,780	1,236,043
PROS Holdings, Inc. (a)	24,262	695,106
Q2 Holdings, Inc. (a)	31,202	1,882,417
Qualys, Inc. (a)	19,688	2,807,509
Rapid7, Inc. (a)	32,831	1,419,284
Red Violet, Inc. (a)	5,863	148,920
Rekor Systems, Inc. (a)	33,639	52,140
Repositrak, Inc.	6,258	95,685
Rimini Street, Inc. (a)	4,079	12,523
Riot Platforms, Inc. (a)(b)	19,152	175,049
Roadzen, Inc. (a)	573	1,272
Sapiens International Corp. NV	16,332	554,145
Semrush Holdings, Inc. (a)	19,256	257,838
SoundHound AI, Inc. (a)(b)	150,488	594,428
SoundThinking, Inc. (a)	4,757	57,940
Sprinklr, Inc. (a)	54,593	525,185
Sprout Social, Inc. (a)(b)	26,194	934,602
SPS Commerce, Inc. (a)	19,732	3,712,773
Tenable Holdings, Inc. (a)	62,534	2,725,232
TeraWulf, Inc. (a)	113,970	507,167
Varonis Systems, Inc. (a)	58,463	2,804,470
Vertex, Inc. Class A (a)	28,788	1,037,807
Viant Technology, Inc. (a)	8,275	81,674
Weave Communications, Inc. (a)	20,792	187,544
Workiva, Inc. (a)	26,782	1,954,818
Yext, Inc. (a)	55,677	297,872
Zeta Global Holdings Corp. (a)	87,218	1,539,398
Zuora, Inc. (a)	68,727	682,459
		71,580,782
Technology Hardware, Storage & Peripherals - 0.2%
CompoSecure, Inc. (b)	8,162	55,502
Corsair Gaming, Inc. (a)	5,042	55,664
CPI Card Group (a)	2,657	72,403
IonQ, Inc. (a)(b)	105,193	739,507
Turtle Beach Corp. (a)	5,375	77,078
		1,000,154
TOTAL INFORMATION TECHNOLOGY		134,257,337
MATERIALS - 3.9%
Chemicals - 2.0%
Arq, Inc. (a)	1,559	9,463
ASP Isotopes, Inc. (a)	21,032	64,358
Aspen Aerogels, Inc. (a)	6,795	162,061
Balchem Corp.	17,137	2,638,241
Cabot Corp.	28,739	2,640,827
H.B. Fuller Co.	8,179	629,456
Hawkins, Inc.	10,255	933,205
Ingevity Corp. (a)	19,305	843,822
Innospec, Inc.	11,272	1,393,106
Northern Technologies International Corp.	4,183	69,270
Orion SA	30,518	669,565
PureCycle Technologies, Inc. (a)(b)	12,301	72,822
Quaker Chemical Corp.	7,411	1,257,647
Sensient Technologies Corp.	21,172	1,570,751
Stepan Co.	1,174	98,569
		13,053,163
Construction Materials - 0.4%
Knife River Holding Co. (a)	30,115	2,112,266
Smith-Midland Corp. (a)	2,386	66,068
United States Lime & Minerals, Inc.	1,116	406,425
		2,584,759
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	76,569	260,335
Myers Industries, Inc.	19,465	260,442
Pactiv Evergreen, Inc.	2,509	28,402
		549,179
Metals & Mining - 1.4%
Alpha Metallurgical Resources	5,826	1,634,368
Carpenter Technology Corp.	25,230	2,764,703
Century Aluminum Co. (a)	27,978	468,632
Constellium NV (a)	68,630	1,293,676
Contango ORE, Inc. (a)	1,693	30,593
Critical Metals Corp.	3,887	43,806
Dakota Gold Corp. (a)	20,768	52,958
Ivanhoe Electric, Inc. (a)(b)	44,305	415,581
Kaiser Aluminum Corp.	7,948	698,629
Materion Corp.	10,280	1,111,576
Metals Acquisition Ltd.	7,876	107,822
Perpetua Resources Corp. (a)	20,407	106,116
Piedmont Lithium, Inc. (a)(b)	2,716	27,106
Ramaco Resources, Inc.:
Class A	10,026	124,824
Class B	7,475	81,179
		8,961,569
Paper & Forest Products - 0.0%
Sylvamo Corp.	4,045	277,487
TOTAL MATERIALS		25,426,157
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexanders, Inc.	1,138	255,891
Apartment Investment & Management Co. Class A (a)	36,151	299,692
Armada Hoffler Properties, Inc. Class A,	2,489	27,603
CareTrust (REIT), Inc.	5,946	149,245
CBL & Associates Properties, Inc.	8,294	193,914
Clipper Realty, Inc.	5,406	19,516
Community Healthcare Trust, Inc.	1,118	26,150
Gladstone Commercial Corp.	3,212	45,835
NETSTREIT Corp.	7,733	124,501
Outfront Media, Inc.	30,740	439,582
Phillips Edison & Co., Inc.	9,557	312,609
Postal Realty Trust, Inc. Class A	4,299	57,306
Ryman Hospitality Properties, Inc.	31,091	3,104,747
Saul Centers, Inc.	5,022	184,659
Strawberry Fields (REIT), Inc.	3,081	35,154
Tanger, Inc.	22,126	599,836
UMH Properties, Inc.	5,016	80,206
Universal Health Realty Income Trust (SBI)	5,669	221,885
		6,178,331
Real Estate Management & Development - 0.5%
Compass, Inc. (a)	193,274	695,786
Digitalbridge Group, Inc.	22,347	306,154
eXp World Holdings, Inc. (b)	42,935	484,521
Forestar Group, Inc. (a)	1,190	38,068
Maui Land & Pineapple, Inc. (a)	3,767	83,062
Offerpad Solutions, Inc. Class A (a)	762	3,368
Opendoor Technologies, Inc. Class A (a)	16,392	30,161
Redfin Corp. (a)(b)	62,143	373,479
The Real Brokerage, Inc. (a)	50,474	204,924
The St. Joe Co.	19,120	1,045,864
		3,265,387
TOTAL REAL ESTATE		9,443,718
UTILITIES - 0.5%
Electric Utilities - 0.3%
Genie Energy Ltd. Class B	3,055	44,664
MGE Energy, Inc.	8,269	617,860
Otter Tail Corp.	9,801	858,470
		1,520,994
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables, Inc. (a)	35,013	199,574
Water Utilities - 0.2%
American States Water Co.	11,094	805,092
Cadiz, Inc. (a)(b)	22,358	69,086
California Water Service Group	8,125	393,981
Consolidated Water Co., Inc.	1,941	51,514
Global Water Resources, Inc.	6,141	74,306
Middlesex Water Co.	1,185	61,928
York Water Co.	973	36,089
		1,491,996
TOTAL UTILITIES		3,212,564
TOTAL COMMON STOCKS (Cost $590,553,521)		661,354,939

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $209,402)	211,000	209,407

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	3,707,767	3,708,509
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	43,013,390	43,017,692
TOTAL MONEY MARKET FUNDS (Cost $46,726,201)		46,726,201

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $637,489,124)	708,290,547
NET OTHER ASSETS (LIABILITIES) - (8.2)%	(53,563,336)
NET ASSETS - 100.0%	654,727,211

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	76	Sep 2024	7,847,000	52,657	52,657

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,407.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $4,688 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,545,165	223,836,160	222,672,654	155,606	(162)	-	3,708,509	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	45,444,609	193,052,195	195,479,112	926,853	-	-	43,017,692	0.2%
Total	47,989,774	416,888,355	418,151,766	1,082,459	(162)	-	46,726,201

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,694,497	13,694,497	-	-
Consumer Discretionary	65,749,721	65,749,721	-	-
Consumer Staples	21,470,603	21,470,603	-	-
Energy	27,363,245	27,363,245	-	-
Financials	51,460,061	51,460,061	-	-
Health Care	165,171,885	165,164,008	5,020	2,857
Industrials	144,105,151	144,105,151	-	-
Information Technology	134,257,337	134,257,337	-	-
Materials	25,426,157	25,426,157	-	-
Real Estate	9,443,718	9,443,718	-	-
Utilities	3,212,564	3,212,564	-	-

U.S. Government and Government Agency Obligations	209,407	-	209,407	-

Money Market Funds	46,726,201	46,726,201	-	-
Total Investments in Securities:	708,290,547	708,073,263	214,427	2,857
Derivative Instruments: Assets
Futures Contracts	52,657	52,657	-	-
Total Assets	52,657	52,657	-	-
Total Derivative Instruments:	52,657	52,657	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	52,657	0
Total Equity Risk	52,657	0
Total Value of Derivatives	52,657	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $41,007,732) - See accompanying schedule:
Unaffiliated issuers (cost $590,762,923)	$661,564,346
Fidelity Central Funds (cost $46,726,201)	46,726,201

Total Investment in Securities (cost $637,489,124)		$708,290,547
Segregated cash with brokers for derivative instruments		58,229
Cash		605,283
Foreign currency held at value (cost $378)		370
Receivable for investments sold		173,928,284
Receivable for fund shares sold		2,051,415
Dividends receivable		199,588
Distributions receivable from Fidelity Central Funds		70,652
Receivable for daily variation margin on futures contracts		10,709
Other receivables		611
Total assets		885,215,688
Liabilities
Payable for investments purchased	$158,838,295
Payable for fund shares redeemed	28,604,299
Accrued management fee	28,191
Collateral on securities loaned	43,017,692
Total liabilities		230,488,477
Net Assets		$654,727,211
Net Assets consist of:
Paid in capital		$646,184,013
Total accumulated earnings (loss)		8,543,198
Net Assets		$654,727,211
Net Asset Value, offering price and redemption price per share ($654,727,211 ÷ 25,726,416 shares)		$25.45
Statement of Operations
		Year ended June 30, 2024
Investment Income
Dividends		$3,594,323
Interest		10,563
Income from Fidelity Central Funds (including $926,853 from security lending)		1,082,459
Total income		4,687,345
Expenses
Management fee	$279,883
Independent trustees' fees and expenses	1,713
Interest	7,320
Miscellaneous	15,711
Total expenses before reductions	304,627
Expense reductions	(2,934)
Total expenses after reductions		301,693
Net Investment income (loss)		4,385,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,853,885
Redemptions in-kind	13,238,375
Fidelity Central Funds	(162)
Futures contracts	232,188
Total net realized gain (loss)		15,324,286
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,634,166
Assets and liabilities in foreign currencies	(12)
Futures contracts	(21,092)
Total change in net unrealized appreciation (depreciation)		31,613,062
Net gain (loss)		46,937,348
Net increase (decrease) in net assets resulting from operations		$51,323,000
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,385,652	$4,073,423
Net realized gain (loss)	15,324,286	(5,334,202)
Change in net unrealized appreciation (depreciation)	31,613,062	64,432,528
Net increase (decrease) in net assets resulting from operations	51,323,000	63,171,749
Distributions to shareholders	(4,416,179)	(2,541,670)

Share transactions
Proceeds from sales of shares	352,653,267	298,966,095
Reinvestment of distributions	3,894,236	2,183,459
Cost of shares redeemed	(269,202,210)	(116,057,501)

Net increase (decrease) in net assets resulting from share transactions	87,345,293	185,092,053
Total increase (decrease) in net assets	134,252,114	245,722,132

Net Assets
Beginning of period	520,475,097	274,752,965
End of period	$654,727,211	$520,475,097

Other Information
Shares
Sold	14,713,757	13,579,621
Issued in reinvestment of distributions	165,518	102,849
Redeemed	(11,308,549)	(5,314,092)
Net increase (decrease)	3,570,726	8,368,378

Financial Highlights
Fidelity® Small Cap Growth Index Fund

Years ended June 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$23.49	$19.93	$30.90	$20.66	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.23	.17	.14	.15
Net realized and unrealized gain (loss)	1.97	3.50	(10.17)	10.38	.57
Total from investment operations	2.16	3.73	(10.00)	10.52	.72
Distributions from net investment income	(.20)	(.17)	(.16)	(.11)	(.05)
Distributions from net realized gain	-	-	(.81)	(.18)	(.01)
Total distributions	(.20)	(.17)	(.97)	(.28) D	(.06)
Net asset value, end of period	$25.45	$23.49	$19.93	$30.90	$20.66
Total Return E,F	9.26%	18.78%	(33.33)%	51.31%	3.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% I
Net investment income (loss)	.78%	1.05%	.64%	.49%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$654,727	$520,475	$274,753	$336,925	$54,213
Portfolio turnover rate J	48 % K	42%	51%	62%	69% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Value Index Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	1,425	56,416
AST SpaceMobile, Inc. Class A, (a)	111,557	1,295,177
ATN International, Inc.	9,865	224,922
Bandwidth, Inc. Class A, (a)	2,598	43,854
Consolidated Communications Holdings, Inc. (a)	69,622	306,337
Globalstar, Inc. (a)(b)	107,215	120,081
IDT Corp. Class B	4,261	153,055
Liberty Latin America Ltd.:
Class A (a)	22,802	219,127
Class C (a)	134,223	1,291,225
Lumen Technologies, Inc. (a)(b)	949,120	1,044,032
Shenandoah Telecommunications Co.	45,821	748,257
		5,502,483
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A	262,573	1,307,614
Cinemark Holdings, Inc. (a)(b)	21,222	458,820
Eventbrite, Inc. (a)	8,875	42,955
Lions Gate Entertainment Corp.:
Class A (a)(b)	50,558	476,256
Class B (a)	121,035	1,037,270
LiveOne, Inc. (a)	10,187	15,994
Madison Square Garden Entertainment Corp. Class A (a)	33,547	1,148,314
Marcus Corp.	21,789	247,741
Playstudios, Inc. Class A (a)	82,639	171,063
Reservoir Media, Inc. (a)	16,915	133,629
Sphere Entertainment Co. (a)(b)	25,046	878,113
		5,917,769
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	81,718	858,856
Cars.com, Inc. (a)	62,473	1,230,718
fuboTV, Inc. (a)(b)	256,395	317,930
Nextdoor Holdings, Inc. Class A (a)	165,351	459,676
Outbrain, Inc. (a)	35,814	178,354
Shutterstock, Inc.	5,106	197,602
TrueCar, Inc. (a)	82,152	257,136
Vimeo, Inc. (a)	140,478	523,983
Ziff Davis, Inc. (a)	42,826	2,357,571
		6,381,826
Media - 1.1%
Advantage Solutions, Inc. Class A (a)	101,813	327,838
AMC Networks, Inc. Class A (a)(b)	30,051	290,293
Boston Omaha Corp. (a)	21,589	290,588
Cable One, Inc.	5,313	1,880,802
Clear Channel Outdoor Holdings, Inc. (a)	286,038	403,314
E.W. Scripps Co. Class A (a)	56,513	177,451
EchoStar Corp. Class A (a)	114,844	2,045,372
Emerald Holding, Inc. (a)(b)	15,539	88,417
Entravision Communication Corp. Class A	49,972	101,443
Gannett Co., Inc. (a)(b)	134,413	619,644
Gray Television, Inc.	80,268	417,394
iHeartMedia, Inc. (a)	95,921	104,554
Innovid Corp. (a)	90,569	167,553
Integral Ad Science Holding Corp. (a)	60,507	588,128
John Wiley & Sons, Inc. Class A	16,260	661,782
Magnite, Inc. (a)	13,335	177,222
National CineMedia, Inc. (a)	67,357	295,697
Scholastic Corp.	22,268	789,846
Stagwell, Inc. (a)	71,038	484,479
TEGNA, Inc.	166,052	2,314,765
WideOpenWest, Inc. (a)	46,027	249,006
		12,475,588
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	34,099	328,032
Spok Holdings, Inc.	18,067	267,572
Telephone & Data Systems, Inc.	93,408	1,936,348
		2,531,952
TOTAL COMMUNICATION SERVICES		32,809,618
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 1.1%
Adient PLC (a)	85,423	2,110,802
American Axle & Manufacturing Holdings, Inc. (a)	108,154	755,996
Cooper-Standard Holding, Inc. (a)	15,958	198,518
Dana, Inc.	122,636	1,486,348
Fox Factory Holding Corp. (a)	39,800	1,917,962
Holley, Inc. (a)	23,595	84,470
Luminar Technologies, Inc. Class A (a)	40,578	60,461
Phinia, Inc.	42,970	1,691,299
Solid Power, Inc. (a)(b)	147,896	244,028
Standard Motor Products, Inc.	20,058	556,208
Stoneridge, Inc. (a)	25,317	404,059
The Goodyear Tire & Rubber Co. (a)	268,404	3,046,385
		12,556,536
Automobiles - 0.1%
Canoo, Inc. (a)	56,086	119,463
Winnebago Industries, Inc.	27,162	1,472,180
		1,591,643
Broadline Retail - 0.0%
1stDibs.com, Inc. (a)	19,029	85,440
Groupon, Inc. (a)	11,018	168,575
		254,015
Distributors - 0.0%
Weyco Group, Inc.	5,907	179,100
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	30,214	2,060,897
American Public Education, Inc. (a)	13,783	242,305
Carriage Services, Inc.	3,074	82,506
Chegg, Inc. (a)	92,081	290,976
European Wax Center, Inc. (a)(b)	2,056	20,416
Graham Holdings Co.	3,109	2,174,901
Laureate Education, Inc.	24,732	369,496
Lincoln Educational Services Corp. (a)	25,011	296,630
Mister Car Wash, Inc. (a)	11,773	83,824
Perdoceo Education Corp.	62,149	1,331,232
Strategic Education, Inc.	21,120	2,337,139
		9,290,322
Hotels, Restaurants & Leisure - 1.0%
Bally's Corp. (a)(b)	22,429	268,475
Biglari Holdings, Inc. Class B (a)	672	129,951
BJ's Restaurants, Inc. (a)	8,272	287,038
Bloomin' Brands, Inc.	34,938	671,858
Brinker International, Inc. (a)	4,123	298,464
Chuy's Holdings, Inc. (a)	16,118	417,779
Cracker Barrel Old Country Store, Inc.	16,320	688,051
Denny's Corp. (a)	11,849	84,128
Despegar.com Corp. (a)	50,745	671,356
Dine Brands Global, Inc.	12,423	449,713
El Pollo Loco Holdings, Inc. (a)	25,427	287,579
Empire Resorts, Inc. (c)	41	0
Everi Holdings, Inc. (a)	33,930	285,012
Full House Resorts, Inc. (a)	31,067	155,335
Global Business Travel Group, Inc. (a)	17,710	116,886
Golden Entertainment, Inc.	19,071	593,299
International Game Technology PLC	93,257	1,908,038
Life Time Group Holdings, Inc. (a)(b)	55,716	1,049,132
Lindblad Expeditions Holdings (a)	10,162	98,063
Mondee Holdings, Inc. Class A (a)(b)	7,357	17,657
Nathan's Famous, Inc.	68	4,609
Papa John's International, Inc. (b)	8,403	394,773
Portillo's, Inc. Class A (a)	10,271	99,834
RCI Hospitality Holdings, Inc.	3,902	169,971
Red Rock Resorts, Inc.	25,173	1,382,753
Sabre Corp. (a)	280,466	748,844
Six Flags Entertainment Corp.	17,766	588,765
United Parks & Resorts, Inc. (a)	2,037	110,629
Vacasa, Inc. Class A (a)	8,939	43,533
		12,021,525
Household Durables - 3.0%
Beazer Homes U.S.A., Inc. (a)	27,863	765,675
Century Communities, Inc.	23,487	1,917,948
Cricut, Inc.	7,339	43,961
Ethan Allen Interiors, Inc.	21,746	606,496
Flexsteel Industries, Inc.	4,391	136,384
GoPro, Inc. Class A (a)	116,334	165,194
Green Brick Partners, Inc. (a)	21,648	1,239,132
Hamilton Beach Brands Holding Co. Class A	8,146	140,030
Helen of Troy Ltd. (a)	22,386	2,076,078
Hooker Furnishings Corp.	9,729	140,876
Hovnanian Enterprises, Inc. Class A (a)	4,430	628,706
iRobot Corp. (a)	26,526	241,652
KB Home	54,971	3,857,865
La-Z-Boy, Inc.	40,521	1,510,623
Landsea Homes Corp. Class A (a)	14,854	136,508
Legacy Housing Corp. (a)	10,468	240,136
LGI Homes, Inc. (a)	18,309	1,638,472
Lifetime Brands, Inc.	11,973	102,848
Lovesac (a)	6,327	142,864
M/I Homes, Inc. (a)	25,581	3,124,463
Meritage Homes Corp.	33,987	5,500,796
Purple Innovation, Inc. Class A (a)	54,999	57,199
Skyline Champion Corp. (a)	26,809	1,816,310
Sonos, Inc. (a)	11,809	174,301
Taylor Morrison Home Corp. (a)	98,202	5,444,319
Traeger, Inc. (a)	31,311	75,146
TRI Pointe Homes, Inc. (a)	62,494	2,327,902
United Homes Group, Inc. (a)	839	4,774
Worthington Enterprises, Inc.	3,311	156,710
		34,413,368
Leisure Products - 0.7%
AMMO, Inc. (a)	83,361	140,046
Clarus Corp.	28,708	193,205
Escalade, Inc.	9,534	131,474
Funko, Inc. (a)	29,149	284,494
JAKKS Pacific, Inc. (a)	7,702	137,943
Johnson Outdoors, Inc. Class A	4,267	149,260
Latham Group, Inc. (a)	39,067	118,373
Malibu Boats, Inc. Class A (a)	19,164	671,507
Marine Products Corp.	4,842	48,904
MasterCraft Boat Holdings, Inc. (a)	15,822	298,719
Peloton Interactive, Inc. Class A (a)	22,432	75,820
Smith & Wesson Brands, Inc.	39,357	564,379
Solo Brands, Inc. Class A (a)(b)	14,570	33,220
Sturm, Ruger & Co., Inc.	11,308	470,978
Topgolf Callaway Brands Corp. (a)	133,882	2,048,395
Vista Outdoor, Inc. (a)	55,069	2,073,348
		7,440,065
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	18,431	175,463
a.k.a. Brands Holding Corp. (a)	679	10,355
Academy Sports & Outdoors, Inc.	50,510	2,689,658
America's Car Mart, Inc. (a)	5,644	339,825
American Eagle Outfitters, Inc.	35,915	716,863
Arhaus, Inc. Class A,	7,482	126,745
Arko Corp.	67,495	423,194
Asbury Automotive Group, Inc. (a)	19,142	4,361,888
BARK, Inc. (a)(b)	127,044	229,950
Beyond, Inc. (a)(b)	43,276	566,050
Caleres, Inc.	22,706	762,922
Citi Trends, Inc. (a)	7,488	159,195
Designer Brands, Inc. Class A (b)	39,983	273,084
Destination XL Group, Inc. (a)	50,196	182,713
EVgo, Inc. Class A (a)(b)	83,386	204,296
Foot Locker, Inc.	78,797	1,963,621
Genesco, Inc. (a)	7,381	190,873
Group 1 Automotive, Inc.	12,512	3,719,567
GrowGeneration Corp. (a)	51,063	109,785
Haverty Furniture Companies, Inc.	13,671	345,740
Hibbett, Inc.	2,393	208,694
J. Jill, Inc.	551	19,268
Lands' End, Inc. (a)	13,442	182,677
Leslie's, Inc. (a)(b)	66,271	277,675
MarineMax, Inc. (a)	20,383	659,798
Monro, Inc.	28,063	669,583
National Vision Holdings, Inc. (a)	68,513	896,835
OneWater Marine, Inc. Class A (a)(b)	11,157	307,598
Petco Health & Wellness Co., Inc. Class A (a)	77,914	294,515
RumbleON, Inc. Class B (a)	14,965	61,357
Sally Beauty Holdings, Inc. (a)	98,372	1,055,532
Shoe Carnival, Inc.	17,082	630,155
Signet Jewelers Ltd.	40,392	3,618,315
Sleep Number Corp. (a)	20,250	193,793
Sonic Automotive, Inc. Class A (sub. vtg.)	9,790	533,261
Stitch Fix, Inc. (a)	85,063	353,011
The Aaron's Co., Inc.	28,807	287,494
The ODP Corp. (a)	33,529	1,316,684
The RealReal, Inc. (a)	28,012	89,358
thredUP, Inc. (a)	63,178	107,403
Tile Shop Holdings, Inc. (a)	18,024	124,906
Tilly's, Inc. (a)	12,205	73,596
Urban Outfitters, Inc. (a)	43,591	1,789,411
Victoria's Secret & Co. (a)	56,631	1,000,670
Winmark Corp.	2,712	956,333
Zumiez, Inc. (a)	15,383	299,661
		33,559,370
Textiles, Apparel & Luxury Goods - 0.3%
Figs, Inc. Class A (a)	115,692	616,638
G-III Apparel Group Ltd. (a)	38,168	1,033,208
Movado Group, Inc.	14,319	355,970
Oxford Industries, Inc. (b)	4,316	432,247
Rocky Brands, Inc.	4,449	164,435
Superior Group of Companies, Inc.	10,569	199,860
Vera Bradley, Inc. (a)	24,228	151,667
		2,954,025
TOTAL CONSUMER DISCRETIONARY		114,259,969
CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Duckhorn Portfolio, Inc. (a)	49,611	352,238
Primo Water Corp.	131,918	2,883,727
		3,235,965
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc.	27,190	1,348,624
HF Foods Group, Inc. (a)	37,044	111,132
Ingles Markets, Inc. Class A	13,451	922,873
Natural Grocers by Vitamin Cottage, Inc.	6,811	144,393
PriceSmart, Inc.	8,804	714,885
SpartanNash Co.	31,901	598,463
United Natural Foods, Inc. (a)	55,233	723,552
Village Super Market, Inc. Class A	8,175	215,902
Weis Markets, Inc.	15,472	971,177
		5,751,001
Food Products - 0.7%
Alico, Inc.	6,613	171,343
B&G Foods, Inc.	73,108	590,713
BRC, Inc. Class A (a)(b)	4,784	29,326
Cal-Maine Foods, Inc.	36,589	2,235,954
Calavo Growers, Inc.	13,268	301,184
Dole PLC	70,971	868,685
Fresh Del Monte Produce, Inc.	31,525	688,821
Limoneira Co.	16,173	336,560
Mission Produce, Inc. (a)	35,960	355,285
Seneca Foods Corp. Class A (a)	4,515	259,161
The Hain Celestial Group, Inc. (a)	84,047	580,765
TreeHouse Foods, Inc. (a)	46,086	1,688,591
Utz Brands, Inc. Class A	19,980	332,467
Whole Earth Brands, Inc. (a)	30,036	145,975
		8,584,830
Household Products - 0.2%
Central Garden & Pet Co. (a)	13,635	524,948
Central Garden & Pet Co. Class A (non-vtg.)	33,850	1,118,066
Oil-Dri Corp. of America	3,704	237,389
		1,880,403
Personal Care Products - 0.3%
Edgewell Personal Care Co.	46,346	1,862,646
Herbalife Ltd. (a)	30,906	321,113
MediFast, Inc.	10,064	219,596
Nature's Sunshine Products, Inc. (a)	9,461	142,577
Nu Skin Enterprises, Inc. Class A	45,931	484,113
Olaplex Holdings, Inc. (a)	129,294	199,113
The Honest Co., Inc. (a)	45,010	131,429
USANA Health Sciences, Inc. (a)	10,539	476,784
Veru, Inc. (a)	31,753	26,714
Waldencast PLC (a)	22,769	81,741
		3,945,826
Tobacco - 0.2%
Turning Point Brands, Inc.	2,394	76,823
Universal Corp.	22,820	1,099,696
Vector Group Ltd.	117,479	1,241,753
		2,418,272
TOTAL CONSUMER STAPLES		25,816,297
ENERGY - 9.1%
Energy Equipment & Services - 2.9%
Borr Drilling Ltd.	223,928	1,444,336
Bristow Group, Inc. (a)	23,014	771,659
Diamond Offshore Drilling, Inc. (a)	96,710	1,498,038
DMC Global, Inc. (a)	13,484	194,439
Dril-Quip, Inc. (a)	32,114	597,320
Drilling Tools International Corp. (a)	5,126	28,808
Expro Group Holdings NV (a)	89,771	2,057,551
Forum Energy Technologies, Inc. (a)	10,586	178,480
Geospace Technologies Corp. (a)	11,816	106,108
Helix Energy Solutions Group, Inc. (a)	110,148	1,315,167
Helmerich & Payne, Inc.	91,353	3,301,497
Kodiak Gas Services, Inc.	13,889	378,614
Liberty Energy, Inc. Class A	144,161	3,011,523
Mammoth Energy Services, Inc. (a)	21,095	69,192
Nabors Industries Ltd. (a)(b)	5,825	414,507
Natural Gas Services Group, Inc. (a)	8,156	164,099
Newpark Resources, Inc. (a)	78,442	651,853
Noble Corp. PLC	23,264	1,038,738
Oil States International, Inc. (a)	55,408	246,012
Patterson-UTI Energy, Inc.	376,967	3,905,378
ProFrac Holding Corp. Class A (a)(b)	20,922	155,032
ProPetro Holding Corp. (a)	84,894	736,031
Ranger Energy Services, Inc. Class A	15,218	160,093
RPC, Inc.	80,258	501,613
SEACOR Marine Holdings, Inc. (a)	22,683	305,994
Seadrill Ltd. (a)	49,542	2,551,413
Select Water Solutions, Inc. Class A	86,818	928,953
Solaris Oilfield Infrastructure, Inc. Class A	24,455	209,824
Transocean Ltd. (United States) (a)	686,741	3,674,064
U.S. Silica Holdings, Inc. (a)	71,479	1,104,351
Valaris Ltd. (a)	21,411	1,595,120
		33,295,807
Oil, Gas & Consumable Fuels - 6.2%
Aemetis, Inc. (a)	34,260	103,123
Amplify Energy Corp. (a)	36,407	246,839
Ardmore Shipping Corp.	39,558	891,242
Berry Corp.	50,688	327,444
California Resources Corp.	65,126	3,466,006
Centrus Energy Corp. Class A (a)	3,760	160,740
Chord Energy Corp.:
warrants 9/1/24 (a)	810	25,985
warrants 9/1/25 (a)	405	9,538
Clean Energy Fuels Corp. (a)	160,281	427,950
CNX Resources Corp. (a)	141,281	3,433,128
Comstock Resources, Inc. (b)	87,040	903,475
CONSOL Energy, Inc. (a)(b)	27,671	2,823,272
Crescent Energy, Inc. Class A	60,930	722,021
CVR Energy, Inc.	3,507	93,882
Delek U.S. Holdings, Inc.	43,409	1,074,807
DHT Holdings, Inc.	127,942	1,480,289
Diversified Energy Co. PLC	42,169	568,860
Dorian LPG Ltd.	16,423	689,109
enCore Energy Corp. (a)	44,881	176,831
Energy Fuels, Inc. (a)(b)	153,465	929,998
Equitrans Midstream Corp.	310,569	4,031,186
Evolution Petroleum Corp.	20,861	109,937
Excelerate Energy, Inc.	16,420	302,785
FLEX LNG Ltd.	11,472	310,203
FutureFuel Corp.	24,154	123,910
Golar LNG Ltd.	93,451	2,929,689
Granite Ridge Resources, Inc.	49,381	312,582
Green Plains, Inc. (a)	59,821	948,761
Gulfport Energy Corp. (a)	5,927	894,977
Hallador Energy Co. (a)	23,365	181,546
HighPeak Energy, Inc. (b)	13,845	194,661
International Seaways, Inc.	38,284	2,263,733
Kinetik Holdings, Inc.	33,178	1,374,896
Magnolia Oil & Gas Corp. Class A (b)	12,673	321,134
Murphy Oil Corp.	136,769	5,640,354
NACCO Industries, Inc. Class A	3,828	105,921
Nordic American Tanker Shipping Ltd.	193,388	769,684
Northern Oil & Gas, Inc.	88,080	3,273,934
Overseas Shipholding Group, Inc. Class A	46,355	393,090
Par Pacific Holdings, Inc. (a)	53,915	1,361,354
PBF Energy, Inc. Class A	98,114	4,515,206
Peabody Energy Corp.	120,779	2,671,631
PrimeEnergy Corp. (a)	649	69,021
Rex American Resources Corp. (a)	11,462	522,553
Riley Exploration Permian, Inc.	9,136	258,640
Ring Energy, Inc. (a)(b)	136,187	230,156
SandRidge Energy, Inc.	30,062	388,702
Scorpio Tankers, Inc.	44,339	3,604,317
SFL Corp. Ltd.	84,707	1,175,733
SilverBow Resources, Inc. (a)	18,361	694,597
Sitio Royalties Corp.	78,820	1,860,940
SM Energy Co.	89,921	3,887,285
Talos Energy, Inc. (a)	138,772	1,686,080
Teekay Corp. (a)	54,020	484,559
Teekay Tankers Ltd.	22,735	1,564,395
Ur-Energy, Inc. (a)	24,542	34,359
VAALCO Energy, Inc.	89,654	562,131
Vital Energy, Inc. (a)	26,827	1,202,386
Vitesse Energy, Inc.	23,985	568,445
World Kinect Corp.	49,757	1,283,731
		71,663,743
TOTAL ENERGY		104,959,550
FINANCIALS - 26.7%
Banks - 17.5%
1st Source Corp.	17,318	928,591
ACNB Corp.	7,756	281,310
Amalgamated Financial Corp.	17,305	474,157
Amerant Bancorp, Inc. Class A	28,049	636,712
Ameris Bancorp	62,469	3,145,314
Ames National Corp.	8,258	169,206
Arrow Financial Corp.	15,553	405,156
Associated Banc-Corp.	141,680	2,996,532
Atlantic Union Bankshares Corp.	84,797	2,785,581
Axos Financial, Inc. (a)	46,202	2,640,444
Banc of California, Inc. (b)	131,658	1,682,589
BancFirst Corp.	16,529	1,449,593
Bancorp, Inc., Delaware (a)	2,428	91,681
Bank First National Corp.	9,240	763,132
Bank of Hawaii Corp.	37,146	2,125,123
Bank of Marin Bancorp	14,809	239,758
Bank7 Corp.	3,700	115,810
BankUnited, Inc.	70,447	2,061,984
Bankwell Financial Group, Inc.	5,926	150,343
Banner Corp.	32,426	1,609,627
Bar Harbor Bankshares	13,919	374,143
BayCom Corp.	9,661	196,601
BCB Bancorp, Inc.	13,746	146,120
Berkshire Hills Bancorp, Inc.	40,857	931,540
Blue Foundry Bancorp (a)	18,038	163,605
Bridgewater Bancshares, Inc. (a)	18,530	215,133
Brookline Bancorp, Inc., Delaware	83,108	693,952
Burke & Herbert Financial Services Corp.	12,244	624,199
Business First Bancshares, Inc.	23,107	502,808
Byline Bancorp, Inc.	29,337	696,460
Cadence Bank	172,710	4,884,239
California Bancorp, Inc. (a)	6,954	149,511
Cambridge Bancorp	7,194	496,386
Camden National Corp.	13,662	450,846
Capital Bancorp, Inc.	8,443	173,082
Capital City Bank Group, Inc.	12,812	364,373
Capitol Federal Financial, Inc.	115,187	632,377
Carter Bankshares, Inc. (a)	20,700	312,984
Cathay General Bancorp	65,876	2,484,843
Central Pacific Financial Corp.	25,591	542,529
Chemung Financial Corp.	2,908	139,584
ChoiceOne Financial Services, Inc.	6,714	192,356
Citizens & Northern Corp.	14,055	251,444
Citizens Financial Services, Inc.	3,901	175,311
City Holding Co.	12,734	1,352,988
Civista Bancshares, Inc.	13,723	212,569
CNB Financial Corp., Pennsylvania	19,416	396,281
Coastal Financial Corp. of Washington (a)	807	37,235
Colony Bankcorp, Inc.	15,700	192,325
Columbia Financial, Inc. (a)	23,103	345,852
Community Bank System, Inc.	49,551	2,339,303
Community Trust Bancorp, Inc.	14,455	631,105
Community West Bank	15,925	294,613
ConnectOne Bancorp, Inc.	34,233	646,661
CrossFirst Bankshares, Inc. (a)	42,905	601,528
Customers Bancorp, Inc. (a)	28,017	1,344,256
CVB Financial Corp.	125,508	2,163,758
Dime Community Bancshares, Inc.	33,687	687,215
Eagle Bancorp, Inc.	27,838	526,138
Eastern Bankshares, Inc.	147,441	2,061,225
Enterprise Bancorp, Inc.	9,077	225,836
Enterprise Financial Services Corp.	34,859	1,426,082
Equity Bancshares, Inc.	13,808	486,042
Esquire Financial Holdings, Inc.	1,004	47,790
ESSA Bancorp, Inc.	7,338	129,075
Farmers & Merchants Bancorp, Inc.	12,070	280,265
Farmers National Banc Corp.	34,375	429,344
FB Financial Corp.	33,722	1,316,170
Fidelity D & D Bancorp, Inc.	4,553	199,421
Financial Institutions, Inc.	14,417	278,536
First Bancorp, North Carolina	37,892	1,209,513
First Bancorp, Puerto Rico	144,439	2,641,789
First Bancshares, Inc.	29,020	753,940
First Bank Hamilton New Jersey	19,689	250,838
First Busey Corp.	50,334	1,218,586
First Business Finance Services, Inc.	7,079	261,852
First Commonwealth Financial Corp.	95,752	1,322,335
First Community Bankshares, Inc.	16,227	597,803
First Financial Bancorp, Ohio	89,253	1,983,202
First Financial Corp., Indiana	10,742	396,165
First Financial Northwest, Inc.	6,569	138,803
First Foundation, Inc.	35,365	231,641
First Internet Bancorp	4,679	126,427
First Interstate Bancsystem, Inc.	74,566	2,070,698
First Merchants Corp.	55,331	1,841,969
First Mid-Illinois Bancshares, Inc.	21,696	713,364
First of Long Island Corp.	19,597	196,362
First Western Financial, Inc. (a)	5,323	90,491
Five Star Bancorp	15,466	365,771
Flushing Financial Corp.	25,856	340,006
FS Bancorp, Inc.	6,091	222,017
Fulton Financial Corp.	169,415	2,876,667
FVCBankcorp, Inc. (a)	15,081	164,685
German American Bancorp, Inc.	26,948	952,612
Glacier Bancorp, Inc.	107,732	4,020,558
Great Southern Bancorp, Inc.	7,916	440,209
Guaranty Bancshares, Inc. Texas	7,361	232,166
Hancock Whitney Corp.	82,279	3,935,405
Hanmi Financial Corp.	28,587	477,975
HarborOne Bancorp, Inc.	36,458	405,778
HBT Financial, Inc.	12,169	248,491
Heartland Financial U.S.A., Inc.	40,216	1,787,601
Heritage Commerce Corp.	56,334	490,106
Heritage Financial Corp., Washington	32,034	577,573
Hilltop Holdings, Inc.	43,017	1,345,572
Hingham Institution for Savings (b)	1,412	252,579
Home Bancorp, Inc.	6,608	264,386
Home Bancshares, Inc.	177,943	4,263,514
HomeStreet, Inc.	17,066	194,552
HomeTrust Bancshares, Inc.	14,019	420,991
Hope Bancorp, Inc.	109,831	1,179,585
Horizon Bancorp, Inc. Indiana	41,107	508,494
Independent Bank Corp.	40,118	2,034,785
Independent Bank Corp.	19,282	520,614
Independent Bank Group, Inc.	34,307	1,561,655
International Bancshares Corp.	51,342	2,937,276
Investar Holding Corp.	8,567	131,932
John Marshall Bankcorp, Inc.	11,754	204,990
Kearny Financial Corp.	49,796	306,245
Lakeland Financial Corp.	22,231	1,367,651
LCNB Corp.	11,505	160,035
LINKBANCORP, Inc.	21,166	129,536
Live Oak Bancshares, Inc.	4,421	155,000
Macatawa Bank Corp.	25,048	365,701
Mercantile Bank Corp.	14,960	606,927
Metrocity Bankshares, Inc.	16,462	434,597
Metropolitan Bank Holding Corp. (a)	9,979	420,016
Mid Penn Bancorp, Inc.	13,872	304,490
Middlefield Banc Corp.	6,778	163,011
Midland States Bancorp, Inc.	19,985	452,660
MidWestOne Financial Group, Inc.	13,306	299,252
MVB Financial Corp.	10,592	197,435
National Bank Holdings Corp. Class A	34,962	1,365,266
National Bankshares, Inc.	5,415	153,136
NB Bancorp, Inc.	36,687	553,240
NBT Bancorp, Inc.	43,554	1,681,184
New York Community Bancorp, Inc.	717,879	2,311,570
Nicolet Bankshares, Inc.	9,688	804,492
Northeast Bank	6,253	380,558
Northeast Community Bancorp, Inc.	11,443	203,914
Northfield Bancorp, Inc.	36,385	344,930
Northrim Bancorp, Inc.	5,104	294,195
Northwest Bancshares, Inc.	120,950	1,396,973
Norwood Financial Corp.	6,960	176,645
Oak Valley Bancorp Oakdale California	6,441	160,832
OceanFirst Financial Corp.	54,337	863,415
OFG Bancorp	44,259	1,657,500
Old National Bancorp, Indiana	297,864	5,120,282
Old Second Bancorp, Inc.	40,665	602,249
Orange County Bancorp, Inc.	4,961	262,338
Origin Bancorp, Inc.	27,571	874,552
Orrstown Financial Services, Inc.	17,380	475,517
Pacific Premier Bancorp, Inc.	90,976	2,089,719
Park National Corp.	13,704	1,950,627
Parke Bancorp, Inc.	9,601	167,057
Pathward Financial, Inc.	17,266	976,738
PCB Bancorp	10,151	165,258
Peapack-Gladstone Financial Corp.	15,375	348,244
Peoples Bancorp of North Carolina	4,313	125,940
Peoples Bancorp, Inc.	32,935	988,050
Peoples Financial Services Corp.	6,485	295,327
Pioneer Bancorp, Inc. (a)	10,880	108,909
Plumas Bancorp	5,035	181,159
Ponce Financial Group, Inc. (a)	16,929	154,731
Preferred Bank, Los Angeles	11,873	896,293
Premier Financial Corp.	33,842	692,407
Primis Financial Corp.	19,083	199,990
Princeton Bancorp, Inc.	4,703	155,669
Provident Bancorp, Inc. (a)	14,112	143,801
Provident Financial Services, Inc.	118,887	1,706,028
QCR Holdings, Inc.	15,457	927,420
RBB Bancorp	16,439	309,218
Red River Bancshares, Inc.	4,379	210,148
Renasant Corp.	52,108	1,591,378
Republic Bancorp, Inc., Kentucky Class A	7,802	418,265
S&T Bancorp, Inc.	36,256	1,210,588
Sandy Spring Bancorp, Inc.	41,667	1,015,008
Seacoast Banking Corp., Florida	80,056	1,892,524
ServisFirst Bancshares, Inc.	34,562	2,183,973
Shore Bancshares, Inc.	25,673	293,956
Sierra Bancorp	12,455	278,743
Simmons First National Corp. Class A	116,938	2,055,770
SmartFinancial, Inc.	14,617	345,984
South Plains Financial, Inc.	10,924	294,948
Southern California Bancorp (a)	10,712	144,291
Southern First Bancshares, Inc. (a)	7,013	205,060
Southern Missouri Bancorp, Inc.	8,933	402,074
Southern States Bancshares, Inc.	7,865	213,456
Southside Bancshares, Inc.	27,047	746,768
Southstate Corp.	72,046	5,505,755
Stellar Bancorp, Inc.	46,492	1,067,456
Sterling Bancorp, Inc. (a)	17,489	91,467
Stock Yards Bancorp, Inc.	24,324	1,208,173
Texas Capital Bancshares, Inc. (a)	43,552	2,662,769
The Bank of NT Butterfield & Son Ltd.	44,446	1,560,944
The First Bancorp, Inc.	10,064	250,090
Third Coast Bancshares, Inc. (a)	10,823	230,205
Timberland Bancorp, Inc./Washington	6,979	189,061
Tompkins Financial Corp.	11,893	581,568
TowneBank	66,322	1,808,601
Trico Bancshares	30,234	1,196,359
Triumph Bancorp, Inc. (a)	1,764	144,207
Trustco Bank Corp., New York	17,286	497,318
Trustmark Corp.	57,729	1,734,179
UMB Financial Corp.	42,434	3,539,844
United Bankshares, Inc., West Virginia	125,000	4,055,000
United Community Bank, Inc.	113,445	2,888,310
Unity Bancorp, Inc.	6,593	194,955
Univest Corp. of Pennsylvania	27,257	622,277
USCB Financial Holdings, Inc.	6,897	88,489
Valley National Bancorp	408,211	2,849,313
Veritex Holdings, Inc.	49,857	1,051,484
Virginia National Bankshares C	4,497	147,502
WaFd, Inc.	62,825	1,795,539
Washington Trust Bancorp, Inc.	16,064	440,314
WesBanco, Inc.	54,344	1,516,741
West Bancorp., Inc.	14,877	266,298
Westamerica Bancorp.	24,314	1,179,958
WSFS Financial Corp.	56,804	2,669,788
		201,767,832
Capital Markets - 0.6%
Alti Global, Inc. Class A (a)	31,600	164,636
Assetmark Financial Holdings, Inc. (a)	10,069	347,884
BGC Group, Inc. Class A	349,668	2,902,244
Diamond Hill Investment Group, Inc.	358	50,389
Donnelley Financial Solutions, Inc. (a)	8,788	523,941
Forge Global Holdings, Inc. Class A (a)	108,235	158,023
GCM Grosvenor, Inc. Class A	5,489	53,573
MarketWise, Inc. Class A	30,913	35,859
P10, Inc. Class A	5,593	47,429
Silvercrest Asset Management Group Class A	9,021	140,637
StoneX Group, Inc. (a)	23,070	1,737,402
Value Line, Inc.	34	1,464
Virtus Investment Partners, Inc.	1,097	247,757
		6,411,238
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)	4,785	134,841
Bread Financial Holdings, Inc.	47,084	2,098,063
Consumer Portfolio Services, Inc. (a)	7,198	70,540
Encore Capital Group, Inc. (a)(b)	22,035	919,521
Enova International, Inc. (a)	24,793	1,543,364
Green Dot Corp. Class A (a)	49,890	471,461
LendingClub Corp. (a)	103,814	878,266
LendingTree, Inc. (a)	749	31,151
Medallion Financial Corp.	18,244	140,114
Navient Corp.	74,295	1,081,735
Nelnet, Inc. Class A	13,545	1,366,149
PRA Group, Inc. (a)	36,656	720,657
PROG Holdings, Inc.	33,557	1,163,757
Regional Management Corp.	6,565	188,678
World Acceptance Corp. (a)(b)	289	35,715
		10,844,012
Financial Services - 3.2%
A-Mark Precious Metals, Inc.	16,509	534,396
Acacia Research Corp. (a)	37,229	186,517
Alerus Financial Corp.	16,833	330,095
Banco Latinoamericano de Comer Series E	25,868	767,504
Burford Capital Ltd.	189,532	2,473,393
Cannae Holdings, Inc.	52,659	955,234
Cantaloupe, Inc. (a)	3,607	23,806
Cass Information Systems, Inc.	2,141	85,790
Compass Diversified Holdings	63,467	1,389,293
Enact Holdings, Inc.	27,601	846,247
Essent Group Ltd.	98,740	5,548,201
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	904	163,461
i3 Verticals, Inc. Class A (a)	20,192	445,839
Jackson Financial, Inc.	72,487	5,382,885
Marqeta, Inc. Class A (a)	60,506	331,573
Merchants Bancorp	16,364	663,397
Mr. Cooper Group, Inc. (a)	38,127	3,097,056
Newtekone, Inc.	21,883	275,069
NMI Holdings, Inc. Class A (a)	69,517	2,366,359
Onity Group, Inc. (a)	5,621	134,792
PagSeguro Digital Ltd. (a)	85,882	1,003,961
Payoneer Global, Inc. (a)	65,265	361,568
Paysafe Ltd. (a)	30,730	543,306
PennyMac Financial Services, Inc.	11,283	1,067,372
Radian Group, Inc.	143,190	4,453,209
Repay Holdings Corp. (a)	86,043	908,614
Sezzle, Inc.	249	21,967
StoneCo Ltd. Class A (a)	130,196	1,561,050
SWK Holdings Corp. (a)	2,552	43,358
Velocity Financial, Inc. (a)(b)	8,368	150,038
Walker & Dunlop, Inc.	8,435	828,317
Waterstone Financial, Inc.	15,018	192,080
		37,135,747
Insurance - 2.2%
AMBAC Financial Group, Inc. (a)	40,382	517,697
American Coastal Insurance Cor (a)	13,211	139,376
Amerisafe, Inc.	10,019	439,734
CNO Financial Group, Inc.	101,404	2,810,919
Donegal Group, Inc. Class A	13,965	179,869
Employers Holdings, Inc.	23,691	1,009,947
Enstar Group Ltd. (a)	11,909	3,640,581
F&G Annuities & Life, Inc.	16,759	637,680
Fidelis Insurance Holdings Ltd.	45,720	745,693
Genworth Financial, Inc. Class A (a)	408,851	2,469,460
GoHealth, Inc. (a)	3,447	33,505
Greenlight Capital Re, Ltd. (a)	26,035	341,059
Hamilton Insurance Group Ltd.	15,687	261,189
Heritage Insurance Holdings, Inc. (a)	21,779	154,195
Hippo Holdings, Inc. (a)(b)	18,805	323,258
Horace Mann Educators Corp.	38,743	1,263,797
Investors Title Co.	1,135	204,448
James River Group Holdings Ltd.	29,200	225,716
Lemonade, Inc. (a)(b)	8,915	147,098
Maiden Holdings Ltd. (a)	83,042	171,067
MBIA, Inc. (b)	42,293	232,189
Mercury General Corp.	22,357	1,188,051
National Western Life Group, Inc. Class A	2,116	1,051,525
NI Holdings, Inc. (a)	7,060	108,018
ProAssurance Corp. (a)	50,701	619,566
Safety Insurance Group, Inc.	13,854	1,039,466
Selective Insurance Group, Inc.	8,462	793,989
Selectquote, Inc. (a)	127,121	350,854
Siriuspoint Ltd. (a)	85,518	1,043,320
Skyward Specialty Insurance Group, Inc. (a)	26,966	975,630
Stewart Information Services Corp.	25,643	1,591,917
Tiptree, Inc.	18,531	305,576
United Fire Group, Inc.	19,708	423,525
Universal Insurance Holdings, Inc.	18,567	348,317
		25,788,231
Mortgage Real Estate Investment Trusts - 2.3%
AG Mortgage Investment Trust, Inc.	23,414	155,469
Angel Oak Mortgage (REIT), Inc. (b)	8,304	108,782
Apollo Commercial Real Estate Finance, Inc.	137,944	1,350,472
Arbor Realty Trust, Inc. (b)	174,826	2,508,753
Ares Commercial Real Estate Corp.	51,981	345,674
Armour Residential REIT, Inc.	47,507	920,686
Blackstone Mortgage Trust, Inc. (b)	165,323	2,879,927
BrightSpire Capital, Inc.	128,625	733,163
Chimera Investment Corp.	76,075	973,760
Claros Mortgage Trust, Inc.	82,261	659,733
Dynex Capital, Inc.	60,845	726,489
Ellington Financial LLC	78,720	950,938
Franklin BSP Realty Trust, Inc.	81,119	1,022,099
Granite Point Mortgage Trust, Inc.	47,735	141,773
HA Sustainable Infrastructure Capital, Inc.	106,478	3,151,749
Invesco Mortgage Capital, Inc.	48,284	452,421
KKR Real Estate Finance Trust, Inc.	41,061	371,602
Ladder Cap Corp. Class A	110,168	1,243,797
MFA Financial, Inc.	99,888	1,062,808
New York Mortgage Trust, Inc.	86,596	505,721
Nexpoint Real Estate Finance, Inc.	7,460	102,351
Orchid Island Capital, Inc.	51,648	430,744
PennyMac Mortgage Investment Trust	83,253	1,144,729
Ready Capital Corp.	156,177	1,277,528
Redwood Trust, Inc.	124,515	808,102
Seven Hills Realty Trust	13,479	170,914
TPG RE Finance Trust, Inc.	55,358	478,293
Two Harbors Investment Corp.	100,570	1,328,530
		26,007,007
TOTAL FINANCIALS		307,954,067
HEALTH CARE - 9.2%
Biotechnology - 4.4%
2seventy bio, Inc. (a)(b)	46,645	179,583
4D Molecular Therapeutics, Inc. (a)	16,585	348,119
89Bio, Inc. (a)	76,303	611,187
Absci Corp. (a)	21,574	66,448
Acelyrin, Inc. (a)	68,065	300,167
Achieve Life Sciences, Inc. (a)	12,442	58,477
Acrivon Therapeutics, Inc. (a)(b)	11,058	64,136
Acumen Pharmaceuticals, Inc. (a)	39,030	94,453
ADC Therapeutics SA (a)	26,371	83,332
Adverum Biotechnologies, Inc. (a)	19,459	133,489
Agenus, Inc. (a)	16,591	277,899
Agios Pharmaceuticals, Inc. (a)	53,458	2,305,109
Akebia Therapeutics, Inc. (a)	178,296	181,862
Akero Therapeutics, Inc. (a)	53,219	1,248,518
Aldeyra Therapeutics, Inc. (a)	42,181	139,619
Allogene Therapeutics, Inc. (a)(b)	98,266	228,960
Altimmune, Inc. (a)(b)	30,807	204,867
Anavex Life Sciences Corp. (a)	50,489	213,064
Anika Therapeutics, Inc. (a)	11,080	280,656
Annexon, Inc. (a)	79,663	390,349
Applied Therapeutics, Inc. (a)	36,078	168,484
Arbutus Biopharma Corp. (a)(b)	9,642	29,794
Arcturus Therapeutics Holdings, Inc. (a)	2,448	59,609
ArriVent Biopharma, Inc. (b)	3,647	67,652
Astria Therapeutics, Inc. (a)	6,562	59,714
Atossa Therapeutics, Inc. (a)	99,294	118,160
Aura Biosciences, Inc. (a)	43,836	331,400
Aurinia Pharmaceuticals, Inc. (a)	36,382	207,741
Avid Bioservices, Inc. (a)	3,282	23,433
Beam Therapeutics, Inc. (a)	72,328	1,694,645
Black Diamond Therapeutics, Inc. (a)	11,483	53,511
bluebird bio, Inc. (a)(b)	179,851	177,009
Boundless Bio, Inc.	2,480	9,598
BridgeBio Pharma, Inc. (a)	50,072	1,268,324
C4 Therapeutics, Inc. (a)	55,592	256,835
Cabaletta Bio, Inc. (a)	31,546	235,964
Capricor Therapeutics, Inc. (a)	4,183	19,953
Cardiff Oncology, Inc. (a)	23,405	51,959
CareDx, Inc. (a)	36,868	572,560
Cargo Therapeutics, Inc. (b)	16,555	271,833
Caribou Biosciences, Inc. (a)	75,910	124,492
Cartesian Therapeutics, Inc. rights (a)(c)	65,209	9,129
Celcuity, Inc. (a)	1,303	21,343
Celldex Therapeutics, Inc. (a)	11,228	415,548
Century Therapeutics, Inc. (a)(b)	43,803	111,698
CG Oncology, Inc.	8,616	272,007
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cibus, Inc. (a)	14,042	138,314
Cogent Biosciences, Inc. (a)	5,911	49,830
Coherus BioSciences, Inc. (a)(b)	76,652	132,608
Compass Therapeutics, Inc. (a)	95,229	95,229
Corbus Pharmaceuticals Holdings, Inc. (a)	3,810	172,403
Cullinan Oncology, Inc. (a)	4,257	74,242
Cytokinetics, Inc. (a)	95,646	5,182,100
Day One Biopharmaceuticals, Inc. (a)	5,305	73,103
Denali Therapeutics, Inc. (a)	50,178	1,165,133
Design Therapeutics, Inc. (a)	29,745	99,646
Dianthus Therapeutics, Inc. (a)	20,951	542,212
Disc Medicine, Inc. (a)	13,805	622,191
Dynavax Technologies Corp. (a)	24,172	271,452
Editas Medicine, Inc. (a)(b)	78,289	365,610
Elevation Oncology, Inc. (a)	19,883	53,684
Eliem Therapeutics, Inc. (a)	6,670	47,424
Enanta Pharmaceuticals, Inc. (a)	18,711	242,682
Entrada Therapeutics, Inc. (a)(b)	23,360	332,880
Erasca, Inc. (a)	106,936	252,369
Fate Therapeutics, Inc. (a)	94,851	311,111
Fennec Pharmaceuticals, Inc. (a)	17,646	107,817
Foghorn Therapeutics, Inc. (a)	9,733	55,965
Galectin Therapeutics, Inc. (a)	6,940	15,684
Generation Bio Co. (a)	47,048	132,675
Geron Corp. (a)	165,938	703,577
Gyre Therapeutics, Inc. (a)	6,084	72,582
Heron Therapeutics, Inc. (a)(b)	101,083	353,791
HilleVax, Inc. (a)	23,877	345,261
IGM Biosciences, Inc. (a)(b)	1,325	9,103
ImmunityBio, Inc. (a)(b)	30,141	190,491
Inhibrx Biosciences, Inc.	4,058	57,502
Inovio Pharmaceuticals, Inc. (a)	24,165	195,253
Inozyme Pharma, Inc. (a)	48,805	217,670
Intellia Therapeutics, Inc. (a)	91,018	2,036,983
Invivyd, Inc. (a)	75,858	83,444
Ironwood Pharmaceuticals, Inc. Class A (a)	87,058	567,618
iTeos Therapeutics, Inc. (a)	24,458	362,957
Kodiak Sciences, Inc. (a)	31,722	74,547
Korro Bio, Inc. (a)	4,222	142,999
Kyverna Therapeutics, Inc.	6,032	45,240
Lenz Therapeutics, Inc. (b)	11,902	205,786
Lexeo Therapeutics, Inc.	473	7,587
Lexicon Pharmaceuticals, Inc. (a)	67,299	113,062
Lyell Immunopharma, Inc. (a)(b)	152,343	220,897
Macrogenics, Inc. (a)	8,854	37,630
MannKind Corp. (a)	57,986	302,687
MeiraGTx Holdings PLC (a)	12,395	52,183
Mersana Therapeutics, Inc. (a)	51,906	104,331
Metagenomi, Inc.	2,330	9,506
MiMedx Group, Inc. (a)	59,397	411,621
Mineralys Therapeutics, Inc. (a)	21,099	246,858
Monte Rosa Therapeutics, Inc. (a)	28,416	106,276
Morphic Holding, Inc. (a)	37,595	1,280,862
Myriad Genetics, Inc. (a)	84,509	2,067,090
Neurogene, Inc. (a)	4,653	169,323
Nkarta, Inc. (a)	50,352	297,580
Novavax, Inc. (a)	30,261	383,104
Nurix Therapeutics, Inc. (a)	17,851	372,550
Olema Pharmaceuticals, Inc. (a)	28,021	303,187
Omniab, Inc. (a)(c)	3,625	10,368
Omniab, Inc. (a)(c)	3,625	9,498
Organogenesis Holdings, Inc. Class A (a)	61,136	171,181
ORIC Pharmaceuticals, Inc. (a)	44,840	317,019
Outlook Therapeutics, Inc. (a)	2,793	20,612
PepGen, Inc. (a)	1,732	27,643
Perspective Therapeutics, Inc. (a)	8,352	83,269
Poseida Therapeutics, Inc. (a)	47,016	137,287
Precigen, Inc. (a)	110,765	175,009
Prelude Therapeutics, Inc. (a)	13,269	50,555
ProKidney Corp. Class A (a)(b)	12,928	31,803
Prothena Corp. PLC (a)	16,655	343,759
PTC Therapeutics, Inc. (a)	17,148	524,386
Puma Biotechnology, Inc. (a)	25,333	82,586
Pyxis Oncology, Inc. (a)	46,430	153,683
Q32 Bio, Inc. (a)	5,693	102,189
RAPT Therapeutics, Inc. (a)	27,628	84,265
REGENXBIO, Inc. (a)	43,383	507,581
Regulus Therapeutics, Inc. (a)	44,660	79,718
Relay Therapeutics, Inc. (a)	93,809	611,635
Renovaro, Inc. (a)	17,185	30,074
Replimune Group, Inc. (a)	47,278	425,502
Revolution Medicines, Inc. (a)	50,104	1,944,536
Rigel Pharmaceuticals, Inc. (a)	3,545	29,140
Sage Therapeutics, Inc. (a)	50,509	548,528
Savara, Inc. (a)	18,780	75,683
Scholar Rock Holding Corp. (a)	6,415	53,437
Shattuck Labs, Inc. (a)	12,746	49,200
Skye Bioscience, Inc. (a)	13,846	110,906
Solid Biosciences, Inc. (a)	19,497	110,548
Spyre Therapeutics, Inc. (a)	29,762	699,705
Summit Therapeutics, Inc. (a)	4,472	34,882
Sutro Biopharma, Inc. (a)	77,572	227,286
Tenaya Therapeutics, Inc. (a)	38,037	117,915
Tevogen Bio Holdings, Inc. Class A (a)	8,341	6,032
Tourmaline Bio, Inc.	21,825	280,670
Travere Therapeutics, Inc. (a)	69,350	570,057
TScan Therapeutics, Inc. (a)	13,151	76,933
UroGen Pharma Ltd. (a)(b)	7,397	124,122
Vanda Pharmaceuticals, Inc. (a)	53,015	299,535
Veracyte, Inc. (a)	72,720	1,575,842
Verve Therapeutics, Inc. (a)(b)	67,340	328,619
Vir Biotechnology, Inc. (a)	84,288	750,163
Viridian Therapeutics, Inc. (a)	15,398	200,328
Voyager Therapeutics, Inc. (a)	43,186	341,601
Werewolf Therapeutics, Inc. (a)	21,701	52,950
Xbiotech, Inc. (a)	17,121	88,002
Xencor, Inc. (a)	30,287	573,333
XOMA Corp. (a)(b)	2,760	65,384
Zentalis Pharmaceuticals, Inc. (a)	53,642	219,396
Zymeworks, Inc. (a)	52,629	447,873
		50,712,419
Health Care Equipment & Supplies - 1.7%
Accuray, Inc. (a)	4,092	7,447
Angiodynamics, Inc. (a)	35,636	215,598
Artivion, Inc. (a)	9,115	233,800
Atricure, Inc. (a)	15,527	353,550
Avanos Medical, Inc. (a)	42,818	852,935
Bioventus, Inc. (a)	23,142	133,067
Embecta Corp.	49,172	614,650
Fractyl Health, Inc.	2,640	11,273
ICU Medical, Inc. (a)	20,218	2,400,888
InMode Ltd. (a)	65,771	1,199,663
Inogen, Inc. (a)	22,318	181,445
Integer Holdings Corp. (a)	9,434	1,092,363
Integra LifeSciences Holdings Corp. (a)	64,546	1,880,870
LivaNova PLC (a)	48,475	2,657,400
Neogen Corp. (a)(b)	206,102	3,221,374
Nevro Corp. (a)	33,993	286,221
Omnicell, Inc. (a)	42,888	1,160,978
OraSure Technologies, Inc. (a)	70,104	298,643
Orchestra BioMed Holdings, Inc. (a)	12,574	102,478
Orthofix Medical, Inc. (a)	31,770	421,270
OrthoPediatrics Corp. (a)	15,584	448,196
Pulse Biosciences, Inc. rights (a)(b)	11,081	1,432
SI-BONE, Inc. (a)	7,171	92,721
Stereotaxis, Inc. (a)	4,228	7,695
SurModics, Inc. (a)	4,701	197,630
Tactile Systems Technology, Inc. (a)	22,207	265,152
Utah Medical Products, Inc.	3,156	210,852
Varex Imaging Corp. (a)	36,152	532,519
Zimvie, Inc. (a)	25,645	468,021
		19,550,131
Health Care Providers & Services - 1.5%
Accolade, Inc. (a)	46,682	167,122
AdaptHealth Corp. (a)	54,373	543,730
Addus HomeCare Corp. (a)	9,032	1,048,706
Aveanna Healthcare Holdings, Inc. (a)	16,189	44,682
Brookdale Senior Living, Inc. (a)	25,682	175,408
Castle Biosciences, Inc. (a)	16,744	364,517
Community Health Systems, Inc. (a)(b)	54,636	183,577
Cross Country Healthcare, Inc. (a)	31,177	431,490
DocGo, Inc. Class A (a)	78,436	242,367
Enhabit Home Health & Hospice (a)	42,043	375,024
Fulgent Genetics, Inc. (a)	18,635	365,619
GeneDx Holdings Corp. Class A (a)	10,053	262,785
Innovage Holding Corp. (a)	12,373	61,370
LifeStance Health Group, Inc. (a)	61,193	300,458
Modivcare, Inc. (a)	5,204	136,553
Nano-X Imaging Ltd. (a)(b)	2,942	21,594
National Healthcare Corp.	11,895	1,289,418
NeoGenomics, Inc. (a)	110,725	1,535,756
Opko Health, Inc. (a)(b)	305,738	382,173
Option Care Health, Inc. (a)	87,494	2,423,584
Owens & Minor, Inc. (a)	60,382	815,157
Patterson Companies, Inc.	61,905	1,493,149
Pediatrix Medical Group, Inc. (a)	78,843	595,265
Performant Financial Corp. (a)	21,949	63,652
PetIQ, Inc. Class A (a)	21,756	479,937
Quipt Home Medical Corp. (a)	34,860	112,249
Select Medical Holdings Corp.	31,755	1,113,330
Sonida Senior Living, Inc. (a)	1,531	42,103
Surgery Partners, Inc. (a)	72,602	1,727,202
		16,797,977
Health Care Technology - 0.2%
Definitive Healthcare Corp. (a)	51,110	279,061
Health Catalyst, Inc. (a)	50,754	324,318
HealthStream, Inc.	15,603	435,324
Lifemd, Inc. (a)	12,937	88,748
Teladoc Health, Inc. (a)	135,982	1,329,904
		2,457,355
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	109,583	396,690
BioLife Solutions, Inc. (a)	3,717	79,655
Codexis, Inc. (a)	59,158	183,390
Conduit Pharmaceuticals, Inc. Class A (a)	8,420	8,925
CryoPort, Inc. (a)	7,326	50,623
Cytek Biosciences, Inc. (a)	114,538	639,122
Harvard Bioscience, Inc. (a)	27,259	77,688
Lifecore Biomedical (a)	19,432	99,686
MaxCyte, Inc. (a)	98,872	387,578
Mesa Laboratories, Inc.	3,226	279,920
Nautilus Biotechnology, Inc. Class A (a)	46,148	107,986
OmniAb, Inc. (a)	76,054	285,203
Pacific Biosciences of California, Inc. (a)(b)	257,503	352,779
Quanterix Corp. (a)	29,182	385,494
Quantum-Si, Inc. Class A (a)	93,118	97,774
Standard BioTools, Inc. (a)	220,570	390,409
		3,822,922
Pharmaceuticals - 1.1%
Alimera Sciences, Inc. (a)	2,191	12,182
Alto Neuroscience, Inc.	3,156	33,738
Amneal Intermediate, Inc. Class A, (a)	24,517	155,683
ANI Pharmaceuticals, Inc. (a)	5,133	326,869
Aquestive Therapeutics, Inc. (a)	51,394	133,624
Atea Pharmaceuticals, Inc. (a)	71,527	236,754
Biote Corp. Class A (a)	1,082	8,083
Contineum Therapeutics, Inc. Class A	2,565	45,170
CorMedix, Inc. (a)(b)	5,415	23,447
Enliven Therapeutics, Inc. (a)(b)	1,790	41,832
Esperion Therapeutics, Inc. (a)	130,585	289,899
Eyepoint Pharmaceuticals, Inc. (a)(b)	25,778	224,269
Fulcrum Therapeutics, Inc. (a)	34,253	212,369
Innoviva, Inc. (a)(b)	47,161	773,440
Ligand Pharmaceuticals, Inc. (a)	16,104	1,356,923
Lyra Therapeutics, Inc. (a)	18,727	5,182
Nektar Therapeutics (a)	170,166	211,006
Novartis AG rights (a)(c)	31,059	0
Nuvation Bio, Inc. Class A (a)	170,094	496,674
Omeros Corp. (a)(b)	34,218	138,925
Pacira Biosciences, Inc. (a)	39,901	1,141,568
Phathom Pharmaceuticals, Inc. (a)(b)	25,041	257,922
Phibro Animal Health Corp. Class A	14,560	244,171
Pliant Therapeutics, Inc. (a)	53,375	573,781
Prestige Consumer Healthcare, Inc. (a)	46,669	3,213,161
Scilex Holding Co. (a)(b)(h)	41,080	71,356
SIGA Technologies, Inc.	11,900	90,321
Supernus Pharmaceuticals, Inc. (a)	43,963	1,176,010
Telomir Pharmaceuticals, Inc.	2,060	9,909
Terns Pharmaceuticals, Inc. (a)	51,540	350,987
Theravance Biopharma, Inc. (a)	34,285	290,737
Third Harmonics Bio, Inc. (a)	19,073	247,949
Trevi Therapeutics, Inc. (a)	21,773	64,884
Ventyx Biosciences, Inc. (a)	57,009	131,691
WAVE Life Sciences (a)	11,009	54,935
Zevra Therapeutics, Inc. (a)(b)	18,831	92,272
		12,737,723
TOTAL HEALTH CARE		106,078,527
INDUSTRIALS - 12.5%
Aerospace & Defense - 0.8%
AAR Corp. (a)	25,985	1,889,110
AerSale Corp. (a)	31,269	216,381
Archer Aviation, Inc. Class A (a)(b)	12,853	45,243
Astronics Corp. (a)	27,272	546,258
Ducommun, Inc. (a)	12,753	740,439
Intuitive Machines, Inc. Class A (a)	25,710	84,843
Kratos Defense & Security Solutions, Inc. (a)	78,041	1,561,600
Mercury Systems, Inc. (a)	51,549	1,391,308
National Presto Industries, Inc.	4,894	367,686
Park Aerospace Corp.	10,006	136,882
Redwire Corp. Class A (a)	15,994	114,677
Terran Orbital Corp. Class A (a)(b)	135,229	110,888
Triumph Group, Inc. (a)	61,012	940,195
V2X, Inc. (a)	11,451	549,190
Virgin Galactic Holdings, Inc. (a)(b)	16,362	137,932
		8,832,632
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	48,027	666,134
Forward Air Corp.	23,486	447,173
Hub Group, Inc. Class A	57,745	2,485,922
Radiant Logistics, Inc. (a)	32,941	187,434
		3,786,663
Building Products - 1.1%
American Woodmark Corp. (a)	14,105	1,108,653
Apogee Enterprises, Inc.	14,267	896,467
AZZ, Inc.	4,951	382,465
Caesarstone Sdot-Yam Ltd. (a)	19,103	95,515
Gibraltar Industries, Inc. (a)	15,203	1,042,166
Insteel Industries, Inc.	9,830	304,337
Jeld-Wen Holding, Inc. (a)	52,845	711,822
MasterBrand, Inc. (a)	119,771	1,758,238
Quanex Building Products Corp.	31,298	865,390
Resideo Technologies, Inc. (a)	138,184	2,702,879
UFP Industries, Inc.	24,966	2,796,192
Zurn Elkay Water Solutions Cor	7,281	214,061
		12,878,185
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	59,737	3,020,900
ACCO Brands Corp.	86,305	405,634
Aris Water Solution, Inc. Class A	24,184	378,963
Bridger Aerospace Group Holdings, Inc. (a)	5,679	21,239
BrightView Holdings, Inc. (a)	42,297	562,550
Cimpress PLC (a)	5,451	477,562
CompX International, Inc. Class A	648	15,986
CoreCivic, Inc. (a)	104,077	1,350,919
Deluxe Corp.	42,159	946,891
Ennis, Inc.	23,953	524,331
Enviri Corp. (a)	74,735	644,963
Healthcare Services Group, Inc. (a)	68,424	723,926
HNI Corp.	23,487	1,057,385
Interface, Inc.	49,301	723,739
Matthews International Corp. Class A	27,955	700,273
Millerknoll, Inc.	67,735	1,794,300
NL Industries, Inc.	8,343	50,308
OpenLane, Inc. (a)	100,499	1,667,278
Pitney Bowes, Inc.	107,663	546,928
Quad/Graphics, Inc. Class A	10,566	57,585
Steelcase, Inc. Class A	87,889	1,139,041
The GEO Group, Inc. (a)	117,429	1,686,280
UniFirst Corp.	14,201	2,435,898
Virco Manufacturing Co.	9,466	131,956
VSE Corp.	10,914	963,488
		22,028,323
Construction & Engineering - 0.7%
Ameresco, Inc. Class A (a)	20,265	583,835
Arcosa, Inc.	45,833	3,822,931
Concrete Pumping Holdings, Inc. (a)	22,214	133,506
Fluor Corp. (a)	13,569	590,930
Granite Construction, Inc.	7,503	464,961
Great Lakes Dredge & Dock Corp. (a)	61,662	541,392
Matrix Service Co. (a)	25,055	248,796
Northwest Pipe Co. (a)	7,546	256,338
Orion Group Holdings, Inc. (a)	24,879	236,599
Primoris Services Corp.	4,162	207,642
Southland Holdings, Inc. (a)	8,827	40,428
Tutor Perini Corp. (a)	41,297	899,449
		8,026,807
Electrical Equipment - 0.9%
Allient, Inc.	12,848	324,669
Blink Charging Co. (a)(b)	50,824	139,258
Bloom Energy Corp. Class A (a)	16,198	198,264
ChargePoint Holdings, Inc. Class A (a)	164,442	248,307
Encore Wire Corp.	2,147	622,265
Energy Vault Holdings, Inc. Class A (a)(b)	98,270	93,317
EnerSys	3,129	323,914
Freyr Battery, Inc.	105,188	178,820
FuelCell Energy, Inc. (a)(b)	431,479	275,629
GrafTech International Ltd.	15,661	15,191
LSI Industries, Inc.	8,199	118,640
Net Power, Inc. Class A (a)	19,990	196,502
Nextracker, Inc. Class A (a)	28,318	1,327,548
Plug Power, Inc. (a)	547,826	1,276,435
Preformed Line Products Co.	2,140	266,516
SES AI Corp. Class A (a)(b)	113,139	141,424
SolarMax Technology, Inc.	2,790	9,179
Stem, Inc. (a)(b)	143,989	159,828
SunPower Corp. (a)	82,894	245,366
Sunrun, Inc. (a)	206,440	2,448,378
Thermon Group Holdings, Inc. (a)	28,441	874,845
TPI Composites, Inc. (a)	43,494	173,541
Ultralife Corp. (a)	8,730	92,713
Vicor Corp. (a)	9,511	315,385
		10,065,934
Ground Transportation - 0.4%
Covenant Transport Group, Inc. Class A	6,320	311,513
FTAI Infrastructure LLC	95,923	827,815
Heartland Express, Inc.	25,474	314,094
Hertz Global Holdings, Inc. (a)	114,762	405,110
Marten Transport Ltd.	43,224	797,483
P.A.M. Transportation Services, Inc. (a)	4,919	85,443
Universal Logistics Holdings, Inc.	4,262	172,995
Werner Enterprises, Inc.	51,800	1,855,994
		4,770,447
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	23,880	487,630
Machinery - 2.7%
3D Systems Corp. (a)	119,936	368,204
Albany International Corp. Class A	22,274	1,881,039
Astec Industries, Inc.	21,462	636,563
Barnes Group, Inc.	43,792	1,813,427
Columbus McKinnon Corp. (NY Shares)	26,870	928,090
Commercial Vehicle Group, Inc. (a)	29,373	143,928
Desktop Metal, Inc. (a)(b)	1	4
Douglas Dynamics, Inc.	3,621	84,731
Eastern Co.	4,947	126,000
EnPro Industries, Inc.	17,783	2,588,671
ESCO Technologies, Inc.	12,500	1,313,000
Gencor Industries, Inc. (a)	9,867	190,828
Helios Technologies, Inc.	9,862	470,911
Hillenbrand, Inc.	44,155	1,767,083
Hillman Solutions Corp. Class A (a)	154,954	1,371,343
Hyliion Holdings Corp. Class A (a)	133,831	216,806
Hyster-Yale Materials Handling, Inc. Class A	4,340	302,628
John Bean Technologies Corp.	27,859	2,645,769
Kennametal, Inc.	74,775	1,760,204
L.B. Foster Co. Class A (a)	8,581	184,663
Lindsay Corp.	5,184	637,010
Luxfer Holdings PLC sponsored	25,416	294,571
Manitowoc Co., Inc. (a)	32,163	370,839
Mayville Engineering Co., Inc. (a)	11,263	187,642
Miller Industries, Inc.	10,009	550,695
Mueller Industries, Inc.	8,121	462,410
NN, Inc. (a)	43,948	131,844
Park-Ohio Holdings Corp.	8,124	210,330
Proto Labs, Inc. (a)	24,235	748,619
REV Group, Inc.	11,071	275,557
Shyft Group, Inc. (The)	29,897	354,578
Standex International Corp.	2,617	421,730
Tennant Co.	9,998	984,203
Terex Corp.	63,041	3,457,168
The Greenbrier Companies, Inc.	29,064	1,440,121
Titan International, Inc. (a)	46,394	343,780
Trinity Industries, Inc.	6,242	186,761
Twin Disc, Inc.	10,398	122,488
Wabash National Corp.	42,111	919,704
		30,893,942
Marine Transportation - 0.7%
Costamare, Inc.	37,668	618,885
Genco Shipping & Trading Ltd.	39,913	850,546
Golden Ocean Group Ltd.	115,325	1,591,485
Himalaya Shipping Ltd.	1,914	17,532
Matson, Inc.	32,118	4,206,494
Pangaea Logistics Solutions Ltd.	29,173	228,425
Safe Bulkers, Inc.	59,774	347,885
		7,861,252
Passenger Airlines - 0.6%
Allegiant Travel Co.	14,552	730,947
Blade Air Mobility, Inc. (a)(b)	54,002	187,927
Hawaiian Holdings, Inc. (a)	48,063	597,423
JetBlue Airways Corp. (a)	288,797	1,758,774
SkyWest, Inc. (a)	37,536	3,080,580
Spirit Airlines, Inc. (b)	103,325	378,170
Sun Country Airlines Holdings, Inc. (a)	19,446	244,242
		6,978,063
Professional Services - 1.1%
Alight, Inc. Class A (a)	448,230	3,307,937
Asure Software, Inc. (a)	22,411	188,252
Barrett Business Services, Inc.	2,491	81,630
BlackSky Technology, Inc. Class A (a)(b)	100,899	107,962
Conduent, Inc. (a)	151,448	493,720
DLH Holdings Corp. (a)	4,908	51,828
First Advantage Corp. (b)	19,693	316,467
Forrester Research, Inc. (a)	10,898	186,138
Heidrick & Struggles International, Inc.	19,112	603,557
Hirequest, Inc.	927	11,448
IBEX Ltd. (a)	8,262	133,679
Kelly Services, Inc. Class A (non-vtg.)	28,937	619,541
Korn Ferry	49,145	3,299,595
MISTRAS Group, Inc. (a)	19,368	160,561
NV5 Global, Inc. (a)	10,968	1,019,695
Planet Labs PBC Class A (a)	160,475	298,484
Resources Connection, Inc.	29,790	328,882
Sterling Check Corp. (a)(b)	12,988	192,222
TrueBlue, Inc. (a)	28,193	290,388
Ttec Holdings, Inc.	18,012	105,911
Willdan Group, Inc. (a)	12,112	349,431
		12,147,328
Trading Companies & Distributors - 1.3%
Beacon Roofing Supply, Inc. (a)	4,018	363,629
BlueLinx Corp. (a)	7,961	741,089
Boise Cascade Co.	19,642	2,341,719
Custom Truck One Source, Inc. Class A (a)	15,799	68,726
Distribution Solutions Group I (a)	1,225	36,750
DNOW, Inc. (a)	102,036	1,400,954
DXP Enterprises, Inc. (a)	10,766	493,513
EVI Industries, Inc.	932	17,633
GATX Corp.	33,565	4,442,663
GMS, Inc. (a)	3,823	308,172
H&E Equipment Services, Inc.	2,525	111,529
Hudson Technologies, Inc. (a)	35,994	316,387
MRC Global, Inc. (a)	79,623	1,027,933
Rush Enterprises, Inc.:
Class A	62,071	2,598,913
Class B	2,958	116,072
Titan Machinery, Inc. (a)	19,092	303,563
Willis Lease Finance Corp.	2,816	195,149
		14,884,394
TOTAL INDUSTRIALS		143,641,600
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	74,146	390,008
Applied Optoelectronics, Inc. (a)	35,176	291,609
Aviat Networks, Inc. (a)	10,914	313,123
Calix, Inc. (a)	14,699	520,786
Clearfield, Inc. (a)	11,926	459,867
CommScope Holding Co., Inc. (a)	198,941	244,697
Digi International, Inc. (a)	33,829	775,699
Extreme Networks, Inc. (a)	55,038	740,261
NETGEAR, Inc. (a)	26,457	404,792
NetScout Systems, Inc. (a)	65,094	1,190,569
Ribbon Communications, Inc. (a)	86,368	284,151
ViaSat, Inc. (a)	114,402	1,452,905
Viavi Solutions, Inc. (a)	207,383	1,424,721
		8,493,188
Electronic Equipment, Instruments & Components - 2.3%
908 Devices, Inc. (a)	20,572	105,946
Aeva Technologies, Inc. (a)(b)	21,794	54,921
Bel Fuse, Inc.:
Class A	1,435	116,106
Class B (non-vtg.)	10,045	655,336
Belden, Inc.	17,801	1,669,734
Benchmark Electronics, Inc.	33,937	1,339,154
CTS Corp.	6,527	330,462
Daktronics, Inc. (a)	30,226	421,653
ePlus, Inc. (a)	8,206	604,618
FARO Technologies, Inc. (a)	16,846	269,536
Iteris, Inc. (a)	2,515	10,890
Itron, Inc. (a)	4,247	420,283
Kimball Electronics, Inc. (a)	22,684	498,594
Knowles Corp. (a)	83,023	1,432,977
Methode Electronics, Inc.	31,532	326,356
MicroVision, Inc. (a)	91,171	96,641
Mirion Technologies, Inc. Class A (a)	164,817	1,770,135
nLIGHT, Inc. (a)	41,024	448,392
OSI Systems, Inc. (a)	888	122,118
Ouster, Inc. Class A (a)	34,132	335,518
Par Technology Corp. (a)(b)	1,953	91,967
PC Connection, Inc.	11,026	707,869
Plexus Corp. (a)	17,947	1,851,771
Powerfleet, Inc. (a)	86,367	394,697
Richardson Electronics Ltd.	11,627	138,245
Rogers Corp. (a)	17,690	2,133,591
Sanmina Corp. (a)	51,797	3,431,551
ScanSource, Inc. (a)	23,807	1,054,888
Smartrent, Inc. (a)(b)	183,594	438,790
TTM Technologies, Inc. (a)	95,639	1,858,266
Vishay Intertechnology, Inc. (b)	118,950	2,652,585
Vishay Precision Group, Inc. (a)	11,175	340,167
		26,123,757
IT Services - 0.4%
Applied Digital Corp. (a)	28,856	171,693
ASGN, Inc. (a)	33,170	2,924,599
BigBear.ai Holdings, Inc. (a)	25,213	38,072
Core Scientific, Inc.	36,309	337,674
Fastly, Inc. Class A (a)	25,026	184,442
Grid Dynamics Holdings, Inc. (a)	14,056	147,729
Hackett Group, Inc.	2,527	54,886
Information Services Group, Inc.	33,104	97,326
Rackspace Technology, Inc. (a)(b)	63,391	188,905
Thoughtworks Holding, Inc. (a)	93,967	266,866
Unisys Corp. (a)	62,376	257,613
		4,669,805
Semiconductors & Semiconductor Equipment - 1.2%
ACM Research, Inc. Class A, (a)	15,310	353,049
Alpha & Omega Semiconductor Ltd. (a)	21,896	818,254
Ambarella, Inc. (a)	16,978	915,963
CEVA, Inc. (a)	3,346	64,544
Cohu, Inc. (a)	43,650	1,444,815
Diodes, Inc. (a)	38,449	2,765,637
Everspin Technologies, Inc. (a)	2,327	13,939
Ichor Holdings Ltd. (a)	21,106	813,636
indie Semiconductor, Inc. (a)(b)	107,535	663,491
MaxLinear, Inc. Class A (a)	4,044	81,446
Navitas Semiconductor Corp. Class A (a)(b)	103,620	407,227
Photronics, Inc. (a)	38,617	952,681
Rigetti Computing, Inc. Class A (a)	134,921	144,365
SMART Global Holdings, Inc. (a)	48,562	1,110,613
Synaptics, Inc. (a)	34,064	3,004,445
Veeco Instruments, Inc. (a)(b)	8,500	397,035
		13,951,140
Software - 1.2%
Adeia, Inc.	16,340	182,763
American Software, Inc. Class A	30,197	275,699
Aurora Innovation, Inc. Class A, (a)(b)	365,912	1,013,576
Bit Digital, Inc. (a)(b)	111,046	353,126
Cerence, Inc. (a)(b)	38,458	108,836
Cipher Mining, Inc. (a)	53,813	223,324
CommVault Systems, Inc. (a)	2,937	357,051
Consensus Cloud Solutions, Inc. (a)	16,849	289,466
CS Disco, Inc. (a)	10,734	63,975
D-Wave Quantum, Inc. (a)	37,949	43,262
Daily Journal Corp. (a)	388	153,058
Digimarc Corp. (a)	890	27,599
Digital Turbine, Inc. (a)	88,849	147,489
E2open Parent Holdings, Inc. (a)(b)	161,444	724,884
EverCommerce, Inc. (a)	6,123	67,231
Hut 8 Mining Corp. (a)	75,763	1,135,687
Instructure Holdings, Inc. (a)	9,572	224,081
Marathon Digital Holdings, Inc. (a)	46,901	930,985
MeridianLink, Inc. (a)	10,206	218,000
NCR Voyix Corp. (a)	12,124	149,731
Olo, Inc. Class A (a)	52,327	231,285
ON24, Inc.	25,871	155,485
Onespan, Inc. (a)	3,542	45,408
Ooma, Inc. (a)	20,134	199,931
Pagaya Technologies Ltd. Class A (a)	38,294	488,631
PowerSchool Holdings, Inc. Class A (a)	6,506	145,669
Prairie Operating Co. (a)	471	5,110
Rekor Systems, Inc. (a)	7,875	12,206
Rimini Street, Inc. (a)	43,738	134,276
Riot Platforms, Inc. (a)(b)	222,495	2,033,604
Roadzen, Inc. (a)	12,792	28,398
SolarWinds, Inc.	51,607	621,864
SoundThinking, Inc. (a)	1,015	12,363
Telos Corp. (a)	53,647	215,661
TeraWulf, Inc. (a)	14,665	65,259
Verint Systems, Inc. (a)	58,508	1,883,958
Xperi, Inc. (a)	42,660	350,239
		13,319,170
Technology Hardware, Storage & Peripherals - 0.3%
CompoSecure, Inc. (b)	1,286	8,745
Corsair Gaming, Inc. (a)	32,821	362,344
Diebold Nixdorf, Inc.	24,018	924,213
Eastman Kodak Co. (a)	57,468	309,178
Immersion Corp.	29,013	273,012
Turtle Beach Corp. (a)	6,686	95,877
Xerox Holdings Corp.	109,914	1,277,201
		3,250,570
TOTAL INFORMATION TECHNOLOGY		69,807,630
MATERIALS - 5.2%
Chemicals - 2.0%
AdvanSix, Inc.	23,687	542,906
American Vanguard Corp.	23,045	198,187
Arcadium Lithium PLC	1,023,262	3,438,160
Arq, Inc. (a)	20,987	127,391
Aspen Aerogels, Inc. (a)	43,152	1,029,175
Avient Corp.	85,195	3,718,762
Core Molding Technologies, Inc. (a)	6,927	110,416
Ecovyst, Inc. (a)	108,615	974,277
H.B. Fuller Co.	36,997	2,847,289
Innospec, Inc.	3,522	435,284
Intrepid Potash, Inc. (a)	10,223	239,525
Koppers Holdings, Inc.	19,143	708,100
Kronos Worldwide, Inc.	21,073	264,466
LSB Industries, Inc. (a)	49,879	408,010
Mativ, Inc.	50,899	863,247
Minerals Technologies, Inc.	30,348	2,523,740
Perimeter Solutions SA (a)	126,625	991,474
PureCycle Technologies, Inc. (a)(b)	94,462	559,215
Rayonier Advanced Materials, Inc. (a)	60,522	329,240
Sensient Technologies Corp.	1,979	146,822
Stepan Co.	17,912	1,503,892
Tronox Holdings PLC	112,259	1,761,344
Valhi, Inc.	2,260	40,296
		23,761,218
Construction Materials - 0.4%
Summit Materials, Inc. (a)	114,591	4,195,177
Containers & Packaging - 0.4%
Greif, Inc.:
Class A	23,688	1,361,349
Class B	4,304	268,957
O-I Glass, Inc. (a)	145,898	1,623,845
Pactiv Evergreen, Inc.	34,376	389,136
Ranpak Holdings Corp. (A Shares) (a)	40,768	262,138
TriMas Corp.	38,214	976,750
		4,882,175
Metals & Mining - 2.2%
Arch Resources, Inc. Class A,	16,628	2,531,280
Caledonia Mining Corp. PLC	15,425	149,931
Coeur d'Alene Mines Corp. (a)	373,940	2,101,543
Commercial Metals Co.	109,239	6,007,038
Compass Minerals International, Inc.	32,277	333,421
Contango ORE, Inc. (a)	4,159	75,153
Dakota Gold Corp. (a)	24,046	61,317
Haynes International, Inc.	11,928	700,174
Hecla Mining Co.	546,399	2,650,035
i-80 Gold Corp. (a)	242,813	262,238
Kaiser Aluminum Corp.	1,027	90,273
Lifezone Metals Ltd.	34,397	264,169
Materion Corp.	1,152	124,566
Metallus, Inc. (a)	40,517	821,280
Metals Acquisition Ltd.	36,660	501,875
Novagold Resources, Inc. (a)	228,501	790,613
Olympic Steel, Inc.	10,409	466,635
Piedmont Lithium, Inc. (a)(b)	12,140	121,157
Radius Recycling, Inc. Class A	24,638	376,222
Ryerson Holding Corp.	27,259	531,551
SSR Mining, Inc.	189,591	855,055
SunCoke Energy, Inc.	79,813	782,167
Tredegar Corp.	24,174	115,793
Universal Stainless & Alloy Products, Inc. (a)	8,394	229,828
Warrior Metropolitan Coal, Inc.	49,013	3,076,546
Worthington Steel, Inc.	30,766	1,026,354
		25,046,214
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	15,382	745,566
Sylvamo Corp.	26,120	1,791,832
		2,537,398
TOTAL MATERIALS		60,422,182
REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 9.8%
Acadia Realty Trust (SBI)	97,871	1,753,848
Alexander & Baldwin, Inc.	71,767	1,217,168
Alpine Income Property Trust, Inc.	14,034	218,369
American Assets Trust, Inc.	47,722	1,068,018
American Healthcare (REIT), Inc.	61,942	904,973
Apartment Investment & Management Co. Class A (a)	70,061	580,806
Apple Hospitality (REIT), Inc.	219,278	3,188,302
Armada Hoffler Properties, Inc. Class A,	60,924	675,647
Braemar Hotels & Resorts, Inc.	64,278	163,909
Brandywine Realty Trust (SBI)	167,165	748,899
Broadstone Net Lease, Inc.	181,984	2,888,086
BRT Apartments Corp.	12,337	215,527
CareTrust (REIT), Inc.	119,111	2,989,686
CBL & Associates Properties, Inc.	7,650	178,857
Centerspace	14,376	972,249
Chatham Lodging Trust	48,839	416,108
City Office REIT, Inc.	39,152	194,977
Clipper Realty, Inc.	2,953	10,660
Community Healthcare Trust, Inc.	24,389	570,459
COPT Defense Properties (SBI)	107,849	2,699,460
CTO Realty Growth, Inc.	22,858	399,101
DiamondRock Hospitality Co.	203,421	1,718,907
Diversified Healthcare Trust (SBI)	207,227	632,042
Douglas Emmett, Inc.	154,118	2,051,311
Easterly Government Properties, Inc.	96,484	1,193,507
Elme Communities (SBI)	84,832	1,351,374
Empire State Realty Trust, Inc.	129,517	1,214,869
Equity Commonwealth (a)	100,267	1,945,180
Essential Properties Realty Trust, Inc.	168,651	4,673,319
Farmland Partners, Inc.	43,108	497,035
Four Corners Property Trust, Inc.	89,123	2,198,664
Franklin Street Properties Corp.	95,312	145,827
Getty Realty Corp.	48,561	1,294,636
Gladstone Commercial Corp.	34,505	492,386
Gladstone Land Corp.	33,389	457,095
Global Medical REIT, Inc.	61,477	558,211
Global Net Lease, Inc.	194,195	1,427,333
Hudson Pacific Properties, Inc.	129,905	624,843
Independence Realty Trust, Inc.	216,047	4,048,721
Industrial Logistics Properties Trust	62,487	229,952
InvenTrust Properties Corp.	65,986	1,633,813
JBG SMITH Properties	85,412	1,300,825
Kite Realty Group Trust	207,629	4,646,737
LTC Properties, Inc.	42,131	1,453,520
LXP Industrial Trust (REIT)	278,806	2,542,711
National Health Investors, Inc.	40,180	2,721,391
Net Lease Office Properties	14,061	346,182
NETSTREIT Corp.	59,264	954,150
NexPoint Diversified Real Estate Trust	33,370	184,536
NexPoint Residential Trust, Inc.	21,899	865,229
One Liberty Properties, Inc.	17,180	403,386
Orion Office (REIT), Inc.	55,883	200,620
Outfront Media, Inc.	86,088	1,231,058
Paramount Group, Inc.	176,131	815,487
Peakstone Realty Trust	35,074	371,784
Pebblebrook Hotel Trust	114,057	1,568,284
Phillips Edison & Co., Inc.	100,905	3,300,603
Piedmont Office Realty Trust, Inc. Class A	119,801	868,557
Plymouth Industrial REIT, Inc.	40,643	868,947
Postal Realty Trust, Inc. Class A	16,904	225,330
PotlatchDeltic Corp.	75,928	2,990,804
Retail Opportunity Investments Corp.	120,335	1,495,764
RLJ Lodging Trust	147,976	1,425,009
Sabra Health Care REIT, Inc.	221,034	3,403,924
Safehold, Inc.	49,470	954,276
Saul Centers, Inc.	1,683	61,884
Service Properties Trust	159,262	818,607
SITE Centers Corp.	182,855	2,651,398
SL Green Realty Corp.	63,380	3,589,843
Summit Hotel Properties, Inc.	104,060	623,319
Sunstone Hotel Investors, Inc.	196,995	2,060,568
Tanger, Inc.	62,602	1,697,140
Terreno Realty Corp.	91,233	5,399,169
The Macerich Co.	206,188	3,183,543
UMH Properties, Inc.	53,741	859,319
Uniti Group, Inc.	228,253	666,499
Universal Health Realty Income Trust (SBI)	2,740	107,244
Urban Edge Properties	115,485	2,133,008
Veris Residential, Inc.	75,362	1,130,430
Whitestone REIT	48,937	651,351
Xenia Hotels & Resorts, Inc.	98,565	1,412,436
		112,629,006
Real Estate Management & Development - 0.9%
American Realty Investments, Inc. (a)(b)	1,298	18,432
Anywhere Real Estate, Inc. (a)	92,171	305,086
Cushman & Wakefield PLC (a)	217,219	2,259,078
Digitalbridge Group, Inc.	110,809	1,518,083
Forestar Group, Inc. (a)	16,061	513,791
FRP Holdings, Inc. (a)	12,522	357,127
Kennedy-Wilson Holdings, Inc.	106,990	1,039,943
Marcus & Millichap, Inc.	22,422	706,741
Maui Land & Pineapple, Inc. (a)	833	18,368
Newmark Group, Inc. Class A	130,499	1,335,005
Offerpad Solutions, Inc. Class A (a)	8,295	36,664
Opendoor Technologies, Inc. Class A (a)	557,757	1,026,273
RE/MAX Holdings, Inc. Class A	16,283	131,892
Star Holdings (a)	11,236	135,506
Stratus Properties, Inc. (a)	5,062	127,664
Tejon Ranch Co. (a)	19,534	333,250
The RMR Group, Inc. Class A	15,379	347,565
Transcontinental Realty Investors, Inc. (a)	1,141	31,640
		10,242,108
TOTAL REAL ESTATE		122,871,114
UTILITIES - 5.0%
Electric Utilities - 1.3%
Allete, Inc.	54,958	3,426,631
Genie Energy Ltd. Class B	6,983	102,091
Hawaiian Electric Industries, Inc.	104,488	942,482
MGE Energy, Inc.	19,669	1,469,668
Otter Tail Corp.	21,695	1,900,265
PNM Resources, Inc.	84,754	3,132,508
Portland General Electric Co.	95,899	4,146,673
		15,120,318
Gas Utilities - 1.9%
Brookfield Infrastructure Corp. A Shares	113,667	3,826,031
Chesapeake Utilities Corp.	20,956	2,225,527
New Jersey Resources Corp.	92,842	3,968,067
Northwest Natural Holding Co.	35,891	1,296,024
ONE Gas, Inc.	53,264	3,400,906
RGC Resources, Inc.	8,115	165,952
Southwest Gas Holdings, Inc.	57,667	4,058,603
Spire, Inc.	51,286	3,114,599
		22,055,709
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	71,760	281,299
Ormat Technologies, Inc.	50,929	3,651,609
Sunnova Energy International, Inc. (a)(b)	102,485	571,866
		4,504,774
Multi-Utilities - 0.8%
Avista Corp.	74,250	2,569,793
Black Hills Corp.	64,867	3,527,467
NorthWestern Energy Corp.	58,428	2,926,074
Unitil Corp.	15,186	786,483
		9,809,817
Water Utilities - 0.6%
American States Water Co.	15,359	1,114,603
California Water Service Group	40,347	1,956,426
Consolidated Water Co., Inc.	11,068	293,745
Middlesex Water Co.	14,572	761,533
Pure Cycle Corp. (a)	19,110	182,501
SJW Group	30,474	1,652,300
York Water Co.	11,879	440,592
		6,401,700
TOTAL UTILITIES		57,892,318
TOTAL COMMON STOCKS (Cost $1,112,067,758)		1,146,512,872

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $153,826)	155,000	153,830

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	4,791,362	4,792,321
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	39,991,499	39,995,498
TOTAL MONEY MARKET FUNDS (Cost $44,787,819)		44,787,819

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $1,157,009,403)	1,191,454,521
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(39,341,215)
NET ASSETS - 100.0%	1,152,113,306

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	46	Sep 2024	4,749,500	63,439	63,439

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $153,830.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $71,356 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,009,758	368,591,903	365,809,375	117,919	35	-	4,792,321	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	52,540,381	237,111,928	249,656,811	985,107	-	-	39,995,498	0.2%
Total	54,550,139	605,703,831	615,466,186	1,103,026	35	-	44,787,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	32,809,618	32,809,618	-	-
Consumer Discretionary	114,259,969	114,259,969	-	-
Consumer Staples	25,816,297	25,816,297	-	-
Energy	104,959,550	104,959,550	-	-
Financials	307,954,067	307,954,067	-	-
Health Care	106,078,527	105,976,744	72,788	28,995
Industrials	143,641,600	143,641,600	-	-
Information Technology	69,807,630	69,807,630	-	-
Materials	60,422,182	60,422,182	-	-
Real Estate	122,871,114	122,871,114	-	-
Utilities	57,892,318	57,892,318	-	-

U.S. Government and Government Agency Obligations	153,830	-	153,830	-

Money Market Funds	44,787,819	44,787,819	-	-
Total Investments in Securities:	1,191,454,521	1,191,198,908	226,618	28,995
Derivative Instruments: Assets
Futures Contracts	63,439	63,439	-	-
Total Assets	63,439	63,439	-	-
Total Derivative Instruments:	63,439	63,439	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	63,439	0
Total Equity Risk	63,439	0
Total Value of Derivatives	63,439	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $38,151,476) - See accompanying schedule:
Unaffiliated issuers (cost $1,112,221,584)	$1,146,666,702
Fidelity Central Funds (cost $44,787,819)	44,787,819

Total Investment in Securities (cost $1,157,009,403)		$1,191,454,521
Segregated cash with brokers for derivative instruments		256,505
Cash		175,693
Receivable for investments sold		259,501,066
Receivable for fund shares sold		1,787,371
Dividends receivable		1,789,718
Distributions receivable from Fidelity Central Funds		97,080
Receivable for daily variation margin on futures contracts		15,129
Other receivables		82
Total assets		1,455,077,165
Liabilities
Payable for investments purchased	$208,055,476
Payable for fund shares redeemed	54,865,117
Accrued management fee	47,768
Collateral on securities loaned	39,995,498
Total liabilities		302,963,859
Net Assets		$1,152,113,306
Net Assets consist of:
Paid in capital		$1,138,347,877
Total accumulated earnings (loss)		13,765,429
Net Assets		$1,152,113,306
Net Asset Value, offering price and redemption price per share ($1,152,113,306 ÷ 48,261,331 shares)		$23.87
Statement of Operations
		Year ended June 30, 2024
Investment Income
Dividends		$20,619,327
Interest		9,743
Income from Fidelity Central Funds (including $985,107 from security lending)		1,103,026
Total income		21,732,096
Expenses
Management fee	$487,130
Independent trustees' fees and expenses	3,008
Interest	17,964
Miscellaneous	25,804
Total expenses before reductions	533,906
Expense reductions	(1,577)
Total expenses after reductions		532,329
Net Investment income (loss)		21,199,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,118,589
Redemptions in-kind	33,642,050
Fidelity Central Funds	35
Futures contracts	(155,865)
Total net realized gain (loss)		35,604,809
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,532,373
Futures contracts	692
Total change in net unrealized appreciation (depreciation)		45,533,065
Net gain (loss)		81,137,874
Net increase (decrease) in net assets resulting from operations		$102,337,641
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,199,767	$20,495,276
Net realized gain (loss)	35,604,809	(18,360,955)
Change in net unrealized appreciation (depreciation)	45,533,065	46,223,187
Net increase (decrease) in net assets resulting from operations	102,337,641	48,357,508
Distributions to shareholders	(20,400,767)	(30,079,235)

Share transactions
Proceeds from sales of shares	585,215,613	318,203,406
Reinvestment of distributions	16,744,037	24,216,686
Cost of shares redeemed	(431,989,211)	(268,975,234)

Net increase (decrease) in net assets resulting from share transactions	169,970,439	73,444,858
Total increase (decrease) in net assets	251,907,313	91,723,131

Net Assets
Beginning of period	900,205,993	808,482,862
End of period	$1,152,113,306	$900,205,993

Other Information
Shares
Sold	25,464,870	14,384,346
Issued in reinvestment of distributions	720,127	1,074,926
Redeemed	(18,850,764)	(12,214,236)
Net increase (decrease)	7,334,233	3,245,036

Financial Highlights
Fidelity® Small Cap Value Index Fund

Years ended June 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$22.00	$21.46	$28.18	$16.52	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.50	.52	.44	.37	.37
Net realized and unrealized gain (loss)	1.87	.81	(4.69)	11.59	(3.72)
Total from investment operations	2.37	1.33	(4.25)	11.96	(3.35)
Distributions from net investment income	(.50)	(.42)	(.44) D	(.30)	(.12)
Distributions from net realized gain	-	(.38)	(2.03) D	-	(.02)
Total distributions	(.50)	(.79) E	(2.47)	(.30)	(.13) E
Net asset value, end of period	$23.87	$22.00	$21.46	$28.18	$16.52
Total Return F,G	10.83%	6.14%	(16.30)%	73.10%	(16.89)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05%	.05%	.05%	.05%	.05% J
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05% J
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05% J
Net investment income (loss)	2.18%	2.37%	1.77%	1.56%	2.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,152,113	$900,206	$808,483	$736,509	$139,586
Portfolio turnover rate K	37 % L	33%	38%	60%	74% J

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2024

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Growth Index Fund	980,934,272	170,508,019	(40,044,175)	130,463,844
Fidelity Mid Cap Value Index Fund	726,525,331	204,353,201	(48,683,081)	155,670,120
Fidelity Small Cap Growth Index Fund	655,511,917	113,410,154	(60,631,524)	52,778,630
Fidelity Small Cap Value Index Fund	1,171,131,047	155,017,485	(134,694,011)	20,323,474

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Mid Cap Growth Index Fund	2,695,709	-	(27,948,481)	130,463,841
Fidelity Mid Cap Value Index Fund	9,026,881	22,156,928	-	155,670,120
Fidelity Small Cap Growth Index Fund	5,130,090	-	(49,365,513)	52,778,622
Fidelity Small Cap Value Index Fund	8,264,165	-	(14,822,209)	20,323,474

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Mid Cap Growth Index Fund	(27,948,481)	-	(27,948,481)
Fidelity Small Cap Growth Index Fund	(32,301,193)	(17,064,320)	(49,365,513)
Fidelity Small Cap Value Index Fund	-	(14,822,209)	(14,822,209)

Due to large subscriptions in a prior period, Fidelity Small Cap Growth Index Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

June 30, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Growth Index Fund	5,052,417	-	5,052,417
Fidelity Mid Cap Value Index Fund	16,377,481	-	16,377,481
Fidelity Small Cap Growth Index Fund	4,416,179	-	4,416,179
Fidelity Small Cap Value Index Fund	20,400,767	-	20,400,767

June 30, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Growth Index Fund	4,150,490	-	4,150,490
Fidelity Mid Cap Value Index Fund	15,937,291	5,985,102	21,922,393
Fidelity Small Cap Growth Index Fund	2,541,670	-	2,541,670
Fidelity Small Cap Value Index Fund	16,062,244	14,016,991	30,079,235

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	807,973,474	455,255,363
Fidelity Mid Cap Value Index Fund	325,994,824	334,074,402
Fidelity Small Cap Growth Index Fund	401,714,437	268,804,554
Fidelity Small Cap Value Index Fund	608,231,820	363,368,335

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	1,781,348	26,543,179	51,124,694
Fidelity Mid Cap Value Index Fund	1,606,118	28,625,666	42,208,795
Fidelity Small Cap Growth Index Fund	715,990	13,238,375	18,221,957
Fidelity Small Cap Value Index Fund	2,260,128	33,642,050	53,949,254
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Growth Index Fund	Borrower	13,713,000	5.57%	10,607
Fidelity Mid Cap Value Index Fund	Borrower	7,029,429	5.57%	30,429
Fidelity Small Cap Growth Index Fund	Borrower	15,779,333	5.57%	7,320
Fidelity Small Cap Value Index Fund	Borrower	9,680,417	5.57%	17,964

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Growth Index Fund	4,578	4,928	27,029
Fidelity Mid Cap Value Index Fund	27,551	303	-
Fidelity Small Cap Growth Index Fund	96,407	14,742	180,429
Fidelity Small Cap Value Index Fund	102,311	17,370	185,447
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Index Fund	416,000	5.83%	472
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Growth Index Fund	959
Fidelity Mid Cap Value Index Fund	59
Fidelity Small Cap Growth Index Fund	2,934
Fidelity Small Cap Value Index Fund	1,577
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (two of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the "Funds") as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the four years in the period ended June 30, 2024 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the four years in the period ended June 30, 2024 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Value Index Fund	$22,156,928
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Growth Index Fund
August 2023 December 2023	98% 88%
Fidelity Mid Cap Value Index Fund
August 2023 December 2023	83% 75%
Fidelity Small Cap Growth Index Fund
August 2023 December 2023	78% 60%
Fidelity Small Cap Value Index Fund
August 2023 December 2023	69% 60%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Growth Index Fund
August 2023 December 2023	99.91% 93.12%
Fidelity Mid Cap Value Index Fund
August 2023 December 2023	87.12% 80.81%
Fidelity Small Cap Growth Index Fund
August 2023 December 2023	79.61% 67.08%
Fidelity Small Cap Value Index Fund
August 2023 December 2023	77.47% 68.41%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Growth Index Fund
August 2023 December 2023	0.09% 6.16%
Fidelity Mid Cap Value Index Fund
August 2023 December 2023	12.89% 19.20%
Fidelity Small Cap Growth Index Fund
August 2023 December 2023	2.48% 5.25%
Fidelity Small Cap Value Index Fund
August 2023 December 2023	22.10% 28.87%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Mid Cap Growth Index Fund	$147,355
Fidelity Mid Cap Value Index Fund	$106,552
Fidelity Small Cap Growth Index Fund	$78,458
Fidelity Small Cap Value Index Fund	$92,728

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9896342.104
C06-ANN-0824
Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2025 Fund

Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Income 2025 Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Municipal Bonds - 96.6%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Black Belt Energy Gas District Series 2022 C1, 5.25% 6/1/25	500,000	504,920
Arizona - 2.1%
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	253,442
Series 2017 B, 5% 7/1/25	250,000	254,157
TOTAL ARIZONA		507,599
California - 2.1%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	86,839
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	151,756
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	271,707
TOTAL CALIFORNIA		510,302
Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	191,666
Connecticut - 11.0%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	177,911
Series 2016 D, 5% 8/15/25	330,000	336,541
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	40,594
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	405,547
Series 2022 M, 5% 7/1/25	175,000	176,277
Series K1, 5% 7/1/25	280,000	280,955
Series K3, 5% 7/1/25	200,000	200,682
Series N, 5% 7/1/25	50,000	49,883
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	942,810
TOTAL CONNECTICUT		2,611,200
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	76,022
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	254,039
TOTAL DISTRICT OF COLUMBIA		330,061
Florida - 6.7%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	507,060
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	96,574
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	208,146
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	438,446
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	40,677
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	203,405
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	101,171
TOTAL FLORIDA		1,595,479
Georgia - 3.6%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/25 (b)	50,000	50,659
Series 2023 G, 5% 7/1/25 (b)	800,000	810,542
TOTAL GEORGIA		861,201
Illinois - 8.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	100,480
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	252,535
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	146,019
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	203,107
Series 2016, 5% 5/15/25	250,000	252,460
Series 2019, 5% 9/1/25	200,000	199,397
Illinois Gen. Oblig. Series 2023 D, 5% 7/1/25	200,000	202,718
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	101,074
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	180,815
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	259,932
TOTAL ILLINOIS		1,898,537
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	53,958
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	25,397
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	303,855
TOTAL INDIANA		383,210
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	102,053
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	303,639
TOTAL KENTUCKY		405,692
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	100,480
Maine - 2.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	466,148
Series 2017 B, 4% 7/1/25	100,000	100,247
TOTAL MAINE		566,395
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	151,888
Massachusetts - 5.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	251,087
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,080
Series 2015:
5% 7/1/25	40,000	40,547
5% 7/1/25 (Escrowed to Maturity)	110,000	111,558
Series 2016 I, 5% 7/1/25	50,000	50,487
Series 2019 K, 5% 7/1/25	50,000	50,683
Series 2019, 5% 7/1/25	170,000	171,290
Series 2022, 5% 7/1/25	125,000	125,790
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	253,513
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	303,989
TOTAL MASSACHUSETTS		1,369,024
Michigan - 3.4%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	300,240
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	151,977
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	100,906
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	251,064
TOTAL MICHIGAN		804,187
Missouri - 3.9%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	375,604
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	253,073
Series 2019 C, 5% 7/1/25	290,000	294,250
TOTAL MISSOURI		922,927
Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	60,873
New Hampshire - 1.4%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	50,560
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	203,523
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	71,031
TOTAL NEW HAMPSHIRE		325,114
New Jersey - 4.9%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	202,679
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	106,228
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,212
Series 2016 E, 5% 7/1/25	50,000	50,620
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	401,945
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	200,000	202,046
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	132,744
Series 2016 A, 5% 6/15/25	40,000	40,575
TOTAL NEW JERSEY		1,152,049
New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	30,079
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	256,204
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	100,632
Series 2018, 5% 1/1/25	15,000	15,035
TOTAL NEW YORK		401,950
Ohio - 4.2%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	151,958
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	142,275
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	201,017
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	202,931
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	192,373
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	101,249
TOTAL OHIO		991,803
Oregon - 2.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	199,501
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	425,535
TOTAL OREGON		625,036
Pennsylvania - 10.3%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	609,752
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	29,914
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	101,897
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	124,907
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/25	105,000	105,056
5% 7/1/25 (Escrowed to Maturity)	20,000	20,303
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	111,025
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	50,585
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	449,059
Series 2015:
5% 6/15/25	165,000	167,476
5% 6/15/25 (Escrowed to Maturity)	35,000	35,524
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	50,777
Series 2017 B, 5% 7/1/25 (b)	210,000	212,355
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	20,323
Series 2018 A, 5% 9/1/25	50,000	50,807
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	303,685
TOTAL PENNSYLVANIA		2,443,445
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	100,837
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024, 5% 6/1/25	65,000	65,887
Tennessee - 2.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	253,919
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,137
Series 2017, 5% 4/1/25	265,000	266,347
TOTAL TENNESSEE		535,403
Texas - 0.9%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	202,400
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	30,336
Vermont - 2.8%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	303,144
Series 2019 A, 5% 6/15/25 (b)	105,000	105,757
Series 2020 A, 5% 6/15/25 (b)	250,000	251,802
TOTAL VERMONT		660,703
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	125,543
Washington - 4.2%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	469,250
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	156,408
Washington Health Care Facilities Auth. Rev. Series 2015, 5% 8/15/25	355,000	359,283
TOTAL WASHINGTON		984,941
Wisconsin - 2.1%
Pub. Fin. Auth. Hosp. Rev. Series 2016, 5% 6/1/25	180,000	181,531
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	40,300
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,126
Series 2017 A:
5% 4/1/25	155,000	156,475
5% 9/1/25 (Escrowed to Maturity)	100,000	101,657
TOTAL WISCONSIN		490,089
TOTAL MUNICIPAL BONDS (Cost $23,241,118)		22,911,177

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (d)(e) (Cost $289,026)	288,968	289,026

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $23,530,144)	23,200,203
NET OTHER ASSETS (LIABILITIES) - 2.2%	527,232
NET ASSETS - 100.0%	23,727,435

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	504,000	1,308,196	1,523,139	11,610	(31)	-	289,026	0.0%
Total	504,000	1,308,196	1,523,139	11,610	(31)	-	289,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	22,911,177	-	22,911,177	-

Money Market Funds	289,026	289,026	-	-
Total Investments in Securities:	23,200,203	289,026	22,911,177	-
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,241,118)	$22,911,177
Fidelity Central Funds (cost $289,026)	289,026

Total Investment in Securities (cost $23,530,144)		$23,200,203
Cash		80,138
Receivable for fund shares sold		95,008
Interest receivable		370,551
Distributions receivable from Fidelity Central Funds		651
Other receivables		60
Total assets		23,746,611
Liabilities
Payable for fund shares redeemed	$2,434
Distributions payable	8,095
Accrued management fee	5,951
Transfer agent fee payable	1,985
Distribution and service plan fees payable	711
Total liabilities		19,176
Net Assets		$23,727,435
Net Assets consist of:
Paid in capital		$24,245,536
Total accumulated earnings (loss)		(518,101)
Net Assets		$23,727,435

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,420,858 ÷ 344,877 shares)(a)		$9.92
Maximum offering price per share (100/97.25 of $9.92)		$10.20
Municipal Income 2025 :
Net Asset Value, offering price and redemption price per share ($15,954,466 ÷ 1,608,410 shares)		$9.92
Class I :
Net Asset Value, offering price and redemption price per share ($4,352,111 ÷ 438,701 shares)		$9.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended June 30, 2024
Investment Income
Interest		$556,766
Income from Fidelity Central Funds		11,610
Total income		568,376
Expenses
Management fee	$73,069
Transfer agent fees	24,359
Distribution and service plan fees	8,450
Independent trustees' fees and expenses	79
Total expenses before reductions	105,957
Expense reductions	(78)
Total expenses after reductions		105,879
Net Investment income (loss)		462,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(31,461)
Fidelity Central Funds	(31)
Total net realized gain (loss)		(31,492)
Change in net unrealized appreciation (depreciation) on investment securities		330,097
Net gain (loss)		298,605
Net increase (decrease) in net assets resulting from operations		$761,102
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$462,497	$445,816
Net realized gain (loss)	(31,492)	(84,707)
Change in net unrealized appreciation (depreciation)	330,097	(204,924)
Net increase (decrease) in net assets resulting from operations	761,102	156,185
Distributions to shareholders	(462,511)	(445,770)

Share transactions - net increase (decrease)	(1,596,350)	902,522
Total increase (decrease) in net assets	(1,297,759)	612,937

Net Assets
Beginning of period	25,025,194	24,412,257
End of period	$23,727,435	$25,025,194

Financial Highlights
Fidelity Advisor® Municipal Income 2025 Fund Class A

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$9.91	$10.59	$10.35	$10.29
Income from Investment Operations
Net investment income (loss) A,B	.166	.150	.135	.146	.166
Net realized and unrealized gain (loss)	.120	(.110)	(.680)	.241	.060
Total from investment operations	.286	.040	(.545)	.387	.226
Distributions from net investment income	(.166)	(.150)	(.135)	(.147)	(.166)
Total distributions	(.166)	(.150)	(.135)	(.147)	(.166)
Net asset value, end of period	$9.92	$9.80	$9.91	$10.59	$10.35
Total Return C,D	2.94%	.41%	(5.18)%	3.75%	2.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.68%	1.52%	1.31%	1.39%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$3,421	$3,367	$3,309	$3,550	$3,510
Portfolio turnover rate G	6%	6%	7%	6%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Municipal Income 2025 Fund

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$9.91	$10.59	$10.35	$10.29
Income from Investment Operations
Net investment income (loss) A,B	.190	.174	.161	.173	.193
Net realized and unrealized gain (loss)	.120	(.110)	(.680)	.240	.059
Total from investment operations	.310	.064	(.519)	.413	.252
Distributions from net investment income	(.190)	(.174)	(.161)	(.173)	(.192)
Total distributions	(.190)	(.174)	(.161)	(.173)	(.192)
Net asset value, end of period	$9.92	$9.80	$9.91	$10.59	$10.35
Total Return C	3.20%	.66%	(4.95)%	4.01%	2.47%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.93%	1.77%	1.56%	1.64%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$15,954	$16,925	$15,820	$17,136	$14,596
Portfolio turnover rate F	6%	6%	7%	6%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Income 2025 Fund Class I

Years ended June 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$9.91	$10.59	$10.36	$10.29
Income from Investment Operations
Net investment income (loss) A,B	.190	.175	.161	.173	.192
Net realized and unrealized gain (loss)	.120	(.111)	(.680)	.230	.070
Total from investment operations	.310	.064	(.519)	.403	.262
Distributions from net investment income	(.190)	(.174)	(.161)	(.173)	(.192)
Total distributions	(.190)	(.174)	(.161)	(.173)	(.192)
Net asset value, end of period	$9.92	$9.80	$9.91	$10.59	$10.36
Total Return C	3.20%	.66%	(4.95)%	3.91%	2.57%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.93%	1.77%	1.56%	1.64%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$4,352	$4,733	$5,284	$5,827	$5,512
Portfolio turnover rate F	6%	6%	7%	6%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended June 30, 2024

1. Organization.
Fidelity Municipal Income 2025 Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Municipal Income 2025 and Class I shares, each of which has equal rights as to assets and voting privileges. Class A and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 28, 2024, the Fund was closed to all new investments other than dividend and capital gain reinvestments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,819
Gross unrealized depreciation	$(333,760)
Net unrealized appreciation (depreciation)	$(329,941)
Tax Cost	$23,530,144

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$36
Undistributed ordinary income	$-
Capital loss carryforward	$(188,197)
Net unrealized appreciation (depreciation) on securities and other investments	$(329,941)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(75,156)
Long-term	(113,041)
Total capital loss carryforward	$(188,197)

The tax character of distributions paid was as follows:

	June 30, 2024	June 30, 2023
Tax-exempt Income	462,511	445,770
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2025 Fund	1,441,755	2,399,743
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. The Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Municipal Income 2025 Fund
Class A	.25%	8,450	6,928

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	8

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of class-level average net assets for each class of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	3,380.10
Municipal Income 2025	16,447.10
Class I	4,532.10
	24,359

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Municipal Income 2025 Fund	-	125,287	13

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $78.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$56,895	$50,842
Municipal Income 2025	318,052	306,564
Class I	87,564	88,364
Total	$462,511	$445,770
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	8,930	15,519	$87,693	$153,021
Reinvestment of distributions	5,768	5,176	56,795	50,815
Shares redeemed	(13,456)	(11,080)	(131,235)	(108,045)
Net increase (decrease)	1,242	9,615	$13,253	$95,791
Municipal Income 2025
Shares sold	139,265	607,812	$1,370,484	$5,979,425
Reinvestment of distributions	21,705	21,478	213,747	210,879
Shares redeemed	(279,813)	(498,993)	(2,758,178)	(4,892,485)
Net increase (decrease)	(118,843)	130,297	$(1,173,947)	$1,297,819
Class I
Shares sold	6,191	63,655	$61,159	$631,309
Reinvestment of distributions	8,372	8,582	82,428	84,261
Shares redeemed	(58,818)	(122,582)	(579,243)	(1,206,658)
Net increase (decrease)	(44,255)	(50,345)	$(435,656)	$(491,088)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund.	47%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2025 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Municipal Income 2025 Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends were free from federal income tax, and 23.90% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.926259.113
DMI-ANN-0824
Fidelity® SAI Municipal Bond Index Fund

Annual Report
June 30, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Municipal Bond Index Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Municipal Bonds - 99.7%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Alabama Fed. Aid Hwy. Fin. Auth. Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,692
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	29,852
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	51,897
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	51,176
Series 2017 B1, 3.25% 9/1/31	45,000	42,408
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,000
Series 2017 B, 3% 7/1/35	30,000	27,418
TOTAL ALABAMA		248,443
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,089
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	68,609
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	61,577
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	57,068
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,034
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	178,559
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	110,485
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	95,528
Series 2017 D, 5% 7/1/25	20,000	20,333
Series 2019 B:
5% 7/1/33 (b)	110,000	115,975
5% 7/1/44 (b)	40,000	41,175
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	30,407
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	98,247
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,353
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	145,000	149,805
Series 2015 A, 5% 12/1/32	25,000	25,292
Series 2017 A, 5% 1/1/28	55,000	58,609
Series 2022 A, 5% 1/1/32	145,000	164,422
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1:
5% 12/1/32	20,000	21,276
5.25% 12/1/24	15,000	15,070
5.25% 12/1/26	15,000	15,489
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	97,010
TOTAL ARIZONA		1,506,412
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	153,770
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,170
TOTAL ARKANSAS		188,940
California - 19.3%
Alameda Unified School District Gen. Oblig. Series 2024 B, 4% 8/1/52	35,000	34,925
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	90,000	59,891
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	31,112
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	68,342
Series 2017 S7:
4% 4/1/34	50,000	50,337
4% 4/1/42	10,000	9,993
4% 4/1/47	45,000	44,175
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A, 5% 10/1/32	95,000	110,235
Beaumont Calif Pub. Impt. Auth. W Series 2018 A, 5% 9/1/49 (Assured Guaranty Muni. Corp. Insured)	175,000	182,383
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	92,558
California Dept. of Wtr. Resources:
Series 2019 A, 5% 12/1/34	90,000	99,026
Series AV, 4% 12/1/31	10,000	10,166
Series BA, 5% 12/1/32	5,000	5,519
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	11,946
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,940
Series T1, 5% 3/15/39	20,000	24,162
California Gen. Oblig.:
Series 2012, 3.5% 9/1/32	45,000	44,850
Series 2013, 4% 4/1/43	40,000	39,501
Series 2014:
4% 11/1/44	10,000	9,820
5% 10/1/28	10,000	10,031
5% 8/1/35	20,000	20,021
5% 10/1/39	25,000	25,063
Series 2015:
3.25% 3/1/32	100,000	98,225
4% 3/1/45	100,000	100,011
5% 8/1/26	30,000	30,303
5% 8/1/26	20,000	20,372
5% 9/1/26	40,000	40,804
5% 9/1/28	50,000	50,961
5% 8/1/29	20,000	20,348
5% 8/1/30	50,000	50,453
5% 8/1/45	30,000	30,306
Series 2016:
3% 9/1/33	30,000	28,949
4% 9/1/36	100,000	100,371
5% 9/1/25	25,000	25,553
5% 9/1/26	15,000	15,578
5% 9/1/30	20,000	20,669
5% 9/1/45	10,000	10,256
Series 2017 A, 5% 8/1/26	65,000	67,402
Series 2017:
4% 8/1/27	55,000	55,514
4% 11/1/36	20,000	20,220
4% 8/1/37	25,000	25,229
5% 8/1/27	30,000	31,693
5% 11/1/27	150,000	159,164
Series 2018, 5% 10/1/39	110,000	112,449
Series 2019:
3% 10/1/36	50,000	46,132
4% 4/1/25	5,000	5,031
4% 4/1/49	100,000	99,543
5% 4/1/25	10,000	10,135
5% 4/1/27	5,000	5,249
5% 11/1/27	90,000	95,499
5% 4/1/28	225,000	240,173
5% 11/1/34	80,000	86,049
5% 4/1/35	85,000	85,000
5% 4/1/37	75,000	75,000
5% 4/1/45	60,000	63,617
Series 2020:
3% 11/1/35	220,000	208,703
4% 3/1/28	60,000	61,848
4% 3/1/37	85,000	87,604
4% 3/1/50	95,000	94,287
5% 11/1/31	80,000	89,236
Series 2021, 4% 10/1/37	80,000	82,937
Series 2022, 5% 4/1/32	205,000	234,171
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	36,757
Series 2016 B:
5% 11/15/46	15,000	15,330
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,421
Series 2018 A:
4% 11/15/42	20,000	19,781
5% 11/15/33	35,000	37,083
Series A:
4% 8/15/50	185,000	179,526
5% 8/15/47	15,000	15,263
California Infrastructure and Econ. Dev. Bank Rev.:
(California Science Ctr. Phase III Proj.) Series 2021 B, 4% 5/1/46	100,000	99,332
Series 2020 A1, 5% 4/1/33	90,000	105,121
Series 2023 A, 5% 4/1/33	75,000	87,601
Series 2023, 5% 10/1/35	90,000	104,300
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	27,547
California State Univ. Rev.:
Series 2015 A, 5% 11/1/26	15,000	15,351
Series 2016 A:
3.2% 11/1/37	15,000	14,091
5% 11/1/26	40,000	41,414
Series 2020 C, 3% 11/1/40	100,000	88,421
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	10,021
5% 1/1/32	30,000	31,925
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	49,895
Series 2018 A, 3.5% 3/1/38	155,000	147,596
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	30,011
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,070
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	60,136
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,000
Corona-Norco Unified School District Series 2014, 3% 8/1/44	125,000	103,686
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	65,968
Series 2017 B, 5% 6/1/32	45,000	47,601
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	42,979
0% 8/1/38	85,000	50,051
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	59,605
Facilities Fing. Auth. Sp (Irvine Great Park Infrastructure Proj.) Series 2023 A, 4% 9/1/58 (Build America Mutual Assurance Insured)	135,000	133,064
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	72,481
0% 8/1/33	85,000	63,794
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	26,122
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	60,499
Series 2021 A, 4% 1/15/46	15,000	14,586
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	44,780
Series 2019 A, 4% 8/1/46	30,000	29,735
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,172
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,172
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	32,384
Series 2016 B, 3% 8/1/45	30,000	24,355
Grossmont-Cuyamaca Cmnty. College District Series 2018 B, 4% 8/1/47	200,000	200,183
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	87,291
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	155,000	127,800
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	27,095
5.5% 11/15/37	30,000	34,042
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	75,851
Series B, 0% 8/1/35	90,000	60,793
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	21,211
Series 2024:
5% 8/1/33	25,000	29,231
5% 8/1/39	15,000	17,476
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,027
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,027
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	47,581
Series 2021 A, 4% 6/1/38	95,000	99,732
Series 2023 A, 5% 7/1/36	75,000	87,778
Series 2024 A, 5% 7/1/35	30,000	35,726
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	82,821
Series 2020 A, 5% 5/15/38	85,000	93,305
Series 2021 B, 5% 5/15/37	50,000	56,373
Series 2022 C, 4% 5/15/41 (b)	50,000	48,742
Series B, 5% 5/15/48	90,000	97,273
Series C, 5% 5/15/33 (b)	155,000	160,696
Series D, 5% 5/15/26 (b)	5,000	5,131
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Sereis 2014 C, 5% 7/1/29 (Pre-Refunded to 7/1/24 @ 100)	45,000	45,000
Series 2014 C, 5% 7/1/29	20,000	20,065
Series 2014 D:
5% 7/1/44	40,000	40,129
5% 7/1/44 (Pre-Refunded to 7/1/24 @ 100)	5,000	5,000
Series 2017 C, 5% 7/1/36	50,000	52,451
Series 2018 C, 5% 7/1/25	95,000	96,798
Series 2019 B, 5% 7/1/35	90,000	97,530
Series 2019 D, 5% 7/1/44	150,000	160,578
Series 2022 A, 5% 7/1/40	105,000	116,539
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,053
Series 2022 D, 5% 7/1/33	180,000	207,231
Series A:
5% 7/1/33	5,000	5,303
5% 7/1/33	55,000	57,401
Series B, 5% 7/1/37	100,000	106,489
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	40,198
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	35,773
5% 2/1/25	50,000	50,532
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,000
Series 2016 A:
5% 7/1/29	80,000	81,168
5% 7/1/40	75,000	75,968
Series 2019 A, 5% 7/1/28	20,000	21,494
Series 2021 A, 5% 7/1/25	125,000	127,254
Series 2023 QRR, 5% 7/1/37	40,000	46,511
Series A:
5% 7/1/29	45,000	49,277
5% 7/1/30	75,000	81,823
Series B, 5% 7/1/25	15,000	15,270
Los Angeles Wastewtr. Sys. Rev. Series 2022 A, 5% 6/1/47	85,000	93,445
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,383
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/36	85,000	93,348
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	15,895
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	31,680
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	46,028
Series 2017, 0% 8/1/39	5,000	2,739
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	21,741
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	41,237
0% 8/1/32	100,000	76,973
0% 8/1/33	15,000	11,128
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	216,801
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,006
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	129,016
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	20,709
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,192
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	35,152
Series B, 0% 8/1/41	190,000	95,149
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2021 A:
4% 10/1/48	100,000	99,450
4% 10/1/51	100,000	97,932
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	52,156
Sacramento County Sanitation District Fing. Auth. Rev. Series 2021, 5% 12/1/32	100,000	116,078
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	103,424
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	15,783
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,214
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	178,348
Series 2019 A, 5% 7/1/34	75,000	82,303
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016 A, 5% 5/15/39	100,000	102,753
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/43	325,000	342,104
5.25% 8/1/47	10,000	10,568
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	10,000	10,678
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	10,896
Series 2017 I, 4% 7/1/47	15,000	14,705
Series 2017 J, 5% 7/1/30	80,000	84,591
Series 2021 N2, 4% 7/1/46	25,000	25,171
Series 2024 ZR5A, 5% 7/1/39	20,000	23,448
Series B, 3.25% 7/1/48	80,000	69,129
Series C, 0% 7/1/43	40,000	18,598
Series R1, 0% 7/1/30	35,000	28,690
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	41,514
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1, 4% 8/1/30	125,000	131,089
Series A1, 5% 8/1/47	45,000	46,706
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	20,677
Series 2019 A, 5% 5/1/49 (b)	25,000	25,516
Series 2019 E, 5% 5/1/34 (b)	125,000	131,873
Series 2020 A, 4% 5/1/39 (b)	35,000	34,461
Series 2020 B, 4% 5/1/39	100,000	102,935
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	35,159
San Francisco City & County Gen. Oblig. Series 2022 R1:
5% 6/15/32	70,000	80,659
5% 6/15/34	75,000	86,423
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	145,979
San Francisco Muni. Trans. Agcy. Series 2021 C, 4% 3/1/46	200,000	197,395
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	20,274
Series 2016, 5% 11/1/31	100,000	104,020
Series 2020 A, 5% 11/1/50	30,000	32,204
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,588
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	42,266
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,733
Series 2021 A, 4% 1/15/50	30,000	28,946
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	70,153
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	25,892
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	58,834
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	47,773
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	47,305
0% 9/1/41 (d)	10,000	10,405
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	38,941
Series 2019 A, 3% 5/1/42	100,000	84,719
Series 2021 A, 3% 5/1/39	100,000	89,949
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	34,413
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	54,090
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	10,000	10,731
Southern CA Pub. Pwr. Auth. So Series 2023 1, 5% 7/1/35	100,000	116,715
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	35,520
Series A, 5.25% 11/1/26	30,000	30,698
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P, 5% 5/15/41	135,000	149,975
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/25	70,000	71,057
Series 2016, 5% 5/15/35	15,000	15,399
Series 2017 AV:
5% 5/15/35	50,000	52,398
5% 5/15/47	110,000	113,848
Series 2017 AY, 5% 5/15/25	50,000	50,755
Series 2017 M:
5% 5/15/31	140,000	146,674
5% 5/15/32	35,000	36,668
Series 2020 BE:
4% 5/15/47	115,000	114,160
5% 5/15/43	15,000	16,196
Series 2022 BK, 5% 5/15/32	115,000	131,562
Series 2022 S, 5% 5/15/36	125,000	142,343
Series 2023 BM, 5% 5/15/27	100,000	105,617
Series I, 5% 5/15/28	10,000	10,138
Series M, 5% 5/15/36	20,000	20,926
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	9,069
West Contra Costa Unified School District:
Series 2020 E, 4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	75,000	74,414
Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	63,058
West County Facilities Fing. Auth. Calif Series 2021, 4% 6/1/46	85,000	83,825
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	64,472
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	21,129
3% 11/1/45	75,000	61,082
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	121,436
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	78,457
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	134,565
3% 8/1/37	30,000	26,641
TOTAL CALIFORNIA		15,620,147
Colorado - 2.2%
Colorado Ctfs. of Prtn. Series 2018 A, 3.625% 12/15/36	200,000	197,982
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,777
Series 2019 A, 5% 1/1/30	105,000	114,711
Series 2019 A1:
4% 8/1/37	90,000	90,074
4% 8/1/44	10,000	9,728
5% 8/1/32	120,000	128,164
Series 2021 A, 4% 11/15/46	100,000	95,443
Colorado Springs Utils. Rev.:
Series 2018 A2, 5% 11/15/48	25,000	26,028
Series 2021 B, 4% 11/15/40	100,000	101,141
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	56,776
5% 11/15/28 (b)	30,000	31,101
5% 11/15/29 (b)	20,000	20,759
Series 2018 B, 3.5% 12/1/35	10,000	9,613
Series 2019 C, 5% 11/15/31	20,000	21,874
Series 2022 A, 5% 11/15/41 (b)	180,000	191,380
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	100,000	109,463
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	99,079
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,919
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	36,637
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	99,945
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	165,373
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	142,088
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	13,848
TOTAL COLORADO		1,788,903
Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2015 B:
3.375% 6/15/29	25,000	24,779
4% 6/15/33	110,000	110,174
Series 2016 A, 5% 3/15/26	15,000	15,449
Series 2019 A, 5% 4/15/27	15,000	15,742
Series 2020 C:
4% 6/1/30	120,000	125,413
4% 6/1/31	25,000	26,075
Series 2021 B, 3% 6/1/39	60,000	53,189
Series A:
4% 1/15/25	60,000	60,211
5% 3/15/28	15,000	15,143
Series D:
4% 8/15/31	45,000	45,275
5% 4/15/26	25,000	25,786
Series E:
3.375% 10/15/36	20,000	19,143
5% 9/15/25	25,000	25,536
5% 10/15/25	20,000	20,457
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	44,365
5% 7/1/25	100,000	100,351
Series R, 3.375% 7/1/37	10,000	9,435
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	10,000	9,346
Series 2020 A1, 3.5% 11/15/45	140,000	137,145
Series 2022 A1, 3.5% 11/15/51	95,000	92,803
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A:
5% 8/1/28	60,000	60,886
5% 8/1/33	95,000	96,298
Series 2015 B, 5% 8/1/27	55,000	55,819
Series 2016 A, 5% 9/1/31	25,000	25,740
Series 2018 A, 5% 1/1/27	20,000	20,879
Series 2018 B, 5% 10/1/35	175,000	185,739
Series 2021 A, 5% 5/1/28	135,000	144,293
Series A, 4% 9/1/35	55,000	55,150
Series B, 5% 10/1/33	15,000	15,942
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	26,558
TOTAL CONNECTICUT		1,663,121
Delaware - 0.9%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,860
Series 2020 A, 5% 1/1/30	115,000	127,327
Series 2023 A:
5% 5/1/32	85,000	97,700
5% 5/1/35	100,000	116,372
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	57,350
5% 10/1/32	65,000	70,652
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	232,958
TOTAL DELAWARE		708,219
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	65,223
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 2016 A, 5% 6/1/32	40,000	41,194
Series 2017 A, 5% 6/1/29	10,000	10,530
Series 2019 A, 5% 10/15/28	90,000	97,016
Series 2021 D:
4% 2/1/40	110,000	112,350
5% 2/1/31	95,000	106,333
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	48,519
Series 2020 B, 5% 10/1/31	90,000	101,733
Series 2023 C, 5% 10/1/32	110,000	126,070
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	25,782
5% 4/1/32	120,000	123,606
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	30,000	30,095
5% 10/1/28	25,000	25,079
Series 2016 A, 5% 10/1/31	50,000	51,384
Series 2019 A, 5% 10/1/44	30,000	31,735
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	95,000	88,522
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	7,544
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	47,763
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	51,406
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	11,391
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	23,400
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,045
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (b)	20,000	20,067
5% 10/1/29 (b)	50,000	50,167
5% 10/1/44 (b)	75,000	75,251
Series 2018 A, 5% 10/1/27 (b)	40,000	41,488
Series 2019 A, 5% 10/1/39 (b)	60,000	62,669
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	41,739
Series 2017 B:
5% 7/1/26	50,000	51,662
5% 7/1/42	50,000	51,278
Series 2018, 5% 7/1/30	35,000	36,366
TOTAL DISTRICT OF COLUMBIA		1,595,184
Florida - 3.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	11,706
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (b)	35,000	35,422
Series 2017, 5% 10/1/47 (b)	70,000	70,681
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	71,166
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,917
Series 2017, 3.25% 7/1/39	70,000	63,725
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	115,000	85,673
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	55,957
Series 2019 D, 4% 6/1/30	65,000	67,608
Series C, 5% 6/1/25	15,000	15,233
Series D, 4% 6/1/32	50,000	50,448
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	45,553
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2021 A, 2% 11/1/38	190,000	139,637
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B:
3% 7/1/43	30,000	25,192
3% 7/1/44	200,000	166,362
Series 2020 B, 2% 7/1/37	55,000	41,621
Florida Gen. Oblig. Series 2021 A, 5% 7/1/29	95,000	103,803
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	61,041
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	62,209
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	20,000	18,875
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	31,255
Series 2019 A, 5% 10/1/27 (b)	10,000	10,372
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,102
Jacksonville Spl. Rev. Series 2019 A:
5% 10/1/27	20,000	21,131
5% 10/1/32	10,000	10,838
JEA Wtr. & Swr. Sys. Rev. Series 2020 A, 3% 10/1/36	120,000	108,484
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	27,468
Miami Beach Series 2019, 3.25% 5/1/49	25,000	20,533
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,028
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	128,500
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	85,107
Series 2020 A, 4% 10/1/39	70,000	70,036
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	9,267
Series 2016:
0% 10/1/31	35,000	25,579
0% 10/1/32	25,000	17,452
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	9,512
Series 2018 A, 4% 4/1/53	25,000	23,975
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,074
Series 2015 B, 5% 7/1/27	40,000	40,047
Series 2016 A, 5% 7/1/29	70,000	71,894
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,547
Series 2015 D, 3% 7/1/39	5,000	4,332
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	85,590
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	121,223
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	86,896
Series 2016 C, 5% 2/1/32	90,000	92,049
Miami-Dade County Sports Facilities:
Series 2009 A, 6.875% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	82,563
Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	19,271
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	27,203
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	35,298
Series 2017 B, 3.125% 10/1/39	20,000	17,405
Series 2019 B, 3% 10/1/49	40,000	30,072
Series 2021, 3% 10/1/40	100,000	83,951
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	51,961
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	35,417
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	50,901
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	19,799
Series 2017, 5% 10/1/27	25,000	26,334
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,673
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,245
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	46,965
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	61,495
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	13,566
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	118,615
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	45,566
TOTAL FLORIDA		3,156,420
Georgia - 2.1%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	46,926
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/32	30,000	30,373
5% 11/1/40	20,000	20,182
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	50,724
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,332
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	31,366
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	4,034
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	19,421
Series 2020 A, 5% 2/15/31	40,000	43,019
Series 2020 A, 3% 2/15/47	65,000	53,081
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	53,849
Series 2017 A:
5% 2/1/25	75,000	75,711
5% 2/1/27	10,000	10,478
Series 2017 C:
5% 7/1/27	5,000	5,282
5% 7/1/30	25,000	26,275
Series 2018 A:
3% 7/1/33	25,000	23,734
5% 7/1/27	20,000	21,127
5% 7/1/29	50,000	53,841
Series 2020 A, 5% 8/1/31	50,000	55,746
Series 2021 A, 5% 7/1/33	100,000	113,028
Series 2022 A, 4% 7/1/42	100,000	102,244
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	14,043
Series 2020 A, 3.15% 12/1/44	15,000	12,384
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	17,880
Series 2017 A, 3.65% 12/1/32	15,000	14,887
Series 2017 B, 3.2% 12/1/32	20,000	18,847
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	108,934
Series 2021 A, 5% 1/1/56	80,000	82,257
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	120,000	81,049
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	60,314
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	27,112
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	57,073
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	29,097
Series 2019 A, 3.125% 7/1/46	5,000	4,176
Series 2021 E2, 5% 7/1/24	25,000	25,000
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	11,512
Private Colleges & Univs. Auth. Rev.:
Series 2020 B, 5% 9/1/30	5,000	5,540
Series 2023, 5% 9/1/33	110,000	126,864
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev. Series 2021 A, 2.375% 1/1/31	135,000	121,277
TOTAL GEORGIA		1,669,019
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	10,117
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	19,467
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	30,997
Series 2018 FT, 5% 1/1/28	100,000	106,375
Series FH, 5% 10/1/29	25,000	25,891
Series FW, 3.5% 1/1/38	5,000	4,861
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,112
Series 2018 A, 3.375% 7/1/42	5,000	4,477
TOTAL HAWAII		217,297
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	25,837
5% 3/1/28	10,000	10,461
Series 2015 ID, 5.5% 12/1/29	25,000	25,408
TOTAL IDAHO		61,706
Illinois - 4.7%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	70,000	48,413
Series 2000, 0% 1/1/29	55,000	45,558
Series 2002 B:
5% 1/1/26	10,000	10,049
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	20,000	20,145
Series 2007 E, 5.5% 1/1/35	20,000	20,114
Series 2015 A:
5% 1/1/26	5,000	5,024
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)(Escrowed to Maturity)	10,000	10,055
5.5% 1/1/33	15,000	15,095
5.5% 1/1/39	120,000	120,378
Series 2017 A, 5.75% 1/1/33	50,000	51,968
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (b)	90,000	90,304
Series 2015 B, 5% 1/1/29	95,000	95,517
Series 2015 D, 4% 1/1/35	85,000	84,786
Series 2017 A, 5% 1/1/27	20,000	20,812
Series 2017 B, 5% 1/1/33	90,000	93,106
Series 2017 C, 5% 1/1/41	100,000	102,454
Series 2017 D, 5% 1/1/42 (b)	15,000	15,164
Series 2018 A, 4% 1/1/43 (b)	45,000	43,601
Series 2018 B:
5% 1/1/37	15,000	15,929
5% 1/1/38	100,000	105,918
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	125,289
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,192
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	35,969
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	35,000	33,654
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	61,904
Series 2016 C, 5% 2/15/34	60,000	62,190
Series 2016:
3.25% 11/15/45	20,000	16,230
4% 1/1/25	10,000	10,021
4% 12/1/31	25,000	25,030
4% 12/1/35	50,000	49,532
Series 2018 A:
5% 10/1/41	10,000	10,303
5% 10/1/48	30,000	30,655
Series 2019:
5% 7/1/27	15,000	15,813
5% 1/1/31	115,000	124,430
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	5,000	5,004
Series 2017 A, 4.5% 12/1/41	15,000	15,104
Series 2017 C, 5% 11/1/29	65,000	67,725
Series 2017 D:
3.25% 11/1/26	10,000	9,811
5% 11/1/28	60,000	62,564
Series 2018 A, 5% 10/1/25	50,000	50,892
Series 2018 B:
5% 10/1/24	30,000	30,084
5% 10/1/30	100,000	105,204
Series 2019 A, 5% 11/1/25	50,000	50,920
Series 2019 B, 5% 9/1/25	15,000	15,239
Series 2020 D, 5% 10/1/25	5,000	5,086
Series 2022 A, 5.5% 3/1/47	200,000	217,411
Series 2022, 5.25% 3/1/38	85,000	94,146
Series November 2016, 4.125% 11/1/31	10,000	10,020
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	69,170
Illinois Sales Tax Rev.:
Series 2016 A:
3% 6/15/33	25,000	23,018
3% 6/15/34	75,000	68,546
Series 2016 D:
3% 6/15/31	15,000	14,080
3% 6/15/32	20,000	18,618
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	25,000	25,179
Series 2015 B, 5% 1/1/40	55,000	55,834
Series 2016 A, 5% 12/1/31	60,000	61,079
Series 2017 A, 5% 1/1/42	50,000	52,040
Series A, 5% 1/1/45	100,000	106,316
Series B:
5% 1/1/27	35,000	36,494
5% 1/1/30	5,000	5,443
Series C, 5% 1/1/30	30,000	32,657
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	53,840
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	18,345
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	30,313
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	131,783
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,716
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	34,047
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,536
Series 2002, 0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,775
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	10,239
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A:
4% 12/1/41	135,000	133,114
5% 12/1/28	25,000	25,963
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	335,000	343,495
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	52,682
TOTAL ILLINOIS		3,820,134
Indiana - 0.5%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,275
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	50,711
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	26,878
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	50,167
Series 2021 I, 5% 10/1/27	55,000	58,162
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	4,921
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,073
5% 2/1/54	25,000	25,964
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	15,799
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	43,664
Purdue Univ. Rev. Series 2020 EE, 5% 7/1/36	80,000	87,989
TOTAL INDIANA		390,603
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	31,136
Series 2017, 5% 8/1/37	50,000	52,061
Series 2020 A, 5% 8/1/28	165,000	177,654
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	100,000	96,799
TOTAL IOWA		357,650
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	18,183
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	86,336
Series 2019 A, 4% 9/1/48	25,000	23,655
TOTAL KANSAS		128,174
Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	39,102
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	101,261
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	75,000	72,528
5% 9/1/42	25,000	25,036
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	30,996
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	46,688
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	21,947
TOTAL KENTUCKY		337,558
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series 2017 C, 5% 5/1/45	250,000	256,615
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	57,612
Series 2017 A, 5% 4/1/25	25,000	25,313
Series 2021 A, 5% 3/1/41	115,000	124,939
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	23,033
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	50,462
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	19,791
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	20,476
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	24,233
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	21,368
TOTAL LOUISIANA		623,842
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	71,090
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	163,493
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	16,543
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	84,536
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	29,362
Series 2019 1, 5% 3/15/31	55,000	59,800
Series 2019 A1, 5% 8/1/31	100,000	107,257
Series 2019, 5% 3/15/30	30,000	32,598
Series 2020 A, 5% 8/1/29	150,000	164,506
Series A, 5% 3/15/30	30,000	31,989
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	47,777
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	140,343
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	185,000	139,708
4% 7/1/40	85,000	85,703
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	148,985
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	48,208
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	139,559
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	66,918
Series 2016, 3% 6/1/46	150,000	121,143
TOTAL MARYLAND		1,628,428
Massachusetts - 2.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	10,806
Series B, 5% 7/1/33	85,000	86,260
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	148,900
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 A, 5% 7/15/40	30,000	36,309
Series 2016 I, 3% 7/1/32	25,000	23,286
Series BB1, 4% 10/1/46	30,000	29,328
Series F, 5% 8/15/24	5,000	5,006
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series 2016 A, 5% 6/15/27	55,000	56,717
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,043
Series 2016 B, 4% 7/1/33	25,000	25,168
Series 2016 G, 3% 9/1/46	40,000	32,253
Series 2017 E, 5% 11/1/24	30,000	30,153
Series 2017 F, 5% 11/1/44	5,000	5,164
Series 2019 A:
5% 1/1/38	60,000	64,218
5% 1/1/49	70,000	73,126
Series 2019 C:
5% 5/1/31	85,000	95,345
5% 5/1/41	35,000	37,234
Series 2020 D, 5% 7/1/41	55,000	59,399
Series 2020 E, 5% 11/1/25	75,000	76,746
Series 2021 B, 3% 4/1/47	150,000	120,295
Series 2022 C, 5% 10/1/47	100,000	108,119
Series 2023 A, 5% 5/1/48	110,000	119,145
Series A, 5% 7/1/31	30,000	30,954
Series B, 5% 7/1/26	25,000	25,900
Series C, 5% 5/1/30	40,000	44,233
Series D, 5% 7/1/26	30,000	31,080
Series E, 5% 11/1/45	55,000	58,887
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	80,000	69,159
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	5,000	4,759
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	76,124
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,458
Series 2018 B, 4% 2/15/40	85,000	84,996
Series A, 5% 8/15/50	10,000	10,567
Series C, 5% 11/15/34	20,000	20,746
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	72,424
TOTAL MASSACHUSETTS		1,798,307
Michigan - 0.9%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	35,719
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2018 A, 5% 7/1/27	35,000	36,773
Series 2023 A, 5% 7/1/38	35,000	39,666
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I:
5% 4/15/26	10,000	10,208
5% 10/15/28	20,000	20,708
5% 10/15/30	35,000	36,122
Series I, 5% 4/15/38	50,000	50,668
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	58,536
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,004
Series 2016, 3.25% 11/15/42	25,000	20,137
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	72,556
5% 12/1/27	25,000	26,326
Series 2010 F, 4% 11/15/47	20,000	18,777
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	29,510
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,517
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	60,621
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	50,769
5% 6/30/28 (b)	45,000	46,144
5% 12/31/31 (b)	15,000	15,492
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	10,218
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	108,070
TOTAL MICHIGAN		761,541
Minnesota - 2.1%
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/31	480,000	517,515
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,430
Minneapolis Health Care Sys. Rev. Series 2018 A, 4% 11/15/37	95,000	90,313
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	61,128
Series 2017 A, 5% 10/1/28	30,000	31,889
Series 2018 B, 3.25% 8/1/36	55,000	53,075
Series 2022 B, 5% 8/1/32	90,000	103,190
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	25,000	24,737
Series 2021 B, 4% 8/1/43	75,000	73,540
Series 2021 D, 2.45% 1/1/52	100,000	66,587
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	280,000	282,037
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	65,125
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	27,374
Rochester Independent School District #535 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2% 2/1/33	210,000	175,107
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	13,063
Series 2019, 5% 5/1/48	20,000	20,644
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	80,755
TOTAL MINNESOTA		1,722,509
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	46,282
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	78,053
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	57,239
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,280
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	106,729
TOTAL MISSISSIPPI		293,583
Missouri - 0.7%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	81,092
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	14,465
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	127,457
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	81,433
Series 2014 F, 4.25% 11/15/48	15,000	14,859
Series 2016, 5% 11/15/28	30,000	30,834
Series 2017 C:
3.625% 11/15/47	25,000	22,377
4% 11/15/49	55,000	51,725
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/40	150,000	151,650
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	34,926
TOTAL MISSOURI		610,818
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	74,285
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	20,465
TOTAL MONTANA		94,750
Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	33,639
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	76,015
Omaha Pub. Pwr. District Elec. Rev.:
Series 2015 B, 4% 2/1/39	55,000	53,869
Series 2021 B, 4% 2/1/46	125,000	123,143
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	4,976
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	37,575
TOTAL NEBRASKA		329,217
Nevada - 0.6%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	13,248
Series 2018 A, 5% 6/1/43	100,000	104,946
Series 2019 A:
5% 12/1/24	5,000	5,032
5% 12/1/28	15,000	16,190
Series 2019, 5% 6/1/25	25,000	25,382
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	52,225
Clark County Poll. Cont. Rev. Series 2010, 2.1% 6/1/31	100,000	86,124
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	25,951
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	101,107
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	43,393
TOTAL NEVADA		473,598
New Jersey - 3.2%
New Jersey Econ. Dev. Auth. Series A:
4% 11/1/37	60,000	60,644
5% 11/1/31	20,000	21,538
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	20,575
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	16,357
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	20,123
Series 2019 LLL, 5% 6/15/30	80,000	86,296
Series B, 5% 11/1/26	5,000	5,166
Series WW, 5.25% 6/15/28	45,000	45,599
Series XX, 4.375% 6/15/27	15,000	15,058
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	10,000	10,019
Series 2015 D, 5% 7/1/25	65,000	66,177
Series A, 4% 7/1/47	40,000	36,238
New Jersey Gen. Oblig. Series 2014, 4% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	15,000	15,098
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	92,583
5% 10/1/27	10,000	10,427
Series 2016, 3% 7/1/32	25,000	21,785
Series 2017 A, 4% 7/1/52	25,000	23,863
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	36,715
Series 2019 B, 3.25% 12/1/39 (b)	35,000	32,498
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	68,843
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	31,567
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	20,624
Series 2014 A:
5% 1/1/28	90,000	90,063
5% 1/1/29	5,000	5,003
Series 2016 A, 5% 1/1/33	30,000	30,589
Series 2017 A, 5% 1/1/33	70,000	72,403
Series 2017 B, 4% 1/1/35	5,000	5,065
Series 2017 E, 5% 1/1/29	10,000	10,596
Series 2021 A, 4% 1/1/51	190,000	185,427
Series 2023, 5% 1/1/33	100,000	114,847
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,963
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	4,105
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	7,313
Series 2008 A:
0% 12/15/37	5,000	2,961
0% 12/15/38	65,000	36,744
Series 2009 A, 0% 12/15/33	90,000	62,955
Series 2010 A:
0% 12/15/25	10,000	9,482
0% 12/15/27	30,000	26,393
0% 12/15/32	35,000	25,426
0% 12/15/33	110,000	76,945
Series 2015 AA:
5.25% 6/15/29	45,000	45,667
5.25% 6/15/32	5,000	5,073
Series 2016 A, 5% 6/15/30	25,000	25,604
Series 2018 A:
5% 12/15/24	20,000	20,117
5% 6/15/31	75,000	76,741
Series 2019 AA, 4.5% 6/15/49	5,000	4,975
Series 2019 B, 4% 6/15/37	160,000	161,002
Series 2019 BB, 5% 6/15/32	80,000	84,648
Series 2021 A:
5% 6/15/28	85,000	90,293
5% 6/15/30	50,000	54,542
Series A:
0% 12/15/26	70,000	63,961
4% 12/15/31	80,000	81,135
4.25% 12/15/38	95,000	96,310
Series A1, 4.1% 6/15/31	55,000	55,404
Series AA, 5.25% 6/15/27	30,000	30,430
Series BB1, 5% 6/15/34	85,000	89,829
Series C, 5.25% 6/15/32	35,000	35,207
TOTAL NEW JERSEY		2,564,011
New Mexico - 0.5%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2019 A, 3% 8/1/48	10,000	7,493
New Mexico Mtg. Fin. Auth.:
Series 2021 C, 3% 1/1/52	90,000	86,801
Series 2021 D, 3% 7/1/52	135,000	129,853
Series 2022 C, 3.95% 9/1/47	165,000	153,553
TOTAL NEW MEXICO		377,700
New York - 15.4%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	85,071
Series 2019 B:
5% 11/1/34	190,000	208,987
5% 11/1/39	60,000	65,280
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,452
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	53,821
5% 7/1/26	65,000	67,416
5% 7/1/37	5,000	5,108
Series 2017 1, 5% 7/1/25	70,000	71,226
Series 2017 A, 5% 10/1/29	35,000	36,646
Series 2018 B, 5% 10/1/38	45,000	48,025
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
5% 2/15/30	320,000	333,757
5% 2/15/39	70,000	72,514
Series 2022 A, 4% 2/15/39	50,000	50,763
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	86,584
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	113,666
Series 2016 B, 5% 9/1/46	10,000	10,193
Series 2017, 5% 9/1/47	20,000	20,550
Series 2018, 5% 9/1/35	30,000	32,128
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	71,185
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	125,394
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	44,653
Series 2013 F1, 3.5% 3/1/38	120,000	115,187
Series 2018 1, 5% 8/1/28	30,000	31,439
Series 2018 F1, 3.5% 4/1/46	135,000	118,367
Series 2019 B1, 5% 10/1/34	95,000	103,156
Series 2019 D, 5% 12/1/34	25,000	26,594
Series 2019 E, 5% 8/1/34	70,000	75,308
Series 2020 A1, 5% 8/1/35	150,000	162,416
Series 2020 D, 3% 3/1/45	50,000	40,502
Series 2021 A1, 4% 8/1/50	140,000	136,735
Series B1, 5% 10/1/32	55,000	59,755
Series C, 3% 8/1/29	50,000	48,896
Series E, 5% 8/1/26	25,000	25,919
Series J, 5% 8/1/24	35,000	35,035
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	58,705
Series 2016 I1A, 3.95% 11/1/36	10,000	9,864
Series 2017 C1, 3.65% 11/1/47	100,000	87,335
Series 2020 A, 2.55% 8/1/40	110,000	84,319
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	99,651
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	24,657
Series 2019 E1, 3.25% 11/1/49	30,000	24,127
Series 2021 G, 2.15% 11/1/36	165,000	128,896
Series 2021 K1, 2.45% 11/1/41	130,000	96,023
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	130,729
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	10,519
0% 3/1/44	90,000	35,888
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	5,656
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	8,916
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	5,000	5,072
Series 2016 CC1, 4% 6/15/38	25,000	24,988
Series 2017 DD, 5.25% 6/15/47	60,000	61,765
Series 2018 AA, 5% 6/15/37	25,000	25,991
Series 2018 FF, 5% 6/15/40	210,000	220,759
Series 2020 BB, 3% 6/15/49	105,000	81,544
Series 2020 GG2, 5% 6/15/29	135,000	143,009
Series BB, 5% 6/15/49	90,000	94,375
Series CC:
4% 6/15/42	15,000	14,748
5% 6/15/30	25,000	27,255
Series EE, 5% 6/15/34	45,000	45,875
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	100,897
5% 7/15/43	75,000	75,366
Series 2015 S2, 5% 7/15/40	80,000	81,058
Series 2018 S3, 3.625% 7/15/47	125,000	112,958
Series 2018 S4, 5% 7/15/31	10,000	10,628
Series 2020 S1, 3% 7/15/49	50,000	38,893
Series 2022 S1A, 5% 7/15/32	100,000	114,449
Series S1, 5% 7/15/27	55,000	55,494
Series S4, 5.25% 7/15/35	35,000	37,519
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	55,067
Series 2016 A, 5% 5/1/40	105,000	106,987
Series 2016 E, 5% 2/1/37	130,000	132,515
Series 2016 E1, 5% 2/1/35	120,000	122,488
Series 2016 F3, 3.25% 2/1/42	50,000	44,605
Series 2017 B, 4% 8/1/37	50,000	50,006
Series 2018 A2, 5% 8/1/39	55,000	56,947
Series 2018 B1, 3.375% 8/1/45	65,000	56,821
Series 2018 C3, 4% 5/1/44	10,000	9,817
Series 2019 A, 5% 8/1/40	75,000	78,756
Series 2019 B1, 4% 11/1/43	50,000	49,087
Series 2019 C, 4% 11/1/37	70,000	70,559
Series 2021 A:
3% 11/1/37	115,000	105,423
5% 11/1/31	80,000	88,992
Series 2022 A1:
5% 11/1/25	150,000	153,532
5% 11/1/28	175,000	188,508
Series 2022 F, 5% 2/1/26	50,000	51,408
Series 2023 E1, 5% 11/1/32	105,000	119,901
Series 2023 F1, 5.25% 2/1/47	160,000	176,756
Series A, 4% 11/1/35	20,000	20,614
Series B, 4% 8/1/39	5,000	5,028
Series B1, 5% 11/1/37	100,000	101,593
Series C, 3.25% 11/1/43	30,000	26,232
Series C1, 4% 5/1/44	120,000	118,683
Series E, 5% 2/1/40	115,000	118,241
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	50,718
4% 4/1/28	40,000	40,782
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	135,000	94,818
0% 11/15/38	105,000	54,463
0% 11/15/44	25,000	9,159
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	22,695
5% 7/1/30	30,000	32,720
Series 2015 A:
3% 7/1/29	50,000	49,675
3.75% 7/1/46	55,000	47,972
5% 5/1/33	35,000	35,236
Series 2019 A, 4% 7/1/45	30,000	29,142
Series 2019 C, 4% 7/1/49	30,000	28,946
Series 2020 A, 4% 7/1/50	95,000	92,642
Series 2020 A2, 5% 7/1/31	25,000	28,041
Series 2021 A, 5% 7/1/26	100,000	102,637
Series 2022 A1, 4% 7/1/51	90,000	86,500
Series 2023 A, 5% 10/1/32	90,000	102,310
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	70,000	72,210
Series 2017 A:
5% 3/15/43	75,000	77,142
5% 3/15/44	15,000	15,411
Series 2018, 5% 3/15/48	25,000	25,899
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	40,048
Series 2018 A, 5% 6/15/30	30,000	32,169
Series 2019 B, 5% 6/15/31	25,000	27,389
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	41,207
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	60,000	44,124
Series 2016 A, 5% 11/15/26	35,000	36,516
Series 2017 A, 5% 11/15/47	165,000	168,944
New York Metropolitan Trans. Auth. Rev.:
Series 2015 B, 4% 11/15/45	50,000	48,057
Series 2015 D1, 5% 11/15/31	130,000	132,303
Series 2015 F, 3.25% 11/15/31	160,000	152,030
Series 2016 B, 5% 11/15/29	115,000	118,766
Series 2016 C, 4% 11/15/26	65,000	65,892
Series 2016 D, 5% 11/15/27	30,000	31,072
Series 2017 B, 5% 11/15/26	95,000	98,494
Series 2017 C1:
3.25% 11/15/36	85,000	75,732
5% 11/15/25	15,000	15,317
5% 11/15/28	35,000	37,079
Series 2017 D:
4% 11/15/42	15,000	14,752
5% 11/15/27	50,000	52,631
Series 2018 B:
5% 11/15/25	15,000	15,317
5% 11/15/26	80,000	82,942
5% 11/15/28	50,000	53,347
Series 2020 E, 5% 11/15/27	130,000	136,841
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	35,190
Series 2016:
5% 2/15/26	5,000	5,145
5% 2/15/26 (Escrowed to Maturity)	35,000	35,963
Series 2017 B, 5% 2/15/39	110,000	114,072
Series 2019 A:
5% 3/15/40	15,000	15,887
5% 3/15/42	100,000	106,914
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	31,533
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	8,902
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	48,954
Series 2019 R, 3.15% 11/1/54	5,000	3,877
Series L, 3.45% 11/1/42	15,000	13,283
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	61,822
Series 220, 2.85% 10/1/44	15,000	11,890
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	14,390
New York State Urban Dev. Corp.:
Series 2020 A, 3% 3/15/50	250,000	192,109
Series 2020 C, 3% 3/15/40	180,000	156,384
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	43,082
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	35,289
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	122,925
Series K:
5% 1/1/28	40,000	40,267
5% 1/1/29	50,000	50,321
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/31	190,000	211,971
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	15,564
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	18,394
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	108,864
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	86,289
New York Urban Dev. Corp. Rev. Series 2019 A:
5% 3/15/42	10,000	10,439
5% 3/15/44	25,000	26,001
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	80,666
5% 12/1/40	65,000	69,459
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	10,000	9,918
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,019
Triborough Brdg & Tunl Auth. Series 2023 A:
4% 5/15/48	130,000	126,148
4.125% 5/15/53	150,000	146,717
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	82,530
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	68,986
5% 11/1/31	75,000	84,989
Series 2008 B3, 5% 11/15/37	60,000	60,921
Series 2013 A:
0% 11/15/30	85,000	66,172
0% 11/15/32	90,000	64,257
Series 2016 A:
5% 11/15/41	25,000	25,396
5% 11/15/46	50,000	50,638
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A, 5% 9/1/37	135,000	144,983
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	14,502
Series 2017, 5% 12/15/41	50,000	52,154
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	71,829
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	25,719
TOTAL NEW YORK		12,425,033
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	60,759
5% 5/1/30	80,000	80,992
Series 194, 5% 10/15/30	15,000	15,292
Series 198, 5% 11/15/46	50,000	50,604
Series 2012 175, 3.25% 12/1/42	130,000	109,238
Series 2015 189, 5% 5/1/31	50,000	50,616
Series 2015 194:
4% 10/15/45	105,000	103,038
5% 10/15/34	55,000	56,027
Series 2017 205:
5% 11/15/26	110,000	114,769
5.25% 11/15/57	175,000	183,026
Series 2018 209, 5% 7/15/36	115,000	122,144
Series 2019 213, 5% 9/1/30	70,000	76,396
Series 2019 217, 5% 11/1/32	50,000	54,616
Series 202, 5% 10/15/30 (b)	30,000	30,813
Series 207, 5% 9/15/26 (b)	5,000	5,156
Series 209, 5% 7/15/31	30,000	31,966
Series 211, 4% 9/1/43	55,000	54,056
TOTAL NEW YORK AND NEW JERSEY		1,199,508
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	56,585
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	24,951
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2016 A, 4% 1/15/45	150,000	142,729
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	63,164
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,209
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	41,260
Series 2018 A, 5% 6/1/29	75,000	80,575
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	70,676
Series 2019:
5% 3/1/31	5,000	5,406
5% 3/1/32	30,000	32,436
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,412
Series 2020 B:
5% 5/1/28	50,000	53,535
5% 5/1/29	35,000	38,123
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	9,656
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/30	55,000	58,161
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	72,993
Wake County Series 2021, 5% 3/1/31	85,000	95,478
TOTAL NORTH CAROLINA		886,349
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021, 5% 12/1/27	85,000	85,809
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	36,782
Series C, 3.35% 7/1/42	20,000	17,628
TOTAL NORTH DAKOTA		140,219
Ohio - 2.5%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,782
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	26,193
Series 2020 A, 5% 12/1/35	60,000	65,113
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	91,822
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	23,531
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	30,152
Series 2018 A, 5% 4/1/30	30,000	32,360
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,011
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,244
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	86,506
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	56,154
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	58,144
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	164,719
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	85,784
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	92,760
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	35,000	36,363
Series 2015 C, 5% 11/1/28	25,000	25,345
Series 2017 C, 5% 8/1/26	20,000	20,733
Series 2017 C1, 5% 9/1/28	60,000	64,579
Series 2018 A, 5% 2/1/29	15,000	15,392
Series 2021 A, 4% 3/1/38	55,000	56,462
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	153,625
5% 1/1/33	40,000	42,230
Ohio Hosp. Rev. Series 2021 A, 3% 1/15/46	50,000	38,608
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2022 A, 3.25% 9/1/52	105,000	102,097
Series 2019 A:
3.5% 9/1/34	5,000	4,884
4% 3/1/49	10,000	9,302
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	42,083
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,438
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	13,041
Series 2013 A2, 0% 2/15/37	80,000	48,608
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2020 A, 5% 12/1/38	65,000	71,256
Series 2020 B, 4% 12/1/38	260,000	267,932
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	12,877
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	145,591
TOTAL OHIO		2,065,721
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	40,199
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	201,187
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,097
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	30,037
5% 1/1/47	30,000	30,668
Series 2017 D, 5% 1/1/26	5,000	5,134
Series 2017 E, 4% 1/1/31	100,000	100,817
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,050
TOTAL OKLAHOMA		423,189
Oregon - 0.9%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	103,052
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	37,899
0% 6/15/39	10,000	5,547
Series B, 0% 6/15/34	20,000	14,056
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,313
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 2.5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	190,000	161,341
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,184
Series 2022 A, 5% 6/1/52	110,000	114,588
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	35,693
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	79,060
West Linn-Wilsonville School District No. 3 Series 2020 A, 0% 6/15/35	165,000	105,041
TOTAL OREGON		700,774
Pennsylvania - 3.8%
Allegheny County Series C77, 5% 11/1/43	25,000	26,058
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	28,851
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	93,705
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	106,301
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	15,092
Cumberland County Muni. Auth. Rev. Series 2019, 3% 11/1/39	170,000	145,412
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	10,756
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	98,611
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,187
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	90,021
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	103,617
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	9,220
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	52,602
Pennsylvania Econ. Dev. Fing. Auth.:
(The Penndot Major Bridges Package One Proj.) Series 2022, 5.25% 6/30/53 (b)	110,000	114,114
Series 2017 A, 5% 11/15/28	85,000	89,067
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	18,946
5% 12/31/28 (b)	70,000	70,849
Pennsylvania Gen. Oblig.:
Series 2015:
4% 8/15/34	25,000	25,069
5% 8/15/32	60,000	60,915
Series 2016 2, 3% 9/15/36	15,000	13,462
Series 2016:
5% 9/15/25	100,000	102,014
5% 9/15/27	10,000	10,352
Series 2021, 5% 5/15/31	60,000	67,211
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	135,742
5% 9/1/45	135,000	135,510
5.25% 9/1/50	50,000	50,182
Series 2016 C:
3% 8/15/41	35,000	29,576
5% 8/15/25	55,000	56,028
Pennsylvania Hsg. Fin. Agcy. Series 2021 134A, 1.85% 4/1/36	100,000	74,871
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	14,223
Series 2017 125B, 3.65% 10/1/42	20,000	18,460
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	51,524
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	18,711
Series 2014 A, 5.125% 12/1/39	35,000	37,314
Series 2014 C, 5% 12/1/44	50,000	50,181
Series 2016, 5% 6/1/36	50,000	50,949
Series 2017 2, 5% 12/1/30	10,000	10,459
Series 2017 A2, 5% 12/1/28	115,000	121,295
Series 2017, 5% 12/1/40	10,000	10,325
Series 2019 A:
4% 12/1/49	100,000	94,290
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	95,685
5% 12/1/34	30,000	32,552
5% 12/1/35	35,000	37,229
Series 2019, 5% 12/1/32	10,000	10,721
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	60,427
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	44,399
Series 2017 A, 4% 9/1/42	25,000	24,186
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	153,248
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	15,000	15,262
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,457
Series 2019 A, 5% 9/1/44	25,000	25,980
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,791
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	101,704
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	92,471
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	42,146
TOTAL PENNSYLVANIA		3,081,330
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	67,938
Rhode Island - 0.4%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	85,192
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	51,595
2% 8/1/39	50,000	35,884
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 2.8% 10/1/34	145,000	129,303
TOTAL RHODE ISLAND		301,974
South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	17,944
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	85,000	72,767
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	19,399
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	25,008
Series 2014 C:
5% 12/1/29	25,000	25,027
5% 12/1/36	25,000	25,055
Series 2016 A:
3.25% 12/1/35	10,000	8,934
5% 12/1/30	80,000	81,575
Series 2022 E, 5.75% 12/1/47	200,000	222,952
Series A, 3% 12/1/41	20,000	15,763
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	46,852
TOTAL SOUTH CAROLINA		561,276
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	16,457
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,022
Series 2016 A, 4% 1/1/42	15,000	14,574
Series 2019, 4% 11/15/43	5,000	4,734
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	49,228
5% 5/1/30	80,000	88,321
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	33,092
5% 7/1/54	140,000	146,065
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,477
Series 2006 B, 5.625% 9/1/26	50,000	51,662
Series 2006 C, 5% 2/1/27	15,000	15,232
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	51,635
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	30,000	29,715
Series 2020 1A, 2.4% 1/1/44	10,000	7,133
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	51,610
TOTAL TENNESSEE		609,957
Texas - 8.1%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	52,201
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	14,091
Series 2020, 4% 2/15/48	100,000	97,251
Arlington Higher Ed. Fin. Corp. Series 2018, 4% 8/15/48	80,000	76,571
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	100,738
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,035
Series 2019, 4% 8/1/35	25,000	25,548
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	13,481
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,004
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	39,729
City of Denton Series 2017, 4% 2/15/47	15,000	14,291
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	44,326
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	39,392
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	56,141
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	48,655
Series 2020 A, 3% 2/15/35	180,000	169,875
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	79,385
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	18,309
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	98,753
Series 2020 C, 4% 10/1/49	75,000	72,445
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	139,397
Denton Independent School District Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	101,755
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	19,269
El Paso Gen. Oblig. Series 2020, 4% 8/15/45	100,000	95,622
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	30,177
Series 2019, 4% 8/15/39	35,000	35,284
Grand Parkway Trans. Corp.:
Series 2013:
5.3% 10/1/32	35,000	37,943
5.85% 10/1/48	70,000	75,433
Series 2018 A, 5% 10/1/37	40,000	42,222
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	48,404
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	54,902
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	199,655
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	35,933
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	49,957
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	105,000	100,887
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,232
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	12,400
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	10,297
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	20,000	20,939
Series 2021 A, 4% 7/1/41 (b)	110,000	107,222
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	120,000	82,672
Houston Independent School District:
Series 2016 A, 5% 2/15/31	55,000	56,402
Series 2017, 5% 2/15/27	30,000	31,407
Houston Util. Sys. Rev. Series 2020 C, 4% 11/15/49	155,000	147,683
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	44,360
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	35,009
Series 2022, 4% 2/15/41	125,000	126,642
Keller Independent School District Series 2020, 4% 2/15/44	100,000	100,025
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	72,330
Leander Independent School District Series 2016 A:
0% 8/16/44	130,000	51,342
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,486
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/44	260,000	267,360
Series 2020 A, 5% 5/15/50	55,000	58,012
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,109
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	50,517
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	100,929
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	30,182
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	40,409
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	75,000	53,661
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	59,724
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	16,461
Series 2015 A, 5% 1/1/27	100,000	100,527
Series 2018:
4.25% 1/1/49	5,000	4,904
5% 1/1/48	70,000	72,069
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	191,333
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	116,434
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	30,000	30,750
5% 2/1/32	45,000	46,030
Series 2019, 4% 2/1/28	90,000	92,237
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	21,420
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	20,766
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	52,192
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	52,386
Series 2021 A, 3% 5/15/37	115,000	106,609
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	26,185
Texas Gen. Oblig.:
Series 2016 A, 5% 4/1/30	50,000	51,401
Series 2017 B, 5% 10/1/33	35,000	36,535
Series 2018 A, 5% 10/1/26	65,000	67,562
Series 2018 B, 5% 8/1/24 (Escrowed to Maturity)	30,000	30,033
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	66,182
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	58,768
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	107,090
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,298
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C:
5% 8/15/25	65,000	65,058
5% 8/15/42	30,000	30,011
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,349
Series 2018 A, 4% 10/15/37	10,000	10,037
Series 2018 B, 4% 10/15/34	5,000	5,076
Series 2019 A, 4% 10/15/49	160,000	153,097
Series 2020:
3% 10/15/34	10,000	9,570
3% 8/1/39	300,000	268,669
5% 8/1/33	55,000	60,788
Series 2022, 5% 10/15/34	125,000	142,380
Tomball Independent School District Series 2018, 5% 2/15/41	125,000	130,870
Univ. of Houston Univ. Revs. Series 2017 C, 3.25% 2/15/41	165,000	143,862
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	65,204
Series 2016 J, 5% 8/15/26	20,000	20,728
Series 2017 B, 3.375% 8/15/44	15,000	13,357
Series 2019 A, 5% 8/15/31	15,000	16,300
Series 2021 A, 5% 8/15/31	165,000	185,519
Waller Independent School District Series 2020, 4% 2/15/50	15,000	14,466
TOTAL TEXAS		6,508,925
Utah - 0.7%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	89,753
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	99,612
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	21,066
Series 2020 A:
4% 8/1/39	65,000	65,769
5% 8/1/37	60,000	65,920
Series 2021 A1, 4% 8/1/41	80,000	80,498
Utah County Hosp. Rev. Series 2018 A, 5% 5/15/41	120,000	122,323
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,159
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	20,318
Series 2016, 4% 12/15/29	25,000	25,228
TOTAL UTAH		600,646
Virginia - 2.2%
Chesterfield County Econ. Dev. Auth. Rev. (County Mobility Projs.) Series 2024, 4% 4/1/50	20,000	19,437
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017, 5% 3/15/27	15,000	15,741
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	40,706
Series 2016:
3% 4/1/36	125,000	113,057
3% 4/1/36 (Pre-Refunded to 4/1/26 @ 100)	30,000	29,812
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	298,821
Fairfax County Indl. Dev. Auth. Series 2022, 5% 5/15/25	55,000	55,745
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	30,961
Loudoun County Gen. Oblig. Series 2023 A, 5% 12/1/29	155,000	170,943
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	33,150
Series 2021, 3% 1/1/51	50,000	37,862
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	37,268
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	31,915
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	54,560
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs) Series 2020 A, 5% 2/1/31	100,000	109,810
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,098
Series 2019 C, 5% 2/1/30	45,000	48,793
Series 2019 C, 5% 2/1/25	65,000	65,649
Series 2022 A, 5% 2/1/26	100,000	102,860
Virginia Commonwealth Trans. Board Rev. Series 2017, 3% 5/15/36	125,000	115,310
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	4,845
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	35,461
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	95,289
Series 2016 A, 3% 8/1/35	15,000	13,697
Series 2019 A, 5% 8/1/29	60,000	65,645
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	40,975
Series 2014, 4% 10/1/38	5,000	5,000
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	89,994
TOTAL VIRGINIA		1,773,404
Washington - 4.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	46,747
5% 11/1/35	65,000	67,286
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	17,974
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	76,125
Series 2016 A, 5% 7/1/28	55,000	56,961
Series 2017 A, 5% 7/1/28	95,000	100,059
Series 2018 C, 5% 7/1/33	65,000	69,358
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	45,993
Series 2021 A, 4% 1/1/26	50,000	50,613
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	33,016
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	102,275
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	225,214
Port of Seattle Rev.:
Series 2018 B, 5% 5/1/25 (b)	65,000	65,594
Series 2019, 5% 4/1/34 (b)	150,000	157,828
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	105,471
Series 2020 A, 5% 7/1/27	90,000	94,784
Series 2021 A, 4% 7/1/43	100,000	99,372
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	48,804
Tacoma Elec. Sys. Rev. Series 2021, 4% 1/1/51	135,000	129,200
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	50,943
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	113,480
Washington Gen. Oblig.:
Series 2015 B, 5% 2/1/28	40,000	40,365
Series 2015 H:
5% 7/1/26	25,000	25,207
5% 7/1/29	15,000	15,116
Series 2016 B, 5% 7/1/32	50,000	51,073
Series 2016 C, 5% 2/1/35	30,000	30,650
Series 2018 D, 5% 8/1/28	30,000	31,587
Series 2020 A:
5% 1/1/26	20,000	20,512
5% 8/1/28	230,000	247,180
Series 2020 E, 5% 6/1/45	55,000	58,461
Series 2021 A:
5% 8/1/29	75,000	81,982
5% 2/1/31	100,000	111,544
5% 8/1/43	175,000	187,762
Series 2023 RB, 5% 7/1/33	95,000	109,475
Series R 2015 C, 5% 7/1/27	25,000	25,194
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	113,596
5% 10/1/38	5,000	5,000
Series 2014 C, 4% 10/1/44	55,000	50,026
Series 2015 B, 5% 8/15/24	20,000	20,018
Series 2017 B, 3.5% 8/15/38	125,000	112,012
Series 2017, 5% 8/15/37	125,000	126,780
Series 2020, 4% 9/1/50	115,000	104,897
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	31,269
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	70,681
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,119
TOTAL WASHINGTON		3,462,603
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	18,365
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	138,202
TOTAL WEST VIRGINIA		156,567
Wisconsin - 0.8%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	45,994
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,359
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	40,947
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	4,155
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	41,683
Series 2015 1, 5% 5/1/25	70,000	70,991
Series 2016 2, 5% 11/1/29	65,000	66,897
Series 2017 2, 5% 11/1/25	65,000	66,547
Series 2022 4, 5% 5/1/31	95,000	106,667
Series 3, 5% 11/1/31	25,000	26,250
Series A, 4% 5/1/27	20,000	20,212
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,037
Series 2016 A, 3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	49,784
Series 2017 A, 5% 4/1/28	5,000	5,173
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	8,402	7,180
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	36,090
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	10,521
TOTAL WISCONSIN		613,487
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	27,142
TOTAL MUNICIPAL BONDS (Cost $83,877,572)		80,478,589

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $83,877,572)	80,478,589
NET OTHER ASSETS (LIABILITIES) - 0.3%	268,979
NET ASSETS - 100.0%	80,747,568

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	554,974	19,202,700	19,757,835	24,486	145	16	-	0.0%
Total	554,974	19,202,700	19,757,835	24,486	145	16	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	80,478,589	-	80,478,589	-

Total Investments in Securities:	80,478,589	-	80,478,589	-
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $83,877,572):		$80,478,589
Receivable for fund shares sold		155,610
Interest receivable		962,481
Distributions receivable from Fidelity Central Funds		224
Receivable from investment adviser for expense reductions		20,421
Other receivables		77
Total assets		81,617,402
Liabilities
Payable to custodian bank	$94,627
Payable for investments purchased	366,827
Payable for fund shares redeemed	166,330
Distributions payable	181,949
Accrued management fee	3,391
Audit fee payable	53,311
Other payables and accrued expenses	3,399
Total liabilities		869,834
Net Assets		$80,747,568
Net Assets consist of:
Paid in capital		$87,374,438
Total accumulated earnings (loss)		(6,626,870)
Net Assets		$80,747,568
Net Asset Value, offering price and redemption price per share ($80,747,568 ÷ 4,392,697 shares)		$18.38
Statement of Operations
		Year ended June 30, 2024
Investment Income
Interest		$2,299,203
Income from Fidelity Central Funds		24,486
Total income		2,323,689
Expenses
Management fee	$41,212
Custodian fees and expenses	4,093
Independent trustees' fees and expenses	267
Registration fees	30,157
Audit	62,857
Legal	147
Miscellaneous	565
Total expenses before reductions	139,298
Expense reductions	(81,239)
Total expenses after reductions		58,059
Net Investment income (loss)		2,265,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,027,958)
Fidelity Central Funds	145
Total net realized gain (loss)		(1,027,813)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	563,455
Fidelity Central Funds	16
Total change in net unrealized appreciation (depreciation)		563,471
Net gain (loss)		(464,342)
Net increase (decrease) in net assets resulting from operations		$1,801,288
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,265,630	$2,274,240
Net realized gain (loss)	(1,027,813)	(536,329)
Change in net unrealized appreciation (depreciation)	563,471	549,454
Net increase (decrease) in net assets resulting from operations	1,801,288	2,287,365
Distributions to shareholders	(2,222,794)	(2,239,158)

Share transactions
Proceeds from sales of shares	59,628,992	129,072,772
Reinvestment of distributions	289	289
Cost of shares redeemed	(67,272,229)	(126,565,224)

Net increase (decrease) in net assets resulting from share transactions	(7,642,948)	2,507,837
Total increase (decrease) in net assets	(8,064,454)	2,556,044

Net Assets
Beginning of period	88,812,022	86,255,978
End of period	$80,747,568	$88,812,022

Other Information
Shares
Sold	3,336,429	7,250,216
Issued in reinvestment of distributions	16	16
Redeemed	(3,783,308)	(7,116,407)
Net increase (decrease)	(446,863)	133,825

Financial Highlights
Fidelity® SAI Municipal Bond Index Fund

Years ended June 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.35	$18.33	$20.65	$20.26	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.501	.470	.330	.314	.333
Net realized and unrealized gain (loss)	.021 D	.012	(2.320)	.391	.254
Total from investment operations	.522	.482	(1.990)	.705	.587
Distributions from net investment income	(.492)	(.462)	(.330)	(.315)	(.327)
Total distributions	(.492)	(.462)	(.330)	(.315)	(.327)
Net asset value, end of period	$18.38	$18.35	$18.33	$20.65	$20.26
Total Return E,F	2.90%	2.68%	(9.74)%	3.50%	2.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.17%	.18%	.20%	.17%	.45% I
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07% I
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07% I
Net investment income (loss)	2.75%	2.57%	1.65%	1.53%	1.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$80,748	$88,812	$86,256	$90,154	$54,824
Portfolio turnover rate J	17%	17%	59%	13%	8% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended June 30, 2024

1. Organization.
Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed net investment income, which is included in Miscellaneous expense on the Statement of Operations. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$243,718
Gross unrealized depreciation	(3,571,979)
Net unrealized appreciation (depreciation)	$(3,328,261)
Tax Cost	$83,806,850

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,971
Capital loss carryforward	$(3,299,522)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,328,261)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,214,161)
Long-term	(2,085,361)
Total capital loss carryforward	$(3,299,522)

The tax character of distributions paid was as follows:

	June 30, 2024	June 30, 2023
Tax-exempt Income	$2,222,794	$2,239,158

3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	14,207,128	19,693,607

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Municipal Bond Index Fund	148
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $81,111.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $128.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the four years in the period ended June 30, 2024 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the four years in the period ended June 30, 2024 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During the fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 4.66% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity SAI Municipal Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9894029.104
MBX-ANN-0824
Fidelity® Municipal Bond Index Fund

Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Bond Index Fund
Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Municipal Bonds - 98.9%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,924
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,692
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	77,870
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	101,264
5% 11/1/39	320,000	350,606
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	150,000	161,958
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	28,279
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	151,883
Birmingham Wtrwks. Board:
Series 2016 B, 5% 1/1/30 (Pre-Refunded to 1/1/27 @ 100)	135,000	140,872
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	4,975
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	20,182
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	37,433
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	47,084
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	180,666
5% 9/1/34	130,000	133,056
Series 2017 B1, 3.25% 9/1/31	5,000	4,712
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	42,403
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	9,139
TOTAL ALABAMA		1,587,998
Alaska - 0.1%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	50,854
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	78,218
TOTAL ALASKA		129,072
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	35,207
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	66,687
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	14,702
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	127,039
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,034
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	55,202
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	179,816
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	175,973
Series 2017 D, 5% 7/1/25	15,000	15,249
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	91,221
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,353
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	46,764
Series 2016 A, 5% 1/1/27	50,000	52,263
Series 2017 A:
5% 1/1/28	100,000	106,563
5% 1/1/33	50,000	52,865
Series 2019 A, 4% 1/1/41	175,000	175,913
Series 2022 A, 5% 1/1/32	140,000	158,752
Series A:
5% 1/1/31	40,000	42,439
5% 1/1/36	40,000	41,422
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1:
5% 12/1/32	50,000	53,190
5.25% 12/1/24	10,000	10,047
5.25% 12/1/26	15,000	15,489
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	45,952
Series 2020 A, 4% 8/1/44	100,000	98,460
TOTAL ARIZONA		1,727,602
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	116,653
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,170
TOTAL ARKANSAS		151,823
California - 22.9%
Anaheim Calif Hsg. & Pub. Impt. A (Wtr. Sys. Proj.) Series 2022 A, 5% 10/1/52	525,000	542,094
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	40,377
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	170,000	113,127
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	82,742
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	43,307
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	126,922
Series A, 2.95%, tender 4/1/26 (b)	110,000	107,829
Series 2017 S7:
4% 4/1/34	95,000	95,640
4% 4/1/38	275,000	274,663
4% 4/1/47	5,000	4,908
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	86,768
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2024 A, 4% 7/1/54 (Assured Guaranty Muni. Corp. Insured)	205,000	201,264
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2022 A1, 4%, tender 8/1/28 (b)	670,000	674,249
California Dept. of Wtr. Resources:
Series 2016 AW, 4% 12/1/34	235,000	237,996
Series 2017 AX, 5% 12/1/31	435,000	464,408
Series 2020 BB, 5% 12/1/35	200,000	226,023
Series AV, 4% 12/1/31	40,000	40,663
Series BA, 5% 12/1/32	65,000	71,748
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	136,336
Series 2001 A:
0% 10/1/30	70,000	55,748
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	10,164
Series 2018 B, 5% 10/1/43	100,000	104,285
Series 2023 V3, 5% 6/1/33	175,000	205,493
Series T1, 5% 3/15/39	30,000	36,244
Series U6, 5% 5/1/45	35,000	42,152
California Gen. Oblig.:
Series 2014, 5% 10/1/28	30,000	30,092
Series 2015:
5% 8/1/26	75,000	75,757
5% 8/1/26	65,000	66,210
5% 9/1/26	20,000	20,402
5% 9/1/28	50,000	50,961
5% 8/1/29	20,000	20,348
5% 8/1/30	170,000	171,539
5% 8/1/45	40,000	40,407
5.25% 8/1/30	95,000	96,837
Series 2016:
3% 9/1/33	355,000	342,566
4% 9/1/28	110,000	111,058
4% 9/1/35	50,000	50,365
4% 9/1/36	200,000	200,742
5% 9/1/24	45,000	45,115
5% 9/1/26	160,000	166,165
5% 8/1/27	45,000	46,564
5% 9/1/30	15,000	15,502
5% 9/1/32	50,000	51,553
5% 9/1/45	10,000	10,256
Series 2017 A, 5% 8/1/26	80,000	82,957
Series 2017:
3.5% 8/1/27	25,000	25,206
4% 8/1/37	25,000	25,229
5% 11/1/25	175,000	179,439
5% 11/1/27	75,000	79,582
5% 11/1/27	65,000	68,971
5% 11/1/31	100,000	105,595
5% 8/1/33	100,000	102,988
Series 2018, 5% 10/1/48	100,000	105,146
Series 2019:
3% 10/1/33	70,000	66,423
3% 10/1/34	50,000	46,809
3% 10/1/37	190,000	173,934
4% 4/1/25	45,000	45,275
5% 4/1/25	105,000	106,413
5% 10/1/25	175,000	179,152
5% 4/1/27	10,000	10,499
5% 4/1/29	140,000	152,215
5% 4/1/30	100,000	108,506
5% 4/1/35	5,000	5,000
5% 4/1/36	75,000	75,000
Series 2020:
2% 11/1/36	60,000	46,886
3% 3/1/28	50,000	49,324
3% 11/1/35	250,000	237,163
3% 11/1/41	185,000	159,891
3% 11/1/50	25,000	19,820
4% 3/1/28	40,000	41,232
4% 3/1/29	175,000	182,184
4% 3/1/50	40,000	39,700
5% 11/1/27	50,000	53,055
5% 11/1/31	295,000	329,057
5% 3/1/32	50,000	55,213
5% 3/1/32	50,000	55,213
5% 3/1/35	220,000	242,600
Series 2021:
4% 12/1/24	100,000	100,280
5% 9/1/31	230,000	260,054
5% 12/1/31	265,000	300,705
Series 2023, 5% 9/1/33	145,000	168,762
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	145,407
Series 2013 A, 4% 3/1/43	35,000	32,163
Series 2015, 5% 11/15/26	50,000	51,143
Series 2016 A:
3% 10/1/41	50,000	43,184
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	110,216
Series 2016 B:
5% 11/15/46	15,000	15,330
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,421
Series 2017 A:
5% 11/15/26	275,000	287,908
5% 11/1/27	40,000	42,548
Series 2017 A2, 5% 11/1/47	70,000	81,586
Series 2018 A:
4% 11/15/42	65,000	64,287
5% 11/15/26	35,000	36,325
5% 11/15/33	25,000	26,488
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/44	170,000	180,502
California Infrastructure & Econ. Dev. Bank Rev. Series 2003 A, 5% 7/1/29 (Pre-Refunded to 1/1/28 @ 100)	165,000	175,348
California Infrastructure and Econ. Dev. Bank Rev.:
(California Science Ctr. Phase III Proj.) Series 2021 B, 4% 5/1/46	200,000	198,664
Series 2016:
5% 10/1/26	15,000	15,532
5% 10/1/29	25,000	25,813
Series 2017, 5% 10/1/29	405,000	428,239
Series 2018, 5% 10/1/26	25,000	26,117
Series 2020 A1, 5% 4/1/32	225,000	259,314
Series 2022 A, 5% 10/1/52	20,000	21,928
Series 2023 A:
5% 4/1/33	30,000	35,040
5% 11/1/36	65,000	75,475
5% 11/1/38	55,000	63,217
Series 2023:
5% 10/1/32	25,000	29,029
5% 10/1/35	15,000	17,383
Series 2024, 5% 10/1/35	15,000	17,620
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	61,839
5% 12/31/47 (c)	100,000	100,895
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	18,365
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2020 B, 4% 3/1/45	175,000	176,172
Series 2022 C, 5% 8/1/28	50,000	53,685
Series 2021 C, 4% 11/1/38	260,000	268,175
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	20,477
5% 11/1/33	105,000	107,325
5% 11/1/43	40,000	40,732
Series 2016 A:
3.125% 11/1/36	155,000	145,242
5% 11/1/26	45,000	46,591
5% 11/1/45	125,000	127,735
Series 2017 A, 5% 11/1/25	100,000	102,378
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	101,772
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	40,085
5% 1/1/32	20,000	21,283
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	27,073
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	85,371
Series 2017 A, 5% 4/1/47	55,000	56,026
Series 2018 A, 3.5% 3/1/38	125,000	119,029
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	202,027
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	21,149
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	20,007
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,070
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	8,018
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	144,993
Desert Cmnty. College District Series 2024, 4% 8/1/42	90,000	92,062
Downey Unified School District Series 2019 B, 3.625% 8/1/42	355,000	338,397
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	65,968
Series 2017 B, 5% 6/1/27	5,000	5,293
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	118,192
0% 8/1/38	65,000	38,275
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	55,020
Facilities Fing. Auth. Sp (Irvine Great Park Infrastructure Proj.) Series 2023 A, 4% 9/1/58 (Build America Mutual Assurance Insured)	160,000	157,705
Foothill-De Anza Cmnty. College District:
Series 2003 B, 0% 8/1/25	5,000	4,832
Series 2007, 0% 8/1/36 (AMBAC Insured)	200,000	133,239
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	36,953
0% 1/1/29 (Escrowed to Maturity)	195,000	169,796
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	74,460
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	29,735
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	150,189
Garden Grove Calif Pub. Fing. Auth. Series 2024 A, 4% 4/1/54	65,000	63,495
Glendale Elec. Rev. Series 2024, 5% 2/1/49	85,000	93,028
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	100,821
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	20,344
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,172
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,172
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	142,405
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,096
Series 2016 B, 3% 8/1/45	20,000	16,237
Hayward Unified School District Gen. Oblig. Series 2019 A, 4% 8/1/48	200,000	195,011
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	143,733
Livermore Valley Joint Unified School District Series 2019, 4% 8/1/46	190,000	188,597
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	27,095
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,109
Series 2016, 3% 8/1/32	35,000	33,185
Series B, 0% 8/1/35	150,000	101,322
Long Beach Wtr. Rev. Series 2024, 4% 5/1/54	155,000	151,647
Los Angeles Cmnty. College District:
Series 2017 J:
4% 8/1/36	30,000	30,227
5% 8/1/28	30,000	31,817
Series 2022 L:
5% 8/1/31	100,000	113,592
5% 8/1/36	10,000	11,484
Series 2024, 5% 8/1/30	15,000	16,776
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	30,041
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,014
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	47,581
Series 2021 A, 5% 7/1/44	190,000	208,392
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/37 (c)	75,000	77,538
Series 2018 D:
5% 5/15/31 (c)	80,000	84,471
5% 5/15/34 (c)	120,000	126,758
Series 2020 A, 5% 5/15/40	20,000	21,793
Series 2021 B, 5% 5/15/40	15,000	16,682
Series 2022 I, 5% 5/15/42	285,000	317,386
Series A, 5% 5/15/36 (c)	50,000	52,705
Series B:
5% 5/15/34 (c)	10,000	10,437
5% 5/15/48	65,000	70,253
Series C, 5% 5/15/33 (c)	90,000	93,307
Series D, 5% 5/15/26 (c)	65,000	66,701
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Sereis 2014 C, 5% 7/1/29 (Pre-Refunded to 7/1/24 @ 100)	30,000	30,000
Series 2014 C, 5% 7/1/29	10,000	10,032
Series 2014 D:
5% 7/1/44	40,000	40,129
5% 7/1/44 (Pre-Refunded to 7/1/24 @ 100)	5,000	5,000
Series 2015 A, 3.25% 7/1/31	100,000	97,575
Series 2016 A:
5% 7/1/40	125,000	127,509
5% 7/1/46	70,000	71,237
Series 2017 A, 5% 7/1/28	5,000	5,239
Series 2020 A, 5% 7/1/27	135,000	142,715
Series 2022 A, 5% 7/1/40	275,000	305,222
Series 2023 B, 5% 7/1/36	30,000	34,566
Series 2023 E:
5% 7/1/38	35,000	40,310
5% 7/1/39	35,000	40,180
Series 2024 B, 5% 7/1/38	140,000	162,258
Series A, 5% 7/1/31	15,000	15,982
Series B, 5% 7/1/30	55,000	59,753
Series C, 5% 7/1/37	25,000	27,273
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,053
Series 2016 B, 5% 7/1/29	50,000	51,218
Series 2022 B:
4% 7/1/49	140,000	137,825
5% 7/1/28	430,000	463,292
Series 2023 A, 5% 7/1/42	15,000	16,927
Series 2024 A, 5% 7/1/35	15,000	17,601
Series A:
5% 7/1/33	25,000	26,513
5% 7/1/33	20,000	20,873
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	490,000	492,430
Los Angeles Solid Waste Resources Rev. Series 2023 A:
5% 2/1/33	20,000	23,338
5% 2/1/37	25,000	29,063
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	40,000	40,000
Series 2016 A, 5% 7/1/40	30,000	30,387
Series 2017 A, 5% 7/1/26	175,000	181,471
Series 2018 B1:
5% 7/1/33	125,000	132,991
5.25% 7/1/42	50,000	52,950
Series 2019 A, 5% 7/1/28	130,000	139,709
Series 2020 C:
4% 7/1/32	25,000	26,296
5% 7/1/30	60,000	66,803
Series 2020 RYQ, 5% 7/1/27	65,000	68,676
Series 2020, 5% 7/1/25	10,000	10,180
Series 2021 A, 5% 7/1/25	75,000	76,352
Series 2021 RYRR, 5% 7/1/31	15,000	16,957
Series 2022 QRR:
5% 7/1/35	40,000	46,098
5% 7/1/42	15,000	16,834
Series 2023 QRR:
5% 7/1/33	110,000	127,710
5% 7/1/36	15,000	17,503
5% 7/1/43	25,000	28,167
Series A:
5% 7/1/24	5,000	5,000
5% 7/1/29	15,000	16,426
5% 7/1/30	50,000	54,548
Series B, 5% 7/1/25	90,000	91,623
Series C, 5% 7/1/28	55,000	55,057
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/33	85,000	98,406
5% 10/1/34	15,000	17,316
Marin Healthcare District Series 2017 A:
3% 8/1/37	170,000	149,024
4% 8/1/47	135,000	132,056
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2020 A:
5% 7/1/27	140,000	148,455
5% 10/1/33	55,000	60,495
Series 2020 C, 5% 7/1/39	225,000	249,246
Series 2022 A, 5% 10/1/34	200,000	231,566
Montebello Unified School District Series A, 5% 8/1/41	50,000	51,283
Mount Diablo Unified School District Series 2022 B, 4% 8/1/36	250,000	263,412
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	50,000	52,726
Series 2009 B, 6.5% 11/1/39	25,000	31,680
Series 2009 C, 6.5% 11/1/39	30,000	38,016
Napa Valley Unified School District Series 2019 C, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	175,000	175,045
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	151,236
Series 2017, 0% 8/1/39	495,000	271,112
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	13,045
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	60,938
Oakland Unified School District Alameda County Series 2021 A, 4% 8/1/46	205,000	201,349
Orange County Local Trans. Auth. Sales Tax Rev. Series 2019, 5% 2/15/27	195,000	205,175
Orange County Wtr. District Rev.:
Series 2017 A, 5% 8/15/29	75,000	79,302
Series 2019 C, 5% 8/15/32	150,000	166,262
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	124,720
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	25,965
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	65,000	60,201
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	170,040
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,192
Poway Unified School District Series 2011, 0% 8/1/46	190,000	69,473
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2023 A:
5% 10/1/32	190,000	219,561
5% 10/1/34	230,000	265,386
Rancho Wtr. District Fing. Auth. Rev. Series 2019 A, 4% 8/1/39	50,000	51,850
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	185,963
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	101,415
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	185,173
Riverside County Trans. Commission Sales Tax Rev. Series 2017 B, 5% 6/1/27	40,000	42,331
Sacramento Trsn Auth. Sl Tax Series 2023, 5% 10/1/33	125,000	147,499
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	65,666
0% 12/1/34 (FGIC Insured)	100,000	67,215
Sacramento County Sanitation District Fing. Auth. Rev. Series 2021:
5% 12/1/31	200,000	228,755
5% 12/1/33	15,000	17,105
Sacramento Muni. Util. District Elec. Rev.:
Series 2019 G, 5% 8/15/32	245,000	269,207
Series 2020 H, 5% 8/15/39	70,000	77,373
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	56,883
San Bernardino Cmnty. College District:
Series 2008 E, 4.125% 8/1/49	40,000	40,232
Series B, 0% 8/1/48	5,000	1,754
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,214
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	51,612
San Diego County Wtr. Auth. Rev. Series 2022 A, 5% 5/1/47	140,000	155,208
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	30,000	31,705
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	83,919
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,339
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	27,239
5.25% 7/1/28 (Escrowed to Maturity)	5,000	5,423
Series 2008 E, 0% 7/1/49	125,000	42,124
Series 2009 1:
0% 7/1/30	30,000	24,693
0% 7/1/30 (Escrowed to Maturity)	20,000	16,490
Series 2017 K2, 0% 7/1/31	430,000	332,428
Series 2022 F2, 5% 7/1/42	90,000	100,639
Series 2023 SR 3A, 5% 7/1/35	15,000	17,572
Series A, 0% 7/1/31	15,000	11,945
Series C, 0% 7/1/43	10,000	4,650
Series R1, 0% 7/1/30	35,000	28,690
Series R4, 5% 7/1/28	70,000	71,268
Series R5, 5% 7/1/26	50,000	51,967
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	4,151
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	9,923
Series 2019 B1, 3% 8/1/49	200,000	159,288
Series 2022 D1, 4.125% 8/1/52	195,000	196,023
Series A1, 5% 8/1/47	80,000	83,033
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	25,846
Series 2017 A, 5% 5/1/47 (c)	40,000	40,533
Series 2017 D, 5% 5/1/25 (c)	105,000	106,217
Series 2019 A, 5% 5/1/49 (c)	25,000	25,516
Series 2019 D:
5% 5/1/26	135,000	139,571
5% 5/1/34	325,000	355,644
5% 5/1/39	30,000	32,428
Series 2019 E, 5% 5/1/34 (c)	175,000	184,622
Series 2020 A, 4% 5/1/39 (c)	15,000	14,769
Series 2023 C, 5.75% 5/1/48 (c)	275,000	307,058
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	30,136
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	135,057
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,206
Series 2020 A, 5% 11/1/50	185,000	198,590
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/26 (Escrowed to Maturity)	30,000	28,589
0% 1/1/28 (Escrowed to Maturity)	200,000	179,088
0% 1/1/28 (Escrowed to Maturity)	35,000	31,395
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,400
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	95,946
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	70,153
San Jose Gen. Oblig. (Rfdg., Libraries, Parks and Pub. Safety Projs.) Series 2019 C, 5% 9/1/30	265,000	290,623
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	20,714
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	94,949
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	135,204
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	15,924
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	52,024
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	177,238
Series 2019 A, 3.125% 5/1/47	225,000	183,831
Santa Clara Unified School District:
Series 2019, 4% 7/1/48	35,000	34,413
Series 2023, 4% 7/1/40	160,000	165,897
Santa Clara Valley Trans. Auth. Series 2023 A, 5% 4/1/33	185,000	216,551
Santa Clara Valley Wtr. District Series 2016 A, 5% 6/1/33	75,000	76,823
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	106,362
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	142,601
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	62,844
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	40,000	42,926
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	184,768
Series B, 3% 8/1/41	5,000	4,296
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	30,698
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	67,443
State Ctr. Cmnty. College District Series 2020 B, 2.25% 8/1/45	250,000	169,338
Sunnyvale Calif Fin. Auth. Lease (Civic Ctr. Proj.) Series 2020, 4% 4/1/50	380,000	377,057
Sweetwater Union High School District Series 2016, 4% 8/1/42	350,000	350,090
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	211,815
Twin Rivers Unified School District Series 2016:
0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	61,288
4% 8/1/43 (Assured Guaranty Muni. Corp. Insured)	400,000	397,782
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P, 4% 5/15/53	235,000	229,231
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	126,148
Series 2016, 5% 5/15/35	135,000	138,592
Series 2017 M, 5% 5/15/32	75,000	78,575
Series 2018 O:
4% 5/15/48	165,000	162,538
5% 5/15/58	105,000	109,616
Series 2020 BE, 5% 5/15/31	235,000	261,103
Series 2021 Q, 5% 5/15/35	250,000	281,381
Series 2023 BN, 5% 5/15/30	150,000	166,729
Series 2023 BQ, 5% 5/15/35	50,000	57,962
Series 2024 BS, 5% 5/15/44	20,000	22,534
Series 2024 BV, 5% 5/15/38	20,000	23,231
Series AY, 5% 5/15/28	20,000	21,093
Series I:
5% 5/15/25	50,000	50,755
5% 5/15/28	40,000	40,551
Series M, 5% 5/15/36	80,000	83,704
Series O, 4% 5/15/29	25,000	25,932
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	81,355
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	83,396
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,512
0% 8/1/28	60,000	52,233
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	120,348
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	106,232
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	36,501
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	148,022
3% 8/1/37	35,000	31,082
TOTAL CALIFORNIA		37,658,465
Colorado - 1.8%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	95,972
Series 2021 A, 4% 12/15/38	285,000	289,346
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	77,330
Series 2016 B, 5% 11/15/30	150,000	154,356
Series 2018 A, 4% 11/15/48	100,000	95,549
Series 2019 A, 5% 11/1/29	35,000	37,235
Series 2019 A1:
4% 8/1/37	75,000	75,062
4% 8/1/39	85,000	83,623
4% 8/1/44	55,000	53,506
5% 8/1/26	60,000	61,704
Series 2021 A, 4% 11/15/50	20,000	18,911
Series 2022 A, 4% 5/15/52	190,000	180,802
Colorado Springs Utils. Rev.:
Series 2018 A2, 5% 11/15/48	25,000	26,028
Series 2021 B, 4% 11/15/40	20,000	20,228
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (c)	30,000	31,101
Series 2018 A:
5% 12/1/25 (c)	115,000	117,129
5% 12/1/36 (c)	60,000	66,965
Series 2018 B, 3.5% 12/1/35	15,000	14,420
Series 2019 C, 5% 11/15/31	30,000	32,810
Series 2022 A, 5% 11/15/41 (c)	245,000	260,490
Series 2022 D, 5% 11/15/42 (c)	165,000	174,786
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	165,000	180,614
Denver Convention Ctr. Hotel Auth. Series 2017, 5% 12/1/26	50,000	50,929
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,881
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,279
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,318
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	52,735
Series 2020 A, 5% 9/1/35	15,000	16,396
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	73,224
Park Creek Metropolitan District Series 2015 A, 5% 12/1/45	445,000	445,520
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	85,000	78,470
TOTAL COLORADO		2,918,719
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2015 B, 3.375% 6/15/29	25,000	24,779
Series 2016 A, 5% 3/15/26	30,000	30,897
Series 2017 A, 5% 4/15/27	25,000	26,236
Series 2018 D, 5% 4/15/27	105,000	110,193
Series 2019 A, 5% 4/15/27	25,000	26,236
Series 2020 C, 4% 6/1/31	30,000	31,290
Series 2021 B:
3% 6/1/29	90,000	87,235
3% 6/1/39	440,000	390,052
3% 6/1/40	100,000	86,643
4% 6/1/31	65,000	68,299
Series A, 5% 3/15/28	35,000	35,334
Series D:
4% 8/15/31	15,000	15,092
5% 4/15/26	25,000	25,786
Series E:
3.375% 10/15/36	30,000	28,715
5% 9/15/25	30,000	30,643
5% 10/15/25	30,000	30,686
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	217,381
Series 2019 A:
4% 7/1/34	30,000	29,577
5% 7/1/33	135,000	138,253
Series 2020 A, 5% 7/1/30	50,000	53,024
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	14,019
Series 2018 A, 3.5% 5/15/33	5,000	4,849
Series 2020 C1, 2.05% 5/15/37	75,000	58,920
Series B1, 3.45% 11/15/41	5,000	4,597
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 5/1/26	150,000	154,948
Series 2015 B, 5% 8/1/26	110,000	111,807
Series 2016 A, 5% 9/1/31	5,000	5,148
Series 2018 A, 5% 1/1/27	35,000	36,538
Series 2018 B, 5% 10/1/28	120,000	129,212
Series 2020 A, 5% 5/1/30	200,000	220,464
Series 2021 A, 4% 5/1/37	35,000	35,920
Series A:
4% 9/1/35	145,000	145,395
5% 9/1/30	60,000	61,766
Series B:
5% 10/1/33	10,000	10,628
5% 10/1/36	85,000	90,076
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	26,558
TOTAL CONNECTICUT		2,597,196
Delaware - 0.5%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	4,000	3,907
Series 2020 A, 5% 1/1/30	255,000	282,334
Series 2021, 5% 2/1/29	45,000	49,012
Series 2023 A, 5% 5/1/34	150,000	174,925
Series 2024 A, 5% 5/1/35	35,000	41,292
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	148,154
5% 10/1/32	15,000	16,304
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	48,720
TOTAL DELAWARE		764,648
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2016 A:
4% 6/1/36	400,000	401,409
5% 6/1/32	40,000	41,194
Series 2017 A, 5% 6/1/29	45,000	47,384
Series 2017 D:
5% 6/1/28	100,000	105,380
5% 6/1/42	35,000	36,235
Series 2019 A:
5% 10/15/31	80,000	87,136
5% 10/15/40	295,000	314,331
5% 10/15/44	15,000	15,902
Series 2021 D, 5% 2/1/31	60,000	67,158
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	115,033
District of Columbia Income Tax Rev.:
Series 2019 C:
5% 10/1/29	180,000	197,310
5% 10/1/33	205,000	224,541
Series 2020 C, 4% 5/1/40	195,000	197,506
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	190,236
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	25,782
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	20,000	20,063
5% 10/1/28	50,000	50,158
Series 2019 A, 5% 10/1/44	130,000	137,518
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	41,931
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	15,089
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,776
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	26,579
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	46,800
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,180
Series 2019 218, 4% 10/1/44	100,000	97,419
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (c)	40,000	40,134
5% 10/1/44 (c)	105,000	105,351
Series 2018 A, 5% 10/1/27 (c)	65,000	67,418
Series 2021 A, 4% 10/1/41 (c)	205,000	199,760
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,435
Series 2017 B, 5% 7/1/42	70,000	71,789
TOTAL DISTRICT OF COLUMBIA		3,013,937
Florida - 4.7%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	180,000	179,699
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	35,422
Series 2019 A, 5% 10/1/49 (c)	100,000	102,222
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	74,913
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	201,288
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/34	215,000	220,296
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	44,475
4% 7/1/40	20,000	19,669
Series 2017, 3.375% 7/1/42	70,000	62,101
Series 2019 B, 5% 7/1/44	125,000	130,432
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	273,954
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/51	225,000	213,704
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	67,161
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	55,957
Series 2018 B, 4% 6/1/48	160,000	156,915
Series 2019 D, 4% 6/1/30	35,000	36,404
Series C, 5% 6/1/25	90,000	91,401
Series D, 4% 6/1/32	25,000	25,224
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	57,719
Series 2021 B, 2% 7/1/43	155,000	101,415
Series 2021 C, 3% 7/1/51	185,000	142,494
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	103,024
Florida Gen. Oblig. Series 2021 B, 5% 7/1/32	190,000	216,323
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	40,694
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	106,357
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	31,255
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	41,265
3.25% 8/1/49	20,000	16,549
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	80,294
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	130,811
Jacksonville Spl. Rev.:
Series 2014, 5% 10/1/28	65,000	65,158
Series 2019 A:
5% 10/1/24	85,000	85,297
5% 10/1/27	80,000	84,526
5% 10/1/29	25,000	27,253
5% 10/1/32	60,000	65,028
5% 10/1/34	100,000	108,485
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	151,957
JEA Wtr. & Swr. Sys. Rev.:
Series 2017 A, 4% 10/1/34	15,000	15,159
Series 2020 A, 3% 10/1/36	475,000	429,415
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	9,156
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	25,047
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	118,220
Miami-Dade County Series 2021 B2, 4% 10/1/43	420,000	411,014
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	20,000	20,391
Series 2020 A, 4% 10/1/39	130,000	130,067
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	60,863
0% 10/1/46	10,000	3,514
0% 10/1/47	50,000	16,591
Series 2016:
0% 10/1/31	5,000	3,654
0% 10/1/32	15,000	10,471
5% 10/1/26	145,000	150,391
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	95,119
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	55,817
Series 2015 B, 5% 7/1/27	40,000	40,047
Series 2015 D, 3% 7/1/39	10,000	8,664
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	101,228
Miami-Dade County Sports Facilities:
Series 2009 A, 6.875% 10/1/34 (Assured Guaranty Corp. Insured)	255,000	300,766
Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	4,818
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	21,762
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	75,639
Series 2017 B, 3.125% 10/1/39	5,000	4,351
Series 2019 B, 3% 10/1/49	10,000	7,518
Series 2019, 5% 10/1/46	165,000	170,608
Series 2024 A, 4.125% 10/1/50	160,000	156,379
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,392
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	63,396
Orange County Health Facilities Auth.:
Series 2016, 4% 10/1/45	65,000	63,778
Series 2022, 4% 10/1/52	85,000	81,222
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	19,799
Series 2016 B, 4% 10/1/36	30,000	29,990
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,280
Osceola County Trans. Impt. Rev. Series 2019 A2, 0% 10/1/38	55,000	28,689
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,673
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	40,980
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	102,450
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	92,242
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	57,246
Series 2021 A, 2.375% 5/1/45	375,000	256,227
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	103,524
5% 10/1/54	260,000	277,540
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	140,000	132,849
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,168
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	306,300
TOTAL FLORIDA		7,792,555
Georgia - 1.7%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	117,316
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/28	25,000	25,330
5% 11/1/29	5,000	5,067
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	30,434
5% 11/1/40	40,000	40,364
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	25,362
Series 2017 A, 5% 11/1/32	25,000	26,292
Series 2018 C, 4% 11/1/37	15,000	15,058
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	101,324
5% 7/1/26	20,000	20,664
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	18,195
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2022 A, 4% 4/1/52	70,000	68,039
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	20,911
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 5% 2/15/45	255,000	258,486
Series 2020 A, 5% 2/15/31	50,000	53,774
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	55,202
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	19,582
Series 2016 F, 5% 1/1/26	25,000	25,670
Series 2018 A:
3% 7/1/33	25,000	23,734
4% 7/1/34	155,000	159,767
5% 7/1/27	5,000	5,282
Series 2021 A, 4% 7/1/35	105,000	110,524
Series 2022 C, 5% 7/1/31	205,000	232,464
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	47,741
Series 2017 C, 3.75% 6/1/48	110,000	102,275
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	64,370
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	248,524
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	107,426
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	90,316
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	93,690
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27 (Escrowed to Maturity)	65,000	68,817
Series 2019 A, 3.125% 7/1/46	25,000	20,881
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	15,349
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	195,000	196,294
5% 9/1/30	100,000	110,809
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	107,862
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	69,733
TOTAL GEORGIA		2,802,928
Hawaii - 1.0%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	80,231
Series 2020 D, 4% 7/1/39	100,000	101,173
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	34,067
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	132,482
Series 2016 FG, 5% 10/1/30	30,000	30,997
Series 2020 C, 4% 7/1/32	470,000	486,514
Series FT:
5% 1/1/27	50,000	52,232
5% 1/1/32	65,000	68,751
Series FW, 3.5% 1/1/38	35,000	34,029
Honolulu City & County Gen. Oblig.:
Series 2015 C, 3% 10/1/28	135,000	131,978
Series A, 5% 10/1/39	100,000	101,174
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	236,747
Series 2018 A, 3.375% 7/1/42	40,000	35,813
Series 2019 A, 4% 7/1/37	100,000	101,733
TOTAL HAWAII		1,627,921
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	25,837
Series 2015 ID:
5.5% 12/1/27	60,000	60,958
5.5% 12/1/29	20,000	20,326
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	105,884
TOTAL IDAHO		213,005
Illinois - 4.6%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	105,387
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	30,400
0% 1/1/33	50,000	34,581
Series 2002 B:
5% 1/1/26	5,000	5,024
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	10,000	10,073
Series 2007 E, 5.5% 1/1/35	45,000	45,257
Series 2008 C:
0% 1/1/26 (Escrowed to Maturity)	85,000	80,349
0% 1/1/30	85,000	66,671
Series 2015 A:
5% 1/1/26	10,000	10,049
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)(Escrowed to Maturity)	5,000	5,028
5.5% 1/1/33	20,000	20,127
Series 2015 C, 5% 1/1/27	195,000	197,840
Series 2019 A, 5% 1/1/40	15,000	15,419
Series 2021 A, 4% 1/1/35	35,000	35,045
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B:
5% 1/1/28	45,000	45,240
5% 1/1/33	105,000	105,471
Series 2015 D, 5% 1/1/46	110,000	110,153
Series 2016 C, 5% 1/1/37	100,000	101,586
Series 2016 D, 5.25% 1/1/42	250,000	257,765
Series 2016 G, 5% 1/1/37 (c)	225,000	229,386
Series 2017 A, 5% 1/1/30	125,000	129,556
Series 2017 B, 5% 1/1/33	30,000	31,035
Series 2018 A, 4% 1/1/43 (c)	35,000	33,912
Series 2018 B:
5% 1/1/37	45,000	47,786
5% 1/1/38	20,000	21,184
5% 1/1/48	10,000	10,350
Series 2020 B, 5% 1/1/29	60,000	64,441
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	30,288
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,415
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	102,681
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	74,675
Series 2015, 4.125% 5/1/45	125,000	121,000
Series 2020 A, 3% 5/15/50	80,000	62,315
Series 2021 A, 5% 10/1/32	30,000	34,082
Series 2024 A:
5% 4/1/33	35,000	40,009
5.25% 4/1/45	20,000	22,437
Series 2024 B, 5% 4/1/34 (e)	15,000	17,358
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	105,243
Series 2015 A, 4% 11/15/39	565,000	537,537
Series 2016:
3.25% 5/15/39	160,000	134,902
3.25% 11/15/45	15,000	12,172
4% 1/1/25	145,000	145,308
4% 7/1/30	60,000	60,525
4% 12/1/31	25,000	25,030
4% 12/1/40	210,000	198,758
Series 2017 A, 5% 8/1/42	105,000	106,331
Series 2017, 5% 8/15/26	135,000	139,079
Series 2018 A:
5% 10/1/41	25,000	25,756
5% 10/1/48	20,000	20,437
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	55,000	55,047
Series 2016 June:
3.5% 6/1/30	210,000	201,984
3.5% 6/1/31	70,000	66,270
Series 2016:
4% 1/1/31	70,000	70,006
5% 2/1/27	140,000	144,885
5% 11/1/36	100,000	101,816
Series 2017 A, 4.5% 12/1/41	35,000	35,243
Series 2017 B, 5% 12/1/24	65,000	65,323
Series 2017 C, 5% 11/1/29	10,000	10,419
Series 2017 D:
3.25% 11/1/26	40,000	39,242
5% 11/1/26	190,000	196,138
5% 11/1/28	140,000	145,982
Series 2018 B, 5% 10/1/24	20,000	20,056
Series 2019 B, 5% 9/1/25	30,000	30,479
Series 2019 C, 4% 11/1/44	25,000	23,640
Series 2020 C, 4% 10/1/40	85,000	82,052
Series 2020 D, 5% 10/1/25	50,000	50,855
Series 2021 A:
5% 3/1/27	50,000	51,774
5% 3/1/30	160,000	171,945
5% 12/1/31	20,000	21,900
Series 2023 B, 5% 12/1/36	25,000	27,728
Series 2023 D, 5% 7/1/32	160,000	175,822
Series 2024 B, 5.25% 5/1/49	100,000	107,909
Series November 2016, 4.125% 11/1/31	40,000	40,082
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	15,000	14,979
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/25	5,000	5,008
Series 2016 A, 3% 6/15/33	25,000	23,018
Series 2016 D, 3% 6/15/31	35,000	32,853
Series 2021 A, 4% 6/15/30	60,000	61,676
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/30	100,000	100,809
Series 2015 A, 5% 1/1/40	25,000	25,179
Series 2016 A, 5% 12/1/31	50,000	50,899
Series 2017 A, 5% 1/1/36	50,000	53,041
Series 2019 C, 5% 1/1/31	120,000	131,405
Series 2023 A, 5% 1/1/44	20,000	21,890
Series 2024 A, 5% 1/1/33	35,000	39,630
Series A, 5% 1/1/45	145,000	154,158
Series B:
5% 1/1/27	25,000	26,067
5% 1/1/30	50,000	54,428
Series C, 5% 1/1/30	95,000	103,413
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	66,076
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	21,403
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	203,255
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	99,197
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	49,823
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,395
Series 2002 A:
0% 12/15/26	95,000	86,137
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,477
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,072
Series 2002, 0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,163
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	3,072
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/29	45,000	46,564
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	52,682
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	34,513
5% 3/1/31	60,000	60,442
5% 3/1/32	115,000	115,794
TOTAL ILLINOIS		7,609,568
Indiana - 1.0%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	46,237
Fishers Town Hall Bldg. Corp. Series 2023 A, 5.75% 7/15/58	345,000	388,461
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	50,711
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	73,390
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	35,859
Indiana Fin. Auth. Rev.:
(Citizens Energy Group Proj.) Series 2021 A, 4% 10/1/51	20,000	19,144
Series 2019 E:
5% 2/1/36	25,000	26,878
5% 2/1/40	65,000	69,162
Series 2021 B, 5% 2/1/41	150,000	163,751
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	38,875
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	101,373
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	100,603
5% 1/1/31	65,000	65,395
Series 2016 C, 5% 1/1/39	230,000	233,729
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	107,153
5% 2/1/54	25,000	25,964
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	42,131
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,366
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	58,664
TOTAL INDIANA		1,651,846
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	119,739
Series 2020 A, 5% 8/1/36	105,000	116,490
Series 2023 C, 5% 8/1/35	40,000	46,205
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	60,000	59,611
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	32,608
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	215,000	208,117
TOTAL IOWA		582,770
Kansas - 0.0%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	27,274
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	47,310
TOTAL KANSAS		74,584
Kentucky - 0.5%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (c)	365,000	294,176
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	90,678
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	160,000	154,726
5% 9/1/42	5,000	5,007
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	30,996
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	49,844
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	81,801
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	70,000	54,469
Series 2017 A, 3.25% 5/15/46	100,000	82,557
TOTAL KENTUCKY		844,254
Louisiana - 0.4%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	4,877
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	38,408
Series 2017 A, 5% 4/1/25	25,000	25,313
Series 2021, 5% 3/1/32	25,000	27,999
Series 2023 A, 5% 4/1/36	15,000	17,156
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	47,232
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	27,639
Louisiana Pub. Facilities Auth. Rev. (Loyola Univ. Proj.) Series 2017, 5.25% 10/1/46	35,000	37,005
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	143,322
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	25,595
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	80,000	85,472
Series 2021, 5% 9/1/33	100,000	110,245
TOTAL LOUISIANA		590,263
Maryland - 1.6%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	41,178
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	84,536
Series 2018, 3% 5/1/31	40,000	38,030
Series 2021 B, 4% 8/1/51 (c)	100,000	92,462
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	30,558
Series 2019 1, 5% 3/15/31	70,000	76,110
Series 2019, 5% 3/15/30	50,000	54,330
Series 2020 A:
5% 8/1/29	150,000	164,506
5% 8/1/35	55,000	60,719
Series 2021 2A, 5% 8/1/28	120,000	129,218
Series 2021 A, 5% 8/1/32	130,000	147,226
Series A, 5% 3/15/30	30,000	31,989
Series C, 5% 8/1/24	5,000	5,006
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	56,829
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	100,638
Series 2017 A, 4% 5/15/47	55,000	52,554
Series 2017 MD, 4% 12/1/46	15,000	14,354
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	130,074
4% 6/1/37	115,000	117,624
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	37,721
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	49,087
3% 7/1/47	145,000	115,070
4% 7/1/40	180,000	181,489
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	85,447
Series 2015 B, 3% 12/1/29	70,000	68,224
Series 2020 B, 4% 11/1/31	100,000	106,711
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	290,000	283,918
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	160,830
Washington Suburban San. District:
Series 2016 2:
4% 6/1/42	10,000	10,008
5% 6/1/34	65,000	66,918
Series 2023, 5% 6/1/36	25,000	28,853
TOTAL MARYLAND		2,622,217
Massachusetts - 3.2%
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	41,463
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2022 A2, 5% 7/1/52	200,000	215,122
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	55,943
Series 2007, 5.25% 7/1/28	40,000	43,222
Series A, 5.25% 7/1/28	20,000	21,650
Series B, 5% 7/1/33	5,000	5,074
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhanacement and Accelerated Bridge Programs) Series 2016 B, 4% 6/1/45	175,000	171,674
(Rail Enhancement & Accelerated Bridge Prog.):
Series 2017 A, 5% 6/1/47	20,000	20,538
Series 2018 A, 5% 6/1/48	130,000	134,430
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	141,248
Series 2015 A, 3.25% 6/1/35	150,000	142,701
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	23,286
Series 2018 L, 4% 7/1/44	165,000	165,847
Series 2021 B, 4% 6/1/50	35,000	29,647
Series BB1, 4% 10/1/46	25,000	24,440
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,760
Series D, 4% 7/1/45	25,000	22,976
Series F, 5% 8/15/24	110,000	110,137
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	60,303
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	131,116
Series 2015 A, 5% 7/1/26	130,000	134,679
Series 2016 B:
4% 7/1/33	75,000	75,505
5% 7/1/27	5,000	5,276
Series 2016 G:
3% 9/1/46	10,000	8,063
4% 9/1/32	75,000	75,702
Series 2017 A:
5% 4/1/35	100,000	104,313
5% 4/1/47	155,000	158,699
Series 2017 E, 5% 11/1/24	60,000	60,306
Series 2017 F:
5% 11/1/41	200,000	207,883
5% 11/1/44	20,000	20,655
Series 2018 C, 5% 9/1/30	150,000	166,752
Series 2018 E, 5% 9/1/25	100,000	102,028
Series 2019 A, 5% 1/1/49	70,000	73,126
Series 2019 C, 5% 5/1/41	25,000	26,596
Series 2019 G:
3% 9/1/39	200,000	178,779
5% 9/1/29	150,000	164,364
5% 9/1/32	75,000	75,187
Series 2020 D, 4% 11/1/41	150,000	150,578
Series 2020 E, 5% 11/1/33	165,000	183,325
Series 2021 B, 3% 4/1/47	140,000	112,275
Series 2021 C, 5% 9/1/29	50,000	54,788
Series 2023 B, 5% 5/1/34	20,000	23,040
Series 2024 B, 5% 11/1/32	55,000	62,810
Series A:
5% 3/1/29	175,000	190,046
5% 7/1/29	70,000	72,313
5% 7/1/31	45,000	46,431
Series B:
2% 3/1/34	170,000	141,342
5% 7/1/26	40,000	41,440
5% 7/1/27	20,000	21,103
Series C, 5% 5/1/30	35,000	38,704
Series D, 5% 7/1/26	40,000	41,440
Series E, 5% 11/1/26	20,000	20,848
Series F, 5% 11/1/40	15,000	15,619
Series G, 5% 9/1/33	55,000	55,137
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	77,484
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	10,000	9,518
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	53,734
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	188,048
Series 2016 B, 5% 11/15/46	30,000	30,687
Series 2020 A, 5% 8/15/39	15,000	16,462
Series A:
5% 8/15/37	15,000	16,581
5% 8/15/45	50,000	53,427
Series C, 5% 11/15/34	35,000	36,305
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,142
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	163,669
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	25,000	29,173
Series 2020 B, 5% 8/1/43	140,000	151,050
TOTAL MASSACHUSETTS		5,315,009
Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	196,622
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 C, 5% 7/1/36	15,000	15,308
Series 2023 A, 5% 7/1/38	25,000	28,333
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	51,270
Series 2018 A, 5% 7/1/27	65,000	68,293
Series 2022 A, 5% 7/1/35	50,000	56,763
Series 2022 B, 5% 7/1/35	15,000	16,814
Series 2023 A, 5% 7/1/38	15,000	17,000
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	332,545
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I:
3% 10/15/45	60,000	48,268
5% 4/15/26	40,000	40,831
5% 10/15/28	25,000	25,885
5% 10/15/30	15,000	15,481
Series 2016 I, 5% 4/15/36	115,000	118,594
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	9,437
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,015
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,000
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	70,053
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,023
Series 2016:
3% 11/15/33	240,000	222,559
3.25% 11/15/42	25,000	20,137
4% 11/15/46	50,000	47,610
Series 2018 B, 5% 10/1/28	130,000	139,867
Series 2019 A:
4% 2/15/47	40,000	37,784
4% 12/1/49	20,000	18,908
5% 2/15/34	55,000	58,504
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	36,856
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	94,595
Series 2020 A1, 2.7% 10/1/45	160,000	118,038
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	210,000	169,143
Series B, 3.1% 12/1/31	50,000	45,975
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	35,538
5% 6/30/28 (c)	15,000	15,381
5% 12/31/28 (c)	55,000	56,607
5% 6/30/29 (c)	60,000	61,805
5% 6/30/31 (c)	70,000	72,298
5% 12/31/31 (c)	20,000	20,656
Michigan Trunk Line Fund Rev.:
Series 2020 B, 4% 11/15/37	25,000	25,544
Series 2021 A, 4% 11/15/40	80,000	80,350
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	63,505
Univ. of Michigan Rev. Series 2015, 5% 4/1/32 (Pre-Refunded to 4/1/26 @ 100)	125,000	129,030
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	53,277
Series 2021 B, 5% 12/1/35 (c)	50,000	54,035
TOTAL MICHIGAN		2,859,537
Minnesota - 1.3%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	24,150
Forest Lake Independent School District No. 831 Gen. Oblig. (MN School District Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	169,741
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	129,621
Series 2020 C, 5% 12/15/35	250,000	272,371
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,430
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	112,138
Series 2015 B, 2.95% 8/1/27	40,000	38,777
Series 2017 A, 5% 10/1/28	25,000	26,574
Series 2018 B, 3.25% 8/1/36	5,000	4,825
Series 2019 B, 5% 8/1/27	100,000	105,628
Series 2020 A, 5% 8/1/33	100,000	111,150
Series 2021 A:
4% 9/1/39	455,000	470,128
5% 9/1/29	125,000	137,201
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	100,000	98,948
Series 2021 H, 2.55% 1/1/46	285,000	204,333
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	104,923
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	15,483
TOTAL MINNESOTA		2,062,421
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	15,590
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	66,852
5% 8/1/27	50,000	52,126
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	68,435
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	25,000	26,401
TOTAL MISSISSIPPI		229,404
Missouri - 0.3%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	172,528
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	66,847
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	28,929
Missouri Health & Edl. Facilities Rev.:
Series 2016, 5% 11/15/28	10,000	10,278
Series 2017 C, 3.625% 11/15/47	25,000	22,377
Series 2019 A, 4% 2/15/49	140,000	134,660
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	25,464
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (Prairie State Proj.) Series 2016 A, 4% 12/1/36	40,000	40,067
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	49,894
TOTAL MISSOURI		551,044
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	66,510
Series 2019 A:
4% 1/1/36	110,000	111,153
5% 1/1/30	150,000	163,636
TOTAL MONTANA		341,299
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Series 2022 A, 4% 2/1/42	40,000	40,143
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	131,168
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	44,783
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	79,848
TOTAL NEBRASKA		295,942
Nevada - 0.6%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	42,124
Clark County Fuel Tax:
Series 2016 A, 5% 11/1/25	130,000	132,992
Series 2016 B, 5% 11/1/27	50,000	51,967
Series 2019 A:
5% 12/1/24	45,000	45,285
5% 12/1/28	40,000	43,174
Series 2019:
3% 6/1/38	65,000	57,110
5% 6/1/25	25,000	25,382
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	10,445
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	140,000
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	17,300
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	72,225
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	95,000	89,675
Series 2018 C, 4% 7/1/48	50,000	47,830
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2022 A, 4% 6/1/41	215,000	216,538
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	43,682
TOTAL NEVADA		1,035,729
New Jersey - 3.4%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	76,097
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	225,000	232,711
New Jersey Econ. Dev. Auth. Series A:
4% 11/1/37	40,000	40,429
5% 11/1/31	35,000	37,691
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,431
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	205,000	167,660
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	30,185
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	55,000	57,407
Series 2018 EE, 5% 6/15/33	80,000	86,569
Series WW:
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	30,000	30,500
5.25% 6/15/28	30,000	30,399
Series XX, 4.375% 6/15/27	60,000	60,231
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	66,359
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	45,000	45,086
Series 2014, 5% 6/15/28	50,000	50,048
Series A, 4% 7/1/47	40,000	36,238
New Jersey Gen. Oblig.:
Series 2014, 4% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,065
Series 2020 A, 3% 6/1/32	90,000	85,851
Series 2021, 2% 6/1/37	105,000	78,671
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	135,000	138,875
5% 10/1/27	15,000	15,640
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	40,776
Series 2016:
3% 7/1/32	25,000	21,785
3.125% 7/1/33	150,000	130,545
Series 2017 A, 4% 7/1/52	125,000	119,314
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	36,715
Series 2019 B, 3.25% 12/1/39 (c)	40,000	37,141
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	30,021
5% 6/1/29	130,000	136,792
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	25,262
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,935
Series 2014 A:
4% 1/1/35	110,000	110,003
5% 1/1/27	50,000	50,036
5% 1/1/29	45,000	45,024
Series 2015 E, 5% 1/1/45	240,000	241,271
Series 2016 A, 5% 1/1/33	50,000	50,982
Series 2017 A, 5% 1/1/35	110,000	113,779
Series 2017 B, 4% 1/1/35	30,000	30,389
Series 2017 E:
5% 1/1/29	15,000	15,894
5% 1/1/31	155,000	163,408
Series 2022 B:
4.25% 1/1/43	50,000	51,217
5% 1/1/46	225,000	244,597
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	30,000	29,488
0% 12/15/25	60,000	56,890
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	36,949
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	29,252
Series 2008 A:
0% 12/15/37	45,000	26,651
0% 12/15/38	35,000	19,785
Series 2010 A:
0% 12/15/25	40,000	37,927
0% 12/15/27	30,000	26,393
0% 12/15/29	20,000	16,334
0% 12/15/32	65,000	47,221
0% 12/15/33	15,000	10,493
Series 2010 A3, 0% 12/15/34	140,000	94,264
Series 2015 AA:
4.625% 6/15/30	165,000	166,422
5.25% 6/15/31	135,000	136,987
5.25% 6/15/32	70,000	71,016
Series 2016 A, 5% 6/15/30	25,000	25,604
Series 2018 A:
5% 12/15/24	55,000	55,320
5% 12/15/34	250,000	264,147
Series 2019 BB, 3.25% 6/15/39	25,000	22,528
Series 2021 A, 5% 6/15/30	305,000	332,708
Series 2022 CC, 5% 6/15/48	230,000	245,332
Series 2023 BB, 5% 6/15/38	200,000	223,534
Series A:
0% 12/15/26	90,000	82,235
0% 12/15/31	180,000	136,024
5% 6/15/30	50,000	51,208
Series A1, 4.1% 6/15/31	15,000	15,110
Series AA:
4% 6/15/36	20,000	20,178
5.25% 6/15/27	20,000	20,286
Series BB, 5% 6/15/33	75,000	79,256
Series C, 5.25% 6/15/32	65,000	65,385
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	26,003
TOTAL NEW JERSEY		5,588,959
New Mexico - 0.5%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	40,309
New Mexico Mtg. Fin. Auth.:
Series 2019 F:
3.05% 7/1/44	100,000	81,090
3.5% 7/1/50	45,000	44,123
Series 2021 C, 3% 1/1/52	320,000	308,624
Series 2022 C, 3.95% 9/1/47	195,000	181,472
New Mexico Severance Tax Rev.:
Series 2018 A, 5% 7/1/25	65,000	66,114
Series 2022 B, 5% 7/1/31	135,000	151,553
TOTAL NEW MEXICO		873,285
New York - 13.5%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	190,000	202,045
Series 2023 A, 5% 11/1/53	145,000	158,105
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	120,592
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,452
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	100,000	97,581
4% 7/1/43	165,000	161,464
5% 7/1/29	60,000	61,833
5% 7/1/37	100,000	102,158
Series 2017 A:
5% 7/1/24	30,000	30,000
5% 10/1/29	15,000	15,705
5% 10/1/47	30,000	35,306
Series 2018 A, 5% 7/1/40	30,000	31,755
Series 2018 B, 5% 10/1/38	45,000	48,025
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	135,931
4% 7/1/41	40,000	38,332
Hempstead Town Gen. Oblig. Series 2021, 2.125% 6/15/40	250,000	181,977
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
4% 2/15/36	120,000	121,676
4% 2/15/44	35,000	34,290
5% 2/15/30	55,000	57,364
5% 2/15/39	40,000	41,437
Series 2022 A, 4% 2/15/39	95,000	96,449
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	132,762
Series 2007, 5.5% 10/1/37	25,000	29,625
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	73,993
Series 2016 B, 5% 9/1/46	40,000	40,770
Series 2017, 5% 9/1/47	30,000	30,825
Series 2018, 5% 9/1/35	20,000	21,418
Series 2019 A, 5% 9/1/26	150,000	155,762
Series 2020 A, 5% 9/1/30	120,000	133,880
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	30,508
Series 2015 A, 5% 7/1/27	105,000	106,458
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	259,188
Series 2008 L6, 5% 4/1/31	50,000	53,964
Series 2016 A, 5% 8/1/26	150,000	152,306
Series 2016, 3% 8/1/34	25,000	22,749
Series 2017 B1, 4% 10/1/40	260,000	256,253
Series 2017, 5% 8/1/27	25,000	26,381
Series 2018 1, 5% 8/1/28	10,000	10,480
Series 2018 B-1, 3.25% 10/1/42	55,000	47,554
Series 2018 E1, 5% 3/1/31	240,000	253,140
Series 2019 E, 5% 8/1/25	30,000	30,547
Series 2020 A, 4% 8/1/44	20,000	19,643
Series 2020 A1, 5% 8/1/35	120,000	129,933
Series 2020 C, 5% 8/1/26	200,000	207,350
Series 2021 C, 5% 8/1/29	260,000	283,751
Series 2023 B1, 5.25% 10/1/47	235,000	258,534
Series B1, 5% 10/1/32	70,000	76,052
Series D:
4% 12/1/41	50,000	49,070
4% 3/1/42	125,000	123,982
Series E, 5% 8/1/26	75,000	77,756
Series J, 5% 8/1/24	50,000	50,050
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,676
Series 2016 I1A, 3.95% 11/1/36	70,000	69,047
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	69,040
Series 2019 E1, 3.25% 11/1/49	30,000	24,127
Series 2020 D1B, 2.4% 11/1/50	75,000	47,844
Series 2021 A1, 2.05% 11/1/33	135,000	111,207
Series 2021 C1, 2.25% 11/1/41	110,000	78,653
Series 2021 G, 2.15% 11/1/36	205,000	160,143
Series 2021 K1, 2.45% 11/1/41	160,000	118,183
Series E1, 3.45% 5/1/59	10,000	7,818
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	81,150
0% 3/1/37	50,000	29,504
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,259
0% 3/1/44	45,000	17,944
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	9,426
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 4% 6/15/38	65,000	65,009
Series 2015 HH, 5% 6/15/29	65,000	65,937
Series 2016 BB, 5% 6/15/46	40,000	40,348
Series 2017 DD, 5.25% 6/15/47	60,000	61,765
Series 2017 EE, 5% 6/15/36	60,000	62,491
Series 2018 AA, 5% 6/15/37	5,000	5,198
Series 2018 DD1, 5% 6/15/48	15,000	15,455
Series 2018 FF, 5% 6/15/40	135,000	141,917
Series 2019 AA, 5% 6/15/27	150,000	158,481
Series 2019 DD, 5.25% 6/15/49	65,000	68,117
Series 2020 CC1:
4% 6/15/39	100,000	100,000
4% 6/15/49	35,000	34,091
Series 2020 FF, 5% 6/15/41	190,000	205,295
Series 2022 CC1, 4% 6/15/52	150,000	144,590
Series BB, 5% 6/15/49	180,000	188,750
Series CC:
4% 6/15/42	90,000	88,489
5% 6/15/30	25,000	27,255
Series EE, 5% 6/15/32	10,000	10,200
Series FF, 4% 6/15/37	80,000	80,635
New York City Transitional Fin. Auth.:
Series 2017, 5% 8/1/24	50,000	50,058
Series 2024 D, 5% 11/1/41	20,000	22,405
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S 4A, 5% 7/15/34	5,000	5,312
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	70,037
Series 2018 S3, 3.625% 7/15/47	155,000	140,069
Series 2018 S4, 5% 7/15/31	30,000	31,884
Series 2023 S 1A, 5% 7/15/28	400,000	429,726
Series S1:
5% 7/15/26	50,000	51,215
5% 7/15/27	15,000	15,135
5% 7/15/29	60,000	60,526
5% 7/15/35	35,000	36,215
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	75,076
Series 2014, 5% 11/1/25	30,000	30,036
Series 2015 A, 5% 8/1/29	100,000	100,105
Series 2016 A, 5% 5/1/40	15,000	15,284
Series 2016 B1, 5% 11/1/35	105,000	106,810
Series 2017 F:
3% 5/1/34	50,000	47,785
4% 5/1/37	80,000	80,242
Series 2018 A, 5% 8/1/38	55,000	57,026
Series 2018 B, 5% 8/1/45	50,000	51,353
Series 2018 B1, 5% 8/1/29	150,000	156,569
Series 2019 C, 4% 11/1/37	30,000	30,240
Series 2019 C1, 4% 11/1/36	50,000	50,497
Series 2020 A3, 4% 5/1/42	260,000	256,470
Series 2020 B1, 4% 11/1/45	415,000	405,264
Series 2020 C1, 5% 5/1/41	100,000	108,209
Series 2021 A, 5% 11/1/31	150,000	166,859
Series 2021 C1, 4% 5/1/38	100,000	101,604
Series 2021 F1, 5% 11/1/32	170,000	190,331
Series 2022 B1, 5% 11/1/33	445,000	508,128
Series 2022 C1, 5% 2/1/37	100,000	112,343
Series 2023 F1, 5.25% 2/1/47	190,000	209,898
Series A, 4% 11/1/35	80,000	82,457
Series B:
4% 8/1/38	100,000	100,882
4% 8/1/39	20,000	20,113
Series B1, 5% 11/1/28	30,000	30,584
Series C:
3.25% 11/1/43	140,000	122,414
4% 2/1/27	70,000	71,394
5% 11/1/26	40,000	41,648
Series C1:
4% 5/1/40	10,000	10,007
4% 5/1/44	30,000	29,671
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,283
4% 4/1/28	75,000	76,467
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	63,212
0% 11/15/36	100,000	57,976
0% 11/15/38	75,000	38,902
0% 11/15/44	75,000	27,478
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	95,321
5% 7/1/30	20,000	21,813
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,000
Series 2015 A:
4.125% 5/1/42	50,000	49,348
5% 5/1/33	40,000	40,270
5% 7/1/40	235,000	235,861
Series 2018 A:
4% 8/1/38	60,000	57,675
5% 8/1/25	100,000	99,849
Series 2019 A, 5% 7/1/27	20,000	21,120
Series 2019 C, 4% 7/1/49	45,000	43,419
Series 2020 A:
4% 7/1/50	130,000	126,774
5% 7/1/30	190,000	212,999
5% 10/1/31 (Assured Guaranty Muni. Corp. Insured)	225,000	237,775
Series 2020 A2, 5% 7/1/31	25,000	28,041
Series 2020, 3% 2/1/50	55,000	41,253
Series 2021 A, 5% 7/1/26	100,000	102,637
Series 2021 B, 3% 7/1/45	100,000	78,683
Series 2022 A, 4.25% 5/1/52	40,000	40,022
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	82,526
Series 2017 A:
5% 3/15/43	75,000	77,142
5% 3/15/44	210,000	215,749
Series 2018, 5% 3/15/48	75,000	77,698
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,012
Series 2018 A, 5% 6/15/30	50,000	53,615
Series 2019 B, 5% 6/15/31	25,000	27,389
(New York City Muni. Wtr. Fin. Auth. Projs. - Second Resolution Bonds):
Series 2023 B, 5% 6/15/32	135,000	155,153
Series 2024 A:
5% 6/15/37	15,000	17,546
5% 6/15/38	85,000	98,864
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	136,817
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	165,464
3% 11/15/28	190,000	187,967
Series 2016 A:
5% 11/15/26	90,000	93,899
5.25% 11/15/28	150,000	156,637
New York Metropolitan Trans. Auth. Rev.:
Series 2015 B, 4% 11/15/45	250,000	240,283
Series 2015 C, 5% 11/15/34	80,000	81,407
Series 2015 F, 3.25% 11/15/31	35,000	33,257
Series 2016 C1:
4% 11/15/46	120,000	114,365
5% 11/15/30	395,000	407,119
Series 2016 C2A, 3% 11/15/38	25,000	20,773
Series 2016 D:
3% 11/15/32	50,000	46,048
5% 11/15/27	10,000	10,357
Series 2017 A2, 5% 11/15/24	100,000	100,431
Series 2017 C1:
4% 11/15/34	55,000	55,341
4% 11/15/35	160,000	160,690
5% 11/15/24	20,000	20,086
5% 11/15/25	45,000	45,950
5% 11/15/28	25,000	26,485
Series 2017 D:
4% 11/15/42	95,000	93,426
5% 11/15/27	100,000	105,263
Series 2018 B:
5% 11/15/25	35,000	35,739
5% 11/15/27	20,000	21,053
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	38,797
Series 2020 A1, 4% 11/15/52	20,000	18,906
Series 2020, 4% 11/15/49	25,000	23,868
Series 2021 A1, 4% 11/15/49	25,000	23,868
Series 2024 A, 5% 11/15/44	25,000	27,055
New York State Dorm. Auth.:
Series 2016:
5% 2/15/26	10,000	10,290
5% 2/15/26 (Escrowed to Maturity)	105,000	107,889
Series 2017 A, 5% 2/15/27 (Escrowed to Maturity)	110,000	115,422
Series 2017 B:
5% 2/15/39	15,000	15,555
5% 2/15/43	50,000	51,479
Series 2018 A, 5% 3/15/32	50,000	53,568
Series 2019 A:
5% 3/15/39	100,000	106,449
5% 3/15/40	90,000	95,323
Series 2019 D, 3% 2/15/49	120,000	92,460
Series 2020 A, 3% 3/15/49	105,000	80,910
Series 2022 A, 4% 3/15/39	220,000	220,500
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.):
Series 2014 B, 5% 11/15/39	5,000	5,006
Series 2017 C, 5% 8/15/47	175,000	180,276
Series 2019 A, 5% 2/15/49	30,000	31,533
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	35,609
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	55,000	41,423
Series 2019 R, 3.15% 11/1/54	25,000	19,383
Series 2021 G, 2.4% 11/1/41	210,000	153,819
Series L, 3.45% 11/1/42	25,000	22,139
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 225, 2.3% 10/1/40	155,000	115,417
Series 220, 2.85% 10/1/44	25,000	19,817
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,797
New York State Urban Dev. Corp.:
Series 2016 A, 5% 3/15/26	20,000	20,612
Series 2020 A:
4% 3/15/45	65,000	63,773
4% 3/15/49	85,000	82,736
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	72,940
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/26	80,000	80,627
Series 2016 A, 5% 1/1/51	30,000	30,248
Series 2019 B, 3% 1/1/46	50,000	39,714
Series 2020 N, 4% 1/1/47	200,000	196,026
Series 2024 P:
5% 1/1/31	25,000	28,087
5% 1/1/33	10,000	11,572
Series K:
5% 1/1/28	10,000	10,067
5% 1/1/29	90,000	90,578
Series L, 5% 1/1/34	70,000	74,404
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	31,127
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	28,369
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	27,590
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	48,875
5% 12/1/25 (c)	105,000	106,409
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/35 (c)	150,000	161,144
New York Urban Dev. Corp. Rev. Series 2019 A:
5% 3/15/42	15,000	15,659
5% 3/15/44	25,000	26,001
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	26,889
5% 12/1/40	160,000	170,977
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	15,000	14,878
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,019
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	77,755
Triborough Bridge & Tunnel Auth. Series 2021 C3, 4% 5/15/51	540,000	526,657
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	40,614
Series 2013 A:
0% 11/15/30	105,000	81,742
0% 11/15/32	35,000	24,989
Series 2016 A:
5% 11/15/31	100,000	102,855
5% 11/15/41	25,000	25,396
Series 2017 A, 5% 11/15/26	50,000	52,121
Series 2017 B:
5% 11/15/25	80,000	81,996
5% 11/15/36	90,000	93,462
Series 2018 C, 5% 11/15/37	25,000	26,580
Series 2018 D, 5% 11/15/34	150,000	166,907
Series 2019 A, 5% 11/15/49	45,000	46,774
Series 2021 A, 5% 11/1/25	140,000	143,278
Series B, 5% 11/15/31	200,000	226,765
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A, 5% 9/1/37	375,000	402,732
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	77,346
Series 2017:
5% 12/15/38	25,000	26,279
5% 12/15/41	50,000	52,154
Westchester County Gen. Oblig.:
Series 2018 A, 4% 12/1/27	50,000	51,253
Series 2019 D, 4% 12/15/28	20,000	20,622
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	38,579
TOTAL NEW YORK		22,235,550
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	20,000	20,248
Series 194:
5% 10/15/25	25,000	25,571
5% 10/15/30	35,000	35,680
5% 10/15/32	55,000	56,055
5% 10/15/35	100,000	101,855
5.25% 10/15/55	50,000	50,805
Series 198, 5% 11/15/46	15,000	15,181
Series 2012 171, 4% 1/15/42	205,000	205,046
Series 2013 177th, 4% 1/15/43 (c)	195,000	186,478
Series 2014 185, 5% 9/1/25 (c)	120,000	120,229
Series 2014, 3% 7/15/28 (c)	50,000	47,790
Series 2015 189, 5% 5/1/45	140,000	141,231
Series 2017 202, 5% 10/15/34 (c)	580,000	595,754
Series 2018 209, 5% 7/15/34	70,000	74,501
Series 2019 217, 5% 11/1/30	100,000	109,418
Series 202, 5% 10/15/30 (c)	20,000	20,542
Series 2020 222, 5% 7/15/31	75,000	83,690
Series 2021 223, 5% 7/15/31 (c)	55,000	59,626
Series 2024 244, 5% 7/15/45	225,000	250,007
Series 207, 5% 9/15/26 (c)	185,000	190,776
Series 209, 5% 7/15/31	30,000	31,966
TOTAL NEW YORK AND NEW JERSEY		2,422,449
North Carolina - 1.1%
Charlotte Gen. Oblig. Series 2023 B, 5% 7/1/28	25,000	26,877
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	150,916
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	94,388
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	45,784
Series 2019, 4% 3/1/34	210,000	216,779
Series 2022, 5% 9/1/32	130,000	149,639
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	70,000	72,205
Series 2018 A, 5% 6/1/29	45,000	48,345
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	30,290
5% 3/1/28	50,000	50,468
Series 2019:
5% 3/1/31	45,000	48,650
5% 3/1/33	75,000	80,981
5% 3/1/34	40,000	43,138
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,412
Series 2020 B, 5% 5/1/29	20,000	21,785
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	69,213
Series 2020 A, 4% 10/1/45	55,000	50,904
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	275,000	167,812
0% 1/1/38	110,000	63,726
Series 2018, 5% 1/1/31	85,000	89,914
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	72,993
Wake County:
Series 2019 A, 3% 3/1/36	50,000	46,543
Series 2022 A, 5% 2/1/31	100,000	112,630
TOTAL NORTH CAROLINA		1,784,392
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	36,782
Ohio - 2.4%
Allen County Hosp. Facilities Rev. Series 2015 A, 4% 11/1/44	245,000	239,687
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	257,357
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	102,896
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	121,431
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	28,761
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	45,228
Series 2018 A, 5% 4/1/30	120,000	129,439
Series 2024 A, 5% 8/15/40	65,000	74,296
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	55,116
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,244
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	66,987
5% 12/1/46	65,000	66,152
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	25,269
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2020 A, 4% 8/15/50	20,000	18,858
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	199,743
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	60,294
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	20,779
Series 2015 C:
5% 11/1/28	35,000	35,483
5% 11/1/30	50,000	50,661
Series 2017 C, 5% 8/1/26	25,000	25,916
Series 2018 A, 5% 2/1/29	25,000	25,653
Series 2019 A, 5% 5/1/27	60,000	63,067
Series 2021 B, 5% 9/15/31	120,000	135,633
Series 2024 A, 5% 3/1/39	65,000	74,116
Series S, 5% 5/1/29	50,000	51,527
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	42,230
Series 2021 B, 5% 1/1/28	100,000	105,948
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,204
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. - Backed Securities Prog.) Series 2021 C, 2.7% 9/1/46	485,000	357,739
(Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	120,000	116,166
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	21,041
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,438
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	10,867
Series 2013 A2, 0% 2/15/37	20,000	12,152
Series A, 0% 2/15/41	60,000	29,060
Series A, 5% 2/15/51	50,000	53,092
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	57,912
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	31,532
Series 2019 B, 3% 6/1/46	90,000	71,798
Series 2020 A:
5% 6/1/33	90,000	99,685
5% 12/1/40	80,000	86,944
Series 2020 B, 4% 12/1/38	490,000	504,948
Series 2023 C, 5% 12/1/33	30,000	34,777
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	285,000	260,426
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	8,584
TOTAL OHIO		3,971,136
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	111,349
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	141,116
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,050
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	128,380
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,146
Oklahoma St Wtr. Resources Board Rev. Fund Series 2023 A, 4.125% 4/1/53	20,000	19,574
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	34,063
Series 2017 D, 5% 1/1/26	65,000	66,742
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	85,846
TOTAL OKLAHOMA		612,266
Oregon - 1.1%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,344
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	43,794
0% 6/15/36	85,000	54,666
0% 6/15/39	155,000	85,978
Series B, 0% 6/15/34	35,000	24,598
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	37,252
Deschutes Ore Pub. Libr District Series 2021, 3% 12/1/41	205,000	175,068
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	15,782
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	93,549
5% 8/15/45	50,000	52,169
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,079
Series 2022 A, 5% 6/1/52	230,000	239,593
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	200,156
Series A, 4% 5/1/37	110,000	112,257
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,297
Series 2019 A, 5% 7/1/30	100,000	108,885
Port of Portland Arpt. Rev. Series 2022 28, 5% 7/1/30 (c)	155,000	165,302
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	107,892
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	35,202
5% 5/15/29	100,000	106,727
Tri-County Metropolitan Trans. District Rev. Series 2018 A, 3.25% 10/1/34	50,000	48,071
TOTAL OREGON		1,747,661
Pennsylvania - 3.3%
Allegheny County Series C77, 5% 11/1/43	25,000	26,058
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (c)	465,000	478,948
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,809
5% 4/1/27	100,000	103,174
Series 2019 A, 5% 7/15/33	110,000	117,629
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	175,294
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	165,000	159,451
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	60,367
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,121
5% 10/1/46	135,000	137,531
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	32,269
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,187
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	37,638
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	85,069
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	32,271
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	56,043
Pennsylvania Econ. Dev. Series 2024 B, 4.25% 1/1/50	230,000	224,062
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	42,067
5% 11/15/28	90,000	94,306
Series 2020 A, 4% 4/15/50	25,000	23,303
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	23,682
5% 12/31/28 (c)	160,000	161,940
Series 2014 A, 5% 2/1/45	120,000	120,030
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/26	55,000	55,582
5% 3/15/29	60,000	60,505
Series 2015:
4% 8/15/34	175,000	175,483
5% 8/15/32	60,000	60,915
Series 2016 2, 3% 9/15/36	45,000	40,385
Series 2016:
5% 1/15/28	145,000	151,009
5% 9/15/29	100,000	103,241
Series 2018, 3.75% 3/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	198,221
Series 2020 1, 5% 5/1/28	100,000	106,955
Series 2022:
5% 10/1/32	15,000	17,119
5% 10/1/38	20,000	22,463
Series 2023, 5% 9/1/32	15,000	17,101
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	120,000	101,402
5% 8/15/25	90,000	91,682
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 129, 3.15% 10/1/39	195,000	170,121
Series 2024 144A, 4.05% 10/1/39	35,000	35,016
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,741
Series 2017 124A, 4% 10/1/38 (c)	75,000	74,649
Series 2017 125B, 3.65% 10/1/42	80,000	73,839
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	111,692
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	37,421
Series 2013 B2, 0% 12/1/37 (d)	100,000	95,439
Series 2014 A, 5.125% 12/1/39	5,000	5,331
Series 2014 C, 5% 12/1/39	30,000	30,127
Series 2014, 5% 12/1/33	55,000	55,211
Series 2015 A1, 4% 12/1/41	60,000	58,942
Series 2016 B, 5% 6/1/27	160,000	164,245
Series 2017 A, 5.5% 12/1/42	150,000	154,711
Series 2017 A1, 5% 12/1/30	40,000	42,236
Series 2017 B, 5.25% 6/1/47	55,000	56,564
Series 2017 B2, 5% 6/1/25	100,000	101,420
Series 2017, 5% 12/1/40	50,000	51,623
Series 2019 A, 5% 12/1/35	35,000	37,229
Series 2019, 5% 12/1/32	30,000	32,163
Series 2021 A, 4% 12/1/45	180,000	175,769
Series 2021 C:
5% 12/1/30	25,000	27,832
5% 12/1/31	30,000	33,798
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	107,681
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	4,933
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	20,000	20,350
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,284
Series 2016 F, 5% 9/1/26	110,000	113,712
Series 2018 B, 4% 9/1/43 (Assured Guaranty Muni. Corp. Insured)	30,000	29,556
Series 2019 A, 5% 9/1/44	30,000	31,176
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,055
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	97,081
TOTAL PENNSYLVANIA		5,517,259
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,226
Rhode Island - 0.4%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	204,578
Series C, 3% 1/15/36	30,000	26,903
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/31	50,000	50,716
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	260,000	297,076
TOTAL RHODE ISLAND		579,273
South Carolina - 0.8%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	142,240
Series 2022, 5% 1/1/42	150,000	166,735
South Carolina Jobs-Econ. Dev. Auth.:
(SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	31,038
Series 2023, 4% 2/1/43	200,000	199,126
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	117,917
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5.125% 12/1/43	25,000	25,001
Series 2014 A, 5.5% 12/1/54	25,000	25,008
Series 2014 C:
5% 12/1/29	40,000	40,044
5% 12/1/34	110,000	110,080
5% 12/1/36	45,000	45,100
Series 2016 A:
3.25% 12/1/35	15,000	13,401
5% 12/1/27	50,000	51,034
Series 2016 B, 5% 12/1/33	55,000	56,000
Series 2021 B, 4% 12/1/47	45,000	42,561
Series 2022 A, 5% 12/1/44	125,000	132,013
Series A, 3% 12/1/41	30,000	23,645
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	88,498
TOTAL SOUTH CAROLINA		1,309,441
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	16,457
3.25% 8/1/44	30,000	24,684
4% 8/1/38	100,000	99,231
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,044
Series 2016 A, 4% 1/1/42	10,000	9,716
Series 2019, 4% 11/15/43	55,000	52,079
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	82,733
Metropolitan Govt. of Nashville & Davidson County Series 2021, 4% 5/1/51	30,000	28,748
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	52,583
4% 7/1/54	35,000	33,092
5% 7/1/44	65,000	68,900
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	70,955
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/37	500,000	286,274
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (b)	30,000	30,015
Series 2006 A, 5.25% 9/1/26	30,000	30,716
Series 2006 C, 5% 2/1/27	15,000	15,232
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	51,635
Series 2021 A, 5% 11/1/31	290,000	329,670
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,976
Series 2018 1, 3.85% 7/1/38	45,000	43,676
Series 2018 3, 3.75% 7/1/38	30,000	28,515
Series 2020 1A, 2.4% 1/1/44	15,000	10,700
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	108,381
TOTAL TENNESSEE		1,539,012
Texas - 7.8%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	52,201
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	112,727
Arlington Higher Ed. Fin. Corp.:
Series 2019 A, 3% 8/15/54	60,000	43,440
Series 2021 A, 3% 2/15/46	210,000	161,950
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	79,978
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,140
Series 2019, 4% 8/1/35	25,000	25,548
Series 2023, 5% 8/1/41	220,000	244,090
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	49,432
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,010
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	17,657
City of Denton Series 2017, 4% 2/15/47	50,000	47,638
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	143,626
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2021 T, 4% 8/15/47	25,000	24,043
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	17,730
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	9,848
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	75,955
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	48,655
Series 2020 A, 3% 2/15/35	120,000	113,250
Series 2023, 4% 2/15/48	415,000	405,421
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B:
4% 12/1/36	200,000	200,716
4% 12/1/38	350,000	348,814
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 5% 11/1/30	55,000	60,668
Series 2020 B, 5% 11/1/33	35,000	38,299
Series 2021 A, 3% 11/1/40	315,000	270,336
Series 2022 B, 4% 11/1/45	20,000	19,451
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,177
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	163,389
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	65,096
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	101,160
Series 2021, 3% 8/15/40	150,000	127,215
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	71,752
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	69,851
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	97,516
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	127,968
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	167,661
Series 2017, 4% 8/15/35	110,000	110,648
Grand Parkway Trans. Corp.:
Series 2013:
5.3% 10/1/32	40,000	43,363
5.8% 10/1/46	40,000	43,097
5.85% 10/1/48	30,000	32,328
Series 2018 A, 5% 10/1/37	40,000	42,222
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2015, 4% 12/1/45	75,000	71,222
Series 2016 A, 3.125% 7/1/38	210,000	183,729
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	74,870
Series 2021 A:
4% 10/1/33	150,000	155,421
4% 10/1/46	100,000	97,286
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	101,595
Series 2016 A:
5% 8/15/33	15,000	15,400
5% 8/15/35	140,000	143,500
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	38,433
Series 2019 A, 3% 8/15/44	120,000	98,017
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	46,159
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	3,100
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	7,355
Hidalgo County Reginal Mobility Auth. Series 2022 A, 4% 12/1/41	80,000	77,650
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	55,000	57,582
Series 2021 A, 4% 7/1/40 (c)	175,000	171,938
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	80,000	55,115
Houston Independent School District:
Series 2017, 5% 2/15/27	50,000	52,345
Series 2018, 5% 7/15/27	55,000	57,875
Houston Util. Sys. Rev.:
Series 2002 C, 3% 11/15/47	50,000	38,845
Series 2014 C, 5% 5/15/26	75,000	75,093
Series 2017 B, 5% 11/15/29	45,000	47,366
Series 2019 B, 4% 11/15/44	55,000	53,767
Series 2020 C, 4% 11/15/49	25,000	23,820
Series 2024 A, 5% 11/15/36	20,000	23,033
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	16,880
Katy Independent School District Series 2022, 4% 2/15/41	350,000	354,598
Klein Independent School District Series 2017, 4% 8/1/46	215,000	208,988
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	153,486
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,540
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	37,604
Series 2016 A:
0% 8/16/44	10,000	3,949
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,243
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	96,389
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	20,218
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	3,018
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	60,613
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	28,990
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,441
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	42,799
Series 2015 A, 5% 1/1/27	100,000	100,527
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	185,971
Series 2018:
4.25% 1/1/49	55,000	53,944
5% 1/1/48	20,000	20,591
Series 2021 B, 5% 1/1/31	100,000	110,127
Northside Independent School District:
Series 2016, 4% 6/15/35	400,000	401,107
Series 2019 A, 4% 8/15/36	120,000	120,842
Series 2019, 4% 8/15/49	125,000	120,675
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	86,060
Prosper Independent School District Series 2023, 4% 2/15/53	20,000	19,028
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	40,000	41,000
5% 2/1/32	5,000	5,114
Series 2017, 5% 2/1/29	60,000	62,494
Series 2019:
4% 2/1/28	10,000	10,249
5% 2/1/35	125,000	136,674
Series 2022, 4% 2/1/43	35,000	34,458
Series 2023 A, 5% 2/1/32	15,000	16,875
Series 2023 C, 5% 2/1/42	15,000	16,556
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	53,551
San Antonio Wtr. Sys. Rev. Series 2021 A, 4% 5/15/51	300,000	287,001
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	181,705
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	52,497
Tarrant County College Series 2020, 5% 8/15/30	130,000	143,190
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/36	140,000	138,126
Texas City Tex Independent School District Series 2023, 4% 8/15/48	25,000	24,148
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	22,444
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	70,243
Series 2015 A:
5% 10/1/24	55,000	55,204
5% 10/1/26	100,000	101,976
Series 2016 A, 5% 4/1/30	50,000	51,401
Series 2017 A, 5% 10/1/33	50,000	52,193
Series 2017 B:
5% 10/1/29	100,000	104,461
5% 10/1/33	25,000	26,096
Series 2018 B, 5% 8/1/24 (Escrowed to Maturity)	45,000	45,049
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/37	40,000	40,220
4% 6/30/40	100,000	99,291
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	80,138
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	173,383
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,696
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	30,000	28,796
Series 2015 C:
5% 8/15/25	90,000	90,080
5% 8/15/29	115,000	115,166
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,349
Series 2018 A:
4% 10/15/32	50,000	50,787
4% 10/15/37	40,000	40,150
Series 2018, 5% 8/1/32	130,000	135,821
Series 2019 A:
3% 10/15/39	125,000	111,786
4% 10/15/49	355,000	339,684
Series 2020:
3% 10/15/34	130,000	124,406
3% 10/15/40	100,000	87,876
5% 8/1/33	15,000	16,579
Series 2021:
5% 8/1/26	125,000	129,512
5% 10/15/33	170,000	191,155
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	120,275
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	60,094
5% 8/15/26	105,000	108,820
Series 2017 B, 3.375% 8/15/44	40,000	35,619
Series 2019 A, 5% 8/15/31	85,000	92,365
Series 2020 A, 3.5% 8/15/50	35,000	30,309
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	200,073
Waller Independent School District Series 2020, 4% 2/15/50	100,000	96,440
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2021, 3% 12/15/51	25,000	18,600
Williamson County Series 2022, 4% 2/15/42	395,000	397,550
TOTAL TEXAS		12,807,935
Utah - 0.7%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	542,272
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	47,399
Series 2017 B1, 5% 8/1/26	200,000	206,847
Series 2021 A1, 4% 8/1/41	145,000	145,903
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	35,503
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,239
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,239
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	157,468
Series 2016, 4% 12/15/29	25,000	25,228
TOTAL UTAH		1,191,098
Virginia - 2.6%
Alexandria Gen. Oblig. Series 2023, 5% 12/15/31	170,000	193,200
Arlington County Series 2019, 4% 6/15/35	5,000	5,176
Chesterfield County Econ. Dev. Auth. Rev.:
(County Mobility Projs.) Series 2024, 4% 4/1/50	80,000	77,747
(County Projs.) Series 2020 F, 2% 4/1/41	100,000	69,963
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	13,569
Series 2016 B, 3% 4/1/36	100,000	90,446
Series 2016:
3% 4/1/36	130,000	117,579
3% 4/1/36 (Pre-Refunded to 4/1/26 @ 100)	25,000	24,843
Fairfax County Gen. Oblig. Series 2023 A, 4% 10/1/31	465,000	495,482
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	26,861
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	175,448
Loudoun County Sanitation Auth. Wtr. & Swr. Series 2015, 4% 1/1/42	745,000	744,534
Loudoun County Gen. Oblig. Series 2022 A, 4% 12/1/41	145,000	147,285
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	85,242
Norfolk Series 2021 A, 4% 3/1/40	170,000	174,284
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	74,468
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/42	225,000	233,283
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A:
3% 2/1/36	55,000	50,790
5% 2/1/30	160,000	175,946
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	81,088
(21St Century College and Equip. Programs) Series 2023 A, 5% 2/1/30	235,000	258,421
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	65,634
Series 2019 C, 5% 2/1/30	15,000	16,264
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	54,387
Virginia Commonwealth Trans. Board Rev.:
Series 2016, 3% 5/15/40	105,000	90,835
Series 2022, 4% 5/15/47	50,000	50,099
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,066
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	106,739
Series 2014, 4% 10/1/38	35,000	34,999
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/36	400,000	405,030
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	195,635
TOTAL VIRGINIA		4,340,343
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	46,747
5% 11/1/33	155,000	160,558
5% 11/1/36	30,000	31,014
5% 11/1/41	85,000	87,125
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/25	130,000	131,972
Series 2016 A, 5% 7/1/28	215,000	222,664
Series 2018 C, 5% 7/1/33	30,000	32,011
Series 2020 A, 5% 7/1/28	70,000	74,992
Series 2021 A, 4% 7/1/42	175,000	174,618
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	56,214
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	14,150
King County School District 210 Series 2018, 5% 12/1/30	80,000	84,638
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	77,493
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	160,265
Univ. of Washington Univ. Revs. Series 2024 B, 5% 7/1/33	185,000	213,071
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	150,000	145,156
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	130,000	117,560
Washington Gen. Oblig.:
Series 2015 B, 5% 2/1/28	85,000	85,776
Series 2015 H:
5% 7/1/26	30,000	30,249
5% 7/1/29	40,000	40,310
Series 2016 A1, 5% 8/1/29	10,000	10,166
Series 2016 C:
5% 2/1/33	200,000	204,519
5% 2/1/35	20,000	20,433
Series 2016 R, 5% 7/1/24	125,000	125,000
Series 2017 B, 5% 8/1/29	150,000	155,038
Series 2018 A, 5% 8/1/41	195,000	201,776
Series 2018 C, 5% 8/1/28	55,000	57,993
Series 2018 D, 5% 8/1/28	30,000	31,587
Series 2020 A:
5% 1/1/26	30,000	30,768
5% 8/1/42	165,000	177,681
Series 2020 B, 5% 6/1/37	55,000	59,332
Series 2020 C, 5% 2/1/41	150,000	161,484
Series 2020 E, 5% 6/1/45	15,000	15,944
Series 2021 A, 5% 6/1/41	125,000	135,088
Series 2022 A, 5% 8/1/43	100,000	108,410
Series 2023 A:
5% 8/1/31	225,000	252,803
5% 8/1/46	165,000	178,884
Series R, 5% 7/1/29	100,000	100,722
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	39,999
Series 2017 A, 4% 7/1/42	85,000	74,498
Series 2017 B, 3.5% 8/15/38	60,000	53,766
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	50,813
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	23,560
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,119
TOTAL WASHINGTON		4,291,966
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	68,470
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	83,224
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	27,547
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	95,312
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	216,540
TOTAL WEST VIRGINIA		491,093
Wisconsin - 1.2%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	49,816
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	39,228
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	40,947
5% 3/1/46	50,000	50,690
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	8,310
Wisconsin Ctr. District Tax Rev. Series 2020 C, 0% 12/15/50 (Assured Guaranty Muni. Corp. Insured)	70,000	19,368
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	10,000	10,144
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	72,043
Series 2021 B, 5% 5/1/35	85,000	92,803
Series 2022 4, 5% 5/1/31	135,000	151,580
Series 2023 2, 5% 5/1/35	215,000	248,007
Series 3, 5% 11/1/31	30,000	31,500
Series A:
4% 5/1/27	30,000	30,319
5% 5/1/30	125,000	129,008
5% 5/1/34	120,000	121,588
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	56,244
Series 2014 A, 5% 11/15/25	40,000	40,150
Series 2016 A:
3.5% 2/15/46	195,000	146,309
4% 11/15/39	40,000	39,291
Series 2017 A, 5% 4/1/28	35,000	36,211
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022, 4% 12/1/51	255,000	235,007
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	104,533
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	16,804	14,359
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B:
5% 5/1/35	215,000	221,697
5% 5/1/36	25,000	25,779
TOTAL WISCONSIN		2,014,931
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	22,618
Univ. Univ. Revs. Series 2021, 4% 6/1/51 (Assured Guaranty Muni. Corp. Insured)	25,000	23,838
TOTAL WYOMING		46,456
TOTAL MUNICIPAL BONDS (Cost $170,720,789)		163,058,269

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (f)(g) (Cost $396,887)	396,807	396,887

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $171,117,676)	163,455,156
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,357,812
NET ASSETS - 100.0%	164,812,968

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	1,900,963	37,822,115	39,325,988	44,971	(241)	38	396,887	0.0%
Total	1,900,963	37,822,115	39,325,988	44,971	(241)	38	396,887

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	163,058,269	-	163,058,269	-

Money Market Funds	396,887	396,887	-	-
Total Investments in Securities:	163,455,156	396,887	163,058,269	-
Financial Statements
Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $170,720,789)	$163,058,269
Fidelity Central Funds (cost $396,887)	396,887

Total Investment in Securities (cost $171,117,676)		$163,455,156
Cash		140,162
Receivable for fund shares sold		412,906
Interest receivable		1,955,810
Distributions receivable from Fidelity Central Funds		3,114
Other receivables		81
Total assets		165,967,229
Liabilities
Payable for investments purchased
Regular delivery	$683,298
Delayed delivery	17,324
Payable for fund shares redeemed	312,837
Distributions payable	131,240
Accrued management fee	9,562
Total liabilities		1,154,261
Net Assets		$164,812,968
Net Assets consist of:
Paid in capital		$175,991,279
Total accumulated earnings (loss)		(11,178,311)
Net Assets		$164,812,968
Net Asset Value, offering price and redemption price per share ($164,812,968 ÷ 8,951,133 shares)		$18.41
Statement of Operations
		Year ended June 30, 2024
Investment Income
Interest		$3,951,219
Income from Fidelity Central Funds		44,971
Total income		3,996,190
Expenses
Management fee	$108,081
Independent trustees' fees and expenses	491
Miscellaneous	921
Total expenses before reductions	109,493
Expense reductions	(138)
Total expenses after reductions		109,355
Net Investment income (loss)		3,886,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(909,018)
Fidelity Central Funds	(241)
Total net realized gain (loss)		(909,259)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,162,461
Fidelity Central Funds	38
Total change in net unrealized appreciation (depreciation)		1,162,499
Net gain (loss)		253,240
Net increase (decrease) in net assets resulting from operations		$4,140,075
Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,886,835	$3,151,681
Net realized gain (loss)	(909,259)	(1,240,052)
Change in net unrealized appreciation (depreciation)	1,162,499	1,604,091
Net increase (decrease) in net assets resulting from operations	4,140,075	3,515,720
Distributions to shareholders	(3,821,144)	(3,111,991)

Share transactions
Proceeds from sales of shares	65,069,600	98,502,126
Reinvestment of distributions	2,412,193	2,178,053
Cost of shares redeemed	(58,877,357)	(70,135,385)

Net increase (decrease) in net assets resulting from share transactions	8,604,436	30,544,794
Total increase (decrease) in net assets	8,923,367	30,948,523

Net Assets
Beginning of period	155,889,601	124,941,078
End of period	$164,812,968	$155,889,601

Other Information
Shares
Sold	3,556,452	5,424,824
Issued in reinvestment of distributions	132,431	119,860
Redeemed	(3,246,568)	(3,886,886)
Net increase (decrease)	442,315	1,657,798

Financial Highlights
Fidelity® Municipal Bond Index Fund

Years ended June 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.32	$18.24	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.459	.402	.281	.309	.324
Net realized and unrealized gain (loss)	.082	.073	(2.152)	.421	(.035)
Total from investment operations	.541	.475	(1.871)	.730	.289
Distributions from net investment income	(.451)	(.395)	(.279)	(.310)	(.319)
Total distributions	(.451)	(.395)	(.279)	(.310)	(.319)
Net asset value, end of period	$18.41	$18.32	$18.24	$20.39	$19.97
Total Return D,E	3.01%	2.64%	(9.26)%	3.68%	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07%	.07%	.07%	.07%	.07% H
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07% H
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07% H
Net investment income (loss)	2.52%	2.21%	1.43%	1.53%	1.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$164,813	$155,890	$124,941	$106,786	$60,060
Portfolio turnover rate I	15%	18%	30%	8%	76% H

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended June 30, 2024

1. Organization.
Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$534,211
Gross unrealized depreciation	(8,093,187)
Net unrealized appreciation (depreciation)	$(7,558,976)
Tax Cost	$171,014,132

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(3,598,015)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,558,976)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,850,933)
Long-term	(1,747,082)
Total capital loss carryforward	$(3,598,015)

The tax character of distributions paid was as follows:

	June 30, 2024	June 30, 2023
Tax-exempt Income	$3,821,144	$3,111,991
Total	$3,821,144	$3,111,991

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	35,527,626	23,385,490
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $138.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Municipal Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the four years in the period ended June 30, 2024 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the four years in the period ended June 30, 2024 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 6.29% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Municipal Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9894016.104
MBL-ANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024